N-4	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
C000055035 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.25%
	Investment options (Fund fees and expenses)[2]	0.14%	1.24%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,277	Highest Annual Cost: $2,202
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.25%
	Investment options (Fund fees and expenses)[2]	0.14%	1.24%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,277	Highest Annual Cost: $2,202
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.25%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.24%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.25%
	Investment options (Fund fees and expenses)[2]	0.14%	1.24%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,277	Highest Annual Cost: $2,202
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,277
Highest Annual Cost [Dollars]	$ 2,202
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is this a Short Term Investment?
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks
What Are the Risks Associated with the Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.

We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.

For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.

We reserve the right to close the Contract to new investors at anytime. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Changes to the Funds and Separate Account
Are There any Restrictions on Contract Benefits?
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts– Transfers between Sub- Accounts; Restrictions on Sub-Account Transfers

Are There any Transfer Restrictions?
General Account values may be transferred to one or more Sub-Accounts within the Separate Accounts or, if applicable, to one or more sub-accounts within a separate account under a related contract, except that the Contract contains at least one of the following restrictions for transfers to and from the General Account option, depending on your individual Plan’s Contract. Please check your Plan materials to determine what type of restrictions your Plan’s Contract contains:

Frequency: We reserve the right to limit the number of transfers to no more than one per Valuation Day or twelve per Contract Year, with no two transfers being made on consecutive Valuation Days;
No Transfer to Competing Funds: You may not transfer account value directly from the General Account option to a competing fund in the Plan’s fund line-up. Competing funds are generally money market funds or other stable value funds as described under the Contract or related contract of your Plan;
Limits on Transfers to Competing Funds: Transfers of assets that were held in the General Account at any time during the preceding 90-day period to a competing fund are prohibited;
Limits on Transfers from Competing Funds: Transfers of assets presently held in a competing fund, or that were held in a competing fund during the preceding 90 days, to the General Account option are prohibited; or
Other Limits on Transfers from the General Account Option: We may limit the sum of any such transfers for a Participant’s Account in any Participant’s Contract Year to 1/6th of the General Account value of such Participant’s Account as of the end of the preceding Participant’s Contract Year.
General Account Option
TAXES	LOCATION IN PROSPECTUS
What Are the Contract's Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution

Should I Exchange My Contract?
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Federal Tax Considerations

Investment Restrictions [Text Block]
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.

We reserve the right to close the Contract to new investors at anytime. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.

Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender your Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2025 that you may pay periodically during the time that you participate in the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – General Account Options and Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.24%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. In addition, this Example does not take into consideration any fee waiver or expense reimbursement arrangements of the Underlying Funds. If these arrangements were taken into consideration, the expense would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$7,202	$10,855	$14,543	$28,789
1.05%	$7,007	$10,260	$13,518	$26,748
0.85%	$6,812	$9,661	$12,484	$24,667
0.75%	$6,715	$9,361	$11,964	$23,611
0.65%	$6,617	$9,060	$11,442	$22,544
0.50%	$6,471	$8,608	$10,654	$20,925
0.35%	$6,325	$8,143	$9,861	$19,281
0.15%	$6,131	$7,517	$8,797	$17,051
0.00%	$5,984	$7,045	$7,993	$15,350

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$2,582	$7,933	$13,544	$28,789
1.05%	$2,377	$7,318	$12,518	$26,748
0.85%	$2,172	$6,700	$11,485	$24,667
0.75%	$2,070	$6,390	$10,964	$23,611
0.65%	$1,967	$6,080	$10,442	$22,544
0.50%	$1,814	$5,613	$9,654	$20,925
0.35%	$1,660	$5,144	$8,862	$19,281
0.15%	$1,455	$4,518	$7,797	$17,051
0.00%	$1,301	$4,046	$6,993	$15,350

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$2,582	$7,933	$13,544	$28,789
1.05%	$2,377	$7,318	$12,518	$26,748
0.85%	$2,172	$6,700	$11,485	$24,667
0.75%	$2,070	$6,390	$10,964	$23,611
0.65%	$1,967	$6,080	$10,442	$22,544
0.50%	$1,814	$5,613	$9,654	$20,925
0.35%	$1,660	$5,144	$8,862	$19,281
0.15%	$1,455	$4,518	$7,797	$17,051
0.00%	$1,301	$4,046	$6,993	$15,350

Transaction Expenses [Table Text Block]
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Transfer Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Minimum [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 30
Other Annual Expense, Minimum [Dollars]	$ 0
Other Annual Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.24%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.24%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$7,202	$10,855	$14,543	$28,789
1.05%	$7,007	$10,260	$13,518	$26,748
0.85%	$6,812	$9,661	$12,484	$24,667
0.75%	$6,715	$9,361	$11,964	$23,611
0.65%	$6,617	$9,060	$11,442	$22,544
0.50%	$6,471	$8,608	$10,654	$20,925
0.35%	$6,325	$8,143	$9,861	$19,281
0.15%	$6,131	$7,517	$8,797	$17,051
0.00%	$5,984	$7,045	$7,993	$15,350

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,202
Surrender Expense, 1 Year, Minimum [Dollars]	5,984
Surrender Expense, 3 Years, Maximum [Dollars]	10,855
Surrender Expense, 3 Years, Minimum [Dollars]	7,045
Surrender Expense, 5 Years, Maximum [Dollars]	14,543
Surrender Expense, 5 Years, Minimum [Dollars]	7,993
Surrender Expense, 10 Years, Maximum [Dollars]	28,789
Surrender Expense, 10 Years, Minimum [Dollars]	$ 15,350
Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$2,582	$7,933	$13,544	$28,789
1.05%	$2,377	$7,318	$12,518	$26,748
0.85%	$2,172	$6,700	$11,485	$24,667
0.75%	$2,070	$6,390	$10,964	$23,611
0.65%	$1,967	$6,080	$10,442	$22,544
0.50%	$1,814	$5,613	$9,654	$20,925
0.35%	$1,660	$5,144	$8,862	$19,281
0.15%	$1,455	$4,518	$7,797	$17,051
0.00%	$1,301	$4,046	$6,993	$15,350

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,582
Annuitized Expense, 1 Year, Minimum [Dollars]	1,301
Annuitized Expense, 3 Years, Maximum [Dollars]	7,933
Annuitized Expense, 3 Years, Minimum [Dollars]	4,046
Annuitized Expense, 5 Years, Maximum [Dollars]	13,544
Annuitized Expense, 5 Years, Minimum [Dollars]	6,993
Annuitized Expense, 10 Years, Maximum [Dollars]	28,789
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 15,350
No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$2,582	$7,933	$13,544	$28,789
1.05%	$2,377	$7,318	$12,518	$26,748
0.85%	$2,172	$6,700	$11,485	$24,667
0.75%	$2,070	$6,390	$10,964	$23,611
0.65%	$1,967	$6,080	$10,442	$22,544
0.50%	$1,814	$5,613	$9,654	$20,925
0.35%	$1,660	$5,144	$8,862	$19,281
0.15%	$1,455	$4,518	$7,797	$17,051
0.00%	$1,301	$4,046	$6,993	$15,350

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,582
No Surrender Expense, 1 Year, Minimum [Dollars]	1,301
No Surrender Expense, 3 Years, Maximum [Dollars]	7,933
No Surrender Expense, 3 Years, Minimum [Dollars]	4,046
No Surrender Expense, 5 Years, Maximum [Dollars]	13,544
No Surrender Expense, 5 Years, Minimum [Dollars]	6,993
No Surrender Expense, 10 Years, Maximum [Dollars]	28,789
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 15,350
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either deducted via
Method 1 (daily deduction as a
percentage of net asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the average daily
assets of Sub-
Accounts during calendar quarter), depending on
which method is selected by your Employer)

•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either deducted via
Method 1 (daily deduction as a
percentage of net asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the average daily
assets of Sub-
Accounts during calendar quarter), depending on
which method is selected by your Employer)

•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – General Account Options and Underlying Funds
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Shares	0.14%	17.72%	14.28%	14.63%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	5.32%	7.99%	6.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	12.14%	8.20%	8.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.68%	13.72%	9.96%	11.93%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.74%	-0.38%	0.24%	8.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.80%	12.96%	0.71%	10.55%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.51%	7.97%	8.44%	10.98%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Diversified Dividend Fund - Investor Class	0.75%	15.58%	10.80%	9.11%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Growth	Invesco Small Cap Growth Fund - Investor Class	1.13%	5.74%	-0.83%	9.01%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Growth	Janus Henderson Global Research Fund - Class S	1.24%	20.35%	11.99%	12.44%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A	0.71%	3.57%	8.79%	13.64%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Blend	MFS® Core Equity Fund - Class A*	0.88%	5.92%	10.11%	12.94%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MFS® Mid Cap Growth Fund - Class A*	1.02%	-2.56%	1.86%	10.46%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class A*	0.79%	6.38%	8.51%	9.30%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	21.29%	7.52%	5.98%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-3572

Variable Option [Line Items]
Prospectuses Available [Text Block]
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Shares	0.14%	17.72%	14.28%	14.63%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	5.32%	7.99%	6.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	12.14%	8.20%	8.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.68%	13.72%	9.96%	11.93%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.74%	-0.38%	0.24%	8.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.80%	12.96%	0.71%	10.55%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.51%	7.97%	8.44%	10.98%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Diversified Dividend Fund - Investor Class	0.75%	15.58%	10.80%	9.11%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Growth	Invesco Small Cap Growth Fund - Investor Class	1.13%	5.74%	-0.83%	9.01%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Growth	Janus Henderson Global Research Fund - Class S	1.24%	20.35%	11.99%	12.44%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A	0.71%	3.57%	8.79%	13.64%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Blend	MFS® Core Equity Fund - Class A*	0.88%	5.92%	10.11%	12.94%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MFS® Mid Cap Growth Fund - Class A*	1.02%	-2.56%	1.86%	10.46%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class A*	0.79%	6.38%	8.51%	9.30%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	21.29%	7.52%	5.98%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055035 [Member] | C000007902 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	17.72%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	14.63%
C000055035 [Member] | C000021390 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	5.32%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	6.94%
C000055035 [Member] | C000008596 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	12.14%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	8.97%
C000055035 [Member] | C000008618 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	11.93%
C000055035 [Member] | C000008636 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	12.68%
Average Annual Total Returns, 10 Years [Percent]	12.48%
C000055035 [Member] | C000008616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(0.38%)
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	8.05%
C000055035 [Member] | C000008626 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	10.55%
C000055035 [Member] | C000008628 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	7.97%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	10.98%
C000055035 [Member] | C000008630 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	2.75%
C000055035 [Member] | C000084424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	14.73%
C000055035 [Member] | C000029595 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Diversified Dividend Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.58%
Average Annual Total Returns, 5 Years [Percent]	10.80%
Average Annual Total Returns, 10 Years [Percent]	9.11%
C000055035 [Member] | C000084366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000055035 [Member] | C000023026 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	5.74%
Average Annual Total Returns, 5 Years [Percent]	(0.83%)
Average Annual Total Returns, 10 Years [Percent]	9.01%
C000055035 [Member] | C000077736 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Janus Henderson Global Research Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	12.44%
C000055035 [Member] | C000002023 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Massachusetts Investors Growth Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	13.64%
C000055035 [Member] | C000002190 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MFS® Core Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.92%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	12.94%
C000055035 [Member] | C000006504 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(2.56%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	10.46%
C000055035 [Member] | C000002259 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.38%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	9.30%
C000055035 [Member] | C000023811 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	5.98%
C000055035 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]
•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation Method of Benefit [Text Block]
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

C000055035 [Member] | Participant Loan Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

C000055035 [Member] | Systematic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systematic Withdrawal Option
C000055035 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000055035 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000055035 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.

We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.

For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

C000055035 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com

C000055035 [Member] | Risks Associated With Underlying Funds Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000055035 [Member] | Company's Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000055035 [Member] | Deduction Of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000055035 [Member] | Limitations On Surrenders And Withdrawals Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000055035 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
C000055035 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000055035 [Member] | Reservation Of Rights Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.

C000055035 [Member] | Cyber Security And Disruptions To Business Operations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

C000055029 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.35%
	Investment options (Fund fees and expenses)[2]	0.14%	1.63%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,277	Highest Annual Cost: $2,501
	Assumes: •Investment of $100,000 • 5% annual appreciation • Least expensive Contract and underlying Fund fees and expenses • No CDSC charge • No additional Purchase payments, transfers, or withdrawals	Assumes: •Investment of $100,000 • 5% annual appreciation • Most expensive Contract and Underlying Fund fees and expenses • No CDSC charge • No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early
Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges:
Contingent Deferred Sales
Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.35%
	Investment options (Fund fees and expenses)[2]	0.14%	1.63%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,277	Highest Annual Cost: $2,501
	Assumes: •Investment of $100,000 • 5% annual appreciation • Least expensive Contract and underlying Fund fees and expenses • No CDSC charge • No additional Purchase payments, transfers, or withdrawals	Assumes: •Investment of $100,000 • 5% annual appreciation • Most expensive Contract and Underlying Fund fees and expenses • No CDSC charge • No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.35%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.63%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.35%
	Investment options (Fund fees and expenses)[2]	0.14%	1.63%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,277	Highest Annual Cost: $2,501
	Assumes: •Investment of $100,000 • 5% annual appreciation • Least expensive Contract and underlying Fund fees and expenses • No CDSC charge • No additional Purchase payments, transfers, or withdrawals	Assumes: •Investment of $100,000 • 5% annual appreciation • Most expensive Contract and Underlying Fund fees and expenses • No CDSC charge • No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,277
Highest Annual Cost [Dollars]	$ 2,501
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 • 5% annual appreciation • Least expensive Contract and underlying Fund fees and expenses • No CDSC charge • No additional Purchase payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 • 5% annual appreciation • Most expensive Contract and Underlying Fund fees and expenses • No CDSC charge • No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is this a Short-Term Investment?
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks
Risks Associated with Investment Options
• An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
• Each Underlying Fund has its own unique risks.
• You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at anytime. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Changes to the Funds and Separate Account
Are There any Restrictions on Contract Benefits?
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts– Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers

Are There any Transfer Restrictions?
General Account values may be transferred to one or more Sub-Accounts within the Separate Accounts or, if applicable, to one or more sub-accounts within a separate account under a related contract, except that the Contract contains at least one of the following restrictions for transfers to and from the General Account option, depending on your individual Plan’s Contract. Please check your Plan materials to determine what type of restrictions your Plan’s Contract contains:
Frequency: We reserve the right to limit the number of transfers to no more than one per Valuation Day or twelve per Contract Year, with no two transfers being made on consecutive Valuation Days;
No Transfer to Competing Funds: You may not transfer account value directly from the General Account option to a competing fund in the Plan’s fund line-up. Competing funds are generally money market funds or other stable value funds as described under the Contract or related contract of your Plan;
Limits on Transfers to Competing Funds: Transfers of assets that were held in the General Account at any time during the preceding 90-day period to a competing fund are prohibited;
Limits on Transfers from Competing Funds: Transfers of assets presently held in a competing fund, or that were held in a competing fund during the preceding 90 days, to the General Account option are prohibited; or
Other Limits on Transfers from the General Account Option: We may limit the sum of any such transfers for a Participant’s Account in any Participant’s Contract Year to 1/6th of the General Account value of such Participant’s Account as of the end of the preceding Participant’s Contract Year.
General Account Option
TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?
• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
• Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
• Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution

Should I Exchange My Contract?
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.

Federal Tax Considerations

Investment Restrictions [Text Block]
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at anytime. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.

Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
• Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
• Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender your Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)     We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)     The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)     The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)     This fee does not include an interest charged under the terms of the loan.
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2025 that you may pay periodically during the time that you participate in the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – General Account Options and Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.63%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$7,581	$12,010	$16,518	$32,652
1.05%	$7,387	$11,419	$15,509	$30,690
0.85%	$7,192	$10,826	$14,492	$28,688
0.75%	$7,095	$10,528	$13,981	$27,671
0.65%	$6,997	$10,230	$13,467	$26,645
0.50%	$6,851	$9,781	$12,692	$25,087
0.35%	$6,705	$9,331	$11,912	$23,505
0.15%	$6,510	$8,729	$10,865	$21,359
0.00%	$6,364	$8,269	$10,073	$19,722

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$2,982	$9,126	$15,518	$32,652
1.05%	$2,777	$8,516	$14,510	$30,690
0.85%	$2,572	$7,903	$13,493	$28,688
0.75%	$2,470	$7,595	$12,981	$27,671
0.65%	$2,367	$7,287	$12,467	$26,645
0.50%	$2,213	$6,824	$11,692	$25,087
0.35%	$2,060	$6,359	$10,912	$23,505
0.15%	$1,855	$5,737	$9,865	$21,359
0.00%	$1,701	$5,269	$9,074	$19,722

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$2,982	$9,126	$15,518	$32,652
1.05%	$2,777	$8,516	$14,510	$30,690
0.85%	$2,572	$7,903	$13,493	$28,688
0.75%	$2,470	$7,595	$12,981	$27,671
0.65%	$2,367	$7,287	$12,467	$26,645
0.50%	$2,213	$6,824	$11,692	$25,087
0.35%	$2,060	$6,359	$10,912	$23,505
0.15%	$1,855	$5,737	$9,865	$21,359
0.00%	$1,701	$5,269	$9,074	$19,722

Transaction Expenses [Table Text Block]
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)     We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Transfer Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)     The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)     The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)     This fee does not include an interest charged under the terms of the loan.

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Minimum [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 30
Other Annual Expense, Minimum [Dollars]	$ 0
Other Annual Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.63%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.63%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$7,581	$12,010	$16,518	$32,652
1.05%	$7,387	$11,419	$15,509	$30,690
0.85%	$7,192	$10,826	$14,492	$28,688
0.75%	$7,095	$10,528	$13,981	$27,671
0.65%	$6,997	$10,230	$13,467	$26,645
0.50%	$6,851	$9,781	$12,692	$25,087
0.35%	$6,705	$9,331	$11,912	$23,505
0.15%	$6,510	$8,729	$10,865	$21,359
0.00%	$6,364	$8,269	$10,073	$19,722

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,581
Surrender Expense, 1 Year, Minimum [Dollars]	6,364
Surrender Expense, 3 Years, Maximum [Dollars]	12,010
Surrender Expense, 3 Years, Minimum [Dollars]	8,269
Surrender Expense, 5 Years, Maximum [Dollars]	16,518
Surrender Expense, 5 Years, Minimum [Dollars]	10,073
Surrender Expense, 10 Years, Maximum [Dollars]	32,652
Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,722
Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$2,982	$9,126	$15,518	$32,652
1.05%	$2,777	$8,516	$14,510	$30,690
0.85%	$2,572	$7,903	$13,493	$28,688
0.75%	$2,470	$7,595	$12,981	$27,671
0.65%	$2,367	$7,287	$12,467	$26,645
0.50%	$2,213	$6,824	$11,692	$25,087
0.35%	$2,060	$6,359	$10,912	$23,505
0.15%	$1,855	$5,737	$9,865	$21,359
0.00%	$1,701	$5,269	$9,074	$19,722

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,982
Annuitized Expense, 1 Year, Minimum [Dollars]	1,701
Annuitized Expense, 3 Years, Maximum [Dollars]	9,126
Annuitized Expense, 3 Years, Minimum [Dollars]	5,269
Annuitized Expense, 5 Years, Maximum [Dollars]	15,518
Annuitized Expense, 5 Years, Minimum [Dollars]	9,074
Annuitized Expense, 10 Years, Maximum [Dollars]	32,652
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 19,722
No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$2,982	$9,126	$15,518	$32,652
1.05%	$2,777	$8,516	$14,510	$30,690
0.85%	$2,572	$7,903	$13,493	$28,688
0.75%	$2,470	$7,595	$12,981	$27,671
0.65%	$2,367	$7,287	$12,467	$26,645
0.50%	$2,213	$6,824	$11,692	$25,087
0.35%	$2,060	$6,359	$10,912	$23,505
0.15%	$1,855	$5,737	$9,865	$21,359
0.00%	$1,701	$5,269	$9,074	$19,722

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,982
No Surrender Expense, 1 Year, Minimum [Dollars]	1,701
No Surrender Expense, 3 Years, Maximum [Dollars]	9,126
No Surrender Expense, 3 Years, Minimum [Dollars]	5,269
No Surrender Expense, 5 Years, Maximum [Dollars]	15,518
No Surrender Expense, 5 Years, Minimum [Dollars]	9,074
No Surrender Expense, 10 Years, Maximum [Dollars]	32,652
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,722
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either deducted via Method 1 (daily deduction as a percentage of net asset value of each fund) or
Method 2 (quarterly
deduction as a percentage of the average daily assets of Sub-Accounts during calendar quarter), depending on which method is selected by your Employer)

• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
• The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to Participants who have terminated their employment with the Employer;
• Duration of payments may not extend beyond the Participant’s life expectancy;
• A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either deducted via Method 1 (daily deduction as a percentage of net asset value of each fund) or
Method 2 (quarterly
deduction as a percentage of the average daily assets of Sub-Accounts during calendar quarter), depending on which method is selected by your Employer)

• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
• The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to Participants who have terminated their employment with the Employer;
• Duration of payments may not extend beyond the Participant’s life expectancy;
• A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – General Account Options and Underlying Funds
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A*	1.08%	2.54%	8.24%	8.11%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A*	1.43%	36.28%	1.49%	7.65%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Large Value	American Century Investments® Equity Income Fund - Investor Class	0.94%	11.91%	7.77%	8.97%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Blend	American Funds® Capital World Growth and Income Fund® - Class R-3	1.06%	24.33%	9.91%	10.52%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds® The Growth Fund of America® - Class R-3	0.93%	19.52%	11.44%	14.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderate Allocation	American Funds® The Income Fund of America® - Class R-3	0.90%	17.37%	8.69%	8.26%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Small Growth	Baron Small Cap Fund® - Retail Shares	1.32%	-0.89%	2.51%	10.71%
	Adviser: BAMCO Inc
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Shares	0.14%	17.72%	14.28%	14.63%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.91%	6.95%	7.75%	12.78%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Large Value	Davis New York Venture Fund - Class A	0.91%	26.88%	12.46%	12.08%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.96%	8.18%	4.64%	5.62%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Short-Term Bond	Federated Hermes Short-Term Income Fund - Service Shares*	0.66%	5.90%	2.44%	2.47%
	Adviser: Federated Investment Management Company
	Subadviser: N/A
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M	1.23%	19.67%	12.65%	12.66%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Mid-Cap Value	Fidelity Advisor® Value Strategies Fund - Class M	1.21%	7.75%	11.40%	10.31%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Mid-Cap Value	Franklin Mutual U.S. Mid Cap Value Fund - Class A*	0.91%	6.53%	7.36%	7.46%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A*	1.25%	1.64%	-0.05%	9.66%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)	0.68%	13.72%	9.96%	11.93%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)	0.77%	30.41%	6.86%	8.14%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)	0.74%	-0.38%	0.24%	8.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.51%	7.97%	8.44%	10.98%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)	0.45%	4.51%	2.88%	2.21%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.07%	16.86%	0.15%	2.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.38%	-0.20%	3.20%	3.75%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Small Value	Invesco Small Cap Value Fund - Class A	1.10%	17.64%	20.72%	14.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Technology	Invesco Technology Fund - Investor Class	0.91%	19.95%	10.24%	15.63%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A	1.02%	20.15%	19.86%	14.16%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S	1.07%	14.57%	7.99%	9.68%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.05%	17.87%	11.21%	15.63%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.19%	28.29%	8.94%	8.77%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Small Growth	John Hancock Small Cap Dynamic Growth Fund - Class A*	1.19%	1.59%	0.83%	7.48%
	Adviser: John Hancock Investment Management LLC
	Subadviser: Axiom Investors, LLC
US Fund Small Value	Keeley Gabelli Small Cap Dividend Fund - Class A* (Formerly Keeley Small Cap Dividend Value Fund)	1.29%	4.93%	9.39%	8.68%
	Adviser: Gabelli Funds LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A	1.16%	0.58%	5.79%	7.80%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A	0.71%	3.57%	8.79%	13.64%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.77%	6.73%	-0.92%	1.02%
	Adviser: MFS
	Subadviser: N/A
US Fund Foreign Small/Mid Value	Oakmark International Small Cap Fund - Investor Class	1.33%	29.43%	8.88%	8.04%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.95%	7.74%	1.00%	2.98%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.87%	8.96%	-0.03%	2.21%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A	1.16%	37.22%	9.31%	8.06%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Effective 2/1/2026, the subaccount is closed to new investors)	1.40%	33.56%	8.73%	8.71%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)	1.28%	11.84%	7.00%	9.26%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)	1.37%	N/A	12.43%	11.37%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	41.87%	6.22%	5.65%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-3573

Variable Option [Line Items]
Prospectuses Available [Text Block]
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A*	1.08%	2.54%	8.24%	8.11%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A*	1.43%	36.28%	1.49%	7.65%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Large Value	American Century Investments® Equity Income Fund - Investor Class	0.94%	11.91%	7.77%	8.97%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Blend	American Funds® Capital World Growth and Income Fund® - Class R-3	1.06%	24.33%	9.91%	10.52%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds® The Growth Fund of America® - Class R-3	0.93%	19.52%	11.44%	14.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderate Allocation	American Funds® The Income Fund of America® - Class R-3	0.90%	17.37%	8.69%	8.26%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Small Growth	Baron Small Cap Fund® - Retail Shares	1.32%	-0.89%	2.51%	10.71%
	Adviser: BAMCO Inc
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Shares	0.14%	17.72%	14.28%	14.63%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.91%	6.95%	7.75%	12.78%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Large Value	Davis New York Venture Fund - Class A	0.91%	26.88%	12.46%	12.08%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.96%	8.18%	4.64%	5.62%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Short-Term Bond	Federated Hermes Short-Term Income Fund - Service Shares*	0.66%	5.90%	2.44%	2.47%
	Adviser: Federated Investment Management Company
	Subadviser: N/A
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M	1.23%	19.67%	12.65%	12.66%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Mid-Cap Value	Fidelity Advisor® Value Strategies Fund - Class M	1.21%	7.75%	11.40%	10.31%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Mid-Cap Value	Franklin Mutual U.S. Mid Cap Value Fund - Class A*	0.91%	6.53%	7.36%	7.46%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A*	1.25%	1.64%	-0.05%	9.66%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)	0.68%	13.72%	9.96%	11.93%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)	0.77%	30.41%	6.86%	8.14%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)	0.74%	-0.38%	0.24%	8.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.51%	7.97%	8.44%	10.98%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)	0.45%	4.51%	2.88%	2.21%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.07%	16.86%	0.15%	2.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.38%	-0.20%	3.20%	3.75%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Small Value	Invesco Small Cap Value Fund - Class A	1.10%	17.64%	20.72%	14.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Technology	Invesco Technology Fund - Investor Class	0.91%	19.95%	10.24%	15.63%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A	1.02%	20.15%	19.86%	14.16%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S	1.07%	14.57%	7.99%	9.68%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.05%	17.87%	11.21%	15.63%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.19%	28.29%	8.94%	8.77%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Small Growth	John Hancock Small Cap Dynamic Growth Fund - Class A*	1.19%	1.59%	0.83%	7.48%
	Adviser: John Hancock Investment Management LLC
	Subadviser: Axiom Investors, LLC
US Fund Small Value	Keeley Gabelli Small Cap Dividend Fund - Class A* (Formerly Keeley Small Cap Dividend Value Fund)	1.29%	4.93%	9.39%	8.68%
	Adviser: Gabelli Funds LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A	1.16%	0.58%	5.79%	7.80%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A	0.71%	3.57%	8.79%	13.64%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.77%	6.73%	-0.92%	1.02%
	Adviser: MFS
	Subadviser: N/A
US Fund Foreign Small/Mid Value	Oakmark International Small Cap Fund - Investor Class	1.33%	29.43%	8.88%	8.04%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.95%	7.74%	1.00%	2.98%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.87%	8.96%	-0.03%	2.21%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A	1.16%	37.22%	9.31%	8.06%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Effective 2/1/2026, the subaccount is closed to new investors)	1.40%	33.56%	8.73%	8.71%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)	1.28%	11.84%	7.00%	9.26%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)	1.37%	N/A	12.43%	11.37%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	41.87%	6.22%	5.65%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055029 [Member] | C000007902 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	17.72%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	14.63%
C000055029 [Member] | C000008618 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	11.93%
C000055029 [Member] | C000008636 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	12.68%
Average Annual Total Returns, 10 Years [Percent]	12.48%
C000055029 [Member] | C000008616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(0.38%)
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	8.05%
C000055029 [Member] | C000008628 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	7.97%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	10.98%
C000055029 [Member] | C000008630 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	2.75%
C000055029 [Member] | C000084366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000055029 [Member] | C000002023 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Massachusetts Investors Growth Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	13.64%
C000055029 [Member] | C000028755 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	2.54%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	8.11%
C000055029 [Member] | C000089292 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	36.28%
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	7.65%
C000055029 [Member] | C000015864 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Investments® Equity Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.91%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	8.97%
C000055029 [Member] | C000162988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	American Century Investments® U.S. Government Money Market Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.68%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000055029 [Member] | C000024480 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds® Capital World Growth and Income Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	24.33%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	10.52%
C000055029 [Member] | C000025067 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds® The Growth Fund of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	11.44%
Average Annual Total Returns, 10 Years [Percent]	14.77%
C000055029 [Member] | C000023988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	American Funds® The Income Fund of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	8.26%
C000055029 [Member] | C000001637 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Baron Small Cap Fund® - Retail Shares
Portfolio Company Adviser [Text Block]	Adviser: BAMCO Inc
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	(0.89%)
Average Annual Total Returns, 5 Years [Percent]	2.51%
Average Annual Total Returns, 10 Years [Percent]	10.71%
C000055029 [Member] | C000000115 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	10.19%
C000055029 [Member] | C000000296 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.28%
C000055029 [Member] | C000023762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	12.78%
C000055029 [Member] | C000009516 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Subadviser: Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	26.88%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000055029 [Member] | C000013484 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000055029 [Member] | C000024662 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	Federated Hermes Short-Term Income Fund - Service Shares*
Portfolio Company Adviser [Text Block]	Adviser: Federated Investment Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	2.44%
Average Annual Total Returns, 10 Years [Percent]	2.47%
C000055029 [Member] | C000013949 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	19.67%
Average Annual Total Returns, 5 Years [Percent]	12.65%
Average Annual Total Returns, 10 Years [Percent]	12.66%
C000055029 [Member] | C000013969 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Fidelity Advisor® Value Strategies Fund - Class M
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	11.40%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000055029 [Member] | C000020187 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Franklin Mutual U.S. Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.53%
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	7.46%
C000055029 [Member] | C000025497 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	1.64%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	9.66%
C000055029 [Member] | C000008612 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	30.41%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	8.14%
C000055029 [Member] | C000008622 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000055029 [Member] | C000209633 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.82%
C000055029 [Member] | C000000616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Limited
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(0.20%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.75%
C000055029 [Member] | C000084495 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	20.72%
Average Annual Total Returns, 10 Years [Percent]	14.64%
C000055029 [Member] | C000000365 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Invesco Technology Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	19.95%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	15.63%
C000055029 [Member] | C000084507 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	20.15%
Average Annual Total Returns, 5 Years [Percent]	19.86%
Average Annual Total Returns, 10 Years [Percent]	14.16%
C000055029 [Member] | C000077654 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	9.68%
C000055029 [Member] | C000077622 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.87%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	15.63%
C000055029 [Member] | C000077692 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	28.29%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000055029 [Member] | C000199365 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	John Hancock Small Cap Dynamic Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Axiom Investors, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	1.59%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000055029 [Member] | C000080997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Keeley Gabelli Small Cap Dividend Fund - Class A* (Formerly Keeley Small Cap Dividend Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Gabelli Funds LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	4.93%
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	8.68%
C000055029 [Member] | C000019539 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	0.58%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	7.80%
C000055029 [Member] | C000002018 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: MFS
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	1.02%
C000055029 [Member] | C000007564 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Value
Portfolio Company Name [Text Block]	Oakmark International Small Cap Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Harris Associates L.P.
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	29.43%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000055029 [Member] | C000026608 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.74%
Average Annual Total Returns, 5 Years [Percent]	1.00%
Average Annual Total Returns, 10 Years [Percent]	2.98%
C000055029 [Member] | C000026645 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	8.96%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000055029 [Member] | C000017024 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	37.22%
Average Annual Total Returns, 5 Years [Percent]	9.31%
Average Annual Total Returns, 10 Years [Percent]	8.06%
C000055029 [Member] | C000042672 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R3* (Effective 2/1/2026, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	33.56%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.71%
C000055029 [Member] | C000144972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	9.26%
C000055029 [Member] | C000002358 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]
Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)

Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 5 Years [Percent]	12.43%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000055029 [Member] | C000021611 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	41.87%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	5.65%
C000055029 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]
• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
• The deduction of advisory fees will reduce your death benefit.

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation Method of Benefit [Text Block]
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

C000055029 [Member] | Participant Loan Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	• Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

C000055029 [Member] | Systematic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
• Limited to Participants who have terminated their employment with the Employer;
• Duration of payments may not extend beyond the Participant’s life expectancy;
• A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systematic Withdrawal Option
C000055029 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000055029 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000055029 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
• An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
• Each Underlying Fund has its own unique risks.
• You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

C000055029 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com

C000055029 [Member] | Risks Associated With Underlying Funds Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000055029 [Member] | Company's Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000055029 [Member] | Deduction Of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000055029 [Member] | Limitations On Surrenders And Withdrawals Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000055029 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
C000055029 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000055029 [Member] | Reservation Of Rights Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.

C000055029 [Member] | Cyber Security And Disruptions To Business Operations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

C000055032 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.30%
	Investment options (Fund fees and expenses)[2]	0.14%	1.73%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,277	Highest Annual Cost: $2,576
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.30%
	Investment options (Fund fees and expenses)[2]	0.14%	1.73%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,277	Highest Annual Cost: $2,576
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.30%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.73%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.30%
	Investment options (Fund fees and expenses)[2]	0.14%	1.73%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,277	Highest Annual Cost: $2,576
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,277
Highest Annual Cost [Dollars]	$ 2,576
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is this a Short Term Investment?
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks
What Are the Risks Associated with the Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Changes to the Funds and Separate Account
Are There any Restrictions on Contract Benefits?
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts– Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers

Are There any Transfer Restrictions?
General Account values may be transferred to one or more Sub-Accounts within the Separate Accounts or, if applicable, to one or more sub-accounts within a separate account under a related contract, except that the Contract contains at least one of the following restrictions for transfers to and from the General Account option, depending on your individual Plan’s Contract. Please check your Plan materials to determine what type of restrictions your Plan’s Contract contains:
Frequency: We reserve the right to limit the number of transfers to no more than one per Valuation Day or twelve per Contract Year, with no two transfers being made on consecutive Valuation Days;
No Transfer to Competing Funds: You may not transfer account value directly from the General Account option to a competing fund in the Plan’s fund line-up. Competing funds are generally money market funds or other stable value funds as described under the Contract or related contract of your Plan;
Limits on Transfers to Competing Funds: Transfers of assets that were held in the General Account at any time during the preceding 90-day period to a competing fund are prohibited;
Limits on Transfers from Competing Funds: Transfers of assets presently held in a competing fund, or that were held in a competing fund during the preceding 90 days, to the General Account option are prohibited; or
Other Limits on Transfers from the General Account Option: We may limit the sum of any such transfers for a Participant’s Account in any Participant’s Contract Year to 1/6th of the General Account value of such Participant’s Account as of the end of the preceding Participant’s Contract Year.
General Account Option
TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution

Should I Exchange My Contract?
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Federal Tax Considerations

Investment Restrictions [Text Block]
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.

Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender your Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2025 that you may pay periodically during the time that you participate in the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – General Account Options and Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.73%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$7,679	$12,305	$17,018	$33,619
1.05%	$7,484	$11,715	$16,015	$31,676
0.85%	$7,289	$11,123	$15,002	$29,694
0.75%	$7,192	$10,826	$14,492	$28,688
0.65%	$7,095	$10,528	$13,981	$27,671
0.50%	$6,948	$10,080	$13,209	$26,128
0.35%	$6,802	$9,631	$12,432	$24,562
0.15%	$6,608	$9,030	$11,389	$22,437
0.00%	$6,462	$8,578	$10,601	$20,816

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,085	$9,430	$16,019	$33,619
1.05%	$2,880	$8,821	$15,015	$31,676
0.85%	$2,675	$8,209	$14,002	$29,694
0.75%	$2,572	$7,903	$13,493	$28,688
0.65%	$2,470	$7,595	$12,981	$27,671
0.50%	$2,316	$7,133	$12,209	$26,128
0.35%	$2,162	$6,669	$11,433	$24,562
0.15%	$1,957	$6,049	$10,390	$22,437
0.00%	$1,803	$5,582	$9,602	$20,816

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,085	$9,430	$16,019	$33,619
1.05%	$2,880	$8,821	$15,015	$31,676
0.85%	$2,675	$8,209	$14,002	$29,694
0.75%	$2,572	$7,903	$13,493	$28,688
0.65%	$2,470	$7,595	$12,981	$27,671
0.50%	$2,316	$7,133	$12,209	$26,128
0.35%	$2,162	$6,669	$11,433	$24,562
0.15%	$1,957	$6,049	$10,390	$22,437
0.00%	$1,803	$5,582	$9,602	$20,816

Transaction Expenses [Table Text Block]
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Transfer Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Minimum [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 30
Other Annual Expense, Minimum [Dollars]	$ 0
Other Annual Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.73%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.73%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$7,679	$12,305	$17,018	$33,619
1.05%	$7,484	$11,715	$16,015	$31,676
0.85%	$7,289	$11,123	$15,002	$29,694
0.75%	$7,192	$10,826	$14,492	$28,688
0.65%	$7,095	$10,528	$13,981	$27,671
0.50%	$6,948	$10,080	$13,209	$26,128
0.35%	$6,802	$9,631	$12,432	$24,562
0.15%	$6,608	$9,030	$11,389	$22,437
0.00%	$6,462	$8,578	$10,601	$20,816

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,679
Surrender Expense, 1 Year, Minimum [Dollars]	6,462
Surrender Expense, 3 Years, Maximum [Dollars]	12,305
Surrender Expense, 3 Years, Minimum [Dollars]	8,578
Surrender Expense, 5 Years, Maximum [Dollars]	17,018
Surrender Expense, 5 Years, Minimum [Dollars]	10,601
Surrender Expense, 10 Years, Maximum [Dollars]	33,619
Surrender Expense, 10 Years, Minimum [Dollars]	$ 20,816
Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,085	$9,430	$16,019	$33,619
1.05%	$2,880	$8,821	$15,015	$31,676
0.85%	$2,675	$8,209	$14,002	$29,694
0.75%	$2,572	$7,903	$13,493	$28,688
0.65%	$2,470	$7,595	$12,981	$27,671
0.50%	$2,316	$7,133	$12,209	$26,128
0.35%	$2,162	$6,669	$11,433	$24,562
0.15%	$1,957	$6,049	$10,390	$22,437
0.00%	$1,803	$5,582	$9,602	$20,816

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,085
Annuitized Expense, 1 Year, Minimum [Dollars]	1,803
Annuitized Expense, 3 Years, Maximum [Dollars]	9,430
Annuitized Expense, 3 Years, Minimum [Dollars]	5,582
Annuitized Expense, 5 Years, Maximum [Dollars]	16,019
Annuitized Expense, 5 Years, Minimum [Dollars]	9,602
Annuitized Expense, 10 Years, Maximum [Dollars]	33,619
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 20,816
No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,085	$9,430	$16,019	$33,619
1.05%	$2,880	$8,821	$15,015	$31,676
0.85%	$2,675	$8,209	$14,002	$29,694
0.75%	$2,572	$7,903	$13,493	$28,688
0.65%	$2,470	$7,595	$12,981	$27,671
0.50%	$2,316	$7,133	$12,209	$26,128
0.35%	$2,162	$6,669	$11,433	$24,562
0.15%	$1,957	$6,049	$10,390	$22,437
0.00%	$1,803	$5,582	$9,602	$20,816

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,085
No Surrender Expense, 1 Year, Minimum [Dollars]	1,803
No Surrender Expense, 3 Years, Maximum [Dollars]	9,430
No Surrender Expense, 3 Years, Minimum [Dollars]	5,582
No Surrender Expense, 5 Years, Maximum [Dollars]	16,019
No Surrender Expense, 5 Years, Minimum [Dollars]	9,602
No Surrender Expense, 10 Years, Maximum [Dollars]	33,619
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 20,816
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either
deducted via
Method 1 (daily deduction as a
percentage of net asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the average daily
assets of Sub-
Accounts during calendar quarter), depending on
which method is selected by your Employer)

•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either
deducted via
Method 1 (daily deduction as a
percentage of net asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the average daily
assets of Sub-
Accounts during calendar quarter), depending on
which method is selected by your Employer)

•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – General Account Options and Underlying Funds
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond-USD Hedged	AB Global Bond Fund - Class A*	0.78%	4.96%	-0.05%	1.98%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund High Yield Bond	AB High Income Fund - Class A	0.86%	8.04%	4.42%	5.45%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Value	American Century Investments® Equity Income Fund - A Class	1.19%	11.63%	7.50%	8.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	American Century Investments® Ginnie Mae Fund - A Class	0.80%	7.14%	-0.58%	0.82%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Blend	American Century Investments® Small Company Fund - A Class	1.10%	12.68%	6.09%	7.54%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Diversified Emerging Mkts	American Funds® New World Fund® - Class R-3	1.22%	27.76%	4.93%	9.20%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	Ave Maria Growth Fund	0.91%	8.26%	8.46%	13.06%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.90%	-0.39%	8.90%	10.31%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.93%	2.82%	11.02%	10.44%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	15.04%	7.21%	9.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	18.13%	9.63%	10.62%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	20.58%	10.43%	11.14%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*	0.84%	20.79%	10.48%	10.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	20.73%	14.67%	14.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Shares	0.14%	17.72%	14.28%	14.63%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	BNY Mellon Core Plus Fund - Class A*	0.70%	7.08%	-0.02%	2.83%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: Insight North America LLC
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	18.22%	10.01%	12.91%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	22.81%	3.24%	8.50%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	7.98%	11.21%	12.42%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A	1.20%	3.24%	-1.50%	8.65%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Domini Impact Equity Fund℠ - Investor Shares	1.04%	11.63%	9.51%	12.20%
	Adviser: Domini Impact Investments LLC
	Subadviser: SSIM Funds Management Inc
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	-5.88%	6.11%	10.06%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class	0.58%	30.92%	8.38%	7.73%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Global Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	0.99%	13.79%	7.01%	8.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class	0.54%	6.94%	8.49%	10.10%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited
US Fund Small Blend	Empower S&P Small Cap 600® Index Fund - Investor Class*	0.56%	5.55%	6.70%	9.24%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)	1.14%	6.80%	8.96%	8.37%
	Adviser: Federated MDTA LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M (also known as Fidelity® Real Estate Investment Portfolio - Class M)	1.18%	1.96%	4.75%	4.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Insurance Target-Date 2015	Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2	0.66%	11.66%	3.73%	6.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2020	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2*	0.69%	12.99%	4.57%	7.11%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2025	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	0.71%	14.23%	5.25%	7.75%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2030	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	0.74%	15.16%	5.98%	8.61%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2035	Fidelity® VIP Freedom 2035 Portfolio℠ - Service Class 2	0.78%	16.42%	7.28%	9.72%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2040	Fidelity® VIP Freedom 2040 Portfolio℠ - Service Class 2	0.82%	18.44%	8.72%	10.59%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2045	Fidelity® VIP Freedom 2045 Portfolio℠ - Service Class 2	0.85%	19.53%	9.16%	10.82%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target-Date 2050	Fidelity® VIP Freedom 2050 Portfolio℠ - Service Class 2	0.85%	19.50%	9.15%	10.81%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2055	Fidelity® VIP Freedom 2055 Portfolio℠ - Service Class 2	0.85%	19.53%	9.16%	11.13%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2060	Fidelity® VIP Freedom 2060 Portfolio℠ - Service Class 2	0.85%	19.53%	9.17%	11.34%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Fund Target-Date 2065+	Fidelity® VIP Freedom 2065 Portfolio℠ - Service Class 2	0.85%	19.52%	9.16%	11.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date Retirement	Fidelity® VIP Freedom Retirement Portfolio - Service Class 2 (Effective 4/30/2026, the Fidelity® VIP Freedom Income Portfolio was renamed to Fidelity® VIP Freedom Retirement Portfolio)	0.61%	9.31%	2.08%	4.17%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Conservative Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2*	0.62%	9.03%	3.00%	4.08%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2*	0.74%	14.03%	5.63%	7.09%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2*	0.78%	15.51%	6.52%	8.03%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Moderately Aggressive Allocation	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2*	0.80%	16.91%	7.58%	8.95%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Aggressive Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2*	0.83%	19.26%	8.93%	10.34%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.20%	16.57%	10.71%	8.04%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	5.32%	7.99%	6.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Franklin Mutual U.S. Mid Cap Value Fund - Class A*	0.91%	6.53%	7.36%	7.46%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Franklin Small-Mid Cap Growth Fund - Class A*	0.84%	(2.91)%	0.04%	9.56%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A*	1.10%	9.35%	4.99%	4.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	9.25%	9.68%	9.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	12.14%	8.20%	8.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005)	0.68%	13.72%	9.96%	11.93%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.60%	14.32%	12.07%	13.46%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	9.79%	3.21%	8.85%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Health	Hartford Healthcare HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.93%	16.10%	3.45%	7.85%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.74%	-0.38%	0.24%	8.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.80%	12.96%	0.71%	10.55%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.51%	7.97%	8.44%	10.98%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.45%	4.51%	2.88%	2.21%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A*	1.49%	18.48%	9.12%	5.93%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Invesco Discovery Large Cap Fund Fund - Class A (Formerly Invesco Capital Appreciation Fund)	0.93%	12.62%	11.51%	14.02%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Diversified Dividend Fund - Investor Class	0.75%	15.58%	10.80%	9.11%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	15.43%	10.49%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Growth	Invesco Global Fund - Class A	1.03%	15.24%	7.05%	10.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A	1.14%	7.12%	-7.43%	5.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A	1.05%	131.03%	17.54%	21.07%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Invesco International Diversified Fund - Class A	1.31%	21.06%	1.11%	6.09%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.96%	17.40%	12.78%	11.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Growth	Invesco Small Cap Growth Fund - Investor Class	1.13%	5.74%	-0.83%	9.01%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Technology	Invesco Technology Fund - Investor Class	0.91%	19.95%	10.24%	15.63%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.05%	17.87%	11.21%	15.63%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Global Large-Stock Growth	Janus Henderson Global Research Fund - Class S	1.24%	20.35%	11.99%	12.44%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.19%	28.29%	8.94%	8.77%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Small Growth	John Hancock Small Cap Dynamic Growth Fund - Class A*	1.19%	1.59%	0.83%	7.48%
	Adviser: John Hancock Investment Management LLC
	Subadviser: Axiom Investors, LLC
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	13.83%	12.41%	17.98%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	12.21%	4.58%	6.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	13.98%	5.73%	7.53%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	15.20%	7.11%	8.58%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	16.30%	8.02%	9.33%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.12%	8.74%	9.79%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.67%	8.98%	9.90%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.63%	8.99%	10.11%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	12.04%	4.13%	5.44%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.00%	6.72%	7.20%	10.88%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A	0.71%	3.57%	8.79%	13.64%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4	1.11%	16.42%	12.60%	15.72%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Large Value	MassMutual Diversified Value Fund - Class R4	1.05%	16.77%	13.15%	10.96%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R4	1.38%	14.99%	6.64%	10.38%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4*	1.11%	3.27%	3.37%	9.46%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4*	1.24%	25.46%	7.26%	7.69%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.33%	10.99%	3.83%	11.23%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4	1.10%	8.27%	7.91%	10.17%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Large Blend	MFS® Core Equity Fund - Class A*	0.88%	5.92%	10.11%	12.94%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund High Yield Bond	MFS® High Income Fund - Class A*	0.88%	4.07%	2.81%	4.79%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Mid-Cap Growth	MFS® Mid Cap Growth Fund - Class A*	1.02%	-2.56%	1.86%	10.46%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.21%	12.36%	-0.70%	10.22%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Utilities	MFS® Utilities Fund - Class A*	1.00%	8.24%	6.15%	8.68%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class A*	0.79%	6.38%	8.51%	9.30%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Blend	MM S&P 500® Index Fund - Class R4	0.64%	17.06%	13.68%	14.10%
	Adviser: MML Investment Advisers, LLC
	Subadviser: BlackRock Investment Management, LLC
US Fund Intermediate Core Bond	MML Barings Core Bond Fund - Class R4* (Formerly MassMutual Core Bond Fund)	0.78%	7.73%	0.01%	2.26%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)	0.91%	5.42%	1.99%	2.21%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Large Blend	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.05%	17.16%	13.68%	13.26%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)	0.67%	7.37%	-0.21%	2.59%
	Adviser: Delaware Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)	0.81%	5.98%	-3.67%	2.55%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Growth	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)	1.13%	13.50%	2.03%	9.84%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class	0.32%	6.84%	-0.72%	1.62%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.91%	9.76%	11.08%	12.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class	0.29%	16.77%	12.82%	13.96%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	Nuveen Large Cap Growth Index Fund - Retirement Class	0.29%	18.21%	14.98%	17.77%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Value	Nuveen Large Cap Value Index Fund - Retirement Class	0.30%	15.55%	11.00%	10.21%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	11.06%	8.44%	8.52%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Natural Resources	PGIM Jennison Natural Resources Fund - Class A	1.26%	38.59%	16.70%	11.04%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Administrative Class	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	21.29%	7.52%	5.98%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Moderately Conservative Allocation	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	10.75%	4.76%	6.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R4	1.05%	11.03%	3.69%	5.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	8.92%	3.79%	5.62%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	4.23%	9.47%	8.32%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Blend	Timothy Plan Large/Mid Cap Value Fund - Class A*	1.41%	4.73%	8.18%	9.46%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Large Growth	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)	0.99%	13.98%	11.69%	14.07%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	11.77%	8.66%	9.34%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	41.87%	6.22%	5.65%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-3574

Variable Option [Line Items]
Prospectuses Available [Text Block]
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond-USD Hedged	AB Global Bond Fund - Class A*	0.78%	4.96%	-0.05%	1.98%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund High Yield Bond	AB High Income Fund - Class A	0.86%	8.04%	4.42%	5.45%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Value	American Century Investments® Equity Income Fund - A Class	1.19%	11.63%	7.50%	8.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	American Century Investments® Ginnie Mae Fund - A Class	0.80%	7.14%	-0.58%	0.82%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Blend	American Century Investments® Small Company Fund - A Class	1.10%	12.68%	6.09%	7.54%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Diversified Emerging Mkts	American Funds® New World Fund® - Class R-3	1.22%	27.76%	4.93%	9.20%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	Ave Maria Growth Fund	0.91%	8.26%	8.46%	13.06%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.90%	-0.39%	8.90%	10.31%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.93%	2.82%	11.02%	10.44%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	15.04%	7.21%	9.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	18.13%	9.63%	10.62%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	20.58%	10.43%	11.14%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*	0.84%	20.79%	10.48%	10.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	20.73%	14.67%	14.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Shares	0.14%	17.72%	14.28%	14.63%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	BNY Mellon Core Plus Fund - Class A*	0.70%	7.08%	-0.02%	2.83%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: Insight North America LLC
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	18.22%	10.01%	12.91%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	22.81%	3.24%	8.50%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	7.98%	11.21%	12.42%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A	1.20%	3.24%	-1.50%	8.65%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Domini Impact Equity Fund℠ - Investor Shares	1.04%	11.63%	9.51%	12.20%
	Adviser: Domini Impact Investments LLC
	Subadviser: SSIM Funds Management Inc
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	-5.88%	6.11%	10.06%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class	0.58%	30.92%	8.38%	7.73%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Global Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	0.99%	13.79%	7.01%	8.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class	0.54%	6.94%	8.49%	10.10%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited
US Fund Small Blend	Empower S&P Small Cap 600® Index Fund - Investor Class*	0.56%	5.55%	6.70%	9.24%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)	1.14%	6.80%	8.96%	8.37%
	Adviser: Federated MDTA LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M (also known as Fidelity® Real Estate Investment Portfolio - Class M)	1.18%	1.96%	4.75%	4.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Insurance Target-Date 2015	Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2	0.66%	11.66%	3.73%	6.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2020	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2*	0.69%	12.99%	4.57%	7.11%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2025	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	0.71%	14.23%	5.25%	7.75%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2030	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	0.74%	15.16%	5.98%	8.61%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2035	Fidelity® VIP Freedom 2035 Portfolio℠ - Service Class 2	0.78%	16.42%	7.28%	9.72%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2040	Fidelity® VIP Freedom 2040 Portfolio℠ - Service Class 2	0.82%	18.44%	8.72%	10.59%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2045	Fidelity® VIP Freedom 2045 Portfolio℠ - Service Class 2	0.85%	19.53%	9.16%	10.82%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target-Date 2050	Fidelity® VIP Freedom 2050 Portfolio℠ - Service Class 2	0.85%	19.50%	9.15%	10.81%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2055	Fidelity® VIP Freedom 2055 Portfolio℠ - Service Class 2	0.85%	19.53%	9.16%	11.13%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2060	Fidelity® VIP Freedom 2060 Portfolio℠ - Service Class 2	0.85%	19.53%	9.17%	11.34%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Fund Target-Date 2065+	Fidelity® VIP Freedom 2065 Portfolio℠ - Service Class 2	0.85%	19.52%	9.16%	11.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date Retirement	Fidelity® VIP Freedom Retirement Portfolio - Service Class 2 (Effective 4/30/2026, the Fidelity® VIP Freedom Income Portfolio was renamed to Fidelity® VIP Freedom Retirement Portfolio)	0.61%	9.31%	2.08%	4.17%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Conservative Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2*	0.62%	9.03%	3.00%	4.08%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2*	0.74%	14.03%	5.63%	7.09%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2*	0.78%	15.51%	6.52%	8.03%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Moderately Aggressive Allocation	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2*	0.80%	16.91%	7.58%	8.95%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Aggressive Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2*	0.83%	19.26%	8.93%	10.34%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.20%	16.57%	10.71%	8.04%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	5.32%	7.99%	6.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Franklin Mutual U.S. Mid Cap Value Fund - Class A*	0.91%	6.53%	7.36%	7.46%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Franklin Small-Mid Cap Growth Fund - Class A*	0.84%	(2.91)%	0.04%	9.56%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A*	1.10%	9.35%	4.99%	4.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	9.25%	9.68%	9.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	12.14%	8.20%	8.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005)	0.68%	13.72%	9.96%	11.93%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.60%	14.32%	12.07%	13.46%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	9.79%	3.21%	8.85%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Health	Hartford Healthcare HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.93%	16.10%	3.45%	7.85%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.74%	-0.38%	0.24%	8.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.80%	12.96%	0.71%	10.55%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.51%	7.97%	8.44%	10.98%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.45%	4.51%	2.88%	2.21%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A*	1.49%	18.48%	9.12%	5.93%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Invesco Discovery Large Cap Fund Fund - Class A (Formerly Invesco Capital Appreciation Fund)	0.93%	12.62%	11.51%	14.02%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Diversified Dividend Fund - Investor Class	0.75%	15.58%	10.80%	9.11%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	15.43%	10.49%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Growth	Invesco Global Fund - Class A	1.03%	15.24%	7.05%	10.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A	1.14%	7.12%	-7.43%	5.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A	1.05%	131.03%	17.54%	21.07%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Invesco International Diversified Fund - Class A	1.31%	21.06%	1.11%	6.09%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.96%	17.40%	12.78%	11.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Growth	Invesco Small Cap Growth Fund - Investor Class	1.13%	5.74%	-0.83%	9.01%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Technology	Invesco Technology Fund - Investor Class	0.91%	19.95%	10.24%	15.63%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.05%	17.87%	11.21%	15.63%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Global Large-Stock Growth	Janus Henderson Global Research Fund - Class S	1.24%	20.35%	11.99%	12.44%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.19%	28.29%	8.94%	8.77%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Small Growth	John Hancock Small Cap Dynamic Growth Fund - Class A*	1.19%	1.59%	0.83%	7.48%
	Adviser: John Hancock Investment Management LLC
	Subadviser: Axiom Investors, LLC
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	13.83%	12.41%	17.98%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	12.21%	4.58%	6.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	13.98%	5.73%	7.53%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	15.20%	7.11%	8.58%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	16.30%	8.02%	9.33%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.12%	8.74%	9.79%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.67%	8.98%	9.90%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.63%	8.99%	10.11%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	12.04%	4.13%	5.44%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.00%	6.72%	7.20%	10.88%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A	0.71%	3.57%	8.79%	13.64%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4	1.11%	16.42%	12.60%	15.72%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Large Value	MassMutual Diversified Value Fund - Class R4	1.05%	16.77%	13.15%	10.96%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R4	1.38%	14.99%	6.64%	10.38%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4*	1.11%	3.27%	3.37%	9.46%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4*	1.24%	25.46%	7.26%	7.69%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.33%	10.99%	3.83%	11.23%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4	1.10%	8.27%	7.91%	10.17%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Large Blend	MFS® Core Equity Fund - Class A*	0.88%	5.92%	10.11%	12.94%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund High Yield Bond	MFS® High Income Fund - Class A*	0.88%	4.07%	2.81%	4.79%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Mid-Cap Growth	MFS® Mid Cap Growth Fund - Class A*	1.02%	-2.56%	1.86%	10.46%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.21%	12.36%	-0.70%	10.22%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Utilities	MFS® Utilities Fund - Class A*	1.00%	8.24%	6.15%	8.68%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class A*	0.79%	6.38%	8.51%	9.30%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Blend	MM S&P 500® Index Fund - Class R4	0.64%	17.06%	13.68%	14.10%
	Adviser: MML Investment Advisers, LLC
	Subadviser: BlackRock Investment Management, LLC
US Fund Intermediate Core Bond	MML Barings Core Bond Fund - Class R4* (Formerly MassMutual Core Bond Fund)	0.78%	7.73%	0.01%	2.26%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)	0.91%	5.42%	1.99%	2.21%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Large Blend	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.05%	17.16%	13.68%	13.26%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)	0.67%	7.37%	-0.21%	2.59%
	Adviser: Delaware Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)	0.81%	5.98%	-3.67%	2.55%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Growth	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)	1.13%	13.50%	2.03%	9.84%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class	0.32%	6.84%	-0.72%	1.62%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.91%	9.76%	11.08%	12.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class	0.29%	16.77%	12.82%	13.96%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	Nuveen Large Cap Growth Index Fund - Retirement Class	0.29%	18.21%	14.98%	17.77%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Value	Nuveen Large Cap Value Index Fund - Retirement Class	0.30%	15.55%	11.00%	10.21%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	11.06%	8.44%	8.52%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Natural Resources	PGIM Jennison Natural Resources Fund - Class A	1.26%	38.59%	16.70%	11.04%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Administrative Class	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	21.29%	7.52%	5.98%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Moderately Conservative Allocation	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	10.75%	4.76%	6.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R4	1.05%	11.03%	3.69%	5.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	8.92%	3.79%	5.62%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	4.23%	9.47%	8.32%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Blend	Timothy Plan Large/Mid Cap Value Fund - Class A*	1.41%	4.73%	8.18%	9.46%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Large Growth	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)	0.99%	13.98%	11.69%	14.07%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	11.77%	8.66%	9.34%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	41.87%	6.22%	5.65%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055032 [Member] | C000007902 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	17.72%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	14.63%
C000055032 [Member] | C000021390 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	5.32%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	6.94%
C000055032 [Member] | C000008596 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	12.14%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	8.97%
C000055032 [Member] | C000008618 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	11.93%
C000055032 [Member] | C000008636 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	12.68%
Average Annual Total Returns, 10 Years [Percent]	12.48%
C000055032 [Member] | C000008616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(0.38%)
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	8.05%
C000055032 [Member] | C000008626 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	10.55%
C000055032 [Member] | C000008628 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	7.97%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	10.98%
C000055032 [Member] | C000008630 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	2.75%
C000055032 [Member] | C000084424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	14.73%
C000055032 [Member] | C000029595 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Diversified Dividend Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.58%
Average Annual Total Returns, 5 Years [Percent]	10.80%
Average Annual Total Returns, 10 Years [Percent]	9.11%
C000055032 [Member] | C000084366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000055032 [Member] | C000023026 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	5.74%
Average Annual Total Returns, 5 Years [Percent]	(0.83%)
Average Annual Total Returns, 10 Years [Percent]	9.01%
C000055032 [Member] | C000077736 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Janus Henderson Global Research Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	12.44%
C000055032 [Member] | C000002023 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Massachusetts Investors Growth Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	13.64%
C000055032 [Member] | C000002190 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MFS® Core Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.92%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	12.94%
C000055032 [Member] | C000006504 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(2.56%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	10.46%
C000055032 [Member] | C000002259 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.38%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	9.30%
C000055032 [Member] | C000023811 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	5.98%
C000055032 [Member] | C000162988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	American Century Investments® U.S. Government Money Market Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.68%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000055032 [Member] | C000020187 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Franklin Mutual U.S. Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.53%
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	7.46%
C000055032 [Member] | C000008622 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000055032 [Member] | C000000365 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Invesco Technology Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	19.95%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	15.63%
C000055032 [Member] | C000077622 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.87%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	15.63%
C000055032 [Member] | C000077692 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	28.29%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000055032 [Member] | C000199365 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	John Hancock Small Cap Dynamic Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Axiom Investors, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	1.59%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000055032 [Member] | C000021611 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	41.87%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	5.65%
C000055032 [Member] | C000028113 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	4.96%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	1.98%
C000055032 [Member] | C000027601 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.04%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	5.45%
C000055032 [Member] | C000015865 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Investments® Equity Income Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.63%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	8.70%
C000055032 [Member] | C000016431 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	American Century Investments® Ginnie Mae Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
C000055032 [Member] | C000016485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Investments® Small Company Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	7.54%
C000055032 [Member] | C000026378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds® New World Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	27.76%
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	9.20%
C000055032 [Member] | C000004204 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	8.26%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	13.06%
C000055032 [Member] | C000004205 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(0.39%)
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000055032 [Member] | C000004203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	10.44%
C000055032 [Member] | C000089953 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	9.02%
C000055032 [Member] | C000089957 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000055032 [Member] | C000089962 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.58%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	11.14%
C000055032 [Member] | C000187068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	10.78%
C000055032 [Member] | C000251826 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2070 - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	14.67%
Average Annual Total Returns, 10 Years [Percent]	14.67%
C000055032 [Member] | C000195444 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	BNY Mellon Core Plus Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Portfolio Company Subadviser [Text Block]	Subadviser: Insight North America LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.08%
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	2.83%
C000055032 [Member] | C000043702 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	18.22%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	12.91%
C000055032 [Member] | C000011378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	22.81%
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000055032 [Member] | C000046514 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.98%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	12.42%
C000055032 [Member] | C000046565 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	3.24%
Average Annual Total Returns, 5 Years [Percent]	(1.50%)
Average Annual Total Returns, 10 Years [Percent]	8.65%
C000055032 [Member] | C000009466 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund℠ - Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: SSIM Funds Management Inc
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.63%
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	12.20%
C000055032 [Member] | C000014179 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(5.88%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	10.06%
C000055032 [Member] | C000095750 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	30.92%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	7.73%
C000055032 [Member] | C000069828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000055032 [Member] | C000095752 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Investment Managers Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000055032 [Member] | C000069818 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P Small Cap 600® Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Investment Managers Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	5.55%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	9.24%
C000055032 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	8.37%
C000055032 [Member] | C000270424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M (also known as Fidelity® Real Estate Investment Portfolio - Class M)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	1.96%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	4.33%
C000055032 [Member] | C000021109 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2015
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	6.33%
C000055032 [Member] | C000021112 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2020
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2*
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.11%
C000055032 [Member] | C000021115 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2025
Portfolio Company Name [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Adviser [Text Block]	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000055032 [Member] | C000021118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2030
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
C000055032 [Member] | C000075276 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2035
Portfolio Company Name [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Adviser [Text Block]	Fidelity® VIP Freedom 2035 Portfolio℠ - Service Class 2
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.72%
C000055032 [Member] | C000075279 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2040
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 Portfolio℠ - Service Class 2
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	10.59%
C000055032 [Member] | C000075282 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2045
Portfolio Company Name [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Adviser [Text Block]	Fidelity® VIP Freedom 2045 Portfolio℠ - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	10.82%
C000055032 [Member] | C000075285 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2050
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 Portfolio℠ - Service Class 2
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.50%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.81%
C000055032 [Member] | C000211073 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2055
Portfolio Company Name [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Adviser [Text Block]	Fidelity® VIP Freedom 2055 Portfolio℠ - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	11.13%
C000055032 [Member] | C000211077 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2060
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2060 Portfolio℠ - Service Class 2
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	11.34%
C000055032 [Member] | C000211081 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Fund Target-Date 2065+
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2065 Portfolio℠ - Service Class 2
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	11.33%
C000055032 [Member] | C000048782 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date Retirement
Portfolio Company Name [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Adviser [Text Block]	Fidelity® VIP Freedom Retirement Portfolio - Service Class 2 (Effective 4/30/2026, the Fidelity® VIP Freedom Income Portfolio was renamed to Fidelity® VIP Freedom Retirement Portfolio)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	4.17%
C000055032 [Member] | C000034127 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Conservative Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	4.08%
C000055032 [Member] | C000034130 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Adviser [Text Block]	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2*
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.03%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	7.09%
C000055032 [Member] | C000051547 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	8.03%
C000055032 [Member] | C000048794 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Adviser [Text Block]	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2*
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.91%
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]	8.95%
C000055032 [Member] | C000048797 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Aggressive Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.26%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	10.34%
C000055032 [Member] | C000021377 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Portfolio Company Adviser [Text Block]	Franklin Mutual Global Discovery Fund - Class A
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000055032 [Member] | C000018650 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(2.91%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	9.56%
C000055032 [Member] | C000057076 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	9.35%
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	4.68%
C000055032 [Member] | C000025485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	9.68%
C000055032 [Member] | C000008634 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	14.32%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	13.46%
C000055032 [Member] | C000175600 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	9.79%
Average Annual Total Returns, 5 Years [Percent]	3.21%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000055032 [Member] | C000008598 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Hartford Healthcare HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	16.10%
Average Annual Total Returns, 5 Years [Percent]	3.45%
Average Annual Total Returns, 10 Years [Percent]	7.85%
C000055032 [Member] | C000092474 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	18.48%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	5.93%
C000055032 [Member] | C000209169 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco Discovery Large Cap Fund Fund - Class A (Formerly Invesco Capital Appreciation Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	14.02%
C000055032 [Member] | C000000366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	8.64%
C000055032 [Member] | C000209210 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.24%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	10.78%
C000055032 [Member] | C000209214 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	7.12%
Average Annual Total Returns, 5 Years [Percent]	(7.43%)
Average Annual Total Returns, 10 Years [Percent]	5.30%
C000055032 [Member] | C000209140 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	131.03%
Average Annual Total Returns, 5 Years [Percent]	17.54%
Average Annual Total Returns, 10 Years [Percent]	21.07%
C000055032 [Member] | C000209335 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	21.06%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	6.09%
C000055032 [Member] | C000209276 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.40%
Average Annual Total Returns, 5 Years [Percent]	12.78%
Average Annual Total Returns, 10 Years [Percent]	11.82%
C000055032 [Member] | C000010798 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	17.98%
C000055032 [Member] | C000050048 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.21%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	6.55%
C000055032 [Member] | C000032449 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	7.53%
C000055032 [Member] | C000050052 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	8.58%
C000055032 [Member] | C000032453 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	9.33%
C000055032 [Member] | C000050059 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	8.74%
Average Annual Total Returns, 10 Years [Percent]	9.79%
C000055032 [Member] | C000050060 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.67%
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]	9.90%
C000055032 [Member] | C000172118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.63%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	10.11%
C000055032 [Member] | C000032433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.04%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	5.44%
C000055032 [Member] | C000012579 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Adviser: Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	10.88%
C000055032 [Member] | C000140352 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	15.72%
C000055032 [Member] | C000140384 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.77%
Average Annual Total Returns, 5 Years [Percent]	13.15%
Average Annual Total Returns, 10 Years [Percent]	10.96%
C000055032 [Member] | C000137068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund World Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	10.38%
C000055032 [Member] | C000140357 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	3.27%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	9.46%
C000055032 [Member] | C000140360 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	25.46%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000055032 [Member] | C000140361 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	11.23%
C000055032 [Member] | C000137078 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.17%
C000055032 [Member] | C000006471 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	MFS® High Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	4.07%
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	4.79%
C000055032 [Member] | C000002222 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 5 Years [Percent]	(0.70%)
Average Annual Total Returns, 10 Years [Percent]	10.22%
C000055032 [Member] | C000006635 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	8.24%
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	8.68%
C000055032 [Member] | C000010191 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock Investment Management, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	14.10%
C000055032 [Member] | C000137083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	MML Barings Core Bond Fund - Class R4* (Formerly MassMutual Core Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.73%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	2.26%
C000055032 [Member] | C000137077 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000055032 [Member] | C000077156 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)
Portfolio Company Adviser [Text Block]	Adviser: Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	13.26%
C000055032 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.59%
C000055032 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	(3.67%)
Average Annual Total Returns, 10 Years [Percent]	2.55%
C000055032 [Member] | C000017272 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.50%
Average Annual Total Returns, 5 Years [Percent]	2.03%
Average Annual Total Returns, 10 Years [Percent]	9.84%
C000055032 [Member] | C000079524 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Nuveen Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	6.84%
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	1.62%
C000055032 [Member] | C000023379 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	12.02%
C000055032 [Member] | C000033987 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.77%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	13.96%
C000055032 [Member] | C000001720 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	35.74%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000055032 [Member] | C000014661 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Nuveen Large Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	14.98%
Average Annual Total Returns, 10 Years [Percent]	17.77%
C000055032 [Member] | C000014663 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Nuveen Large Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	11.00%
Average Annual Total Returns, 10 Years [Percent]	10.21%
C000055032 [Member] | C000007558 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Harris Associates L.P.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	8.52%
C000055032 [Member] | C000012400 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	38.59%
Average Annual Total Returns, 5 Years [Percent]	16.70%
Average Annual Total Returns, 10 Years [Percent]	11.04%
C000055032 [Member] | C000026659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Administrative Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	1.94%
C000055032 [Member] | C000089748 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.60%
C000055032 [Member] | C000040997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	5.05%
C000055032 [Member] | C000040943 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000055032 [Member] | C000089743 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	4.23%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	8.32%
C000055032 [Member] | C000012333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Subadviser: Westwood Management Corp
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	4.73%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	9.46%
C000055032 [Member] | C000256497 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	11.69%
Average Annual Total Returns, 10 Years [Percent]	14.07%
C000055032 [Member] | C000181155 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	9.34%
C000055032 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]
•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation Method of Benefit [Text Block]
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

C000055032 [Member] | Participant Loan Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

C000055032 [Member] | Systematic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systematic Withdrawal Option
C000055032 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000055032 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000055032 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

C000055032 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com

C000055032 [Member] | Company's Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000055032 [Member] | Deduction Of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000055032 [Member] | Limitations On Surrenders And Withdrawals Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000055032 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
C000055032 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000055032 [Member] | Reservation Of Rights Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.

C000055032 [Member] | Cyber Security And Disruptions To Business Operations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

C000055032 [Member] | Underlying Funds Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000055031 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.27%
	Investment options (Fund fees and expenses)[2]	0.14%	1.70%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,277	Highest Annual Cost: $2,554
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early
Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.27%
	Investment options (Fund fees and expenses)[2]	0.14%	1.70%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,277	Highest Annual Cost: $2,554
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.27%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.70%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.27%
	Investment options (Fund fees and expenses)[2]	0.14%	1.70%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,277	Highest Annual Cost: $2,554
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,277
Highest Annual Cost [Dollars]	$ 2,554
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is this a Short-Term Investment?
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks
What Are the Risks Associated with the Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Changes to the Funds and Separate Account
Are there any Restrictions on Contract Benefits?
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts–Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers

Are There any Transfer Restrictions?
General Account values may be transferred to one or more Sub-Accounts within the Separate Accounts or, if applicable, to one or more sub-accounts within a separate account under a related contract, except that the Contract contains at least one of the following restrictions for transfers to and from the General Account option, depending on your individual Plan’s Contract. Please check your Plan materials to determine what type of restrictions your Plan’s Contract contains:
Frequency: We reserve the right to limit the number of transfers to no more than one per Valuation Day or twelve per Contract Year, with no two transfers being made on consecutive Valuation Days;
No Transfer to Competing Funds: You may not transfer account value directly from the General Account option to a competing fund in the Plan’s fund line-up. Competing funds are generally money market funds or other stable value funds as described under the Contract or related contract of your Plan;
Limits on Transfers to Competing Funds: Transfers of assets that were held in the General Account at any time during the preceding 90-day period to a competing fund are prohibited;
Limits on Transfers from Competing Funds: Transfers of assets presently held in a competing fund, or that were held in a competing fund during the preceding 90 days, to the General Account option are prohibited; or
Other Limits on Transfers from the General Account Option: We may limit the sum of any such transfers for a Participant’s Account in any Participant’s Contract Year to 1/6th of the General Account value of such Participant’s Account as of the end of the preceding Participant’s Contract Year.
General Account Option
TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax
•implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution

Should I Exchange My Contract?
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Federal Tax Considerations

Investment Restrictions [Text Block]
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.

Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax
•implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender your Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2025 that you may pay periodically during the time that you participate in the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – General Account Options and Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.70%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$7,650	$12,217	$16,869	$33,330
1.05%	$7,455	$11,626	$15,863	$31,381
0.85%	$7,260	$11,034	$14,849	$29,393
0.75%	$7,163	$10,736	$14,339	$28,384
0.65%	$7,065	$10,439	$13,827	$27,365
0.50%	$6,919	$9,991	$13,054	$25,817
0.35%	$6,773	$9,541	$12,276	$24,246
0.15%	$6,578	$8,940	$11,232	$22,115
0.00%	$6,432	$8,487	$10,443	$20,489

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,054	$9,339	$15,869	$33,330
1.05%	$2,849	$8,729	$14,864	$31,381
0.85%	$2,644	$8,117	$13,849	$29,393
0.75%	$2,541	$7,811	$13,339	$28,384
0.65%	$2,439	$7,503	$12,827	$27,365
0.50%	$2,285	$7,040	$12,054	$25,817
0.35%	$2,131	$6,576	$11,277	$24,246
0.15%	$1,926	$5,955	$10,232	$22,115
0.00%	$1,773	$5,488	$9,444	$20,489

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,054	$9,339	$15,869	$33,330
1.05%	$2,849	$8,729	$14,864	$31,381
0.85%	$2,644	$8,117	$13,849	$29,393
0.75%	$2,541	$7,811	$13,339	$28,384
0.65%	$2,439	$7,503	$12,827	$27,365
0.50%	$2,285	$7,040	$12,054	$25,817
0.35%	$2,131	$6,576	$11,277	$24,246
0.15%	$1,926	$5,955	$10,232	$22,115
0.00%	$1,773	$5,488	$9,444	$20,489

Transaction Expenses [Table Text Block]
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Transfer Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Minimum [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Base Contract Expense (of Other Amount), Maximum [Percent]	1.25%
Base Contract Expense (of Other Amount), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 30
Other Annual Expense, Minimum [Dollars]	$ 0
Other Annual Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.70%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.70%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$7,650	$12,217	$16,869	$33,330
1.05%	$7,455	$11,626	$15,863	$31,381
0.85%	$7,260	$11,034	$14,849	$29,393
0.75%	$7,163	$10,736	$14,339	$28,384
0.65%	$7,065	$10,439	$13,827	$27,365
0.50%	$6,919	$9,991	$13,054	$25,817
0.35%	$6,773	$9,541	$12,276	$24,246
0.15%	$6,578	$8,940	$11,232	$22,115
0.00%	$6,432	$8,487	$10,443	$20,489

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,650
Surrender Expense, 1 Year, Minimum [Dollars]	6,432
Surrender Expense, 3 Years, Maximum [Dollars]	12,217
Surrender Expense, 3 Years, Minimum [Dollars]	8,487
Surrender Expense, 5 Years, Maximum [Dollars]	16,869
Surrender Expense, 5 Years, Minimum [Dollars]	10,443
Surrender Expense, 10 Years, Maximum [Dollars]	33,330
Surrender Expense, 10 Years, Minimum [Dollars]	$ 20,489
Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,054	$9,339	$15,869	$33,330
1.05%	$2,849	$8,729	$14,864	$31,381
0.85%	$2,644	$8,117	$13,849	$29,393
0.75%	$2,541	$7,811	$13,339	$28,384
0.65%	$2,439	$7,503	$12,827	$27,365
0.50%	$2,285	$7,040	$12,054	$25,817
0.35%	$2,131	$6,576	$11,277	$24,246
0.15%	$1,926	$5,955	$10,232	$22,115
0.00%	$1,773	$5,488	$9,444	$20,489

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,054
Annuitized Expense, 1 Year, Minimum [Dollars]	1,773
Annuitized Expense, 3 Years, Maximum [Dollars]	9,339
Annuitized Expense, 3 Years, Minimum [Dollars]	5,488
Annuitized Expense, 5 Years, Maximum [Dollars]	15,869
Annuitized Expense, 5 Years, Minimum [Dollars]	9,444
Annuitized Expense, 10 Years, Maximum [Dollars]	33,330
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 20,489
No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,054	$9,339	$15,869	$33,330
1.05%	$2,849	$8,729	$14,864	$31,381
0.85%	$2,644	$8,117	$13,849	$29,393
0.75%	$2,541	$7,811	$13,339	$28,384
0.65%	$2,439	$7,503	$12,827	$27,365
0.50%	$2,285	$7,040	$12,054	$25,817
0.35%	$2,131	$6,576	$11,277	$24,246
0.15%	$1,926	$5,955	$10,232	$22,115
0.00%	$1,773	$5,488	$9,444	$20,489

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,054
No Surrender Expense, 1 Year, Minimum [Dollars]	1,773
No Surrender Expense, 3 Years, Maximum [Dollars]	9,339
No Surrender Expense, 3 Years, Minimum [Dollars]	5,488
No Surrender Expense, 5 Years, Maximum [Dollars]	15,869
No Surrender Expense, 5 Years, Minimum [Dollars]	9,444
No Surrender Expense, 10 Years, Maximum [Dollars]	33,330
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 20,489
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either
deducted via Method 1 (daily deduction as a percentage of net asset value of each fund) or Method 2 (quarterly deduction as a percentage of the average daily assets of Sub-Accounts during calendar quarter), depending on which method is selected by your Employer)

• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
• The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to Participants who have terminated their employment with the Employer;
• Duration of payments may not extend beyond the Participant’s life expectancy;
• A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either
deducted via Method 1 (daily deduction as a percentage of net asset value of each fund) or Method 2 (quarterly deduction as a percentage of the average daily assets of Sub-Accounts during calendar quarter), depending on which method is selected by your Employer)

• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
• The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to Participants who have terminated their employment with the Employer;
• Duration of payments may not extend beyond the Participant’s life expectancy;
• A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – General Account Options and Underlying Funds
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Growth	AB Sustainable Global Thematic Fund - Advisor Class*	0.78%	6.52%	3.33%	10.57%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Value	American Century Investments® Equity Income Fund - A Class (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.19%	11.63%	7.50%	8.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Investments® Equity Income Fund - Investor Class	0.94%	11.91%	7.77%	8.97%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	American Century Investments® Ginnie Mae Fund - A Class	0.80%	7.14%	-0.58%	0.82%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Investments® Small Company Fund - A Class	1.10%	12.68%	6.09%	7.54%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-4 (Formerly American Funds EuroPacific Growth Fund)	0.82%	28.71%	4.22%	8.08%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Diversified Emerging Mkts	American Funds® New World Fund® - Class R-3	1.22%	27.76%	4.93%	9.20%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Shares	0.14%	17.72%	14.28%	14.63%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.91%	6.95%	7.75%	12.78%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Global Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	0.99%	13.79%	7.01%	8.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.20%	16.57%	10.71%	8.04%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Franklin Small-Mid Cap Growth Fund - Class A*	0.84%	-2.91%	0.04%	9.56%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Institutional Class*	0.97%	10.71%	7.47%	8.05%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.74%	-0.38%	0.24%	8.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.80%	12.96%	0.71%	10.55%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.45%	4.51%	2.88%	2.21%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A* (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class Y*	0.51%	12.99%	8.88%	8.93%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets ex-China Fund - Class Y (Effective 8/22/2025, the Invesco EQV Emerging Markets All Cap Fund was renamed to Invesco Emerging Markets ex-China Fund)	1.15%	30.16%	1.70%	7.84%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A	1.14%	7.12%	-7.43%	5.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Retail Class* (Formerly Loomis Sayles Bond Fund)	0.89%	8.93%	2.34%	3.66%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A	0.71%	3.57%	8.79%	13.64%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5	0.76%	16.84%	13.00%	16.12%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Large Value	MassMutual Diversified Value Fund - Class R5	0.70%	17.12%	13.55%	11.34%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.38%	14.99%	6.64%	10.38%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R5	1.03%	15.37%	7.01%	10.77%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R5*	0.76%	3.68%	3.73%	9.85%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.33%	10.99%	3.83%	11.23%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	8.27%	7.91%	10.17%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R5	0.75%	8.68%	8.28%	10.56%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Intermediate Core Bond	MML Barings Core Bond Fund - Class R5* (Formerly MassMutual Core Bond Fund)	0.43%	8.01%	0.37%	2.61%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund High Yield Bond	MML Barings High Yield Fund - Class R5* (formerly MassMutual High Yield Fund)	0.65%	8.68%	5.12%	6.25%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)	0.91%	5.42%	1.99%	2.21%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Small Growth	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)	1.13%	13.50%	2.03%	9.84%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	11.06%	8.44%	8.52%
	Adviser: Harris Associates L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Administrative Class	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	21.29%	7.52%	5.98%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Advisor Class*	0.77%	17.14%	-1.00%	0.20%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class I	0.58%	2.65%	9.92%	10.94%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Natural Resources	Virtus Duff & Phelps Water Fund - Institutional Class*	0.93%	12.31%	5.87%	8.90%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Duff & PheLPs Investment Management Co
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-4899

Variable Option [Line Items]
Prospectuses Available [Text Block]
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Growth	AB Sustainable Global Thematic Fund - Advisor Class*	0.78%	6.52%	3.33%	10.57%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Value	American Century Investments® Equity Income Fund - A Class (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.19%	11.63%	7.50%	8.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Investments® Equity Income Fund - Investor Class	0.94%	11.91%	7.77%	8.97%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	American Century Investments® Ginnie Mae Fund - A Class	0.80%	7.14%	-0.58%	0.82%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Investments® Small Company Fund - A Class	1.10%	12.68%	6.09%	7.54%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-4 (Formerly American Funds EuroPacific Growth Fund)	0.82%	28.71%	4.22%	8.08%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Diversified Emerging Mkts	American Funds® New World Fund® - Class R-3	1.22%	27.76%	4.93%	9.20%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Shares	0.14%	17.72%	14.28%	14.63%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.91%	6.95%	7.75%	12.78%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Global Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	0.99%	13.79%	7.01%	8.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.20%	16.57%	10.71%	8.04%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Franklin Small-Mid Cap Growth Fund - Class A*	0.84%	-2.91%	0.04%	9.56%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Institutional Class*	0.97%	10.71%	7.47%	8.05%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.74%	-0.38%	0.24%	8.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.80%	12.96%	0.71%	10.55%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.45%	4.51%	2.88%	2.21%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A* (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class Y*	0.51%	12.99%	8.88%	8.93%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets ex-China Fund - Class Y (Effective 8/22/2025, the Invesco EQV Emerging Markets All Cap Fund was renamed to Invesco Emerging Markets ex-China Fund)	1.15%	30.16%	1.70%	7.84%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A	1.14%	7.12%	-7.43%	5.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Retail Class* (Formerly Loomis Sayles Bond Fund)	0.89%	8.93%	2.34%	3.66%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A	0.71%	3.57%	8.79%	13.64%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5	0.76%	16.84%	13.00%	16.12%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Large Value	MassMutual Diversified Value Fund - Class R5	0.70%	17.12%	13.55%	11.34%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.38%	14.99%	6.64%	10.38%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R5	1.03%	15.37%	7.01%	10.77%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R5*	0.76%	3.68%	3.73%	9.85%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.33%	10.99%	3.83%	11.23%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	8.27%	7.91%	10.17%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R5	0.75%	8.68%	8.28%	10.56%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Intermediate Core Bond	MML Barings Core Bond Fund - Class R5* (Formerly MassMutual Core Bond Fund)	0.43%	8.01%	0.37%	2.61%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund High Yield Bond	MML Barings High Yield Fund - Class R5* (formerly MassMutual High Yield Fund)	0.65%	8.68%	5.12%	6.25%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)	0.91%	5.42%	1.99%	2.21%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Small Growth	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)	1.13%	13.50%	2.03%	9.84%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	11.06%	8.44%	8.52%
	Adviser: Harris Associates L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Administrative Class	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	21.29%	7.52%	5.98%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Advisor Class*	0.77%	17.14%	-1.00%	0.20%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class I	0.58%	2.65%	9.92%	10.94%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Natural Resources	Virtus Duff & Phelps Water Fund - Institutional Class*	0.93%	12.31%	5.87%	8.90%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Duff & PheLPs Investment Management Co
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055031 [Member] | C000007902 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	17.72%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	14.63%
C000055031 [Member] | C000008636 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	12.68%
Average Annual Total Returns, 10 Years [Percent]	12.48%
C000055031 [Member] | C000008616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(0.38%)
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	8.05%
C000055031 [Member] | C000008626 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	10.55%
C000055031 [Member] | C000008630 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	2.75%
C000055031 [Member] | C000084366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A* (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000055031 [Member] | C000002023 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Massachusetts Investors Growth Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	13.64%
C000055031 [Member] | C000023811 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	5.98%
C000055031 [Member] | C000015864 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Investments® Equity Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.91%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	8.97%
C000055031 [Member] | C000162988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	American Century Investments® U.S. Government Money Market Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.68%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000055031 [Member] | C000023762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	12.78%
C000055031 [Member] | C000008622 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000055031 [Member] | C000015865 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Investments® Equity Income Fund - A Class (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.63%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	8.70%
C000055031 [Member] | C000016431 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	American Century Investments® Ginnie Mae Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
C000055031 [Member] | C000016485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Investments® Small Company Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	7.54%
C000055031 [Member] | C000026378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds® New World Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	27.76%
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	9.20%
C000055031 [Member] | C000069828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000055031 [Member] | C000021377 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000055031 [Member] | C000018650 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(2.91%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	9.56%
C000055031 [Member] | C000209214 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	7.12%
Average Annual Total Returns, 5 Years [Percent]	(7.43%)
Average Annual Total Returns, 10 Years [Percent]	5.30%
C000055031 [Member] | C000137068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund World Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	10.38%
C000055031 [Member] | C000140361 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	11.23%
C000055031 [Member] | C000137078 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.17%
C000055031 [Member] | C000137077 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000055031 [Member] | C000017272 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.50%
Average Annual Total Returns, 5 Years [Percent]	2.03%
Average Annual Total Returns, 10 Years [Percent]	9.84%
C000055031 [Member] | C000007558 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Harris Associates L.P.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	8.52%
C000055031 [Member] | C000026659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Administrative Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	1.94%
C000055031 [Member] | C000027887 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	AB Sustainable Global Thematic Fund - Advisor Class*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	10.57%
C000055031 [Member] | C000026332 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds® EUPAC Fund™ - Class R-4 (Formerly American Funds EuroPacific Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.71%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	8.08%
C000055031 [Member] | C000025501 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Institutional Class*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.71%
Average Annual Total Returns, 5 Years [Percent]	7.47%
Average Annual Total Returns, 10 Years [Percent]	8.05%
C000055031 [Member] | C000084369 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class Y*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	8.93%
C000055031 [Member] | C000071223 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco EQV Emerging Markets ex-China Fund - Class Y (Effective 8/22/2025, the Invesco EQV Emerging Markets All Cap Fund was renamed to Invesco Emerging Markets ex-China Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Limited
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	30.16%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	7.84%
C000055031 [Member] | C000018123 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Income Fund - Retail Class* (Formerly Loomis Sayles Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Loomis, Sayles & Company LP
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	3.66%
C000055031 [Member] | C000010179 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R5
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	16.84%
Average Annual Total Returns, 5 Years [Percent]	13.00%
Average Annual Total Returns, 10 Years [Percent]	16.12%
C000055031 [Member] | C000010285 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R5
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	13.55%
Average Annual Total Returns, 10 Years [Percent]	11.34%
C000055031 [Member] | C000010482 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund World Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R5
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.37%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000055031 [Member] | C000010215 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R5*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	3.68%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	9.85%
C000055031 [Member] | C000010531 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R5
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.68%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.56%
C000055031 [Member] | C000010546 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	MML Barings Core Bond Fund - Class R5* (Formerly MassMutual Core Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	2.61%
C000055031 [Member] | C000010487 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	MML Barings High Yield Fund - Class R5* (formerly MassMutual High Yield Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	8.68%
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	6.25%
C000055031 [Member] | C000023830 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Advisor Class*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	(1.00%)
Average Annual Total Returns, 10 Years [Percent]	0.20%
C000055031 [Member] | C000052114 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class I
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	2.65%
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	10.94%
C000055031 [Member] | C000066034 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Virtus Duff & Phelps Water Fund - Institutional Class*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Duff & PheLPs Investment Management Co
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	12.31%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	8.90%
C000055031 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]
• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
• The deduction of advisory fees will reduce your death benefit.

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation Method of Benefit [Text Block]
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

C000055031 [Member] | Participant Loan Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	• Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

C000055031 [Member] | Systematic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
• Limited to Participants who have terminated their employment with the Employer;
• Duration of payments may not extend beyond the Participant’s life expectancy;
• A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systematic Withdrawal Option
C000055031 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000055031 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000055031 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

C000055031 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com

C000055031 [Member] | Risks Associated With Underlying Funds Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000055031 [Member] | Company's Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000055031 [Member] | Deduction Of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000055031 [Member] | Limitations On Surrenders And Withdrawals Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000055031 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
C000055031 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000055031 [Member] | Reservation Of Rights Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.

C000055031 [Member] | Cyber Security And Disruptions To Business Operations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

C000055034 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.33%
	Investment options (Fund fees and expenses)[2]	0.17%	2.45%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,303	Highest Annual Cost: $3,097
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early
Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges:
Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.33%
	Investment options (Fund fees and expenses)[2]	0.17%	2.45%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,303	Highest Annual Cost: $3,097
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.33%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.17%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.45%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.33%
	Investment options (Fund fees and expenses)[2]	0.17%	2.45%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,303	Highest Annual Cost: $3,097
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,303
Highest Annual Cost [Dollars]	$ 3,097
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is this a Short-Term Investment?
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks
What Are the Risks Associated with the Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Changes to the Funds and Separate Account
Are There any Restrictions on Contract Benefits?
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts– Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers

Are There any Transfer Restrictions?
General Account values may be transferred to one or more Sub-Accounts within the Separate Accounts or, if applicable, to one or more sub-accounts within a separate account under a related contract, except that the Contract contains at least one of the following restrictions for transfers to and from the General Account option, depending on your individual Plan’s Contract. Please check your Plan materials to determine what type of restrictions your Plan’s Contract contains:
Frequency: We reserve the right to limit the number of transfers to no more than one per Valuation Day or twelve per Contract Year, with no two transfers being made on consecutive Valuation Days;
No Transfer to Competing Funds: You may not transfer account value directly from the General Account option to a competing fund in the Plan’s fund line-up. Competing funds are generally money market funds or other stable value funds as described under the Contract or related contract of your Plan;
Limits on Transfers to Competing Funds: Transfers of assets that were held in the General Account at any time during the preceding 90-day period to a competing fund are prohibited;
Limits on Transfers from Competing Funds: Transfers of assets presently held in a competing fund, or that were held in a competing fund during the preceding 90 days, to the General Account option are prohibited; or
Other Limits on Transfers from the General Account Option: We may limit the sum of any such transfers for a Participant’s Account in any Participant’s Contract Year to 1/6th of the General Account value of such Participant’s Account as of the end of the preceding Participant’s Contract Year.
General Account Option
TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution

Should I Exchange My Contract?
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Federal Tax Considerations

Investment Restrictions [Text Block]
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.

Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender your Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2025 that you may pay periodically during the time that you participate in the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – General Account Options and Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.17%	2.45%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$8,380	$14,408	$20,525	$40,301
1.05%	$8,185	$13,827	$19,561	$38,493
0.85%	$7,990	$13,244	$18,590	$36,649
0.75%	$7,893	$12,951	$18,101	$35,712
0.65%	$7,796	$12,658	$17,610	$34,767
0.50%	$7,650	$12,217	$16,869	$33,330
0.35%	$7,504	$11,774	$16,115	$31,872
0.15%	$7,309	$11,182	$15,103	$29,894
0.00%	$7,163	$10,736	$14,339	$28,384

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,823	$11,602	$19,564	$40,301
1.05%	$3,618	$11,002	$18,591	$38,493
0.85%	$3,413	$10,399	$17,608	$36,649
0.75%	$3,310	$10,097	$17,114	$35,712
0.65%	$3,208	$9,794	$16,618	$34,767
0.50%	$3,054	$9,339	$15,869	$33,330
0.35%	$2,900	$8,882	$15,116	$31,872
0.15%	$2,695	$8,271	$14,104	$29,894
0.00%	$2,541	$7,811	$13,339	$28,384

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,823	$11,602	$19,564	$40,301
1.05%	$3,618	$11,002	$18,591	$38,493
0.85%	$3,413	$10,399	$17,608	$36,649
0.75%	$3,310	$10,097	$17,114	$35,712
0.65%	$3,208	$9,794	$16,618	$34,767
0.50%	$3,054	$9,339	$15,869	$33,330
0.35%	$2,900	$8,882	$15,116	$31,872
0.15%	$2,695	$8,271	$14,104	$29,894
0.00%	$2,541	$7,811	$13,339	$28,384

Transaction Expenses [Table Text Block]

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Transfer Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Minimum [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 30
Other Annual Expense, Minimum [Dollars]	$ 0
Other Annual Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.17%	2.45%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.17%
Portfolio Company Expenses Maximum [Percent]	2.45%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$8,380	$14,408	$20,525	$40,301
1.05%	$8,185	$13,827	$19,561	$38,493
0.85%	$7,990	$13,244	$18,590	$36,649
0.75%	$7,893	$12,951	$18,101	$35,712
0.65%	$7,796	$12,658	$17,610	$34,767
0.50%	$7,650	$12,217	$16,869	$33,330
0.35%	$7,504	$11,774	$16,115	$31,872
0.15%	$7,309	$11,182	$15,103	$29,894
0.00%	$7,163	$10,736	$14,339	$28,384

Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,380
Surrender Expense, 1 Year, Minimum [Dollars]	7,163
Surrender Expense, 3 Years, Maximum [Dollars]	14,408
Surrender Expense, 3 Years, Minimum [Dollars]	10,736
Surrender Expense, 5 Years, Maximum [Dollars]	20,525
Surrender Expense, 5 Years, Minimum [Dollars]	14,339
Surrender Expense, 10 Years, Maximum [Dollars]	40,301
Surrender Expense, 10 Years, Minimum [Dollars]	$ 28,384
Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,823	$11,602	$19,564	$40,301
1.05%	$3,618	$11,002	$18,591	$38,493
0.85%	$3,413	$10,399	$17,608	$36,649
0.75%	$3,310	$10,097	$17,114	$35,712
0.65%	$3,208	$9,794	$16,618	$34,767
0.50%	$3,054	$9,339	$15,869	$33,330
0.35%	$2,900	$8,882	$15,116	$31,872
0.15%	$2,695	$8,271	$14,104	$29,894
0.00%	$2,541	$7,811	$13,339	$28,384

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,823
Annuitized Expense, 1 Year, Minimum [Dollars]	2,541
Annuitized Expense, 3 Years, Maximum [Dollars]	11,602
Annuitized Expense, 3 Years, Minimum [Dollars]	7,811
Annuitized Expense, 5 Years, Maximum [Dollars]	19,564
Annuitized Expense, 5 Years, Minimum [Dollars]	13,339
Annuitized Expense, 10 Years, Maximum [Dollars]	40,301
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 28,384
No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,823	$11,602	$19,564	$40,301
1.05%	$3,618	$11,002	$18,591	$38,493
0.85%	$3,413	$10,399	$17,608	$36,649
0.75%	$3,310	$10,097	$17,114	$35,712
0.65%	$3,208	$9,794	$16,618	$34,767
0.50%	$3,054	$9,339	$15,869	$33,330
0.35%	$2,900	$8,882	$15,116	$31,872
0.15%	$2,695	$8,271	$14,104	$29,894
0.00%	$2,541	$7,811	$13,339	$28,384

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,823
No Surrender Expense, 1 Year, Minimum [Dollars]	2,541
No Surrender Expense, 3 Years, Maximum [Dollars]	11,602
No Surrender Expense, 3 Years, Minimum [Dollars]	7,811
No Surrender Expense, 5 Years, Maximum [Dollars]	19,564
No Surrender Expense, 5 Years, Minimum [Dollars]	13,339
No Surrender Expense, 10 Years, Maximum [Dollars]	40,301
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 28,384
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either
deducted via Method 1 (daily deduction as a percentage of net asset value of each fund) or Method 2 (quarterly deduction as a percentage of the average daily assets of Sub-Accounts during calendar quarter), depending on which method is selected by your Employer)

• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
• The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to Participants who have terminated their employment with the Employer;
• Duration of payments may not extend beyond the Participant’s life expectancy;
• A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either
deducted via Method 1 (daily deduction as a percentage of net asset value of each fund) or Method 2 (quarterly deduction as a percentage of the average daily assets of Sub-Accounts during calendar quarter), depending on which method is selected by your Employer)

• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
• The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to Participants who have terminated their employment with the Employer;
• Duration of payments may not extend beyond the Participant’s life expectancy;
• A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – General Account Options and Underlying Funds
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond-USD Hedged	AB Global Bond Fund - Class A*	0.78%	4.96%	-0.05%	1.98%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A*	1.45%	13.68%	5.51%	6.25%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund High Yield Bond	AB High Income Fund - Class A	0.86%	8.04%	4.42%	5.45%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Value	AB International Value Fund - Class A*	1.18%	41.97%	11.05%	6.66%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	American Century Investments® Ginnie Mae Fund - A Class	0.80%	7.14%	-0.58%	0.82%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	American Century Investments® Heritage Fund - A Class	1.25%	6.40%	4.84%	11.16%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	American Century Investments® Small Cap Value Fund - A Class	1.33%	-3.57%	6.77%	8.67%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Blend	American Century Investments® Small Company Fund - A Class	1.10%	12.68%	6.09%	7.54%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Century Investments® Ultra® Fund - A Class* (Closed to Contracts issued on or about 6/13/2008)	1.12%	12.34%	11.43%	16.84%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Global Large-Stock Blend	American Funds® Capital World Growth and Income Fund® - Class R-3	1.06%	24.33%	9.91%	10.52%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)	1.12%	28.35%	3.91%	7.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Diversified Emerging Mkts	American Funds® New World Fund® - Class R-3	1.22%	27.76%	4.93%	9.20%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds® The Growth Fund of America® - Class R-3	0.93%	19.52%	11.44%	14.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Ariel Appreciation Fund - Investor Class	1.15%	11.11%	7.57%	7.95%
	Adviser: Ariel Investments, LLC
	Subadviser: N/A
US Fund Small Value	Ariel Fund - Investor Class	1.01%	14.15%	9.36%	9.51%
	Adviser: Ariel Investments, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class	1.18%	1.72%	6.61%	7.87%
	Adviser: Artisan Partners Limited Partnership
	Subadviser: N/A
US Fund Large Growth	Ave Maria Growth Fund	0.91%	8.26%	8.46%	13.06%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.90%	-0.39%	8.90%	10.31%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.93%	2.82%	11.02%	10.44%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Small Growth	Baron Small Cap Fund® - Retail Shares	1.32%	-0.89%	2.51%	10.71%
	Adviser: BAMCO Inc
	Subadviser: N/A
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares*	0.59%	13.60%	6.28%	8.36%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares*	0.59%	16.88%	8.84%	10.26%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares*	0.59%	20.05%	10.38%	11.23%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Institutional Shares*	0.59%	21.02%	10.73%	11.94%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 Fund - Institutional Shares*	0.59%	20.98%	14.92%	14.92%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares*	0.59%	12.01%	4.40%	6.43%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	18.22%	10.01%	12.91%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	22.81%	3.24%	8.50%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.91%	6.95%	7.75%	12.78%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	7.98%	11.21%	12.42%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A	1.20%	3.24%	-1.50%	8.65%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Value	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust)	1.11%	10.34%	12.59%	11.07%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	CRM Mid Cap Value Fund - Investor Shares	1.22%	8.88%	8.06%	10.04%
	Adviser: Cramer Rosenthal McGlynn LLC
	Subadviser: N/A
US Fund Large Value	Davis New York Venture Fund - Class A	0.91%	26.88%	12.46%	12.08%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Domini Impact Equity Fund℠ - Investor Shares	1.04%	11.63%	9.51%	12.20%
	Adviser: Domini Impact Investments LLC
	Subadviser: SSIM Funds Management Inc
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	-5.88%	6.11%	10.06%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class	0.58%	30.92%	8.38%	7.73%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Global Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	0.99%	13.79%	7.01%	8.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class	0.54%	6.94%	8.49%	10.10%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited
US Fund Small Blend	Empower S&P Small Cap 600® Index Fund - Investor Class*	0.56%	5.55%	6.70%	9.24%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)	1.14%	6.80%	8.96%	8.37%
	Adviser: Federated MDTA LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M (also known as Fidelity® Real Estate Investment Portfolio - Class M)	1.18%	1.96%	4.75%	4.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.20%	16.57%	10.71%	8.04%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)	0.97%	1.40%	7.50%	9.09%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A*	1.10%	9.35%	4.99%	4.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.98%	8.17%	3.18%	5.04%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	9.25%	9.68%	9.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	7.95%	-0.42%	1.25%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	12.14%	8.20%	8.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008)	0.60%	14.32%	12.07%	13.46%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	9.79%	3.21%	8.85%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.77%	30.41%	6.86%	8.14%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.65%	6.83%	1.27%	8.66%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Value	Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A (Formerly Hotchkis & Wiley Large Cap Value Fund)	1.18%	17.78%	13.42%	11.27%
	Adviser: Hotchkis & Wiley Capital Management LLC
	Subadviser: N/A
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A*	1.49%	18.48%	9.12%	5.93%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.80%	17.15%	15.24%	11.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A	1.30%	28.33%	-0.53%	6.00%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	15.43%	10.49%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A	1.14%	7.12%	-7.43%	5.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Blend	Invesco International Diversified Fund - Class A	1.31%	21.06%	1.11%	6.09%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.38%	-0.20%	3.20%	3.75%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.96%	17.40%	12.78%	11.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	13.83%	12.41%	17.98%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	12.21%	4.58%	6.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	13.98%	5.73%	7.53%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	15.20%	7.11%	8.58%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	16.30%	8.02%	9.33%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.12%	8.74%	9.79%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.67%	8.98%	9.90%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.64%	8.97%	9.91%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.63%	8.99%	10.11%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2065+	JPMorgan SmartRetirement® 2065 Fund - Class A*	0.84%	17.57%	14.93%	14.93%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	12.04%	4.13%	5.44%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Value	Keeley Gabelli Small Cap Dividend Fund - Class A* (Formerly Keeley Small Cap Dividend Value Fund)	1.29%	4.93%	9.39%	8.68%
	Adviser: Gabelli Funds LLC
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.00%	6.72%	7.20%	10.88%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class P	1.36%	0.40%	5.57%	7.58%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4	1.11%	16.42%	12.60%	15.72%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Large Value	MassMutual Diversified Value Fund - Class R4	1.05%	16.77%	13.15%	10.96%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R4	1.38%	14.99%	6.64%	10.38%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4*	1.11%	3.27%	3.37%	9.46%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4*	1.24%	25.46%	7.26%	7.69%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.33%	10.99%	3.83%	11.23%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4	1.10%	8.27%	7.91%	10.17%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.77%	6.73%	-0.92%	1.02%
	Adviser: MFS
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3* (Closed to Contracts issued on or about 5/1/2012)	1.02%	32.77%	7.21%	9.84%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Small/Mid Growth	MFS® International New Discovery Fund - Class A* (Closed to Contracts issued on or about 9/1/2016)	1.28%	9.90%	1.17%	5.33%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.21%	12.36%	-0.70%	10.22%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Blend	MM S&P 500® Index Fund - Class R4	0.64%	17.06%	13.68%	14.10%
	Adviser: MML Investment Advisers, LLC
	Subadviser: BlackRock Investment Management, LLC
US Fund Intermediate Core Bond	MML Barings Core Bond Fund - Class R4* (Formerly MassMutual Core Bond Fund)	0.78%	7.73%	0.01%	2.26%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)	0.91%	5.42%	1.99%	2.21%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Large Blend	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.05%	17.16%	13.68%	13.26%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Large Blend	Neuberger Quality Equity Fund - Trust Class (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.04%	17.18%	13.68%	13.28%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Event Driven	NexPoint Merger Arbitrage Fund - Class A* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	2.25%	5.96%	4.52%	5.52%
	Adviser: NexPoint Asset Management, L.P.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)	0.67%	7.37%	-0.21%	2.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Long-Term Bond	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)	0.81%	5.98%	-3.67%	2.55%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Growth	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)	1.13%	13.50%	2.03%	9.84%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class	0.32%	6.84%	-0.72%	1.62%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.91%	9.76%	11.08%	12.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class	0.29%	16.77%	12.82%	13.96%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	Nuveen Large Cap Growth Index Fund - Retirement Class	0.29%	18.21%	14.98%	17.77%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Value	Nuveen Large Cap Value Index Fund - Retirement Class	0.30%	15.55%	11.00%	10.21%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	11.06%	8.44%	8.52%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Natural Resources	PGIM Jennison Natural Resources Fund - Class A	1.26%	38.59%	16.70%	11.04%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.95%	7.74%	1.00%	2.98%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Administrative Class	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.87%	8.96%	-0.03%	2.21%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Small Growth	Royce Smaller-Companies Growth Fund - Service Class*	1.49%	19.34%	4.39%	10.22%
	Adviser: Royce & Associates, LP
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	State Street S&P 500 Index Fund - Class N* (Formerly SSgA S&P 500 Index Fund)	0.16%	17.68%	14.26%	14.67%
	Adviser: SSIM Funds Management Inc
	Subadviser: N/A
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A	1.03%	16.80%	6.69%	6.30%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Moderately Conservative Allocation	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	10.75%	4.76%	6.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R4	1.05%	11.03%	3.69%	5.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	8.92%	3.79%	5.62%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	4.23%	9.47%	8.32%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Blend	Timothy Plan Large/Mid Cap Value Fund - Class A*	1.41%	4.73%	8.18%	9.46%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund - Class A	1.05%	23.44%	16.52%	13.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)	1.28%	11.84%	7.00%	9.26%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Growth	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)	0.99%	13.98%	11.69%	14.07%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)	1.37%	N/A	12.43%	11.37%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	11.77%	8.66%	9.34%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	41.87%	6.22%	5.65%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-5244

Variable Option [Line Items]
Prospectuses Available [Text Block]
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond-USD Hedged	AB Global Bond Fund - Class A*	0.78%	4.96%	-0.05%	1.98%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A*	1.45%	13.68%	5.51%	6.25%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund High Yield Bond	AB High Income Fund - Class A	0.86%	8.04%	4.42%	5.45%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Value	AB International Value Fund - Class A*	1.18%	41.97%	11.05%	6.66%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	American Century Investments® Ginnie Mae Fund - A Class	0.80%	7.14%	-0.58%	0.82%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	American Century Investments® Heritage Fund - A Class	1.25%	6.40%	4.84%	11.16%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	American Century Investments® Small Cap Value Fund - A Class	1.33%	-3.57%	6.77%	8.67%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Blend	American Century Investments® Small Company Fund - A Class	1.10%	12.68%	6.09%	7.54%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Century Investments® Ultra® Fund - A Class* (Closed to Contracts issued on or about 6/13/2008)	1.12%	12.34%	11.43%	16.84%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Global Large-Stock Blend	American Funds® Capital World Growth and Income Fund® - Class R-3	1.06%	24.33%	9.91%	10.52%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)	1.12%	28.35%	3.91%	7.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Diversified Emerging Mkts	American Funds® New World Fund® - Class R-3	1.22%	27.76%	4.93%	9.20%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds® The Growth Fund of America® - Class R-3	0.93%	19.52%	11.44%	14.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Ariel Appreciation Fund - Investor Class	1.15%	11.11%	7.57%	7.95%
	Adviser: Ariel Investments, LLC
	Subadviser: N/A
US Fund Small Value	Ariel Fund - Investor Class	1.01%	14.15%	9.36%	9.51%
	Adviser: Ariel Investments, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class	1.18%	1.72%	6.61%	7.87%
	Adviser: Artisan Partners Limited Partnership
	Subadviser: N/A
US Fund Large Growth	Ave Maria Growth Fund	0.91%	8.26%	8.46%	13.06%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.90%	-0.39%	8.90%	10.31%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.93%	2.82%	11.02%	10.44%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Small Growth	Baron Small Cap Fund® - Retail Shares	1.32%	-0.89%	2.51%	10.71%
	Adviser: BAMCO Inc
	Subadviser: N/A
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares*	0.59%	13.60%	6.28%	8.36%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares*	0.59%	16.88%	8.84%	10.26%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares*	0.59%	20.05%	10.38%	11.23%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Institutional Shares*	0.59%	21.02%	10.73%	11.94%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 Fund - Institutional Shares*	0.59%	20.98%	14.92%	14.92%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares*	0.59%	12.01%	4.40%	6.43%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	18.22%	10.01%	12.91%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	22.81%	3.24%	8.50%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.91%	6.95%	7.75%	12.78%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	7.98%	11.21%	12.42%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A	1.20%	3.24%	-1.50%	8.65%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Value	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust)	1.11%	10.34%	12.59%	11.07%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	CRM Mid Cap Value Fund - Investor Shares	1.22%	8.88%	8.06%	10.04%
	Adviser: Cramer Rosenthal McGlynn LLC
	Subadviser: N/A
US Fund Large Value	Davis New York Venture Fund - Class A	0.91%	26.88%	12.46%	12.08%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Domini Impact Equity Fund℠ - Investor Shares	1.04%	11.63%	9.51%	12.20%
	Adviser: Domini Impact Investments LLC
	Subadviser: SSIM Funds Management Inc
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	-5.88%	6.11%	10.06%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class	0.58%	30.92%	8.38%	7.73%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Global Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	0.99%	13.79%	7.01%	8.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class	0.54%	6.94%	8.49%	10.10%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited
US Fund Small Blend	Empower S&P Small Cap 600® Index Fund - Investor Class*	0.56%	5.55%	6.70%	9.24%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)	1.14%	6.80%	8.96%	8.37%
	Adviser: Federated MDTA LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M (also known as Fidelity® Real Estate Investment Portfolio - Class M)	1.18%	1.96%	4.75%	4.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.20%	16.57%	10.71%	8.04%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)	0.97%	1.40%	7.50%	9.09%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A*	1.10%	9.35%	4.99%	4.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.98%	8.17%	3.18%	5.04%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	9.25%	9.68%	9.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	7.95%	-0.42%	1.25%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	12.14%	8.20%	8.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008)	0.60%	14.32%	12.07%	13.46%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	9.79%	3.21%	8.85%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.77%	30.41%	6.86%	8.14%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.65%	6.83%	1.27%	8.66%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Value	Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A (Formerly Hotchkis & Wiley Large Cap Value Fund)	1.18%	17.78%	13.42%	11.27%
	Adviser: Hotchkis & Wiley Capital Management LLC
	Subadviser: N/A
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A*	1.49%	18.48%	9.12%	5.93%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.80%	17.15%	15.24%	11.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A	1.30%	28.33%	-0.53%	6.00%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	15.43%	10.49%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A	1.14%	7.12%	-7.43%	5.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Blend	Invesco International Diversified Fund - Class A	1.31%	21.06%	1.11%	6.09%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.38%	-0.20%	3.20%	3.75%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.96%	17.40%	12.78%	11.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	13.83%	12.41%	17.98%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	12.21%	4.58%	6.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	13.98%	5.73%	7.53%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	15.20%	7.11%	8.58%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	16.30%	8.02%	9.33%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.12%	8.74%	9.79%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.67%	8.98%	9.90%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.64%	8.97%	9.91%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.63%	8.99%	10.11%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2065+	JPMorgan SmartRetirement® 2065 Fund - Class A*	0.84%	17.57%	14.93%	14.93%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	12.04%	4.13%	5.44%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Value	Keeley Gabelli Small Cap Dividend Fund - Class A* (Formerly Keeley Small Cap Dividend Value Fund)	1.29%	4.93%	9.39%	8.68%
	Adviser: Gabelli Funds LLC
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.00%	6.72%	7.20%	10.88%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class P	1.36%	0.40%	5.57%	7.58%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4	1.11%	16.42%	12.60%	15.72%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Large Value	MassMutual Diversified Value Fund - Class R4	1.05%	16.77%	13.15%	10.96%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R4	1.38%	14.99%	6.64%	10.38%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4*	1.11%	3.27%	3.37%	9.46%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4*	1.24%	25.46%	7.26%	7.69%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.33%	10.99%	3.83%	11.23%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4	1.10%	8.27%	7.91%	10.17%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.77%	6.73%	-0.92%	1.02%
	Adviser: MFS
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3* (Closed to Contracts issued on or about 5/1/2012)	1.02%	32.77%	7.21%	9.84%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Small/Mid Growth	MFS® International New Discovery Fund - Class A* (Closed to Contracts issued on or about 9/1/2016)	1.28%	9.90%	1.17%	5.33%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.21%	12.36%	-0.70%	10.22%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Blend	MM S&P 500® Index Fund - Class R4	0.64%	17.06%	13.68%	14.10%
	Adviser: MML Investment Advisers, LLC
	Subadviser: BlackRock Investment Management, LLC
US Fund Intermediate Core Bond	MML Barings Core Bond Fund - Class R4* (Formerly MassMutual Core Bond Fund)	0.78%	7.73%	0.01%	2.26%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)	0.91%	5.42%	1.99%	2.21%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Large Blend	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.05%	17.16%	13.68%	13.26%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Large Blend	Neuberger Quality Equity Fund - Trust Class (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.04%	17.18%	13.68%	13.28%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Event Driven	NexPoint Merger Arbitrage Fund - Class A* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	2.25%	5.96%	4.52%	5.52%
	Adviser: NexPoint Asset Management, L.P.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)	0.67%	7.37%	-0.21%	2.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Long-Term Bond	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)	0.81%	5.98%	-3.67%	2.55%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Growth	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)	1.13%	13.50%	2.03%	9.84%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class	0.32%	6.84%	-0.72%	1.62%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.91%	9.76%	11.08%	12.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class	0.29%	16.77%	12.82%	13.96%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	Nuveen Large Cap Growth Index Fund - Retirement Class	0.29%	18.21%	14.98%	17.77%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Value	Nuveen Large Cap Value Index Fund - Retirement Class	0.30%	15.55%	11.00%	10.21%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	11.06%	8.44%	8.52%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Natural Resources	PGIM Jennison Natural Resources Fund - Class A	1.26%	38.59%	16.70%	11.04%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.95%	7.74%	1.00%	2.98%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Administrative Class	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.87%	8.96%	-0.03%	2.21%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Small Growth	Royce Smaller-Companies Growth Fund - Service Class*	1.49%	19.34%	4.39%	10.22%
	Adviser: Royce & Associates, LP
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	State Street S&P 500 Index Fund - Class N* (Formerly SSgA S&P 500 Index Fund)	0.16%	17.68%	14.26%	14.67%
	Adviser: SSIM Funds Management Inc
	Subadviser: N/A
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A	1.03%	16.80%	6.69%	6.30%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Moderately Conservative Allocation	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	10.75%	4.76%	6.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R4	1.05%	11.03%	3.69%	5.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	8.92%	3.79%	5.62%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	4.23%	9.47%	8.32%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Blend	Timothy Plan Large/Mid Cap Value Fund - Class A*	1.41%	4.73%	8.18%	9.46%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund - Class A	1.05%	23.44%	16.52%	13.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)	1.28%	11.84%	7.00%	9.26%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Growth	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)	0.99%	13.98%	11.69%	14.07%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)	1.37%	N/A	12.43%	11.37%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	11.77%	8.66%	9.34%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	41.87%	6.22%	5.65%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055034 [Member] | C000008596 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	12.14%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	8.97%
C000055034 [Member] | C000008636 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	12.68%
Average Annual Total Returns, 10 Years [Percent]	12.48%
C000055034 [Member] | C000008630 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	2.75%
C000055034 [Member] | C000084424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	14.73%
C000055034 [Member] | C000084366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000055034 [Member] | C000162988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	American Century Investments® U.S. Government Money Market Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.68%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000055034 [Member] | C000024480 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds® Capital World Growth and Income Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	24.33%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	10.52%
C000055034 [Member] | C000025067 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds® The Growth Fund of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	11.44%
Average Annual Total Returns, 10 Years [Percent]	14.77%
C000055034 [Member] | C000001637 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Baron Small Cap Fund® - Retail Shares
Portfolio Company Adviser [Text Block]	Adviser: BAMCO Inc
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	(0.89%)
Average Annual Total Returns, 5 Years [Percent]	2.51%
Average Annual Total Returns, 10 Years [Percent]	10.71%
C000055034 [Member] | C000000115 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	10.19%
C000055034 [Member] | C000000296 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.28%
C000055034 [Member] | C000023762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	12.78%
C000055034 [Member] | C000009516 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Subadviser: Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	26.88%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000055034 [Member] | C000008612 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	30.41%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	8.14%
C000055034 [Member] | C000000616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Limited
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(0.20%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.75%
C000055034 [Member] | C000080997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Keeley Gabelli Small Cap Dividend Fund - Class A* (Formerly Keeley Small Cap Dividend Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Gabelli Funds LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	4.93%
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	8.68%
C000055034 [Member] | C000002018 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: MFS
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	1.02%
C000055034 [Member] | C000026608 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.74%
Average Annual Total Returns, 5 Years [Percent]	1.00%
Average Annual Total Returns, 10 Years [Percent]	2.98%
C000055034 [Member] | C000026645 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	8.96%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000055034 [Member] | C000144972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	9.26%
C000055034 [Member] | C000002358 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]
Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)

Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 5 Years [Percent]	12.43%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000055034 [Member] | C000021611 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	41.87%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	5.65%
C000055034 [Member] | C000028113 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	4.96%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	1.98%
C000055034 [Member] | C000027601 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.04%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	5.45%
C000055034 [Member] | C000016431 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	American Century Investments® Ginnie Mae Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
C000055034 [Member] | C000016485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Investments® Small Company Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	7.54%
C000055034 [Member] | C000026378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds® New World Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	27.76%
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	9.20%
C000055034 [Member] | C000004204 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	8.26%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	13.06%
C000055034 [Member] | C000004205 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(0.39%)
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000055034 [Member] | C000004203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	10.44%
C000055034 [Member] | C000043702 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	18.22%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	12.91%
C000055034 [Member] | C000011378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	22.81%
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000055034 [Member] | C000046514 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.98%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	12.42%
C000055034 [Member] | C000046565 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	3.24%
Average Annual Total Returns, 5 Years [Percent]	(1.50%)
Average Annual Total Returns, 10 Years [Percent]	8.65%
C000055034 [Member] | C000009466 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund℠ - Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: SSIM Funds Management Inc
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.63%
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	12.20%
C000055034 [Member] | C000014179 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(5.88%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	10.06%
C000055034 [Member] | C000095750 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	30.92%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	7.73%
C000055034 [Member] | C000069828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000055034 [Member] | C000095752 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Investment Managers Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000055034 [Member] | C000069818 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P Small Cap 600® Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Investment Managers Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	5.55%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	9.24%
C000055034 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	8.37%
C000055034 [Member] | C000270424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M (also known as Fidelity® Real Estate Investment Portfolio - Class M)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	1.96%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	4.33%
C000055034 [Member] | C000021377 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000055034 [Member] | C000057076 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	9.35%
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	4.68%
C000055034 [Member] | C000025485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	9.68%
C000055034 [Member] | C000008634 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	14.32%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	13.46%
C000055034 [Member] | C000175600 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	9.79%
Average Annual Total Returns, 5 Years [Percent]	3.21%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000055034 [Member] | C000092474 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	18.48%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	5.93%
C000055034 [Member] | C000000366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	8.64%
C000055034 [Member] | C000209214 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	7.12%
Average Annual Total Returns, 5 Years [Percent]	(7.43%)
Average Annual Total Returns, 10 Years [Percent]	5.30%
C000055034 [Member] | C000209335 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	21.06%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	6.09%
C000055034 [Member] | C000209276 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.40%
Average Annual Total Returns, 5 Years [Percent]	12.78%
Average Annual Total Returns, 10 Years [Percent]	11.82%
C000055034 [Member] | C000010798 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	17.98%
C000055034 [Member] | C000050048 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.21%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	6.55%
C000055034 [Member] | C000032449 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	7.53%
C000055034 [Member] | C000050052 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	8.58%
C000055034 [Member] | C000032453 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	9.33%
C000055034 [Member] | C000050059 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	8.74%
Average Annual Total Returns, 10 Years [Percent]	9.79%
C000055034 [Member] | C000050060 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.67%
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]	9.90%
C000055034 [Member] | C000172118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.63%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	10.11%
C000055034 [Member] | C000032433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.04%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	5.44%
C000055034 [Member] | C000012579 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Adviser: Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	10.88%
C000055034 [Member] | C000140352 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	15.72%
C000055034 [Member] | C000140384 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.77%
Average Annual Total Returns, 5 Years [Percent]	13.15%
Average Annual Total Returns, 10 Years [Percent]	10.96%
C000055034 [Member] | C000137068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund World Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	10.38%
C000055034 [Member] | C000140357 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	3.27%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	9.46%
C000055034 [Member] | C000140360 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	25.46%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000055034 [Member] | C000140361 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	11.23%
C000055034 [Member] | C000137078 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.17%
C000055034 [Member] | C000002222 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 5 Years [Percent]	(0.70%)
Average Annual Total Returns, 10 Years [Percent]	10.22%
C000055034 [Member] | C000010191 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock Investment Management, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	14.10%
C000055034 [Member] | C000137083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	MML Barings Core Bond Fund - Class R4* (Formerly MassMutual Core Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.73%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	2.26%
C000055034 [Member] | C000137077 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000055034 [Member] | C000077156 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)
Portfolio Company Adviser [Text Block]	Adviser: Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	13.26%
C000055034 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.59%
C000055034 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	(3.67%)
Average Annual Total Returns, 10 Years [Percent]	2.55%
C000055034 [Member] | C000017272 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.50%
Average Annual Total Returns, 5 Years [Percent]	2.03%
Average Annual Total Returns, 10 Years [Percent]	9.84%
C000055034 [Member] | C000079524 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Nuveen Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	6.84%
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	1.62%
C000055034 [Member] | C000023379 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	12.02%
C000055034 [Member] | C000033987 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.77%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	13.96%
C000055034 [Member] | C000001720 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	35.74%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000055034 [Member] | C000014661 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Nuveen Large Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	14.98%
Average Annual Total Returns, 10 Years [Percent]	17.77%
C000055034 [Member] | C000014663 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Nuveen Large Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	11.00%
Average Annual Total Returns, 10 Years [Percent]	10.21%
C000055034 [Member] | C000007558 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Harris Associates L.P.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	8.52%
C000055034 [Member] | C000012400 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	38.59%
Average Annual Total Returns, 5 Years [Percent]	16.70%
Average Annual Total Returns, 10 Years [Percent]	11.04%
C000055034 [Member] | C000026659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Administrative Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	1.94%
C000055034 [Member] | C000089748 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.60%
C000055034 [Member] | C000040997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	5.05%
C000055034 [Member] | C000040943 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000055034 [Member] | C000089743 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	4.23%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	8.32%
C000055034 [Member] | C000012333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Subadviser: Westwood Management Corp
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	4.73%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	9.46%
C000055034 [Member] | C000256497 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	11.69%
Average Annual Total Returns, 10 Years [Percent]	14.07%
C000055034 [Member] | C000181155 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	9.34%
C000055034 [Member] | C000027567 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Tactical Allocation
Portfolio Company Name [Text Block]	AB Global Risk Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	13.68%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	6.25%
C000055034 [Member] | C000028762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	41.97%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	6.66%
C000055034 [Member] | C000017107 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	American Century Investments® Heritage Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	11.16%
C000055034 [Member] | C000015886 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Investments® Small Cap Value Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(3.57%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	8.67%
C000055034 [Member] | C000017061 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Investments® Ultra® Fund - A Class* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	11.43%
Average Annual Total Returns, 10 Years [Percent]	16.84%
C000055034 [Member] | C000026331 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	28.35%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000055034 [Member] | C000013707 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Ariel Appreciation Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Ariel Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000055034 [Member] | C000013706 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Ariel Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Ariel Investments, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	9.51%
C000055034 [Member] | C000017766 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Artisan Mid Cap Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Artisan Partners Limited Partnership
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	1.72%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000055034 [Member] | C000011998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.60%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	8.36%
C000055034 [Member] | C000012000 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	16.88%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	10.26%
C000055034 [Member] | C000063261 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	10.38%
Average Annual Total Returns, 10 Years [Percent]	11.23%
C000055034 [Member] | C000213846 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2065 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	21.02%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	11.94%
C000055034 [Member] | C000251825 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2070 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	20.98%
Average Annual Total Returns, 5 Years [Percent]	14.92%
Average Annual Total Returns, 10 Years [Percent]	14.92%
C000055034 [Member] | C000012002 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	6.43%
C000055034 [Member] | C000110729 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.07%
C000055034 [Member] | C000003539 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	CRM Mid Cap Value Fund - Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: Cramer Rosenthal McGlynn LLC
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	8.88%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	10.04%
C000055034 [Member] | C000020203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	9.09%
C000055034 [Member] | C000025422 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.17%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	5.04%
C000055034 [Member] | C000025402 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Mortgages Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
C000055034 [Member] | C000011523 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000055034 [Member] | C000017127 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A (Formerly Hotchkis & Wiley Large Cap Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Hotchkis & Wiley Capital Management LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	13.42%
Average Annual Total Returns, 10 Years [Percent]	11.27%
C000055034 [Member] | C000084479 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	17.15%
Average Annual Total Returns, 5 Years [Percent]	15.24%
Average Annual Total Returns, 10 Years [Percent]	11.90%
C000055034 [Member] | C000209615 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Ltd
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	28.33%
Average Annual Total Returns, 5 Years [Percent]	(0.53%)
Average Annual Total Returns, 10 Years [Percent]	6.00%
C000055034 [Member] | C000109814 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	9.91%
C000055034 [Member] | C000238569 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2065 Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	14.93%
C000055034 [Member] | C000019542 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class P
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	0.40%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.58%
C000055034 [Member] | C000071436 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3* (Closed to Contracts issued on or about 5/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	32.77%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	9.84%
C000055034 [Member] | C000006520 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Growth
Portfolio Company Name [Text Block]	MFS® International New Discovery Fund - Class A* (Closed to Contracts issued on or about 9/1/2016)
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	9.90%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	5.33%
C000055034 [Member] | C000021350 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Quality Equity Fund - Trust Class (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)
Portfolio Company Adviser [Text Block]	Adviser: Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	13.28%
C000055034 [Member] | C000171609 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Event Driven
Portfolio Company Name [Text Block]	NexPoint Merger Arbitrage Fund - Class A* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: NexPoint Asset Management, L.P.
Current Expenses [Percent]	2.25%
Average Annual Total Returns, 1 Year [Percent]	5.96%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	5.52%
C000055034 [Member] | C000026028 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Royce Smaller-Companies Growth Fund - Service Class*
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	19.34%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	10.22%
C000055034 [Member] | C000014159 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	State Street S&P 500 Index Fund - Class N* (Formerly SSgA S&P 500 Index Fund)
Portfolio Company Adviser [Text Block]	Adviser: SSIM Funds Management Inc
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	17.68%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	14.67%
C000055034 [Member] | C000023844 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	6.30%
C000055034 [Member] | C000002333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	23.44%
Average Annual Total Returns, 5 Years [Percent]	16.52%
Average Annual Total Returns, 10 Years [Percent]	13.69%
C000055034 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]
• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
• The deduction of advisory fees will reduce your death benefit.

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation Method of Benefit [Text Block]
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

C000055034 [Member] | Participant Loan [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	• Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

C000055034 [Member] | Systemic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
• Limited to Participants who have terminated their employment with the Employer;
• Duration of payments may not extend beyond the Participant’s life expectancy;
• A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systematic Withdrawal Option
C000055034 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000055034 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000055034 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

C000055034 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com

C000055034 [Member] | Risks Associated With Underlying Funds Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000055034 [Member] | Company's Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000055034 [Member] | Deduction Of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000055034 [Member] | Limitations On Surrenders And Withdrawals Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000055034 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
C000055034 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000055034 [Member] | Reservation Of Rights Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.

C000055034 [Member] | Cyber Security And Disruptions To Business Operations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

C000055030 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.35%
	Investment options (Fund fees and expenses)[2]	0.29%	2.21%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,406	Highest Annual Cost: $2,928
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early
Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.35%
	Investment options (Fund fees and expenses)[2]	0.29%	2.21%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,406	Highest Annual Cost: $2,928
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.35%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.29%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.21%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.35%
	Investment options (Fund fees and expenses)[2]	0.29%	2.21%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,406	Highest Annual Cost: $2,928
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,406
Highest Annual Cost [Dollars]	$ 2,928
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is this a Short-Term Investment?
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks
What Are the Risks Associated with the Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.

We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Changes to the Funds and Separate Account
Are There any Restrictions on Contract Benefits?
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts –Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers

Are There any Transfer Restrictions?
General Account values may be transferred to one or more Sub-Accounts within the Separate Accounts or, if applicable, to one or more sub-accounts within a separate account under a related contract, except that the Contract contains at least one of the following restrictions for transfers to and from the General Account option, depending on your individual Plan’s Contract. Please check your Plan materials to determine what type of restrictions your Plan’s Contract contains:
Frequency: We reserve the right to limit the number of transfers to no more than one per Valuation Day or twelve per Contract Year, with no two transfers being made on consecutive Valuation Days;
No Transfer to Competing Funds: You may not transfer account value directly from the General Account option to a competing fund in the Plan’s fund line-up. Competing funds are generally money market funds or other stable value funds as described under the Contract or related contract of your Plan;
Limits on Transfers to Competing Funds: Transfers of assets that were held in the General Account at any time during the preceding 90-day period to a competing fund are prohibited;
Limits on Transfers from Competing Funds: Transfers of assets presently held in a competing fund, or that were held in a competing fund during the preceding 90 days, to the General Account option are prohibited; or
Other Limits on Transfers from the General Account Option: We may limit the sum of any such transfers for a Participant’s Account in any Participant’s Contract Year to 1/6th of the General Account value of such Participant’s Account as of the end of the preceding Participant’s Contract Year.

General Account Option
TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution

Should I Exchange My Contract?
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Federal Tax Considerations

Investment Restrictions [Text Block]
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.

We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.

Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender your Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2025 that you may pay periodically during the time that you participate in the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – General Account Options and Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.29%	2.21%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$8,146	$13,711	$19,368	$38,127
1.05%	$7,951	$13,127	$18,395	$36,275
0.85%	$7,757	$12,540	$17,413	$34,386
0.75%	$7,659	$12,246	$16,919	$33,427
0.65%	$7,562	$11,951	$16,417	$32,458
0.50%	$7,416	$11,508	$15,661	$30,987
0.35%	$7,270	$11,063	$14,900	$29,493
0.15%	$7,075	$10,468	$13,878	$27,467
0.00%	$6,929	$10,020	$13,106	$25,921

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,577	$10,882	$18,395	$38,127
1.05%	$3,372	$10,279	$17,411	$36,275
0.85%	$3,167	$9,673	$16,418	$34,386
0.75%	$3,064	$9,369	$15,919	$33,427
0.65%	$2,962	$9,065	$15,418	$32,458
0.50%	$2,808	$8,607	$14,661	$30,987
0.35%	$2,654	$8,148	$13,900	$29,493
0.15%	$2,449	$7,534	$12,878	$27,467
0.00%	$2,295	$7,071	$12,106	$25,921

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,577	$10,882	$18,395	$38,127
1.05%	$3,372	$10,279	$17,411	$36,275
0.85%	$3,167	$9,673	$16,418	$34,386
0.75%	$3,064	$9,369	$15,919	$33,427
0.65%	$2,962	$9,065	$15,418	$32,458
0.50%	$2,808	$8,607	$14,661	$30,987
0.35%	$2,654	$8,148	$13,900	$29,493
0.15%	$2,449	$7,534	$12,878	$27,467
0.00%	$2,295	$7,071	$12,106	$25,921

Transaction Expenses [Table Text Block]
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Transfer Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Minimum [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 30
Other Annual Expense, Minimum [Dollars]	$ 0
Other Annual Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.29%	2.21%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	2.21%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$8,146	$13,711	$19,368	$38,127
1.05%	$7,951	$13,127	$18,395	$36,275
0.85%	$7,757	$12,540	$17,413	$34,386
0.75%	$7,659	$12,246	$16,919	$33,427
0.65%	$7,562	$11,951	$16,417	$32,458
0.50%	$7,416	$11,508	$15,661	$30,987
0.35%	$7,270	$11,063	$14,900	$29,493
0.15%	$7,075	$10,468	$13,878	$27,467
0.00%	$6,929	$10,020	$13,106	$25,921

Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,146
Surrender Expense, 1 Year, Minimum [Dollars]	6,929
Surrender Expense, 3 Years, Maximum [Dollars]	13,711
Surrender Expense, 3 Years, Minimum [Dollars]	10,020
Surrender Expense, 5 Years, Maximum [Dollars]	19,368
Surrender Expense, 5 Years, Minimum [Dollars]	13,106
Surrender Expense, 10 Years, Maximum [Dollars]	38,127
Surrender Expense, 10 Years, Minimum [Dollars]	$ 25,921
Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,577	$10,882	$18,395	$38,127
1.05%	$3,372	$10,279	$17,411	$36,275
0.85%	$3,167	$9,673	$16,418	$34,386
0.75%	$3,064	$9,369	$15,919	$33,427
0.65%	$2,962	$9,065	$15,418	$32,458
0.50%	$2,808	$8,607	$14,661	$30,987
0.35%	$2,654	$8,148	$13,900	$29,493
0.15%	$2,449	$7,534	$12,878	$27,467
0.00%	$2,295	$7,071	$12,106	$25,921

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,577
Annuitized Expense, 1 Year, Minimum [Dollars]	2,295
Annuitized Expense, 3 Years, Maximum [Dollars]	10,882
Annuitized Expense, 3 Years, Minimum [Dollars]	7,071
Annuitized Expense, 5 Years, Maximum [Dollars]	18,395
Annuitized Expense, 5 Years, Minimum [Dollars]	12,106
Annuitized Expense, 10 Years, Maximum [Dollars]	38,127
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 25,921
No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,577	$10,882	$18,395	$38,127
1.05%	$3,372	$10,279	$17,411	$36,275
0.85%	$3,167	$9,673	$16,418	$34,386
0.75%	$3,064	$9,369	$15,919	$33,427
0.65%	$2,962	$9,065	$15,418	$32,458
0.50%	$2,808	$8,607	$14,661	$30,987
0.35%	$2,654	$8,148	$13,900	$29,493
0.15%	$2,449	$7,534	$12,878	$27,467
0.00%	$2,295	$7,071	$12,106	$25,921

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,577
No Surrender Expense, 1 Year, Minimum [Dollars]	2,295
No Surrender Expense, 3 Years, Maximum [Dollars]	10,882
No Surrender Expense, 3 Years, Minimum [Dollars]	7,071
No Surrender Expense, 5 Years, Maximum [Dollars]	18,395
No Surrender Expense, 5 Years, Minimum [Dollars]	12,106
No Surrender Expense, 10 Years, Maximum [Dollars]	38,127
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 25,921
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either
deducted via
Method 1 (daily deduction as a
percentage of net asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the average daily
assets of Sub-
Accounts during calendar quarter), depending on
which method is selected by your Employer)

•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Benefits Available [Table Text Block]

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either
deducted via
Method 1 (daily deduction as a
percentage of net asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the average daily
assets of Sub-
Accounts during calendar quarter), depending on
which method is selected by your Employer)

•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – General Account Options and Underlying Funds
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A*	1.08%	2.54%	8.24%	8.11%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Value	AB Large Cap Value Fund - Class A (Formerly AB Value Fund)	0.89%	16.73%	13.56%	9.33%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I	1.39%	4.89%	-5.27%	8.43%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Funds® AMCAP Fund® - Class R-3	0.97%	17.38%	10.12%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	American Funds® American Balanced Fund® - Class R-3	0.89%	18.08%	9.21%	9.43%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds® American Mutual Fund® - Class R-3	0.91%	15.74%	11.38%	10.94%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	American Funds® Capital Income Builder® - Class R-3	0.91%	19.97%	8.73%	7.47%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)	1.12%	28.35%	3.91%	7.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® Fundamental Investors® - Class R-3	0.93%	23.85%	14.08%	13.70%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® New Perspective Fund® - Class R-3	1.05%	20.85%	8.66%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Small/Mid Stock	American Funds® SMALLCAP World Fund® - Class R-3	1.30%	13.70%	1.12%	8.54%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	American Funds® The Bond Fund of America® - Class R-3	0.88%	6.83%	-0.66%	1.90%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Funds® The Growth Fund of America® - Class R-3	0.93%	19.52%	11.44%	14.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderate Allocation	American Funds® The Income Fund of America® - Class R-3	0.90%	17.37%	8.69%	8.26%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® The Investment Company of America® - Class R-3	0.91%	20.08%	14.97%	13.69%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® The New Economy Fund® - Class R-3	1.05%	30.67%	10.15%	13.48%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds® Washington Mutual Investors Fund - Class R-3	0.91%	16.76%	13.57%	12.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	Ave Maria Growth Fund	0.91%	8.26%	8.46%	13.06%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.90%	-0.39%	8.90%	10.31%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.93%	2.82%	11.02%	10.44%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	15.04%	7.21%	9.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	18.13%	9.63%	10.62%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*	0.84%	19.79%	10.11%	10.95%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	20.58%	10.43%	11.14%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*	0.84%	20.79%	10.48%	10.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares*	0.84%	20.74%	10.46%	11.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	20.73%	14.67%	14.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares	0.39%	17.42%	14.00%	14.34%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	6.66%	-0.82%	1.56%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	17.28%	13.86%	14.24%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	18.22%	10.01%	12.91%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	22.81%	3.24%	8.50%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Calvert Income Fund - Class A*	0.92%	8.89%	1.19%	3.66%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Mid-Cap Growth	ClearBridge Growth Fund - Class FI	1.13%	13.36%	4.76%	7.61%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI	1.24%	9.18%	-0.37%	9.28%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Value	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust)	1.11%	10.34%	12.59%	11.07%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Value	Columbia Intrinsic Value Fund - Institutional Class (Effective 9/1/2025, the Columbia Large Cap Value Fund was renamed to Columbia Intrinsic Value Fund) (Closed to Contracts issued on or about 12/31/2010)	0.72%	19.91%	12.42%	11.44%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A	1.13%	13.62%	11.06%	10.19%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.88%	13.84%	11.32%	10.47%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Select Small Cap Value Fund - Institutional Class*	0.97%	5.76%	8.43%	8.05%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Global Technology Fund - Class A*	1.25%	35.08%	18.63%	22.46%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Value	Davis Opportunity Fund - Class A	0.94%	22.02%	12.52%	12.09%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	-5.88%	6.11%	10.06%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Government Mortgage-Backed Bond	Federated Hermes Fund for U.S. Government Securities - Class A*	0.97%	7.65%	-0.61%	0.94%
	Adviser: Federated Investment Management Company
	Subadviser: N/A
US Fund Global Moderate Allocation	Federated Hermes Global Allocation Fund - Class A*	1.15%	16.61%	5.37%	6.65%
	Adviser: Federated Global Investment Management Corp
	Subadviser: Federated Investment Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Federated Hermes International Leaders Fund - Class A*	1.09%	36.91%	8.55%	8.04%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R*	1.96%	11.50%	1.25%	9.51%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A*	1.15%	9.54%	11.34%	14.65%
	Adviser: Federated MDTA LLC
	Subadviser: N/A
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)	1.14%	6.80%	8.96%	8.37%
	Adviser: Federated MDTA LLC
	Subadviser: N/A
US Fund Large Value	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.)	1.12%	14.47%	9.40%	8.54%
	Adviser: Federated Equity Management Company Of Pennsylvania
	Subadviser: N/A
US Fund High Yield Bond	Federated Hermes Sustainable High Yield Bond Fund, Inc. - Class A*	0.90%	8.00%	3.56%	5.47%
	Adviser: Federated Investment Management Company
	Subadviser: Hermes Investment Management Ltd
US Fund Intermediate Core-Plus Bond	Federated Hermes Total Return Bond Fund - Class A*	0.94%	6.71%	-0.37%	2.25%
	Adviser: Federated Investment Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M	1.23%	19.67%	12.65%	12.66%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Large Blend	Fidelity Advisor® Stock Selector Fund - Class M (Effective 1/1/2025, the Fidelity Advisor® Stock Selector All Cap Fund was renamed to Fidelity Advisor® Stock Selector Fund)	1.04%	18.24%	11.77%	13.39%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A	0.83%	6.00%	3.19%	4.91%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Formerly Franklin Strategic Income Fund)	0.72%	3.16%	1.04%	2.70%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A	0.83%	11.33%	7.77%	9.19%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund High Yield Bond	Franklin High Income Fund - Class A1*	0.74%	4.72%	4.18%	6.30%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Franklin Income Fund - Class A1	0.61%	8.12%	6.94%	7.20%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A	0.82%	8.68%	5.55%	7.10%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Beacon Fund - Class A	1.01%	18.38%	8.51%	8.93%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.20%	16.57%	10.71%	8.04%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Franklin U.S. Government Securities Fund - Class A1*	0.75%	3.11%	-1.07%	0.50%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	George Putnam Balanced Fund - Class A	0.91%	13.99%	8.85%	10.16%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Intermediate Core Bond	Goldman Sachs Core Fixed Income Fund - Class A*	0.71%	7.35%	-0.72%	1.94%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Goldman Sachs Equity Income Fund - Class A*	0.99%	12.69%	10.45%	9.57%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.98%	8.17%	3.18%	5.04%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Goldman Sachs Income Builder Fund - Class A*	0.81%	11.47%	6.01%	6.98%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Foreign Large Blend	Goldman Sachs International Equity ESG Fund - Class A*	1.16%	25.48%	6.83%	8.54%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)	1.00%	15.69%	12.21%	14.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*	1.00%	10.43%	10.93%	9.30%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A*	1.15%	7.05%	4.53%	11.37%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	9.25%	9.68%	9.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Class A*	1.26%	10.38%	7.16%	7.69%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Growth	Goldman Sachs Strategic Growth Fund - Class A* (On 11/17/2025, the Board of Goldman Sachs Strategic Growth Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)	1.03%	N/A	13.54%	16.72%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Goldman Sachs U.S. Equity Insights Fund - Class A*	0.92%	15.11%	13.55%	13.52%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	7.95%	-0.42%	1.25%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.91%	11.86%	7.93%	8.70%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)	0.85%	14.01%	11.78%	13.18%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.91%	17.19%	12.41%	12.20%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.02%	30.06%	6.60%	7.86%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	0.15%	6.41%	7.43%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	Hartford Moderately Aggressive Allocation Fund - Class R5 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	17.66%	8.44%	9.25%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	12.68%	0.45%	10.27%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Stock HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.76%	7.69%	8.17%	10.70%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Closed to Contracts issued on or about 6/1/2010)	0.77%	7.04%	-0.29%	2.49%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.80%	17.15%	15.24%	11.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A	1.04%	4.78%	3.77%	11.08%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	15.43%	10.49%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Invesco Global Core Equity Fund - Class A	1.27%	15.25%	8.03%	8.69%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A*	1.05%	12.79%	1.55%	2.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Growth and Income Fund - Class A	0.78%	15.47%	12.82%	10.74%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.07%	16.86%	0.15%	2.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Blend	Invesco International Diversified Fund - Class A	1.31%	21.06%	1.11%	6.09%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Main Street Fund® - Class A	0.79%	15.93%	12.44%	12.50%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A	1.04%	8.92%	8.99%	9.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Invesco Quality Income Fund - Class A	0.89%	8.23%	-0.22%	1.44%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.38%	-0.20%	3.20%	3.75%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.96%	17.40%	12.78%	11.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A	1.16%	5.69%	-0.89%	8.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S	1.16%	7.22%	7.19%	12.24%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	13.83%	12.41%	17.98%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.00%	6.72%	7.20%	10.88%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Large Value	Lord Abbett Affiliated Fund - Class P	0.89%	15.50%	11.16%	10.16%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Multisector Bond	Lord Abbett Bond-Debenture Fund - Class P	1.15%	8.22%	1.96%	4.64%
	Adviser: Lord Abbett
	Subadviser: N/A
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class P	1.14%	14.11%	-1.41%	10.86%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class P	1.09%	15.89%	12.21%	12.89%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class P	1.13%	16.92%	13.05%	10.69%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class P*	1.16%	13.07%	3.15%	10.26%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class P	0.91%	6.95%	-0.18%	1.99%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class P	1.36%	0.40%	5.57%	7.58%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.77%	6.73%	-0.92%	1.02%
	Adviser: MFS
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*	0.99%	22.34%	5.55%	7.45%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class R3*	0.79%	12.86%	9.80%	9.94%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A	1.22%	12.08%	4.37%	13.84%
	Adviser: Morgan Stanley Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.05%	17.16%	13.68%	13.26%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)	0.67%	7.37%	-0.21%	2.59%
	Adviser: Delaware Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund) (Closed to Contracts issued on or about 6/1/2014)	0.81%	5.98%	-3.67%	2.55%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Technology	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund)	1.17%	33.80%	14.04%	17.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class	0.32%	6.84%	-0.72%	1.62%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.91%	9.76%	11.08%	12.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class	0.29%	16.77%	12.82%	13.96%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Growth	Nuveen Large Cap Growth Index Fund - Retirement Class	0.29%	18.21%	14.98%	17.77%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Value	Nuveen Large Cap Value Index Fund - Retirement Class	0.30%	15.55%	11.00%	10.21%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Natural Resources	PGIM Jennison Natural Resources Fund - Class A	1.26%	38.59%	16.70%	11.04%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Administrative Class	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Large Blend	Putnam Core Equity Fund - Class A	0.95%	17.02%	15.58%	15.21%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund High Yield Bond	Putnam High Yield Fund - Class A	1.03%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A	1.16%	37.22%	9.31%	8.06%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Foreign Small/Mid Blend	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)	1.48%	30.14%	7.52%	8.14%
	Adviser: Putnam Investment Management, LLC
	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Growth	Putnam Large Cap Growth Fund - Class A	0.93%	14.25%	13.38%	17.55%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Putnam Large Cap Value Fund - Class A	0.85%	20.05%	15.17%	13.16%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A	0.88%	10.88%	10.38%	14.69%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Blend	Putnam U.S. Research Fund - Class A* (Formerly Putnam Research Fund)	0.88%	18.03%	14.54%	15.05%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;The Putnam Advisory Company LLC;Franklin Templeton Investment Management Limited;
US Fund Large Value	T. Rowe Price Equity Income Fund - R Class	1.25%	13.97%	10.69%	10.04%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Large Growth	T. Rowe Price Growth Stock Fund - R Class	1.17%	15.04%	8.79%	13.56%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class	0.99%	11.19%	4.46%	6.15%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	0.99%	11.49%	4.78%	6.62%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class	1.01%	11.99%	5.09%	7.16%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.03%	12.40%	5.49%	7.76%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class	1.05%	13.78%	6.25%	8.49%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.08%	15.56%	7.14%	9.22%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class	1.09%	16.82%	7.89%	9.84%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.10%	17.93%	8.50%	10.27%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class	1.12%	18.24%	8.69%	10.36%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.13%	18.32%	8.69%	10.35%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.14%	18.41%	8.69%	10.35%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	T. Rowe Price Retirement 2065 Fund - R Class	1.14%	18.34%	8.85%	11.99%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class	0.99%	10.63%	4.21%	5.76%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	21.29%	7.52%	5.98%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Class A*	1.02%	12.40%	-2.02%	-0.45%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A	1.03%	16.80%	6.69%	6.30%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.81%	10.65%	8.68%	11.27%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.75%	11.35%	4.01%	5.36%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	8.92%	3.79%	5.62%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.42%	7.24%	-0.05%	2.68%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Mid-Cap Blend	Timothy Plan Large/Mid Cap Value Fund - Class A*	1.41%	4.73%	8.18%	9.46%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Large Growth	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)	0.99%	13.98%	11.69%	14.07%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Value	Victory Pioneer Global Equity Fund - Class A* (Formerly Pioneer Global Sustainable Equity Fund)	1.10%	41.08%	15.41%	12.75%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Pioneer Mid Cap Value Fund - Class A (Formerly Pioneer Mid Cap Value Fund)	1.11%	10.74%	10.85%	8.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Pioneer Select Mid Cap Growth Fund - Class A* (Formerly Pioneer Select Mid Cap Growth Fund) (Closed to Contracts issued on or about 9/1/2009)	0.99%	20.41%	5.60%	11.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Multisector Bond	Victory Pioneer Strategic Income Fund - Class A* (Formerly Pioneer Strategic Income Fund)	1.07%	10.27%	1.99%	3.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A	1.23%	1.41%	6.66%	9.19%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A	1.03%	8.22%	8.46%	8.19%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A*	1.17%	1.07%	6.45%	5.83%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-5776

Variable Option [Line Items]
Prospectuses Available [Text Block]
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A*	1.08%	2.54%	8.24%	8.11%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Value	AB Large Cap Value Fund - Class A (Formerly AB Value Fund)	0.89%	16.73%	13.56%	9.33%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I	1.39%	4.89%	-5.27%	8.43%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Funds® AMCAP Fund® - Class R-3	0.97%	17.38%	10.12%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	American Funds® American Balanced Fund® - Class R-3	0.89%	18.08%	9.21%	9.43%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds® American Mutual Fund® - Class R-3	0.91%	15.74%	11.38%	10.94%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	American Funds® Capital Income Builder® - Class R-3	0.91%	19.97%	8.73%	7.47%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)	1.12%	28.35%	3.91%	7.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® Fundamental Investors® - Class R-3	0.93%	23.85%	14.08%	13.70%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® New Perspective Fund® - Class R-3	1.05%	20.85%	8.66%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Small/Mid Stock	American Funds® SMALLCAP World Fund® - Class R-3	1.30%	13.70%	1.12%	8.54%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	American Funds® The Bond Fund of America® - Class R-3	0.88%	6.83%	-0.66%	1.90%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Funds® The Growth Fund of America® - Class R-3	0.93%	19.52%	11.44%	14.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderate Allocation	American Funds® The Income Fund of America® - Class R-3	0.90%	17.37%	8.69%	8.26%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® The Investment Company of America® - Class R-3	0.91%	20.08%	14.97%	13.69%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® The New Economy Fund® - Class R-3	1.05%	30.67%	10.15%	13.48%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds® Washington Mutual Investors Fund - Class R-3	0.91%	16.76%	13.57%	12.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	Ave Maria Growth Fund	0.91%	8.26%	8.46%	13.06%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.90%	-0.39%	8.90%	10.31%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.93%	2.82%	11.02%	10.44%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	15.04%	7.21%	9.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	18.13%	9.63%	10.62%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*	0.84%	19.79%	10.11%	10.95%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	20.58%	10.43%	11.14%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*	0.84%	20.79%	10.48%	10.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares*	0.84%	20.74%	10.46%	11.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	20.73%	14.67%	14.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares	0.39%	17.42%	14.00%	14.34%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	6.66%	-0.82%	1.56%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	17.28%	13.86%	14.24%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	18.22%	10.01%	12.91%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	22.81%	3.24%	8.50%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Calvert Income Fund - Class A*	0.92%	8.89%	1.19%	3.66%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Mid-Cap Growth	ClearBridge Growth Fund - Class FI	1.13%	13.36%	4.76%	7.61%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI	1.24%	9.18%	-0.37%	9.28%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Value	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust)	1.11%	10.34%	12.59%	11.07%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Value	Columbia Intrinsic Value Fund - Institutional Class (Effective 9/1/2025, the Columbia Large Cap Value Fund was renamed to Columbia Intrinsic Value Fund) (Closed to Contracts issued on or about 12/31/2010)	0.72%	19.91%	12.42%	11.44%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A	1.13%	13.62%	11.06%	10.19%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.88%	13.84%	11.32%	10.47%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Select Small Cap Value Fund - Institutional Class*	0.97%	5.76%	8.43%	8.05%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Global Technology Fund - Class A*	1.25%	35.08%	18.63%	22.46%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Value	Davis Opportunity Fund - Class A	0.94%	22.02%	12.52%	12.09%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	-5.88%	6.11%	10.06%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Government Mortgage-Backed Bond	Federated Hermes Fund for U.S. Government Securities - Class A*	0.97%	7.65%	-0.61%	0.94%
	Adviser: Federated Investment Management Company
	Subadviser: N/A
US Fund Global Moderate Allocation	Federated Hermes Global Allocation Fund - Class A*	1.15%	16.61%	5.37%	6.65%
	Adviser: Federated Global Investment Management Corp
	Subadviser: Federated Investment Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Federated Hermes International Leaders Fund - Class A*	1.09%	36.91%	8.55%	8.04%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R*	1.96%	11.50%	1.25%	9.51%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A*	1.15%	9.54%	11.34%	14.65%
	Adviser: Federated MDTA LLC
	Subadviser: N/A
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)	1.14%	6.80%	8.96%	8.37%
	Adviser: Federated MDTA LLC
	Subadviser: N/A
US Fund Large Value	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.)	1.12%	14.47%	9.40%	8.54%
	Adviser: Federated Equity Management Company Of Pennsylvania
	Subadviser: N/A
US Fund High Yield Bond	Federated Hermes Sustainable High Yield Bond Fund, Inc. - Class A*	0.90%	8.00%	3.56%	5.47%
	Adviser: Federated Investment Management Company
	Subadviser: Hermes Investment Management Ltd
US Fund Intermediate Core-Plus Bond	Federated Hermes Total Return Bond Fund - Class A*	0.94%	6.71%	-0.37%	2.25%
	Adviser: Federated Investment Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M	1.23%	19.67%	12.65%	12.66%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Large Blend	Fidelity Advisor® Stock Selector Fund - Class M (Effective 1/1/2025, the Fidelity Advisor® Stock Selector All Cap Fund was renamed to Fidelity Advisor® Stock Selector Fund)	1.04%	18.24%	11.77%	13.39%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A	0.83%	6.00%	3.19%	4.91%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Formerly Franklin Strategic Income Fund)	0.72%	3.16%	1.04%	2.70%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A	0.83%	11.33%	7.77%	9.19%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund High Yield Bond	Franklin High Income Fund - Class A1*	0.74%	4.72%	4.18%	6.30%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Franklin Income Fund - Class A1	0.61%	8.12%	6.94%	7.20%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A	0.82%	8.68%	5.55%	7.10%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Beacon Fund - Class A	1.01%	18.38%	8.51%	8.93%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.20%	16.57%	10.71%	8.04%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Franklin U.S. Government Securities Fund - Class A1*	0.75%	3.11%	-1.07%	0.50%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	George Putnam Balanced Fund - Class A	0.91%	13.99%	8.85%	10.16%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Intermediate Core Bond	Goldman Sachs Core Fixed Income Fund - Class A*	0.71%	7.35%	-0.72%	1.94%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Goldman Sachs Equity Income Fund - Class A*	0.99%	12.69%	10.45%	9.57%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.98%	8.17%	3.18%	5.04%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Goldman Sachs Income Builder Fund - Class A*	0.81%	11.47%	6.01%	6.98%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Foreign Large Blend	Goldman Sachs International Equity ESG Fund - Class A*	1.16%	25.48%	6.83%	8.54%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)	1.00%	15.69%	12.21%	14.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*	1.00%	10.43%	10.93%	9.30%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A*	1.15%	7.05%	4.53%	11.37%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	9.25%	9.68%	9.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Class A*	1.26%	10.38%	7.16%	7.69%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Growth	Goldman Sachs Strategic Growth Fund - Class A* (On 11/17/2025, the Board of Goldman Sachs Strategic Growth Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)	1.03%	N/A	13.54%	16.72%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Goldman Sachs U.S. Equity Insights Fund - Class A*	0.92%	15.11%	13.55%	13.52%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	7.95%	-0.42%	1.25%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.91%	11.86%	7.93%	8.70%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)	0.85%	14.01%	11.78%	13.18%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.91%	17.19%	12.41%	12.20%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.02%	30.06%	6.60%	7.86%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	0.15%	6.41%	7.43%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	Hartford Moderately Aggressive Allocation Fund - Class R5 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	17.66%	8.44%	9.25%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	12.68%	0.45%	10.27%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Stock HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.76%	7.69%	8.17%	10.70%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Closed to Contracts issued on or about 6/1/2010)	0.77%	7.04%	-0.29%	2.49%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.80%	17.15%	15.24%	11.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A	1.04%	4.78%	3.77%	11.08%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	15.43%	10.49%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Invesco Global Core Equity Fund - Class A	1.27%	15.25%	8.03%	8.69%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A*	1.05%	12.79%	1.55%	2.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Growth and Income Fund - Class A	0.78%	15.47%	12.82%	10.74%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.07%	16.86%	0.15%	2.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Blend	Invesco International Diversified Fund - Class A	1.31%	21.06%	1.11%	6.09%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Main Street Fund® - Class A	0.79%	15.93%	12.44%	12.50%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A	1.04%	8.92%	8.99%	9.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Invesco Quality Income Fund - Class A	0.89%	8.23%	-0.22%	1.44%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.38%	-0.20%	3.20%	3.75%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.96%	17.40%	12.78%	11.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A	1.16%	5.69%	-0.89%	8.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S	1.16%	7.22%	7.19%	12.24%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	13.83%	12.41%	17.98%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.00%	6.72%	7.20%	10.88%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Large Value	Lord Abbett Affiliated Fund - Class P	0.89%	15.50%	11.16%	10.16%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Multisector Bond	Lord Abbett Bond-Debenture Fund - Class P	1.15%	8.22%	1.96%	4.64%
	Adviser: Lord Abbett
	Subadviser: N/A
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class P	1.14%	14.11%	-1.41%	10.86%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class P	1.09%	15.89%	12.21%	12.89%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class P	1.13%	16.92%	13.05%	10.69%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class P*	1.16%	13.07%	3.15%	10.26%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class P	0.91%	6.95%	-0.18%	1.99%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class P	1.36%	0.40%	5.57%	7.58%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.77%	6.73%	-0.92%	1.02%
	Adviser: MFS
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*	0.99%	22.34%	5.55%	7.45%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class R3*	0.79%	12.86%	9.80%	9.94%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A	1.22%	12.08%	4.37%	13.84%
	Adviser: Morgan Stanley Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.05%	17.16%	13.68%	13.26%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)	0.67%	7.37%	-0.21%	2.59%
	Adviser: Delaware Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund) (Closed to Contracts issued on or about 6/1/2014)	0.81%	5.98%	-3.67%	2.55%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Technology	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund)	1.17%	33.80%	14.04%	17.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class	0.32%	6.84%	-0.72%	1.62%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.91%	9.76%	11.08%	12.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class	0.29%	16.77%	12.82%	13.96%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Growth	Nuveen Large Cap Growth Index Fund - Retirement Class	0.29%	18.21%	14.98%	17.77%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Value	Nuveen Large Cap Value Index Fund - Retirement Class	0.30%	15.55%	11.00%	10.21%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Natural Resources	PGIM Jennison Natural Resources Fund - Class A	1.26%	38.59%	16.70%	11.04%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Administrative Class	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Large Blend	Putnam Core Equity Fund - Class A	0.95%	17.02%	15.58%	15.21%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund High Yield Bond	Putnam High Yield Fund - Class A	1.03%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A	1.16%	37.22%	9.31%	8.06%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Foreign Small/Mid Blend	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)	1.48%	30.14%	7.52%	8.14%
	Adviser: Putnam Investment Management, LLC
	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Growth	Putnam Large Cap Growth Fund - Class A	0.93%	14.25%	13.38%	17.55%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Putnam Large Cap Value Fund - Class A	0.85%	20.05%	15.17%	13.16%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A	0.88%	10.88%	10.38%	14.69%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Blend	Putnam U.S. Research Fund - Class A* (Formerly Putnam Research Fund)	0.88%	18.03%	14.54%	15.05%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;The Putnam Advisory Company LLC;Franklin Templeton Investment Management Limited;
US Fund Large Value	T. Rowe Price Equity Income Fund - R Class	1.25%	13.97%	10.69%	10.04%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Large Growth	T. Rowe Price Growth Stock Fund - R Class	1.17%	15.04%	8.79%	13.56%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class	0.99%	11.19%	4.46%	6.15%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	0.99%	11.49%	4.78%	6.62%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class	1.01%	11.99%	5.09%	7.16%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.03%	12.40%	5.49%	7.76%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class	1.05%	13.78%	6.25%	8.49%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.08%	15.56%	7.14%	9.22%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class	1.09%	16.82%	7.89%	9.84%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.10%	17.93%	8.50%	10.27%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class	1.12%	18.24%	8.69%	10.36%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.13%	18.32%	8.69%	10.35%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.14%	18.41%	8.69%	10.35%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	T. Rowe Price Retirement 2065 Fund - R Class	1.14%	18.34%	8.85%	11.99%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class	0.99%	10.63%	4.21%	5.76%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	21.29%	7.52%	5.98%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Class A*	1.02%	12.40%	-2.02%	-0.45%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A	1.03%	16.80%	6.69%	6.30%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.81%	10.65%	8.68%	11.27%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.75%	11.35%	4.01%	5.36%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	8.92%	3.79%	5.62%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.42%	7.24%	-0.05%	2.68%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Mid-Cap Blend	Timothy Plan Large/Mid Cap Value Fund - Class A*	1.41%	4.73%	8.18%	9.46%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Large Growth	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)	0.99%	13.98%	11.69%	14.07%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Value	Victory Pioneer Global Equity Fund - Class A* (Formerly Pioneer Global Sustainable Equity Fund)	1.10%	41.08%	15.41%	12.75%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Pioneer Mid Cap Value Fund - Class A (Formerly Pioneer Mid Cap Value Fund)	1.11%	10.74%	10.85%	8.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Pioneer Select Mid Cap Growth Fund - Class A* (Formerly Pioneer Select Mid Cap Growth Fund) (Closed to Contracts issued on or about 9/1/2009)	0.99%	20.41%	5.60%	11.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Multisector Bond	Victory Pioneer Strategic Income Fund - Class A* (Formerly Pioneer Strategic Income Fund)	1.07%	10.27%	1.99%	3.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A	1.23%	1.41%	6.66%	9.19%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A	1.03%	8.22%	8.46%	8.19%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A*	1.17%	1.07%	6.45%	5.83%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055030 [Member] | C000084424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	14.73%
C000055030 [Member] | C000084366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000055030 [Member] | C000023811 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	5.98%
C000055030 [Member] | C000028755 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	2.54%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	8.11%
C000055030 [Member] | C000162988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	American Century Investments® U.S. Government Money Market Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.68%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000055030 [Member] | C000025067 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds® The Growth Fund of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	11.44%
Average Annual Total Returns, 10 Years [Percent]	14.77%
C000055030 [Member] | C000023988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	American Funds® The Income Fund of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	8.26%
C000055030 [Member] | C000000115 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	10.19%
C000055030 [Member] | C000000296 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.28%
C000055030 [Member] | C000013949 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	19.67%
Average Annual Total Returns, 5 Years [Percent]	12.65%
Average Annual Total Returns, 10 Years [Percent]	12.66%
C000055030 [Member] | C000209633 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.82%
C000055030 [Member] | C000000616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Limited
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(0.20%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.75%
C000055030 [Member] | C000002018 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: MFS
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	1.02%
C000055030 [Member] | C000017024 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	37.22%
Average Annual Total Returns, 5 Years [Percent]	9.31%
Average Annual Total Returns, 10 Years [Percent]	8.06%
C000055030 [Member] | C000004204 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	8.26%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	13.06%
C000055030 [Member] | C000004205 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(0.39%)
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000055030 [Member] | C000004203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	10.44%
C000055030 [Member] | C000089953 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	9.02%
C000055030 [Member] | C000089957 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000055030 [Member] | C000089962 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.58%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	11.14%
C000055030 [Member] | C000187068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	10.78%
C000055030 [Member] | C000251826 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2070 - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	14.67%
Average Annual Total Returns, 10 Years [Percent]	14.67%
C000055030 [Member] | C000043702 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	18.22%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	12.91%
C000055030 [Member] | C000011378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	22.81%
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000055030 [Member] | C000014179 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(5.88%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	10.06%
C000055030 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	8.37%
C000055030 [Member] | C000021377 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000055030 [Member] | C000025485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	9.68%
C000055030 [Member] | C000000366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	8.64%
C000055030 [Member] | C000209335 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	21.06%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	6.09%
C000055030 [Member] | C000209276 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.40%
Average Annual Total Returns, 5 Years [Percent]	12.78%
Average Annual Total Returns, 10 Years [Percent]	11.82%
C000055030 [Member] | C000010798 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	17.98%
C000055030 [Member] | C000012579 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Adviser: Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	10.88%
C000055030 [Member] | C000077156 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)
Portfolio Company Adviser [Text Block]	Adviser: Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	13.26%
C000055030 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.59%
C000055030 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund) (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	(3.67%)
Average Annual Total Returns, 10 Years [Percent]	2.55%
C000055030 [Member] | C000079524 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Nuveen Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	6.84%
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	1.62%
C000055030 [Member] | C000023379 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	12.02%
C000055030 [Member] | C000033987 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.77%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	13.96%
C000055030 [Member] | C000014661 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Nuveen Large Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	14.98%
Average Annual Total Returns, 10 Years [Percent]	17.77%
C000055030 [Member] | C000014663 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Nuveen Large Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	11.00%
Average Annual Total Returns, 10 Years [Percent]	10.21%
C000055030 [Member] | C000012400 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	38.59%
Average Annual Total Returns, 5 Years [Percent]	16.70%
Average Annual Total Returns, 10 Years [Percent]	11.04%
C000055030 [Member] | C000026659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Administrative Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	1.94%
C000055030 [Member] | C000040943 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000055030 [Member] | C000012333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Subadviser: Westwood Management Corp
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	4.73%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	9.46%
C000055030 [Member] | C000256497 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	11.69%
Average Annual Total Returns, 10 Years [Percent]	14.07%
C000055030 [Member] | C000026331 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	28.35%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000055030 [Member] | C000110729 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.07%
C000055030 [Member] | C000025422 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.17%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	5.04%
C000055030 [Member] | C000025402 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Mortgages Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
C000055030 [Member] | C000084479 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	17.15%
Average Annual Total Returns, 5 Years [Percent]	15.24%
Average Annual Total Returns, 10 Years [Percent]	11.90%
C000055030 [Member] | C000019542 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class P
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	0.40%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.58%
C000055030 [Member] | C000023844 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	6.30%
C000055030 [Member] | C000028748 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	AB Large Cap Value Fund - Class A (Formerly AB Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.73%
Average Annual Total Returns, 5 Years [Percent]	13.56%
Average Annual Total Returns, 10 Years [Percent]	9.33%
C000055030 [Member] | C000025000 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	(5.27%)
Average Annual Total Returns, 10 Years [Percent]	8.43%
C000055030 [Member] | C000024006 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds® AMCAP Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.38%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	12.31%
C000055030 [Member] | C000023940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	American Funds® American Balanced Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.08%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	9.43%
C000055030 [Member] | C000024452 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds® American Mutual Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	10.94%
C000055030 [Member] | C000024466 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	American Funds® Capital Income Builder® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	7.47%
C000055030 [Member] | C000025053 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds® Fundamental Investors® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	23.85%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	13.70%
C000055030 [Member] | C000026305 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds® New Perspective Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	20.85%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	12.31%
C000055030 [Member] | C000026252 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	American Funds® SMALLCAP World Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000055030 [Member] | C000025100 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds® The Bond Fund of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	(0.66%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
C000055030 [Member] | C000026217 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds® The Investment Company of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	20.08%
Average Annual Total Returns, 5 Years [Percent]	14.97%
Average Annual Total Returns, 10 Years [Percent]	13.69%
C000055030 [Member] | C000026238 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds® The New Economy Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	30.67%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	13.48%
C000055030 [Member] | C000025722 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds® Washington Mutual Investors Fund - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.76%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	12.75%
C000055030 [Member] | C000063260 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.79%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.95%
C000055030 [Member] | C000213845 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.74%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	11.67%
C000055030 [Member] | C000007904 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.42%
Average Annual Total Returns, 5 Years [Percent]	14.00%
Average Annual Total Returns, 10 Years [Percent]	14.34%
C000055030 [Member] | C000000765 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.82%)
Average Annual Total Returns, 10 Years [Percent]	1.56%
C000055030 [Member] | C000000295 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	17.28%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	14.24%
C000055030 [Member] | C000014095 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	1.19%
Average Annual Total Returns, 10 Years [Percent]	3.66%
C000055030 [Member] | C000044861 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	ClearBridge Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.36%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.61%
C000055030 [Member] | C000046569 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	(0.37%)
Average Annual Total Returns, 10 Years [Percent]	9.28%
C000055030 [Member] | C000097437 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Intrinsic Value Fund - Institutional Class (Effective 9/1/2025, the Columbia Large Cap Value Fund was renamed to Columbia Intrinsic Value Fund) (Closed to Contracts issued on or about 12/31/2010)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.91%
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	11.44%
C000055030 [Member] | C000029850 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.62%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	10.19%
C000055030 [Member] | C000029854 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.84%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	10.47%
C000055030 [Member] | C000097594 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Fund - Institutional Class*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	5.76%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.05%
C000055030 [Member] | C000097563 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	35.08%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	22.46%
C000055030 [Member] | C000009527 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Davis Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Subadviser: Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	22.02%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	12.09%
C000055030 [Member] | C000024652 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Federated Investment Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	0.94%
C000055030 [Member] | C000024797 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Federated Hermes Global Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Federated Global Investment Management Corp
Portfolio Company Subadviser [Text Block]	Subadviser: Federated Investment Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.61%
Average Annual Total Returns, 5 Years [Percent]	5.37%
Average Annual Total Returns, 10 Years [Percent]	6.65%
C000055030 [Member] | C000024823 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Federated Hermes International Leaders Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Federated Global Investment Management Corp
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	36.91%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000055030 [Member] | C000026732 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R*
Portfolio Company Adviser [Text Block]	Adviser: Federated Global Investment Management Corp
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	9.51%
C000055030 [Member] | C000026743 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes MDT Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	9.54%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	14.65%
C000055030 [Member] | C000024716 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.)
Portfolio Company Adviser [Text Block]	Adviser: Federated Equity Management Company Of Pennsylvania
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.47%
Average Annual Total Returns, 5 Years [Percent]	9.40%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000055030 [Member] | C000024639 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund, Inc. - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Federated Investment Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Hermes Investment Management Ltd
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.00%
Average Annual Total Returns, 5 Years [Percent]	3.56%
Average Annual Total Returns, 10 Years [Percent]	5.47%
C000055030 [Member] | C000030200 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Federated Hermes Total Return Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Federated Investment Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	6.71%
Average Annual Total Returns, 5 Years [Percent]	(0.37%)
Average Annual Total Returns, 10 Years [Percent]	2.25%
C000055030 [Member] | C000116892 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Stock Selector Fund - Class M (Effective 1/1/2025, the Fidelity Advisor® Stock Selector All Cap Fund was renamed to Fidelity Advisor® Stock Selector Fund)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	18.24%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	13.39%
C000055030 [Member] | C000019841 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	4.91%
C000055030 [Member] | C000018620 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Core Plus Bond Fund - Class A* (Formerly Franklin Strategic Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	2.70%
C000055030 [Member] | C000019856 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	9.19%
C000055030 [Member] | C000018490 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	6.30%
C000055030 [Member] | C000018329 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	7.20%
C000055030 [Member] | C000019861 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.68%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.10%
C000055030 [Member] | C000021373 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	18.38%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	8.93%
C000055030 [Member] | C000018335 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities Fund - Class A1*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	(1.07%)
Average Annual Total Returns, 10 Years [Percent]	0.50%
C000055030 [Member] | C000015264 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	George Putnam Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.99%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	10.16%
C000055030 [Member] | C000025406 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Goldman Sachs Core Fixed Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.35%
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	1.94%
C000055030 [Member] | C000025461 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Equity Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	9.57%
C000055030 [Member] | C000025615 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Income Builder Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.47%
Average Annual Total Returns, 5 Years [Percent]	6.01%
Average Annual Total Returns, 10 Years [Percent]	6.98%
C000055030 [Member] | C000025549 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs International Equity ESG Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	25.48%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000055030 [Member] | C000025455 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Core Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.69%
Average Annual Total Returns, 5 Years [Percent]	12.21%
Average Annual Total Returns, 10 Years [Percent]	14.20%
C000055030 [Member] | C000025467 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	9.30%
C000055030 [Member] | C000025491 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000055030 [Member] | C000025503 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	10.38%
Average Annual Total Returns, 5 Years [Percent]	7.16%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000055030 [Member] | C000025473 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Goldman Sachs Strategic Growth Fund - Class A* (On 11/17/2025, the Board of Goldman Sachs Strategic Growth Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 5 Years [Percent]	13.54%
Average Annual Total Returns, 10 Years [Percent]	16.72%
C000055030 [Member] | C000025525 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Equity Insights Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	13.55%
Average Annual Total Returns, 10 Years [Percent]	13.52%
C000055030 [Member] | C000008597 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.86%
Average Annual Total Returns, 5 Years [Percent]	7.93%
Average Annual Total Returns, 10 Years [Percent]	8.70%
C000055030 [Member] | C000008635 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	11.78%
Average Annual Total Returns, 10 Years [Percent]	13.18%
C000055030 [Member] | C000008637 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.19%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	12.20%
C000055030 [Member] | C000008613 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	30.06%
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	7.86%
C000055030 [Member] | C000040968 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: N/A
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	0.15%
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	7.43%
C000055030 [Member] | C000040941 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Moderately Aggressive Allocation Fund - Class R5 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	9.25%
C000055030 [Member] | C000008627 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	10.27%
C000055030 [Member] | C000008629 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	10.70%
C000055030 [Member] | C000008631 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IB (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	2.49%
C000055030 [Member] | C000209639 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	11.08%
C000055030 [Member] | C000000473 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Invesco Global Core Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Ltd
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	8.69%
C000055030 [Member] | C000209627 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.79%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	2.90%
C000055030 [Member] | C000084376 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.74%
C000055030 [Member] | C000209266 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	12.50%
C000055030 [Member] | C000209346 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	9.73%
C000055030 [Member] | C000084602 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Invesco Quality Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	1.44%
C000055030 [Member] | C000001325 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.89%)
Average Annual Total Returns, 10 Years [Percent]	8.97%
C000055030 [Member] | C000077741 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	12.24%
C000055030 [Member] | C000018431 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund - Class P
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	15.50%
Average Annual Total Returns, 5 Years [Percent]	11.16%
Average Annual Total Returns, 10 Years [Percent]	10.16%
C000055030 [Member] | C000018457 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture Fund - Class P
Portfolio Company Adviser [Text Block]	Adviser: Lord Abbett
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	8.22%
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	4.64%
C000055030 [Member] | C000018476 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class P
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	(1.41%)
Average Annual Total Returns, 10 Years [Percent]	10.86%
C000055030 [Member] | C000019091 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class P
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	12.21%
Average Annual Total Returns, 10 Years [Percent]	12.89%
C000055030 [Member] | C000019518 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class P
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	16.92%
Average Annual Total Returns, 5 Years [Percent]	13.05%
Average Annual Total Returns, 10 Years [Percent]	10.69%
C000055030 [Member] | C000019096 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities Fund - Class P*
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	13.07%
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	10.26%
C000055030 [Member] | C000019998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Lord Abbett Total Return Fund - Class P
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	1.99%
C000055030 [Member] | C000002235 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	22.34%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.45%
C000055030 [Member] | C000002271 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	9.94%
C000055030 [Member] | C000085100 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A
Portfolio Company Adviser [Text Block]	Adviser: Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	13.84%
C000055030 [Member] | C000017267 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	33.80%
Average Annual Total Returns, 5 Years [Percent]	14.04%
Average Annual Total Returns, 10 Years [Percent]	17.59%
C000055030 [Member] | C000091525 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Core Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	15.58%
Average Annual Total Returns, 10 Years [Percent]	15.21%
C000055030 [Member] | C000015836 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.57%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000055030 [Member] | C000010763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	30.14%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	8.14%
C000055030 [Member] | C000010751 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	13.38%
Average Annual Total Returns, 10 Years [Percent]	17.55%
C000055030 [Member] | C000015218 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	15.17%
Average Annual Total Returns, 10 Years [Percent]	13.16%
C000055030 [Member] | C000017306 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Sustainable Leaders Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	10.38%
Average Annual Total Returns, 10 Years [Percent]	14.69%
C000055030 [Member] | C000010781 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam U.S. Research Fund - Class A* (Formerly Putnam Research Fund)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;The Putnam Advisory Company LLC;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.03%
Average Annual Total Returns, 5 Years [Percent]	14.54%
Average Annual Total Returns, 10 Years [Percent]	15.05%
C000055030 [Member] | C000005438 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	10.04%
C000055030 [Member] | C000005455 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	13.56%
C000055030 [Member] | C000005488 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	6.15%
C000055030 [Member] | C000049239 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	6.62%
C000055030 [Member] | C000005492 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	7.16%
C000055030 [Member] | C000049241 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	7.76%
C000055030 [Member] | C000005495 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.78%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	8.49%
C000055030 [Member] | C000049243 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	9.22%
C000055030 [Member] | C000005498 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	9.84%
C000055030 [Member] | C000049234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	10.27%
C000055030 [Member] | C000040837 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	18.24%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	10.36%
C000055030 [Member] | C000049245 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	18.32%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	10.35%
C000055030 [Member] | C000141689 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	10.35%
C000055030 [Member] | C000220705 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.99%
C000055030 [Member] | C000005501 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.63%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	5.76%
C000055030 [Member] | C000023828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	(2.02%)
Average Annual Total Returns, 10 Years [Percent]	(0.45%)
C000055030 [Member] | C000040986 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	11.27%
C000055030 [Member] | C000040998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.35%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	5.36%
C000055030 [Member] | C000040989 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
C000055030 [Member] | C000028083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Victory Pioneer Global Equity Fund - Class A* (Formerly Pioneer Global Sustainable Equity Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	41.08%
Average Annual Total Returns, 5 Years [Percent]	15.41%
Average Annual Total Returns, 10 Years [Percent]	12.75%
C000055030 [Member] | C000011629 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Pioneer Mid Cap Value Fund - Class A (Formerly Pioneer Mid Cap Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.74%
Average Annual Total Returns, 5 Years [Percent]	10.85%
Average Annual Total Returns, 10 Years [Percent]	8.69%
C000055030 [Member] | C000027930 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Pioneer Select Mid Cap Growth Fund - Class A* (Formerly Pioneer Select Mid Cap Growth Fund) (Closed to Contracts issued on or about 9/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	20.41%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	11.79%
C000055030 [Member] | C000028124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Victory Pioneer Strategic Income Fund - Class A* (Formerly Pioneer Strategic Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	3.79%
C000055030 [Member] | C000002356 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	1.41%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	9.19%
C000055030 [Member] | C000021605 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.22%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	8.19%
C000055030 [Member] | C000021621 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	1.07%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	5.83%
C000055030 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]
•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation Method of Benefit [Text Block]
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

C000055030 [Member] | Participant Loan Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

C000055030 [Member] | Systematic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systematic Withdrawal Option
C000055030 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000055030 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000055030 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

C000055030 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com

C000055030 [Member] | Risks Associated With Underlying Funds Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000055030 [Member] | Company's Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000055030 [Member] | Deduction Of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000055030 [Member] | Limitations On Surrenders And Withdrawals Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000055030 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
C000055030 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000055030 [Member] | Reservation Of Rights Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.

C000055030 [Member] | Cyber Security And Disruptions To Business Operations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

C000055033 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.33%
	Investment options (Fund fees and expenses)[2]	0.29%	4.63%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,406	Highest Annual Cost: $4,481
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.33%
	Investment options (Fund fees and expenses)[2]	0.29%	4.63%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,406	Highest Annual Cost: $4,481
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.33%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.29%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.63%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.33%
	Investment options (Fund fees and expenses)[2]	0.29%	4.63%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,406	Highest Annual Cost: $4,481
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,406
Highest Annual Cost [Dollars]	$ 4,481
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is this a Short-Term Investment?
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks
What Are the Risks Associated with the Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at anytime. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at anytime. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Changes to the Funds and Separate Account
Are There any Restrictions on Contract Benefits?
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts –Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers

Are There any Transfer Restrictions?
General Account values may be transferred to one or more Sub-Accounts within the Separate Accounts or, if applicable, to one or more sub-accounts within a separate account under a related contract, except that the Contract contains at least one of the following restrictions for transfers to and from the General Account option, depending on your individual Plan’s Contract. Please check your Plan materials to determine what type of restrictions your Plan’s Contract contains:
Frequency: We reserve the right to limit the number of transfers to no more than one per Valuation Day or twelve per Contract Year, with no two transfers being made on consecutive Valuation Days;
No Transfer to Competing Funds: You may not transfer account value directly from the General Account option to a competing fund in the Plan’s fund line-up. Competing funds are generally money market funds or other stable value funds as described under the Contract or related contract of your Plan;
Limits on Transfers to Competing Funds: Transfers of assets that were held in the General Account at any time during the preceding 90-day period to a competing fund are prohibited;
Limits on Transfers from Competing Funds: Transfers of assets presently held in a competing fund, or that were held in a competing fund during the preceding 90 days, to the General Account option are prohibited; or
Other Limits on Transfers from the General Account Option: We may limit the sum of any such transfers for a Participant’s Account in any Participant’s Contract Year to 1/6th of the General Account value of such Participant’s Account as of the end of the preceding Participant’s Contract Year.

General Account Option
TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution

Should I Exchange My Contract?
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Federal Tax Considerations

Investment Restrictions [Text Block]
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at anytime. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.

Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender your Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2025 that you may pay periodically during the time that you participate in the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – General Account Options and Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.29%	4.63%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$10,503	$20,585	$30,502	$57,780
1.05%	$10,308	$20,031	$29,626	$56,336
0.85%	$10,113	$19,473	$28,742	$54,861
0.75%	$10,016	$19,194	$28,297	$54,112
0.65%	$9,918	$18,914	$27,850	$53,355
0.50%	$9,772	$18,493	$27,175	$52,205
0.35%	$9,626	$18,070	$26,497	$51,037
0.15%	$9,432	$17,504	$25,585	$49,451
0.00%	$9,285	$17,079	$24,896	$48,240

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$6,057	$17,981	$29,654	$57,780
1.05%	$5,852	$17,408	$28,768	$56,336
0.85%	$5,647	$16,832	$27,874	$54,861
0.75%	$5,545	$16,544	$27,424	$54,112
0.65%	$5,442	$16,254	$26,972	$53,355
0.50%	$5,288	$15,819	$26,290	$52,205
0.35%	$5,135	$15,383	$25,604	$51,037
0.15%	$4,930	$14,799	$24,682	$49,451
0.00%	$4,776	$14,359	$23,985	$48,240

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$6,057	$17,981	$29,654	$57,780
1.05%	$5,852	$17,408	$28,768	$56,336
0.85%	$5,647	$16,832	$27,874	$54,861
0.75%	$5,545	$16,544	$27,424	$54,112
0.65%	$5,442	$16,254	$26,972	$53,355
0.50%	$5,288	$15,819	$26,290	$52,205
0.35%	$5,135	$15,383	$25,604	$51,037
0.15%	$4,930	$14,799	$24,682	$49,451
0.00%	$4,776	$14,359	$23,985	$48,240

Transaction Expenses [Table Text Block]
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Transfer Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Minimum [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Base Contract Expense (of Other Amount), Maximum [Percent]	1.25%
Base Contract Expense (of Other Amount), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 30
Other Annual Expense, Minimum [Dollars]	$ 0
Other Annual Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.29%	4.63%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	4.63%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$10,503	$20,585	$30,502	$57,780
1.05%	$10,308	$20,031	$29,626	$56,336
0.85%	$10,113	$19,473	$28,742	$54,861
0.75%	$10,016	$19,194	$28,297	$54,112
0.65%	$9,918	$18,914	$27,850	$53,355
0.50%	$9,772	$18,493	$27,175	$52,205
0.35%	$9,626	$18,070	$26,497	$51,037
0.15%	$9,432	$17,504	$25,585	$49,451
0.00%	$9,285	$17,079	$24,896	$48,240

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,503
Surrender Expense, 1 Year, Minimum [Dollars]	9,285
Surrender Expense, 3 Years, Maximum [Dollars]	20,585
Surrender Expense, 3 Years, Minimum [Dollars]	17,079
Surrender Expense, 5 Years, Maximum [Dollars]	30,502
Surrender Expense, 5 Years, Minimum [Dollars]	24,896
Surrender Expense, 10 Years, Maximum [Dollars]	57,780
Surrender Expense, 10 Years, Minimum [Dollars]	$ 48,240
Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$6,057	$17,981	$29,654	$57,780
1.05%	$5,852	$17,408	$28,768	$56,336
0.85%	$5,647	$16,832	$27,874	$54,861
0.75%	$5,545	$16,544	$27,424	$54,112
0.65%	$5,442	$16,254	$26,972	$53,355
0.50%	$5,288	$15,819	$26,290	$52,205
0.35%	$5,135	$15,383	$25,604	$51,037
0.15%	$4,930	$14,799	$24,682	$49,451
0.00%	$4,776	$14,359	$23,985	$48,240

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,057
Annuitized Expense, 1 Year, Minimum [Dollars]	4,776
Annuitized Expense, 3 Years, Maximum [Dollars]	17,981
Annuitized Expense, 3 Years, Minimum [Dollars]	14,359
Annuitized Expense, 5 Years, Maximum [Dollars]	29,654
Annuitized Expense, 5 Years, Minimum [Dollars]	23,985
Annuitized Expense, 10 Years, Maximum [Dollars]	57,780
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 48,240
No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$6,057	$17,981	$29,654	$57,780
1.05%	$5,852	$17,408	$28,768	$56,336
0.85%	$5,647	$16,832	$27,874	$54,861
0.75%	$5,545	$16,544	$27,424	$54,112
0.65%	$5,442	$16,254	$26,972	$53,355
0.50%	$5,288	$15,819	$26,290	$52,205
0.35%	$5,135	$15,383	$25,604	$51,037
0.15%	$4,930	$14,799	$24,682	$49,451
0.00%	$4,776	$14,359	$23,985	$48,240

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,057
No Surrender Expense, 1 Year, Minimum [Dollars]	4,776
No Surrender Expense, 3 Years, Maximum [Dollars]	17,981
No Surrender Expense, 3 Years, Minimum [Dollars]	14,359
No Surrender Expense, 5 Years, Maximum [Dollars]	29,654
No Surrender Expense, 5 Years, Minimum [Dollars]	23,985
No Surrender Expense, 10 Years, Maximum [Dollars]	57,780
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 48,240
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either deducted via Method 1 (daily deduction as a percentage of net asset value of each fund) or Method 2 (quarterly deduction as a percentage of the average daily assets of Sub-Accounts during calendar quarter), depending on which method is selected by your Employer)

•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either deducted via Method 1 (daily deduction as a percentage of net asset value of each fund) or Method 2 (quarterly deduction as a percentage of the average daily assets of Sub-Accounts during calendar quarter), depending on which method is selected by your Employer)

•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – General Account Options and Underlying Funds
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	AB Discovery Growth Fund - Class A*	0.92%	6.70%	1.03%	10.76%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Small Value	AB Discovery Value Fund - Class A*	1.08%	2.54%	8.24%	8.11%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Global Bond-USD Hedged	AB Global Bond Fund - Class A*	0.78%	4.96%	-0.05%	1.98%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A*	1.45%	13.68%	5.51%	6.25%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	AB Growth Fund - Class A	1.10%	10.89%	11.33%	15.68%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund High Yield Bond	AB High Income Fund - Class A	0.86%	8.04%	4.42%	5.45%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Value	AB International Value Fund - Class A*	1.18%	41.97%	11.05%	6.66%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	AB Large Cap Value Fund - Class A (Formerly AB Value Fund)	0.89%	16.73%	13.56%	9.33%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Value	AB Relative Value Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)	0.90%	10.28%	11.03%	10.25%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A	1.04%	13.57%	0.25%	5.57%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I	1.25%	31.99%	16.01%	17.83%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I*	1.27%	17.01%	3.09%	11.63%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I	1.39%	4.89%	-5.27%	8.43%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A*	1.07%	15.15%	6.78%	7.45%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments (UK) Limited;Allspring Global Investments, LLC;
US Fund Intermediate Core Bond	Allspring Core Bond Fund - Class A*	0.70%	7.02%	-0.63%	1.77%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A*	1.43%	36.28%	1.49%	7.65%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Allspring International Equity Fund - Class A*	1.14%	30.81%	7.19%	6.19%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A*	1.04%	15.37%	7.21%	9.54%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Large Blend	American Century Investments® Disciplined Core Equity Fund - A Class (Formerly American Century Equity Growth Fund)	0.90%	18.14%	12.08%	12.41%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Investments® Equity Income Fund - A Class	1.19%	11.63%	7.50%	8.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Investments® Focused Large Cap Value Fund - A Class	1.09%	16.11%	10.21%	9.50%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Century Investments® Growth Fund - A Class*	1.08%	14.94%	12.46%	15.79%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	American Century Investments® Heritage Fund - A Class	1.25%	6.40%	4.84%	11.16%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Inflation-Protected Bond	American Century Investments® Inflation-Adjusted Bond Fund - A Class (Closed to Contracts issued on or about 6/13/2008)	0.79%	6.32%	0.59%	2.44%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Investments® Small Company Fund - A Class	1.10%	12.68%	6.09%	7.54%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Century Investments® Ultra® Fund - A Class* (Closed to Contracts issued on or about 6/13/2008)	1.12%	12.34%	11.43%	16.84%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Funds® AMCAP Fund® - Class R-3	0.97%	17.38%	10.12%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Moderate Allocation	American Funds® American Balanced Fund® - Class R-3	0.89%	18.08%	9.21%	9.43%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds® American Mutual Fund® - Class R-3	0.91%	15.74%	11.38%	10.94%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	American Funds® Capital Income Builder® - Class R-3	0.91%	19.97%	8.73%	7.47%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Blend	American Funds® Capital World Growth and Income Fund® - Class R-3	1.06%	24.33%	9.91%	10.52%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)	1.12%	28.35%	3.91%	7.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® Fundamental Investors® - Class R-3	0.93%	23.85%	14.08%	13.70%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® New Perspective Fund® - Class R-3	1.05%	20.85%	8.66%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Diversified Emerging Mkts	American Funds® New World Fund® - Class R-3	1.22%	27.76%	4.93%	9.20%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	American Funds® The Bond Fund of America® - Class R-3	0.88%	6.83%	-0.66%	1.90%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds® The Growth Fund of America® - Class R-3	0.93%	19.52%	11.44%	14.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderate Allocation	American Funds® The Income Fund of America® - Class R-3	0.90%	17.37%	8.69%	8.26%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® The Investment Company of America® - Class R-3	0.91%	20.08%	14.97%	13.69%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® The New Economy Fund® - Class R-3	1.05%	30.67%	10.15%	13.48%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	American Funds® Washington Mutual Investors Fund - Class R-3	0.91%	16.76%	13.57%	12.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Small Growth	AMG GW&K Small/Mid Cap Core Fund - Class N	1.07%	4.40%	6.34%	9.73%
	Adviser: AMG Funds LLC
	Subadviser: GW&K Investment Management, LLC
US Fund Large Growth	Ave Maria Growth Fund	0.91%	8.26%	8.46%	13.06%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.90%	-0.39%	8.90%	10.31%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.93%	2.82%	11.02%	10.44%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	BlackRock Advantage Large Cap Core Fund - Investor A Shares*	0.73%	20.05%	14.02%	14.14%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*	0.87%	21.37%	14.48%	16.55%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*	0.76%	15.00%	3.68%	10.08%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Small Blend	BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares* (Closed to Contracts issued on or about 6/13/2008)	0.73%	11.00%	6.81%	10.34%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*	0.92%	12.55%	10.58%	15.17%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares	0.94%	21.40%	11.45%	10.98%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*	1.11%	19.38%	5.49%	7.22%
	Adviser: BlackRock Advisors, LLC
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Intermediate Government	BlackRock Impact Mortgage Fund - Investor A Shares* (On September 26, 2025, the Board of BlackRock Impact Mortgage Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)	1.45%	N/A	-1.24%	1.03%
	Adviser: BlackRock Advisors, LLC
	Subadviser: BlackRock International Limited
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*	0.84%	13.27%	6.01%	8.09%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	15.04%	7.21%	9.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*	0.84%	16.67%	8.59%	9.99%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	18.13%	9.63%	10.62%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*	0.84%	19.79%	10.11%	10.95%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	20.58%	10.43%	11.14%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*	0.84%	20.79%	10.48%	10.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares*	0.84%	20.74%	10.46%	11.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	20.73%	14.67%	14.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*	0.84%	11.74%	4.14%	6.16%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Mid-Cap Growth	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares*	1.05%	0.15%	0.50%	11.13%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	BlackRock Mid-Cap Value Fund - Investor A Shares*	1.00%	13.43%	10.91%	10.75%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares	0.39%	17.42%	14.00%	14.34%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	6.66%	-0.82%	1.56%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	17.28%	13.86%	14.24%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	18.22%	10.01%	12.91%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	22.81%	3.24%	8.50%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A*	0.73%	7.89%	0.85%	2.73%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.91%	6.95%	7.75%	12.78%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Intermediate Core-Plus Bond	Calvert Income Fund - Class A*	0.92%	8.89%	1.19%	3.66%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	7.98%	11.21%	12.42%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	ClearBridge Growth Fund - Class A (Formerly ClearBridge Aggressive Growth Fund) (Closed to Contracts issued on or about 6/13/2008)	1.13%	7.16%	3.55%	6.98%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	ClearBridge Growth Fund - Class FI	1.13%	13.36%	4.76%	7.61%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A	1.15%	-1.55%	3.30%	6.87%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	ClearBridge Small Cap Fund - Class A*	1.07%	0.25%	3.48%	7.56%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI	1.24%	9.18%	-0.37%	9.28%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Value	ClearBridge Value Fund - Class A* (Formerly ClearBridge Value Trust)	1.01%	4.39%	11.40%	10.53%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Value	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust)	1.11%	10.34%	12.59%	11.07%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Foreign Large Growth	Columbia Acorn International Select℠ - Class A*	1.11%	20.31%	-0.21%	6.43%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A*	1.07%	4.56%	0.83%	8.27%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Blend	Columbia Contrarian Core Fund - Class A	0.98%	17.10%	13.84%	13.96%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Cornerstone Growth Fund - Class A (Formerly Columbia Large Cap Growth Fund)	0.97%	16.10%	13.86%	15.69%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Columbia Intrinsic Value Fund - Institutional Class (Effective 9/1/2025, the Columbia Large Cap Value Fund was renamed to Columbia Intrinsic Value Fund) (Closed to Contracts issued on or about 12/31/2010)	0.72%	19.91%	12.42%	11.44%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A*	1.05%	15.30%	9.54%	14.04%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A	1.13%	13.62%	11.06%	10.19%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.88%	13.84%	11.32%	10.47%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Select Small Cap Value Fund - Institutional Class*	0.97%	5.76%	8.43%	8.05%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Global Technology Fund - Class A*	1.25%	35.08%	18.63%	22.46%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A	1.16%	37.39%	19.14%	22.49%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Financial	Davis Financial Fund - Class A	0.94%	29.29%	18.29%	12.79%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Davis New York Venture Fund - Class A	0.91%	26.88%	12.46%	12.08%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Large Growth	Domini Impact Equity Fund℠ - Investor Shares	1.04%	11.63%	9.51%	12.20%
	Adviser: Domini Impact Investments LLC
	Subadviser: SSIM Funds Management Inc
US Fund Large Growth	DWS Capital Growth Fund - Class A	0.89%	12.09%	10.45%	14.77%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Large Value	DWS CROCI® Equity Dividend Fund - Class A	1.02%	3.46%	8.34%	9.17%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A*	1.16%	13.61%	1.97%	3.88%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: DWS International GmbH
US Fund Foreign Large Growth	DWS International Opportunities Fund - Class A* (Formerly DWS International Growth Fund)	1.19%	19.12%	2.70%	6.62%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Real Estate	DWS RREEF Real Estate Securities Fund - Class A (Closed to Contracts issued on or about 12/29/2006)	1.00%	-0.53%	3.97%	4.98%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: RREEF America L.L.C.
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	-5.88%	6.11%	10.06%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A	0.97%	11.01%	8.17%	9.13%
	Adviser: Eaton Vance Management
	Subadviser: N/A
US Fund Large Value	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008)	0.99%	8.48%	9.16%	10.85%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.96%	8.18%	4.64%	5.62%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A	1.00%	12.12%	10.26%	9.74%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A*	1.18%	10.29%	5.92%	7.12%
	Adviser: Eaton Vance Management
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class	0.58%	30.92%	8.38%	7.73%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Global Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	0.99%	13.79%	7.01%	8.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class	0.54%	6.94%	8.49%	10.10%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Empower S&P Small Cap 600® Index Fund - Investor Class*	0.56%	5.55%	6.70%	9.24%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R*	1.96%	11.50%	1.25%	9.51%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A*	1.15%	9.54%	11.34%	14.65%
	Adviser: Federated MDTA LLC
	Subadviser: N/A
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)	1.14%	6.80%	8.96%	8.37%
	Adviser: Federated MDTA LLC
	Subadviser: N/A
US Fund Large Value	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.)	1.12%	14.47%	9.40%	8.54%
	Adviser: Federated Equity Management Company Of Pennsylvania
	Subadviser: N/A
US Fund Large Growth	Fidelity Advisor® Equity Growth Fund - Class M (Closed to Contracts issued on or about 6/13/2008)	1.16%	13.98%	12.87%	16.67%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M	1.23%	19.67%	12.65%	12.66%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M (also known as Fidelity® Real Estate Investment Portfolio - Class M)	1.18%	1.96%	4.75%	4.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Large Blend	Fidelity Advisor® Stock Selector Fund - Class M (Effective 1/1/2025, the Fidelity Advisor® Stock Selector All Cap Fund was renamed to Fidelity Advisor® Stock Selector Fund)	1.04%	18.24%	11.77%	13.39%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A	0.83%	6.00%	3.19%	4.91%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Formerly Franklin Strategic Income Fund)	0.72%	3.16%	1.04%	2.70%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A	0.83%	11.33%	7.77%	9.19%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Franklin Growth Fund - Class A	0.78%	8.92%	8.38%	13.11%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Income Fund - Class A1	0.61%	8.12%	6.94%	7.20%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A	0.82%	8.68%	5.55%	7.10%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Beacon Fund - Class A	1.01%	18.38%	8.51%	8.93%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.20%	16.57%	10.71%	8.04%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	5.32%	7.99%	6.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)	0.97%	1.40%	7.50%	9.09%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*	0.73%	2.92%	-1.31%	1.35%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Franklin Templeton Institutional, LLC
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A*	1.10%	9.35%	4.99%	4.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.98%	8.17%	3.18%	5.04%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)	1.00%	15.69%	12.21%	14.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*	1.00%	10.43%	10.93%	9.30%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A*	1.15%	7.05%	4.53%	11.37%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	9.25%	9.68%	9.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Class A*	1.26%	10.38%	7.16%	7.69%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A*	1.25%	1.64%	-0.05%	9.66%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	7.95%	-0.42%	1.25%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.91%	11.86%	7.93%	8.70%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)	0.85%	14.01%	11.78%	13.18%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.91%	17.19%	12.41%	12.20%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	9.79%	3.21%	8.85%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Health	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.18%	15.79%	3.19%	7.58%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	0.15%	6.08%	7.10%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.79%	0.15%	6.41%	7.43%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Aggressive Allocation	Hartford Moderately Aggressive Allocation Fund - Class R4 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	17.30%	8.11%	8.91%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	Hartford Moderately Aggressive Allocation Fund - Class R5 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Closed to Contracts issued on or about 5/1/2009)	0.79%	17.66%	8.44%	9.25%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	6.54%	1.01%	8.39%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	12.68%	0.45%	10.27%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.77%	7.04%	-0.29%	2.49%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.70%	4.32%	2.62%	1.96%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A*	1.49%	18.48%	9.12%	5.93%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.80%	17.15%	15.24%	11.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A	1.04%	4.78%	3.77%	11.08%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	15.43%	10.49%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A	1.27%	15.91%	3.28%	5.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Growth	Invesco Global Fund - Class A	1.03%	15.24%	7.05%	10.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A	1.14%	7.12%	-7.43%	5.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A*	1.05%	12.79%	1.55%	2.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A	1.05%	131.03%	17.54%	21.07%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Growth and Income Fund - Class A	0.78%	15.47%	12.82%	10.74%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.07%	16.86%	0.15%	2.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Blend	Invesco International Diversified Fund - Class A	1.31%	21.06%	1.11%	6.09%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco International Growth Fund - Class A (Formerly Invesco Oppenheimer International Growth Fund)	1.14%	15.81%	2.01%	5.59%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Value	Invesco International Value Fund - Class A* (Formerly Invesco EQV European Equity Fund)	1.11%	23.77%	5.61%	5.05%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A	1.03%	18.80%	14.13%	13.41%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Main Street Fund® - Class A	0.79%	15.93%	12.44%	12.50%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A	1.04%	8.92%	8.99%	9.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Invesco Multi-Asset Income Fund - Class A*	0.94%	10.48%	2.66%	4.05%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.38%	-0.20%	3.20%	3.75%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.96%	17.40%	12.78%	11.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A	1.25%	7.78%	7.01%	9.26%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A	1.16%	5.69%	-0.89%	8.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Value	Invesco Small Cap Value Fund - Class A	1.10%	17.64%	20.72%	14.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A	1.02%	20.15%	19.86%	14.16%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S	1.07%	14.57%	7.99%	9.68%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S	1.16%	7.22%	7.19%	12.24%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Janus Henderson Flexible Bond Fund - Class S* (Closed to Contracts issued on or about 6/13/2008)	0.90%	7.22%	-0.47%	2.07%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.05%	17.87%	11.21%	15.63%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S	1.32%	6.29%	8.43%	8.40%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.19%	28.29%	8.94%	8.77%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.70%	7.10%	-0.17%	2.02%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	13.83%	12.41%	17.98%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	-2.88%	2.86%	8.31%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	6.13%	-2.92%	10.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.19%	11.93%	9.41%	8.48%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	12.21%	4.58%	6.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	13.98%	5.73%	7.53%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	15.20%	7.11%	8.58%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	16.30%	8.02%	9.33%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.12%	8.74%	9.79%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.67%	8.98%	9.90%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.64%	8.97%	9.91%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.63%	8.99%	10.11%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	JPMorgan SmartRetirement® 2065 Fund - Class A*	0.84%	17.57%	14.93%	14.93%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	12.04%	4.13%	5.44%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.00%	6.72%	7.20%	10.88%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Admin Class* (Formerly Loomis Sayles Bond Fund)	1.14%	8.60%	2.11%	3.42%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Value	Lord Abbett Affiliated Fund - Class A	0.69%	15.75%	11.38%	10.33%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Multisector Bond	Lord Abbett Bond-Debenture Fund - Class A	0.90%	8.39%	2.20%	4.85%
	Adviser: Lord Abbett
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A	0.94%	14.37%	-1.21%	11.02%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A	0.89%	16.19%	12.44%	13.12%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A	0.93%	17.15%	13.29%	10.90%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A	0.94%	31.41%	7.88%	7.61%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A	1.16%	0.58%	5.79%	7.80%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Massachusetts Investors Trust - Class R3	0.69%	13.56%	11.44%	12.64%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4	1.11%	16.42%	12.60%	15.72%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Large Value	MassMutual Diversified Value Fund - Class R4	1.05%	16.77%	13.15%	10.96%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R4	1.38%	14.99%	6.64%	10.38%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4*	1.11%	3.27%	3.37%	9.46%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4*	1.24%	25.46%	7.26%	7.69%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.33%	10.99%	3.83%	11.23%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4	1.10%	8.27%	7.91%	10.17%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Large Blend	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)	0.88%	12.39%	11.42%	13.61%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.77%	6.73%	-0.92%	1.02%
	Adviser: MFS
	Subadviser: N/A
US Fund Large Growth	MFS® Growth Fund - Class R3*	0.86%	12.03%	11.10%	15.34%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3*	1.02%	32.77%	7.21%	9.84%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Growth	MFS® International New Discovery Fund - Class R3* (Closed to Contracts issued on or about 9/1/2006)	1.28%	16.61%	2.37%	5.96%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.21%	12.36%	-0.70%	10.22%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*	0.99%	22.34%	5.55%	7.45%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Technology	MFS® Technology Fund - Class R3*	1.11%	16.07%	12.01%	18.19%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*	0.70%	7.07%	-0.11%	2.31%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3	0.72%	11.02%	6.29%	7.48%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Utilities	MFS® Utilities Fund - Class R3*	1.00%	14.85%	7.42%	9.33%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class R3*	0.79%	12.86%	9.80%	9.94%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Blend	MM S&P 500® Index Fund - Class R4	0.64%	17.06%	13.68%	14.10%
	Adviser: MML Investment Advisers, LLC
	Subadviser: BlackRock Investment Management, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	MML Barings Core Bond Fund - Class R4* (Formerly MassMutual Core Bond Fund)	0.78%	7.73%	0.01%	2.26%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)	0.91%	5.42%	1.99%	2.21%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Large Blend	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.05%	17.16%	13.68%	13.26%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Nomura Asset Strategy Fund - Class Y (Formerly Macquarie Asset Strategy Fund)	1.12%	16.63%	8.65%	8.28%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)	0.67%	7.37%	-0.21%	2.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Long-Term Bond	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)	0.81%	5.98%	-3.67%	2.55%
	Adviser: Delaware Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Nomura Large Cap Growth Fund - Class Y* (Formerly Macquarie Large Cap Growth Fund)	0.89%	8.84%	12.05%	15.45%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Natural Resources	Nomura Natural Resources Fund - Class Y* (Formerly Macquarie Natural Resources Fund)	1.22%	37.93%	15.69%	6.94%
	Adviser: Delaware Management Company
	Subadviser: Van Eck Associates Corporation
US Fund Technology	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund)	1.17%	33.80%	14.04%	17.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Growth	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)	1.13%	13.50%	2.03%	9.84%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A*	2.31%	9.45%	4.77%	8.58%
	Adviser: North Square Investments, LLC
	Subadviser: CSM Advisors, LLC
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class	0.32%	6.84%	-0.72%	1.62%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.91%	9.76%	11.08%	12.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class	0.29%	16.77%	12.82%	13.96%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	Nuveen Large Cap Growth Index Fund - Retirement Class	0.29%	18.21%	14.98%	17.77%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Value	Nuveen Large Cap Value Index Fund - Retirement Class	0.30%	15.55%	11.00%	10.21%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	11.06%	8.44%	8.52%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A*	1.02%	15.89%	7.77%	15.69%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund - Class A	1.04%	-2.75%	1.99%	9.60%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Natural Resources	PGIM Jennison Natural Resources Fund - Class A	1.26%	38.59%	16.70%	11.04%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Emerging Markets Bond	PIMCO Emerging Markets Bond Fund - Class A	1.56%	15.01%	2.33%	5.08%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.95%	7.74%	1.00%	2.98%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Administrative Class	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.87%	8.96%	-0.03%	2.21%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Large Blend	Putnam Core Equity Fund - Class A	0.95%	17.02%	15.58%	15.21%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund Foreign Small/Mid Blend	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)	1.48%	30.14%	7.52%	8.14%
	Adviser: Putnam Investment Management, LLC
	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Value	Putnam Large Cap Value Fund - Class A	0.85%	20.05%	15.17%	13.16%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Small Growth	Putnam Small Cap Growth Fund - Class A (Effective 1/15/2025, the subaccount is closed to new investors)	1.17%	8.91%	6.19%	13.31%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A	0.88%	10.88%	10.38%	14.69%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class*	1.49%	2.13%	8.53%	9.07%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*	1.49%	6.68%	9.88%	7.68%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	Russell Investments LifePoints® Aggressive Strategy Fund - Class R1* (Formerly Growth Strategy Fund) (Closed to Contracts issued on or about 5/3/2010)	0.96%	17.99%	9.09%	8.29%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Russell Investments LifePoints® Balanced Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)	0.93%	15.27%	6.81%	6.52%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Conservative Allocation	Russell Investments LifePoints® Conservative Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)	0.69%	9.55%	1.93%	3.42%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Aggressive Allocation	Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1* (Formerly Equity Growth Strategy Fund) (Closed to Contracts issued on or about 5/3/2010)	0.95%	19.26%	10.25%	9.04%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	Russell Investments LifePoints® Moderate Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)	0.79%	12.48%	4.38%	4.83%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	T. Rowe Price Equity Income Fund - R Class	1.25%	13.97%	10.69%	10.04%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Large Growth	T. Rowe Price Growth Stock Fund - R Class	1.17%	15.04%	8.79%	13.56%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class	0.99%	11.19%	4.46%	6.15%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class	0.99%	11.49%	4.78%	6.62%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class	1.01%	11.99%	5.09%	7.16%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class	1.03%	12.40%	5.49%	7.76%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class	1.05%	13.78%	6.25%	8.49%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class	1.08%	15.56%	7.14%	9.22%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class	1.09%	16.82%	7.89%	9.84%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class	1.10%	17.93%	8.50%	10.27%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class	1.12%	18.24%	8.69%	10.36%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class	1.13%	18.32%	8.69%	10.35%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class	1.14%	18.41%	8.69%	10.35%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	T. Rowe Price Retirement 2065 Fund - R Class	1.14%	18.34%	8.85%	11.99%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class	0.99%	10.63%	4.21%	5.76%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Templeton Developing Markets Trust - Class A* (Effective 6/1/2026, the Templeton Developing Markets Trust will be renamed to Templeton Emerging Markets Equity Fund)	1.39%	36.74%	3.86%	9.64%
	Adviser: Templeton Asset Management Ltd.
	Subadviser: Franklin Templeton Inv Mgmt Ltd
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	21.29%	7.52%	5.98%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Class A*	1.02%	12.40%	-2.02%	-0.45%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A	1.03%	16.80%	6.69%	6.30%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Moderately Conservative Allocation	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	10.75%	4.76%	6.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	10.33%	8.03%	10.94%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.81%	10.65%	8.68%	11.27%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	11.03%	3.69%	5.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.75%	11.35%	4.01%	5.36%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)	1.04%	16.73%	12.12%	11.96%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)	1.13%	13.23%	8.81%	15.17%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Health	The Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)	1.35%	15.59%	3.06%	7.43%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	8.92%	3.79%	5.62%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Inflation-Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	7.42%	1.80%	2.88%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	4.23%	9.47%	8.32%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)	1.30%	12.47%	0.15%	9.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)	0.72%	7.07%	-0.30%	2.38%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)	0.42%	7.24%	-0.05%	2.68%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Value	Thornburg American Opportunities Fund - Class R3* (Formerly Thornburg Small/Mid Cap Core Fund) (Closed to Contracts issued on or about 5/1/2009) (Effective 2/1/2026, the subaccount is closed to new investors)	1.45%	-0.86%	4.20%	7.70%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Large Value	Thornburg American Opportunities Fund - Class R4* (Formerly Thornburg Small/Mid Cap Core Fund) (Effective 2/1/2026, the subaccount is closed to new investors)	1.20%	-0.76%	4.30%	7.81%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Thornburg Focus Growth Fund - Class R3* (Formerly Thornburg Small/Mid Cap Growth Fund) (Closed to Contracts issued on or about 5/1/2009) (Effective 2/1/2026, the subaccount is closed to new investors) (Effective 2/1/2026, the subaccount is closed to new investors)	1.45%	4.30%	-1.29%	7.20%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	Thornburg Focus Growth Fund - Class R4* (Formerly Thornburg Small/Mid Cap Growth Fund) (Effective 2/1/2026, the subaccount is closed to new investors)	1.12%	4.39%	-1.20%	7.30%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) (Effective 2/1/2026, the subaccount is closed to new investors)	1.40%	33.56%	8.73%	8.71%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* (Effective 2/1/2026, the subaccount is closed to new investors)	1.15%	33.79%	8.95%	8.92%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Timothy Plan Large/Mid Cap Value Fund - Class A*	1.41%	4.73%	8.18%	9.46%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Global Moderate Allocation	UBS Global Allocation Fund - Class A*	1.43%	18.78%	4.73%	6.37%
	Adviser: UBS Asset Management (Americas) LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	UBS U.S. Allocation Fund - Class A	1.03%	13.08%	7.73%	9.18%
	Adviser: UBS Asset Management (Americas) Inc
	Subadviser: N/A
US Fund Large Blend	Victory Diversified Stock Fund - Class A	1.05%	23.44%	16.52%	13.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)	1.28%	11.84%	7.00%	9.26%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Victory Pioneer Equity Income Fund - Class A* (Formerly Pioneer Equity Income Fund)	1.00%	11.21%	8.89%	9.11%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Pioneer Fund - Class A* (Formerly Pioneer Fund)	0.92%	23.20%	14.88%	15.57%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Growth	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)	0.99%	13.98%	11.69%	14.07%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Victory Pioneer Global Equity Fund - Class A* (Formerly Pioneer Global Sustainable Equity Fund)	1.10%	41.08%	15.41%	12.75%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Victory Pioneer High Yield Fund - Class A* (Effective 3/31/2025, the Pioneer High Yield Fund was renamed to Victory Pioneer High Yield Fund)	1.10%	7.55%	3.94%	5.42%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Pioneer Mid Cap Value Fund - Class A (Formerly Pioneer Mid Cap Value Fund)	1.11%	10.74%	10.85%	8.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Pioneer Select Mid Cap Growth Fund - Class A* (Formerly Pioneer Select Mid Cap Growth Fund) (Closed to Contracts issued on or about 9/1/2009)	0.99%	20.41%	5.60%	11.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Multisector Bond	Victory Pioneer Strategic Income Fund - Class A* (Formerly Pioneer Strategic Income Fund)	1.07%	10.27%	1.99%	3.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)	1.37%	N/A	12.43%	11.37%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A	0.89%	2.33%	9.57%	10.60%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A	1.23%	1.41%	6.66%	9.19%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	11.77%	8.66%	9.34%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Mid-Cap Blend	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	1.31%	17.24%	9.47%	9.66%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A*	1.42%	1.05%	7.39%	7.62%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A	1.03%	8.22%	8.46%	8.19%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	41.87%	6.22%	5.65%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A*	1.17%	1.07%	6.45%	5.83%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-5795

Variable Option [Line Items]
Prospectuses Available [Text Block]
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	AB Discovery Growth Fund - Class A*	0.92%	6.70%	1.03%	10.76%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Small Value	AB Discovery Value Fund - Class A*	1.08%	2.54%	8.24%	8.11%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Global Bond-USD Hedged	AB Global Bond Fund - Class A*	0.78%	4.96%	-0.05%	1.98%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A*	1.45%	13.68%	5.51%	6.25%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	AB Growth Fund - Class A	1.10%	10.89%	11.33%	15.68%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund High Yield Bond	AB High Income Fund - Class A	0.86%	8.04%	4.42%	5.45%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Value	AB International Value Fund - Class A*	1.18%	41.97%	11.05%	6.66%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	AB Large Cap Value Fund - Class A (Formerly AB Value Fund)	0.89%	16.73%	13.56%	9.33%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Value	AB Relative Value Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)	0.90%	10.28%	11.03%	10.25%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A	1.04%	13.57%	0.25%	5.57%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I	1.25%	31.99%	16.01%	17.83%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I*	1.27%	17.01%	3.09%	11.63%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I	1.39%	4.89%	-5.27%	8.43%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A*	1.07%	15.15%	6.78%	7.45%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments (UK) Limited;Allspring Global Investments, LLC;
US Fund Intermediate Core Bond	Allspring Core Bond Fund - Class A*	0.70%	7.02%	-0.63%	1.77%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A*	1.43%	36.28%	1.49%	7.65%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Allspring International Equity Fund - Class A*	1.14%	30.81%	7.19%	6.19%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A*	1.04%	15.37%	7.21%	9.54%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Large Blend	American Century Investments® Disciplined Core Equity Fund - A Class (Formerly American Century Equity Growth Fund)	0.90%	18.14%	12.08%	12.41%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Investments® Equity Income Fund - A Class	1.19%	11.63%	7.50%	8.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Investments® Focused Large Cap Value Fund - A Class	1.09%	16.11%	10.21%	9.50%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Century Investments® Growth Fund - A Class*	1.08%	14.94%	12.46%	15.79%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	American Century Investments® Heritage Fund - A Class	1.25%	6.40%	4.84%	11.16%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Inflation-Protected Bond	American Century Investments® Inflation-Adjusted Bond Fund - A Class (Closed to Contracts issued on or about 6/13/2008)	0.79%	6.32%	0.59%	2.44%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Investments® Small Company Fund - A Class	1.10%	12.68%	6.09%	7.54%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Century Investments® Ultra® Fund - A Class* (Closed to Contracts issued on or about 6/13/2008)	1.12%	12.34%	11.43%	16.84%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Funds® AMCAP Fund® - Class R-3	0.97%	17.38%	10.12%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Moderate Allocation	American Funds® American Balanced Fund® - Class R-3	0.89%	18.08%	9.21%	9.43%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds® American Mutual Fund® - Class R-3	0.91%	15.74%	11.38%	10.94%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	American Funds® Capital Income Builder® - Class R-3	0.91%	19.97%	8.73%	7.47%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Blend	American Funds® Capital World Growth and Income Fund® - Class R-3	1.06%	24.33%	9.91%	10.52%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)	1.12%	28.35%	3.91%	7.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® Fundamental Investors® - Class R-3	0.93%	23.85%	14.08%	13.70%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® New Perspective Fund® - Class R-3	1.05%	20.85%	8.66%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Diversified Emerging Mkts	American Funds® New World Fund® - Class R-3	1.22%	27.76%	4.93%	9.20%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	American Funds® The Bond Fund of America® - Class R-3	0.88%	6.83%	-0.66%	1.90%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds® The Growth Fund of America® - Class R-3	0.93%	19.52%	11.44%	14.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderate Allocation	American Funds® The Income Fund of America® - Class R-3	0.90%	17.37%	8.69%	8.26%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® The Investment Company of America® - Class R-3	0.91%	20.08%	14.97%	13.69%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® The New Economy Fund® - Class R-3	1.05%	30.67%	10.15%	13.48%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	American Funds® Washington Mutual Investors Fund - Class R-3	0.91%	16.76%	13.57%	12.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Small Growth	AMG GW&K Small/Mid Cap Core Fund - Class N	1.07%	4.40%	6.34%	9.73%
	Adviser: AMG Funds LLC
	Subadviser: GW&K Investment Management, LLC
US Fund Large Growth	Ave Maria Growth Fund	0.91%	8.26%	8.46%	13.06%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.90%	-0.39%	8.90%	10.31%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.93%	2.82%	11.02%	10.44%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	BlackRock Advantage Large Cap Core Fund - Investor A Shares*	0.73%	20.05%	14.02%	14.14%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*	0.87%	21.37%	14.48%	16.55%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*	0.76%	15.00%	3.68%	10.08%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Small Blend	BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares* (Closed to Contracts issued on or about 6/13/2008)	0.73%	11.00%	6.81%	10.34%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*	0.92%	12.55%	10.58%	15.17%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares	0.94%	21.40%	11.45%	10.98%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*	1.11%	19.38%	5.49%	7.22%
	Adviser: BlackRock Advisors, LLC
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Intermediate Government	BlackRock Impact Mortgage Fund - Investor A Shares* (On September 26, 2025, the Board of BlackRock Impact Mortgage Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)	1.45%	N/A	-1.24%	1.03%
	Adviser: BlackRock Advisors, LLC
	Subadviser: BlackRock International Limited
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*	0.84%	13.27%	6.01%	8.09%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	15.04%	7.21%	9.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*	0.84%	16.67%	8.59%	9.99%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	18.13%	9.63%	10.62%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*	0.84%	19.79%	10.11%	10.95%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	20.58%	10.43%	11.14%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*	0.84%	20.79%	10.48%	10.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares*	0.84%	20.74%	10.46%	11.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	20.73%	14.67%	14.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*	0.84%	11.74%	4.14%	6.16%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Mid-Cap Growth	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares*	1.05%	0.15%	0.50%	11.13%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	BlackRock Mid-Cap Value Fund - Investor A Shares*	1.00%	13.43%	10.91%	10.75%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares	0.39%	17.42%	14.00%	14.34%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	6.66%	-0.82%	1.56%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	17.28%	13.86%	14.24%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	18.22%	10.01%	12.91%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	22.81%	3.24%	8.50%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A*	0.73%	7.89%	0.85%	2.73%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.91%	6.95%	7.75%	12.78%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Intermediate Core-Plus Bond	Calvert Income Fund - Class A*	0.92%	8.89%	1.19%	3.66%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	7.98%	11.21%	12.42%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	ClearBridge Growth Fund - Class A (Formerly ClearBridge Aggressive Growth Fund) (Closed to Contracts issued on or about 6/13/2008)	1.13%	7.16%	3.55%	6.98%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	ClearBridge Growth Fund - Class FI	1.13%	13.36%	4.76%	7.61%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A	1.15%	-1.55%	3.30%	6.87%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	ClearBridge Small Cap Fund - Class A*	1.07%	0.25%	3.48%	7.56%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI	1.24%	9.18%	-0.37%	9.28%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Value	ClearBridge Value Fund - Class A* (Formerly ClearBridge Value Trust)	1.01%	4.39%	11.40%	10.53%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Value	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust)	1.11%	10.34%	12.59%	11.07%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Foreign Large Growth	Columbia Acorn International Select℠ - Class A*	1.11%	20.31%	-0.21%	6.43%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A*	1.07%	4.56%	0.83%	8.27%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Blend	Columbia Contrarian Core Fund - Class A	0.98%	17.10%	13.84%	13.96%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Cornerstone Growth Fund - Class A (Formerly Columbia Large Cap Growth Fund)	0.97%	16.10%	13.86%	15.69%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Columbia Intrinsic Value Fund - Institutional Class (Effective 9/1/2025, the Columbia Large Cap Value Fund was renamed to Columbia Intrinsic Value Fund) (Closed to Contracts issued on or about 12/31/2010)	0.72%	19.91%	12.42%	11.44%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A*	1.05%	15.30%	9.54%	14.04%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A	1.13%	13.62%	11.06%	10.19%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.88%	13.84%	11.32%	10.47%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Select Small Cap Value Fund - Institutional Class*	0.97%	5.76%	8.43%	8.05%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Global Technology Fund - Class A*	1.25%	35.08%	18.63%	22.46%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A	1.16%	37.39%	19.14%	22.49%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Financial	Davis Financial Fund - Class A	0.94%	29.29%	18.29%	12.79%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Davis New York Venture Fund - Class A	0.91%	26.88%	12.46%	12.08%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Large Growth	Domini Impact Equity Fund℠ - Investor Shares	1.04%	11.63%	9.51%	12.20%
	Adviser: Domini Impact Investments LLC
	Subadviser: SSIM Funds Management Inc
US Fund Large Growth	DWS Capital Growth Fund - Class A	0.89%	12.09%	10.45%	14.77%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Large Value	DWS CROCI® Equity Dividend Fund - Class A	1.02%	3.46%	8.34%	9.17%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A*	1.16%	13.61%	1.97%	3.88%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: DWS International GmbH
US Fund Foreign Large Growth	DWS International Opportunities Fund - Class A* (Formerly DWS International Growth Fund)	1.19%	19.12%	2.70%	6.62%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Real Estate	DWS RREEF Real Estate Securities Fund - Class A (Closed to Contracts issued on or about 12/29/2006)	1.00%	-0.53%	3.97%	4.98%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: RREEF America L.L.C.
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	-5.88%	6.11%	10.06%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A	0.97%	11.01%	8.17%	9.13%
	Adviser: Eaton Vance Management
	Subadviser: N/A
US Fund Large Value	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008)	0.99%	8.48%	9.16%	10.85%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.96%	8.18%	4.64%	5.62%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A	1.00%	12.12%	10.26%	9.74%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A*	1.18%	10.29%	5.92%	7.12%
	Adviser: Eaton Vance Management
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class	0.58%	30.92%	8.38%	7.73%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Global Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	0.99%	13.79%	7.01%	8.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class	0.54%	6.94%	8.49%	10.10%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Empower S&P Small Cap 600® Index Fund - Investor Class*	0.56%	5.55%	6.70%	9.24%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R*	1.96%	11.50%	1.25%	9.51%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A*	1.15%	9.54%	11.34%	14.65%
	Adviser: Federated MDTA LLC
	Subadviser: N/A
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)	1.14%	6.80%	8.96%	8.37%
	Adviser: Federated MDTA LLC
	Subadviser: N/A
US Fund Large Value	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.)	1.12%	14.47%	9.40%	8.54%
	Adviser: Federated Equity Management Company Of Pennsylvania
	Subadviser: N/A
US Fund Large Growth	Fidelity Advisor® Equity Growth Fund - Class M (Closed to Contracts issued on or about 6/13/2008)	1.16%	13.98%	12.87%	16.67%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M	1.23%	19.67%	12.65%	12.66%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M (also known as Fidelity® Real Estate Investment Portfolio - Class M)	1.18%	1.96%	4.75%	4.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Large Blend	Fidelity Advisor® Stock Selector Fund - Class M (Effective 1/1/2025, the Fidelity Advisor® Stock Selector All Cap Fund was renamed to Fidelity Advisor® Stock Selector Fund)	1.04%	18.24%	11.77%	13.39%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A	0.83%	6.00%	3.19%	4.91%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Formerly Franklin Strategic Income Fund)	0.72%	3.16%	1.04%	2.70%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A	0.83%	11.33%	7.77%	9.19%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Franklin Growth Fund - Class A	0.78%	8.92%	8.38%	13.11%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Income Fund - Class A1	0.61%	8.12%	6.94%	7.20%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A	0.82%	8.68%	5.55%	7.10%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Beacon Fund - Class A	1.01%	18.38%	8.51%	8.93%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.20%	16.57%	10.71%	8.04%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	5.32%	7.99%	6.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)	0.97%	1.40%	7.50%	9.09%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*	0.73%	2.92%	-1.31%	1.35%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Franklin Templeton Institutional, LLC
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A*	1.10%	9.35%	4.99%	4.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.98%	8.17%	3.18%	5.04%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)	1.00%	15.69%	12.21%	14.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*	1.00%	10.43%	10.93%	9.30%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A*	1.15%	7.05%	4.53%	11.37%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	9.25%	9.68%	9.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Class A*	1.26%	10.38%	7.16%	7.69%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A*	1.25%	1.64%	-0.05%	9.66%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	7.95%	-0.42%	1.25%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.91%	11.86%	7.93%	8.70%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)	0.85%	14.01%	11.78%	13.18%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.91%	17.19%	12.41%	12.20%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	9.79%	3.21%	8.85%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Health	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.18%	15.79%	3.19%	7.58%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	0.15%	6.08%	7.10%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.79%	0.15%	6.41%	7.43%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Aggressive Allocation	Hartford Moderately Aggressive Allocation Fund - Class R4 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	17.30%	8.11%	8.91%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	Hartford Moderately Aggressive Allocation Fund - Class R5 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Closed to Contracts issued on or about 5/1/2009)	0.79%	17.66%	8.44%	9.25%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	6.54%	1.01%	8.39%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	12.68%	0.45%	10.27%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.77%	7.04%	-0.29%	2.49%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.70%	4.32%	2.62%	1.96%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A*	1.49%	18.48%	9.12%	5.93%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.80%	17.15%	15.24%	11.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A	1.04%	4.78%	3.77%	11.08%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	15.43%	10.49%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A	1.27%	15.91%	3.28%	5.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Growth	Invesco Global Fund - Class A	1.03%	15.24%	7.05%	10.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A	1.14%	7.12%	-7.43%	5.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A*	1.05%	12.79%	1.55%	2.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A	1.05%	131.03%	17.54%	21.07%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Growth and Income Fund - Class A	0.78%	15.47%	12.82%	10.74%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.07%	16.86%	0.15%	2.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Blend	Invesco International Diversified Fund - Class A	1.31%	21.06%	1.11%	6.09%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco International Growth Fund - Class A (Formerly Invesco Oppenheimer International Growth Fund)	1.14%	15.81%	2.01%	5.59%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Value	Invesco International Value Fund - Class A* (Formerly Invesco EQV European Equity Fund)	1.11%	23.77%	5.61%	5.05%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A	1.03%	18.80%	14.13%	13.41%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Main Street Fund® - Class A	0.79%	15.93%	12.44%	12.50%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A	1.04%	8.92%	8.99%	9.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Invesco Multi-Asset Income Fund - Class A*	0.94%	10.48%	2.66%	4.05%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.38%	-0.20%	3.20%	3.75%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.96%	17.40%	12.78%	11.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A	1.25%	7.78%	7.01%	9.26%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A	1.16%	5.69%	-0.89%	8.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Value	Invesco Small Cap Value Fund - Class A	1.10%	17.64%	20.72%	14.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A	1.02%	20.15%	19.86%	14.16%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S	1.07%	14.57%	7.99%	9.68%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S	1.16%	7.22%	7.19%	12.24%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Janus Henderson Flexible Bond Fund - Class S* (Closed to Contracts issued on or about 6/13/2008)	0.90%	7.22%	-0.47%	2.07%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.05%	17.87%	11.21%	15.63%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S	1.32%	6.29%	8.43%	8.40%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.19%	28.29%	8.94%	8.77%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.70%	7.10%	-0.17%	2.02%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	13.83%	12.41%	17.98%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	-2.88%	2.86%	8.31%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	6.13%	-2.92%	10.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.19%	11.93%	9.41%	8.48%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	12.21%	4.58%	6.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	13.98%	5.73%	7.53%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	15.20%	7.11%	8.58%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	16.30%	8.02%	9.33%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.12%	8.74%	9.79%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.67%	8.98%	9.90%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.64%	8.97%	9.91%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.63%	8.99%	10.11%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	JPMorgan SmartRetirement® 2065 Fund - Class A*	0.84%	17.57%	14.93%	14.93%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	12.04%	4.13%	5.44%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.00%	6.72%	7.20%	10.88%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Admin Class* (Formerly Loomis Sayles Bond Fund)	1.14%	8.60%	2.11%	3.42%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Value	Lord Abbett Affiliated Fund - Class A	0.69%	15.75%	11.38%	10.33%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Multisector Bond	Lord Abbett Bond-Debenture Fund - Class A	0.90%	8.39%	2.20%	4.85%
	Adviser: Lord Abbett
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A	0.94%	14.37%	-1.21%	11.02%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A	0.89%	16.19%	12.44%	13.12%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A	0.93%	17.15%	13.29%	10.90%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A	0.94%	31.41%	7.88%	7.61%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A	1.16%	0.58%	5.79%	7.80%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Massachusetts Investors Trust - Class R3	0.69%	13.56%	11.44%	12.64%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4	1.11%	16.42%	12.60%	15.72%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Large Value	MassMutual Diversified Value Fund - Class R4	1.05%	16.77%	13.15%	10.96%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R4	1.38%	14.99%	6.64%	10.38%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4*	1.11%	3.27%	3.37%	9.46%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4*	1.24%	25.46%	7.26%	7.69%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.33%	10.99%	3.83%	11.23%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4	1.10%	8.27%	7.91%	10.17%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Large Blend	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)	0.88%	12.39%	11.42%	13.61%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.77%	6.73%	-0.92%	1.02%
	Adviser: MFS
	Subadviser: N/A
US Fund Large Growth	MFS® Growth Fund - Class R3*	0.86%	12.03%	11.10%	15.34%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3*	1.02%	32.77%	7.21%	9.84%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Growth	MFS® International New Discovery Fund - Class R3* (Closed to Contracts issued on or about 9/1/2006)	1.28%	16.61%	2.37%	5.96%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.21%	12.36%	-0.70%	10.22%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*	0.99%	22.34%	5.55%	7.45%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Technology	MFS® Technology Fund - Class R3*	1.11%	16.07%	12.01%	18.19%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*	0.70%	7.07%	-0.11%	2.31%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3	0.72%	11.02%	6.29%	7.48%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Utilities	MFS® Utilities Fund - Class R3*	1.00%	14.85%	7.42%	9.33%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class R3*	0.79%	12.86%	9.80%	9.94%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Blend	MM S&P 500® Index Fund - Class R4	0.64%	17.06%	13.68%	14.10%
	Adviser: MML Investment Advisers, LLC
	Subadviser: BlackRock Investment Management, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	MML Barings Core Bond Fund - Class R4* (Formerly MassMutual Core Bond Fund)	0.78%	7.73%	0.01%	2.26%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)	0.91%	5.42%	1.99%	2.21%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Large Blend	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.05%	17.16%	13.68%	13.26%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Nomura Asset Strategy Fund - Class Y (Formerly Macquarie Asset Strategy Fund)	1.12%	16.63%	8.65%	8.28%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)	0.67%	7.37%	-0.21%	2.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Long-Term Bond	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)	0.81%	5.98%	-3.67%	2.55%
	Adviser: Delaware Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Nomura Large Cap Growth Fund - Class Y* (Formerly Macquarie Large Cap Growth Fund)	0.89%	8.84%	12.05%	15.45%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Natural Resources	Nomura Natural Resources Fund - Class Y* (Formerly Macquarie Natural Resources Fund)	1.22%	37.93%	15.69%	6.94%
	Adviser: Delaware Management Company
	Subadviser: Van Eck Associates Corporation
US Fund Technology	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund)	1.17%	33.80%	14.04%	17.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Growth	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)	1.13%	13.50%	2.03%	9.84%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A*	2.31%	9.45%	4.77%	8.58%
	Adviser: North Square Investments, LLC
	Subadviser: CSM Advisors, LLC
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class	0.32%	6.84%	-0.72%	1.62%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.91%	9.76%	11.08%	12.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class	0.29%	16.77%	12.82%	13.96%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	Nuveen Large Cap Growth Index Fund - Retirement Class	0.29%	18.21%	14.98%	17.77%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Value	Nuveen Large Cap Value Index Fund - Retirement Class	0.30%	15.55%	11.00%	10.21%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	11.06%	8.44%	8.52%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A*	1.02%	15.89%	7.77%	15.69%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund - Class A	1.04%	-2.75%	1.99%	9.60%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Natural Resources	PGIM Jennison Natural Resources Fund - Class A	1.26%	38.59%	16.70%	11.04%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Emerging Markets Bond	PIMCO Emerging Markets Bond Fund - Class A	1.56%	15.01%	2.33%	5.08%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.95%	7.74%	1.00%	2.98%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Administrative Class	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.87%	8.96%	-0.03%	2.21%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Large Blend	Putnam Core Equity Fund - Class A	0.95%	17.02%	15.58%	15.21%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund Foreign Small/Mid Blend	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)	1.48%	30.14%	7.52%	8.14%
	Adviser: Putnam Investment Management, LLC
	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Value	Putnam Large Cap Value Fund - Class A	0.85%	20.05%	15.17%	13.16%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Small Growth	Putnam Small Cap Growth Fund - Class A (Effective 1/15/2025, the subaccount is closed to new investors)	1.17%	8.91%	6.19%	13.31%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A	0.88%	10.88%	10.38%	14.69%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class*	1.49%	2.13%	8.53%	9.07%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*	1.49%	6.68%	9.88%	7.68%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	Russell Investments LifePoints® Aggressive Strategy Fund - Class R1* (Formerly Growth Strategy Fund) (Closed to Contracts issued on or about 5/3/2010)	0.96%	17.99%	9.09%	8.29%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Russell Investments LifePoints® Balanced Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)	0.93%	15.27%	6.81%	6.52%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Conservative Allocation	Russell Investments LifePoints® Conservative Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)	0.69%	9.55%	1.93%	3.42%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Aggressive Allocation	Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1* (Formerly Equity Growth Strategy Fund) (Closed to Contracts issued on or about 5/3/2010)	0.95%	19.26%	10.25%	9.04%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	Russell Investments LifePoints® Moderate Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)	0.79%	12.48%	4.38%	4.83%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	T. Rowe Price Equity Income Fund - R Class	1.25%	13.97%	10.69%	10.04%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Large Growth	T. Rowe Price Growth Stock Fund - R Class	1.17%	15.04%	8.79%	13.56%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class	0.99%	11.19%	4.46%	6.15%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class	0.99%	11.49%	4.78%	6.62%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class	1.01%	11.99%	5.09%	7.16%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class	1.03%	12.40%	5.49%	7.76%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class	1.05%	13.78%	6.25%	8.49%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class	1.08%	15.56%	7.14%	9.22%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class	1.09%	16.82%	7.89%	9.84%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class	1.10%	17.93%	8.50%	10.27%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class	1.12%	18.24%	8.69%	10.36%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class	1.13%	18.32%	8.69%	10.35%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class	1.14%	18.41%	8.69%	10.35%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	T. Rowe Price Retirement 2065 Fund - R Class	1.14%	18.34%	8.85%	11.99%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class	0.99%	10.63%	4.21%	5.76%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Templeton Developing Markets Trust - Class A* (Effective 6/1/2026, the Templeton Developing Markets Trust will be renamed to Templeton Emerging Markets Equity Fund)	1.39%	36.74%	3.86%	9.64%
	Adviser: Templeton Asset Management Ltd.
	Subadviser: Franklin Templeton Inv Mgmt Ltd
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	21.29%	7.52%	5.98%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Class A*	1.02%	12.40%	-2.02%	-0.45%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A	1.03%	16.80%	6.69%	6.30%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Moderately Conservative Allocation	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	10.75%	4.76%	6.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	10.33%	8.03%	10.94%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.81%	10.65%	8.68%	11.27%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	11.03%	3.69%	5.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.75%	11.35%	4.01%	5.36%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)	1.04%	16.73%	12.12%	11.96%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)	1.13%	13.23%	8.81%	15.17%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Health	The Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)	1.35%	15.59%	3.06%	7.43%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	8.92%	3.79%	5.62%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Inflation-Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	7.42%	1.80%	2.88%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	4.23%	9.47%	8.32%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)	1.30%	12.47%	0.15%	9.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)	0.72%	7.07%	-0.30%	2.38%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)	0.42%	7.24%	-0.05%	2.68%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Value	Thornburg American Opportunities Fund - Class R3* (Formerly Thornburg Small/Mid Cap Core Fund) (Closed to Contracts issued on or about 5/1/2009) (Effective 2/1/2026, the subaccount is closed to new investors)	1.45%	-0.86%	4.20%	7.70%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Large Value	Thornburg American Opportunities Fund - Class R4* (Formerly Thornburg Small/Mid Cap Core Fund) (Effective 2/1/2026, the subaccount is closed to new investors)	1.20%	-0.76%	4.30%	7.81%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Thornburg Focus Growth Fund - Class R3* (Formerly Thornburg Small/Mid Cap Growth Fund) (Closed to Contracts issued on or about 5/1/2009) (Effective 2/1/2026, the subaccount is closed to new investors) (Effective 2/1/2026, the subaccount is closed to new investors)	1.45%	4.30%	-1.29%	7.20%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	Thornburg Focus Growth Fund - Class R4* (Formerly Thornburg Small/Mid Cap Growth Fund) (Effective 2/1/2026, the subaccount is closed to new investors)	1.12%	4.39%	-1.20%	7.30%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) (Effective 2/1/2026, the subaccount is closed to new investors)	1.40%	33.56%	8.73%	8.71%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* (Effective 2/1/2026, the subaccount is closed to new investors)	1.15%	33.79%	8.95%	8.92%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Timothy Plan Large/Mid Cap Value Fund - Class A*	1.41%	4.73%	8.18%	9.46%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Global Moderate Allocation	UBS Global Allocation Fund - Class A*	1.43%	18.78%	4.73%	6.37%
	Adviser: UBS Asset Management (Americas) LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	UBS U.S. Allocation Fund - Class A	1.03%	13.08%	7.73%	9.18%
	Adviser: UBS Asset Management (Americas) Inc
	Subadviser: N/A
US Fund Large Blend	Victory Diversified Stock Fund - Class A	1.05%	23.44%	16.52%	13.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)	1.28%	11.84%	7.00%	9.26%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Victory Pioneer Equity Income Fund - Class A* (Formerly Pioneer Equity Income Fund)	1.00%	11.21%	8.89%	9.11%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Pioneer Fund - Class A* (Formerly Pioneer Fund)	0.92%	23.20%	14.88%	15.57%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Growth	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)	0.99%	13.98%	11.69%	14.07%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Victory Pioneer Global Equity Fund - Class A* (Formerly Pioneer Global Sustainable Equity Fund)	1.10%	41.08%	15.41%	12.75%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Victory Pioneer High Yield Fund - Class A* (Effective 3/31/2025, the Pioneer High Yield Fund was renamed to Victory Pioneer High Yield Fund)	1.10%	7.55%	3.94%	5.42%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Pioneer Mid Cap Value Fund - Class A (Formerly Pioneer Mid Cap Value Fund)	1.11%	10.74%	10.85%	8.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Pioneer Select Mid Cap Growth Fund - Class A* (Formerly Pioneer Select Mid Cap Growth Fund) (Closed to Contracts issued on or about 9/1/2009)	0.99%	20.41%	5.60%	11.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Multisector Bond	Victory Pioneer Strategic Income Fund - Class A* (Formerly Pioneer Strategic Income Fund)	1.07%	10.27%	1.99%	3.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)	1.37%	N/A	12.43%	11.37%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A	0.89%	2.33%	9.57%	10.60%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A	1.23%	1.41%	6.66%	9.19%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	11.77%	8.66%	9.34%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Mid-Cap Blend	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	1.31%	17.24%	9.47%	9.66%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A*	1.42%	1.05%	7.39%	7.62%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A	1.03%	8.22%	8.46%	8.19%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	41.87%	6.22%	5.65%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A*	1.17%	1.07%	6.45%	5.83%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055033 [Member] | C000021390 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	5.32%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	6.94%
C000055033 [Member] | C000084424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	14.73%
C000055033 [Member] | C000084366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000055033 [Member] | C000023811 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	5.98%
C000055033 [Member] | C000028755 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	2.54%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	8.11%
C000055033 [Member] | C000089292 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	36.28%
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	7.65%
C000055033 [Member] | C000162988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	American Century Investments® U.S. Government Money Market Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.68%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000055033 [Member] | C000024480 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds® Capital World Growth and Income Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	24.33%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	10.52%
C000055033 [Member] | C000025067 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds® The Growth Fund of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	11.44%
Average Annual Total Returns, 10 Years [Percent]	14.77%
C000055033 [Member] | C000023988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	American Funds® The Income Fund of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	8.26%
C000055033 [Member] | C000000115 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	10.19%
C000055033 [Member] | C000000296 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.28%
C000055033 [Member] | C000023762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	12.78%
C000055033 [Member] | C000009516 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Subadviser: Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	26.88%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000055033 [Member] | C000013484 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000055033 [Member] | C000013949 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	19.67%
Average Annual Total Returns, 5 Years [Percent]	12.65%
Average Annual Total Returns, 10 Years [Percent]	12.66%
C000055033 [Member] | C000025497 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	1.64%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	9.66%
C000055033 [Member] | C000209633 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.82%
C000055033 [Member] | C000000616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Limited
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(0.20%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.75%
C000055033 [Member] | C000084495 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	20.72%
Average Annual Total Returns, 10 Years [Percent]	14.64%
C000055033 [Member] | C000084507 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	20.15%
Average Annual Total Returns, 5 Years [Percent]	19.86%
Average Annual Total Returns, 10 Years [Percent]	14.16%
C000055033 [Member] | C000077654 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	9.68%
C000055033 [Member] | C000077622 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.87%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	15.63%
C000055033 [Member] | C000077692 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	28.29%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000055033 [Member] | C000019539 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	0.58%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	7.80%
C000055033 [Member] | C000002018 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: MFS
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	1.02%
C000055033 [Member] | C000026608 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.74%
Average Annual Total Returns, 5 Years [Percent]	1.00%
Average Annual Total Returns, 10 Years [Percent]	2.98%
C000055033 [Member] | C000026645 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	8.96%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000055033 [Member] | C000042672 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) (Effective 2/1/2026, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	33.56%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.71%
C000055033 [Member] | C000144972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	9.26%
C000055033 [Member] | C000002358 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]
Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)

Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 5 Years [Percent]	12.43%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000055033 [Member] | C000021611 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	41.87%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	5.65%
C000055033 [Member] | C000028113 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	4.96%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	1.98%
C000055033 [Member] | C000027601 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.04%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	5.45%
C000055033 [Member] | C000015865 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Investments® Equity Income Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.63%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	8.70%
C000055033 [Member] | C000016485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Investments® Small Company Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	7.54%
C000055033 [Member] | C000026378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds® New World Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	27.76%
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	9.20%
C000055033 [Member] | C000004204 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	8.26%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	13.06%
C000055033 [Member] | C000004205 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(0.39%)
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000055033 [Member] | C000004203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	10.44%
C000055033 [Member] | C000089953 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	9.02%
C000055033 [Member] | C000089957 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000055033 [Member] | C000089962 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.58%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	11.14%
C000055033 [Member] | C000187068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	10.78%
C000055033 [Member] | C000251826 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2070 - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	14.67%
Average Annual Total Returns, 10 Years [Percent]	14.67%
C000055033 [Member] | C000043702 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	18.22%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	12.91%
C000055033 [Member] | C000011378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	22.81%
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000055033 [Member] | C000046514 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.98%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	12.42%
C000055033 [Member] | C000009466 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund℠ - Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: SSIM Funds Management Inc
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.63%
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	12.20%
C000055033 [Member] | C000014179 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(5.88%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	10.06%
C000055033 [Member] | C000095750 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	30.92%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	7.73%
C000055033 [Member] | C000069828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000055033 [Member] | C000095752 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Investment Managers Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000055033 [Member] | C000069818 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P Small Cap 600® Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Investment Managers Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	5.55%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	9.24%
C000055033 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	8.37%
C000055033 [Member] | C000270424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M (also known as Fidelity® Real Estate Investment Portfolio - Class M)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	1.96%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	4.33%
C000055033 [Member] | C000021377 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000055033 [Member] | C000057076 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	9.35%
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	4.68%
C000055033 [Member] | C000025485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	9.68%
C000055033 [Member] | C000175600 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	9.79%
Average Annual Total Returns, 5 Years [Percent]	3.21%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000055033 [Member] | C000092474 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	18.48%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	5.93%
C000055033 [Member] | C000000366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	8.64%
C000055033 [Member] | C000209210 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.24%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	10.78%
C000055033 [Member] | C000209214 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	7.12%
Average Annual Total Returns, 5 Years [Percent]	(7.43%)
Average Annual Total Returns, 10 Years [Percent]	5.30%
C000055033 [Member] | C000209140 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	131.03%
Average Annual Total Returns, 5 Years [Percent]	17.54%
Average Annual Total Returns, 10 Years [Percent]	21.07%
C000055033 [Member] | C000209335 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	21.06%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	6.09%
C000055033 [Member] | C000209276 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.40%
Average Annual Total Returns, 5 Years [Percent]	12.78%
Average Annual Total Returns, 10 Years [Percent]	11.82%
C000055033 [Member] | C000010798 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	17.98%
C000055033 [Member] | C000050048 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.21%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	6.55%
C000055033 [Member] | C000032449 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	7.53%
C000055033 [Member] | C000050052 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	8.58%
C000055033 [Member] | C000032453 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	9.33%
C000055033 [Member] | C000050059 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	8.74%
Average Annual Total Returns, 10 Years [Percent]	9.79%
C000055033 [Member] | C000050060 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.67%
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]	9.90%
C000055033 [Member] | C000172118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.63%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	10.11%
C000055033 [Member] | C000032433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.04%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	5.44%
C000055033 [Member] | C000012579 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Adviser: Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	10.88%
C000055033 [Member] | C000140352 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	15.72%
C000055033 [Member] | C000140384 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.77%
Average Annual Total Returns, 5 Years [Percent]	13.15%
Average Annual Total Returns, 10 Years [Percent]	10.96%
C000055033 [Member] | C000137068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund World Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	10.38%
C000055033 [Member] | C000140357 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	3.27%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	9.46%
C000055033 [Member] | C000140360 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	25.46%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000055033 [Member] | C000140361 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	11.23%
C000055033 [Member] | C000137078 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.17%
C000055033 [Member] | C000002222 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 5 Years [Percent]	(0.70%)
Average Annual Total Returns, 10 Years [Percent]	10.22%
C000055033 [Member] | C000010191 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock Investment Management, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	14.10%
C000055033 [Member] | C000137083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	MML Barings Core Bond Fund - Class R4* (Formerly MassMutual Core Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.73%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	2.26%
C000055033 [Member] | C000137077 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000055033 [Member] | C000077156 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)
Portfolio Company Adviser [Text Block]	Adviser: Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	13.26%
C000055033 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.59%
C000055033 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	(3.67%)
Average Annual Total Returns, 10 Years [Percent]	2.55%
C000055033 [Member] | C000017272 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.50%
Average Annual Total Returns, 5 Years [Percent]	2.03%
Average Annual Total Returns, 10 Years [Percent]	9.84%
C000055033 [Member] | C000079524 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Nuveen Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	6.84%
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	1.62%
C000055033 [Member] | C000023379 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	12.02%
C000055033 [Member] | C000033987 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.77%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	13.96%
C000055033 [Member] | C000001720 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	35.74%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000055033 [Member] | C000014661 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Nuveen Large Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	14.98%
Average Annual Total Returns, 10 Years [Percent]	17.77%
C000055033 [Member] | C000014663 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Nuveen Large Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	11.00%
Average Annual Total Returns, 10 Years [Percent]	10.21%
C000055033 [Member] | C000007558 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Harris Associates L.P.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	8.52%
C000055033 [Member] | C000012400 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	38.59%
Average Annual Total Returns, 5 Years [Percent]	16.70%
Average Annual Total Returns, 10 Years [Percent]	11.04%
C000055033 [Member] | C000026659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Administrative Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	1.94%
C000055033 [Member] | C000089748 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.60%
C000055033 [Member] | C000040997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	5.05%
C000055033 [Member] | C000040943 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000055033 [Member] | C000089743 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	4.23%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	8.32%
C000055033 [Member] | C000012333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Subadviser: Westwood Management Corp
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	4.73%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	9.46%
C000055033 [Member] | C000256497 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	11.69%
Average Annual Total Returns, 10 Years [Percent]	14.07%
C000055033 [Member] | C000181155 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	9.34%
C000055033 [Member] | C000027567 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Tactical Allocation
Portfolio Company Name [Text Block]	AB Global Risk Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	13.68%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	6.25%
C000055033 [Member] | C000028762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	41.97%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	6.66%
C000055033 [Member] | C000017107 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	American Century Investments® Heritage Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	11.16%
C000055033 [Member] | C000017061 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Investments® Ultra® Fund - A Class* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	11.43%
Average Annual Total Returns, 10 Years [Percent]	16.84%
C000055033 [Member] | C000026331 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	28.35%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000055033 [Member] | C000110729 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.07%
C000055033 [Member] | C000020203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	9.09%
C000055033 [Member] | C000025422 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.17%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	5.04%
C000055033 [Member] | C000025402 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Mortgages Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
C000055033 [Member] | C000084479 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	17.15%
Average Annual Total Returns, 5 Years [Percent]	15.24%
Average Annual Total Returns, 10 Years [Percent]	11.90%
C000055033 [Member] | C000109814 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	9.91%
C000055033 [Member] | C000238569 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2065 Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	14.93%
C000055033 [Member] | C000071436 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	32.77%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	9.84%
C000055033 [Member] | C000023844 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	6.30%
C000055033 [Member] | C000002333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	23.44%
Average Annual Total Returns, 5 Years [Percent]	16.52%
Average Annual Total Returns, 10 Years [Percent]	13.69%
C000055033 [Member] | C000028748 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	AB Large Cap Value Fund - Class A (Formerly AB Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.73%
Average Annual Total Returns, 5 Years [Percent]	13.56%
Average Annual Total Returns, 10 Years [Percent]	9.33%
C000055033 [Member] | C000025000 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	(5.27%)
Average Annual Total Returns, 10 Years [Percent]	8.43%
C000055033 [Member] | C000024006 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds® AMCAP Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.38%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	12.31%
C000055033 [Member] | C000023940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	American Funds® American Balanced Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.08%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	9.43%
C000055033 [Member] | C000024452 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds® American Mutual Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	10.94%
C000055033 [Member] | C000024466 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	American Funds® Capital Income Builder® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	7.47%
C000055033 [Member] | C000025053 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds® Fundamental Investors® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	23.85%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	13.70%
C000055033 [Member] | C000026305 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds® New Perspective Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	20.85%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	12.31%
C000055033 [Member] | C000025100 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds® The Bond Fund of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	(0.66%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
C000055033 [Member] | C000026217 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds® The Investment Company of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	20.08%
Average Annual Total Returns, 5 Years [Percent]	14.97%
Average Annual Total Returns, 10 Years [Percent]	13.69%
C000055033 [Member] | C000026238 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds® The New Economy Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	30.67%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	13.48%
C000055033 [Member] | C000025722 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds® Washington Mutual Investors Fund - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.76%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	12.75%
C000055033 [Member] | C000063260 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.79%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.95%
C000055033 [Member] | C000213845 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.74%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	11.67%
C000055033 [Member] | C000007904 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.42%
Average Annual Total Returns, 5 Years [Percent]	14.00%
Average Annual Total Returns, 10 Years [Percent]	14.34%
C000055033 [Member] | C000000765 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.82%)
Average Annual Total Returns, 10 Years [Percent]	1.56%
C000055033 [Member] | C000000295 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	17.28%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	14.24%
C000055033 [Member] | C000014095 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	1.19%
Average Annual Total Returns, 10 Years [Percent]	3.66%
C000055033 [Member] | C000044861 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	ClearBridge Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.36%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.61%
C000055033 [Member] | C000046569 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	(0.37%)
Average Annual Total Returns, 10 Years [Percent]	9.28%
C000055033 [Member] | C000097437 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Intrinsic Value Fund - Institutional Class (Effective 9/1/2025, the Columbia Large Cap Value Fund was renamed to Columbia Intrinsic Value Fund) (Closed to Contracts issued on or about 12/31/2010)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.91%
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	11.44%
C000055033 [Member] | C000029850 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.62%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	10.19%
C000055033 [Member] | C000029854 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.84%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	10.47%
C000055033 [Member] | C000097594 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Fund - Institutional Class*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	5.76%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.05%
C000055033 [Member] | C000097563 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	35.08%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	22.46%
C000055033 [Member] | C000026732 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R*
Portfolio Company Adviser [Text Block]	Adviser: Federated Global Investment Management Corp
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	9.51%
C000055033 [Member] | C000026743 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes MDT Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	9.54%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	14.65%
C000055033 [Member] | C000024716 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.)
Portfolio Company Adviser [Text Block]	Adviser: Federated Equity Management Company Of Pennsylvania
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.47%
Average Annual Total Returns, 5 Years [Percent]	9.40%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000055033 [Member] | C000116892 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Stock Selector Fund - Class M (Effective 1/1/2025, the Fidelity Advisor® Stock Selector All Cap Fund was renamed to Fidelity Advisor® Stock Selector Fund)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	18.24%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	13.39%
C000055033 [Member] | C000019841 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	4.91%
C000055033 [Member] | C000018620 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Core Plus Bond Fund - Class A* (Formerly Franklin Strategic Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	2.70%
C000055033 [Member] | C000019856 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	9.19%
C000055033 [Member] | C000018329 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	7.20%
C000055033 [Member] | C000019861 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.68%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.10%
C000055033 [Member] | C000021373 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	18.38%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	8.93%
C000055033 [Member] | C000025455 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Core Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.69%
Average Annual Total Returns, 5 Years [Percent]	12.21%
Average Annual Total Returns, 10 Years [Percent]	14.20%
C000055033 [Member] | C000025467 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	9.30%
C000055033 [Member] | C000025491 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000055033 [Member] | C000025503 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	10.38%
Average Annual Total Returns, 5 Years [Percent]	7.16%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000055033 [Member] | C000008597 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.86%
Average Annual Total Returns, 5 Years [Percent]	7.93%
Average Annual Total Returns, 10 Years [Percent]	8.70%
C000055033 [Member] | C000008635 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	11.78%
Average Annual Total Returns, 10 Years [Percent]	13.18%
C000055033 [Member] | C000008637 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.19%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	12.20%
C000055033 [Member] | C000040968 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	0.15%
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	7.43%
C000055033 [Member] | C000040941 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Moderately Aggressive Allocation Fund - Class R5 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	9.25%
C000055033 [Member] | C000008627 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	10.27%
C000055033 [Member] | C000008631 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	2.49%
C000055033 [Member] | C000209639 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	11.08%
C000055033 [Member] | C000209627 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.79%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	2.90%
C000055033 [Member] | C000084376 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.74%
C000055033 [Member] | C000209266 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	12.50%
C000055033 [Member] | C000209346 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	9.73%
C000055033 [Member] | C000001325 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.89%)
Average Annual Total Returns, 10 Years [Percent]	8.97%
C000055033 [Member] | C000077741 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	12.24%
C000055033 [Member] | C000002235 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	22.34%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.45%
C000055033 [Member] | C000002271 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	9.94%
C000055033 [Member] | C000017267 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	33.80%
Average Annual Total Returns, 5 Years [Percent]	14.04%
Average Annual Total Returns, 10 Years [Percent]	17.59%
C000055033 [Member] | C000091525 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Core Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	15.58%
Average Annual Total Returns, 10 Years [Percent]	15.21%
C000055033 [Member] | C000010763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	30.14%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	8.14%
C000055033 [Member] | C000015218 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	15.17%
Average Annual Total Returns, 10 Years [Percent]	13.16%
C000055033 [Member] | C000017306 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Sustainable Leaders Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	10.38%
Average Annual Total Returns, 10 Years [Percent]	14.69%
C000055033 [Member] | C000005438 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	10.04%
C000055033 [Member] | C000005455 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	13.56%
C000055033 [Member] | C000005488 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	6.15%
C000055033 [Member] | C000049239 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	6.62%
C000055033 [Member] | C000005492 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	7.16%
C000055033 [Member] | C000049241 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	7.76%
C000055033 [Member] | C000005495 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.78%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	8.49%
C000055033 [Member] | C000049243 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	9.22%
C000055033 [Member] | C000005498 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	9.84%
C000055033 [Member] | C000049234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	10.27%
C000055033 [Member] | C000040837 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	18.24%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	10.36%
C000055033 [Member] | C000049245 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	18.32%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	10.35%
C000055033 [Member] | C000141689 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	10.35%
C000055033 [Member] | C000220705 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.99%
C000055033 [Member] | C000005501 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.63%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	5.76%
C000055033 [Member] | C000023828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	(2.02%)
Average Annual Total Returns, 10 Years [Percent]	(0.45%)
C000055033 [Member] | C000040986 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	11.27%
C000055033 [Member] | C000040998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.35%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	5.36%
C000055033 [Member] | C000040989 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
C000055033 [Member] | C000028083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Victory Pioneer Global Equity Fund - Class A* (Formerly Pioneer Global Sustainable Equity Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	41.08%
Average Annual Total Returns, 5 Years [Percent]	15.41%
Average Annual Total Returns, 10 Years [Percent]	12.75%
C000055033 [Member] | C000011629 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Pioneer Mid Cap Value Fund - Class A (Formerly Pioneer Mid Cap Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.74%
Average Annual Total Returns, 5 Years [Percent]	10.85%
Average Annual Total Returns, 10 Years [Percent]	8.69%
C000055033 [Member] | C000027930 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Pioneer Select Mid Cap Growth Fund - Class A* (Formerly Pioneer Select Mid Cap Growth Fund) (Closed to Contracts issued on or about 9/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	20.41%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	11.79%
C000055033 [Member] | C000028124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Victory Pioneer Strategic Income Fund - Class A* (Formerly Pioneer Strategic Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	3.79%
C000055033 [Member] | C000002356 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	1.41%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	9.19%
C000055033 [Member] | C000021605 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.22%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	8.19%
C000055033 [Member] | C000021621 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	1.07%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	5.83%
C000055033 [Member] | C000028067 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	AB Discovery Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	6.70%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	10.76%
C000055033 [Member] | C000028997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	AB Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	15.68%
C000055033 [Member] | C000027911 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	AB Relative Value Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.28%
Average Annual Total Returns, 5 Years [Percent]	11.03%
Average Annual Total Returns, 10 Years [Percent]	10.25%
C000055033 [Member] | C000027972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.57%
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	5.57%
C000055033 [Member] | C000025004 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	31.99%
Average Annual Total Returns, 5 Years [Percent]	16.01%
Average Annual Total Returns, 10 Years [Percent]	17.83%
C000055033 [Member] | C000025002 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I*
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	17.01%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	11.63%
C000055033 [Member] | C000089552 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments (UK) Limited;Allspring Global Investments, LLC;
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	7.45%
C000055033 [Member] | C000020333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Allspring Core Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	1.77%
C000055033 [Member] | C000019901 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Allspring International Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	30.81%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	6.19%
C000055033 [Member] | C000089461 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	15.37%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	9.54%
C000055033 [Member] | C000016467 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Century Investments® Disciplined Core Equity Fund - A Class (Formerly American Century Equity Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.14%
Average Annual Total Returns, 5 Years [Percent]	12.08%
Average Annual Total Returns, 10 Years [Percent]	12.41%
C000055033 [Member] | C000015872 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Investments® Focused Large Cap Value Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	9.50%
C000055033 [Member] | C000017102 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Investments® Growth Fund - A Class*
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	14.94%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	15.79%
C000055033 [Member] | C000016438 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	American Century Investments® Inflation-Adjusted Bond Fund - A Class (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.32%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	2.44%
C000055033 [Member] | C000157696 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	AMG GW&K Small/Mid Cap Core Fund - Class N
Portfolio Company Adviser [Text Block]	Adviser: AMG Funds LLC
Portfolio Company Subadviser [Text Block]	Subadviser: GW&K Investment Management, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	9.73%
C000055033 [Member] | C000176339 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	14.02%
Average Annual Total Returns, 10 Years [Percent]	14.14%
C000055033 [Member] | C000004885 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	21.37%
Average Annual Total Returns, 5 Years [Percent]	14.48%
Average Annual Total Returns, 10 Years [Percent]	16.55%
C000055033 [Member] | C000004049 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	10.08%
C000055033 [Member] | C000006079 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	10.34%
C000055033 [Member] | C000006952 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.55%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	15.17%
C000055033 [Member] | C000005780 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	21.40%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	10.98%
C000055033 [Member] | C000005790 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	19.38%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	7.22%
C000055033 [Member] | C000202301 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	BlackRock Impact Mortgage Fund - Investor A Shares* (On September 26, 2025, the Board of BlackRock Impact Mortgage Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.)
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 5 Years [Percent]	(1.24%)
Average Annual Total Returns, 10 Years [Percent]	1.03%
C000055033 [Member] | C000011997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	6.01%
Average Annual Total Returns, 10 Years [Percent]	8.09%
C000055033 [Member] | C000011999 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.67%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000055033 [Member] | C000012001 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.74%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	6.16%
C000055033 [Member] | C000004038 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	0.15%
Average Annual Total Returns, 5 Years [Percent]	0.50%
Average Annual Total Returns, 10 Years [Percent]	11.13%
C000055033 [Member] | C000006998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	13.43%
Average Annual Total Returns, 5 Years [Percent]	10.91%
Average Annual Total Returns, 10 Years [Percent]	10.75%
C000055033 [Member] | C000023758 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	2.73%
C000055033 [Member] | C000044856 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	ClearBridge Growth Fund - Class A (Formerly ClearBridge Aggressive Growth Fund) (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	7.16%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	6.98%
C000055033 [Member] | C000011723 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(1.55%)
Average Annual Total Returns, 5 Years [Percent]	3.30%
Average Annual Total Returns, 10 Years [Percent]	6.87%
C000055033 [Member] | C000110736 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	ClearBridge Small Cap Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	0.25%
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	7.56%
C000055033 [Member] | C000110727 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Fund - Class A* (Formerly ClearBridge Value Trust)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	11.40%
Average Annual Total Returns, 10 Years [Percent]	10.53%
C000055033 [Member] | C000024970 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Columbia Acorn International Select℠ - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	20.31%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	6.43%
C000055033 [Member] | C000024954 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	4.56%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	8.27%
C000055033 [Member] | C000032888 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	13.84%
Average Annual Total Returns, 10 Years [Percent]	13.96%
C000055033 [Member] | C000032910 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Cornerstone Growth Fund - Class A (Formerly Columbia Large Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	16.10%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	15.69%
C000055033 [Member] | C000029874 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	14.04%
C000055033 [Member] | C000097546 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Technology and Information Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	37.39%
Average Annual Total Returns, 5 Years [Percent]	19.14%
Average Annual Total Returns, 10 Years [Percent]	22.49%
C000055033 [Member] | C000009539 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Financial
Portfolio Company Name [Text Block]	Davis Financial Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Subadviser: Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	29.29%
Average Annual Total Returns, 5 Years [Percent]	18.29%
Average Annual Total Returns, 10 Years [Percent]	12.79%
C000055033 [Member] | C000015670 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	14.77%
C000055033 [Member] | C000016932 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	DWS CROCI® Equity Dividend Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	3.46%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	9.17%
C000055033 [Member] | C000014875 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	DWS Emerging Markets Fixed Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: DWS International GmbH
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	3.88%
C000055033 [Member] | C000014890 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Opportunities Fund - Class A* (Formerly DWS International Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	19.12%
Average Annual Total Returns, 5 Years [Percent]	2.70%
Average Annual Total Returns, 10 Years [Percent]	6.62%
C000055033 [Member] | C000099785 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	DWS RREEF Real Estate Securities Fund - Class A (Closed to Contracts issued on or about 12/29/2006)
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: RREEF America L.L.C.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(0.53%)
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	4.98%
C000055033 [Member] | C000014207 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Eaton Vance Management
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.13%
C000055033 [Member] | C000014213 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	8.48%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	10.85%
C000055033 [Member] | C000014226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.12%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	9.74%
C000055033 [Member] | C000014191 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Eaton Vance Worldwide Health Sciences Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Subadviser: Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	7.12%
C000055033 [Member] | C000013989 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Fidelity Advisor® Equity Growth Fund - Class M (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	12.87%
Average Annual Total Returns, 10 Years [Percent]	16.67%
C000055033 [Member] | C000018324 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	13.11%
C000055033 [Member] | C000018526 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Templeton Institutional, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	2.92%
Average Annual Total Returns, 5 Years [Percent]	(1.31%)
Average Annual Total Returns, 10 Years [Percent]	1.35%
C000055033 [Member] | C000008599 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	7.58%
C000055033 [Member] | C000040967 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	0.15%
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	7.10%
C000055033 [Member] | C000040940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Moderately Aggressive Allocation Fund - Class R4 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	8.91%
C000055033 [Member] | C000011524 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.54%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	8.39%
C000055033 [Member] | C000008623 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	2.62%
Average Annual Total Returns, 10 Years [Percent]	1.96%
C000055033 [Member] | C000000551 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	3.28%
Average Annual Total Returns, 10 Years [Percent]	5.78%
C000055033 [Member] | C000209234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Growth Fund - Class A (Formerly Invesco Oppenheimer International Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	5.59%
C000055033 [Member] | C000000540 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Invesco International Value Fund - Class A* (Formerly Invesco EQV European Equity Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Ltd
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	23.77%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	5.05%
C000055033 [Member] | C000209248 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.80%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	13.41%
C000055033 [Member] | C000107688 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Invesco Multi-Asset Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.48%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	4.05%
C000055033 [Member] | C000000490 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	7.78%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	9.26%
C000055033 [Member] | C000077746 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Fund - Class S* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
C000055033 [Member] | C000077677 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.40%
C000055033 [Member] | C000009616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.10%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	2.02%
C000055033 [Member] | C000007653 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(2.88%)
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	8.31%
C000055033 [Member] | C000010813 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	(2.92%)
Average Annual Total Returns, 10 Years [Percent]	10.55%
C000055033 [Member] | C000010894 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.93%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	8.48%
C000055033 [Member] | C000018124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Income Fund - Admin Class* (Formerly Loomis Sayles Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	3.42%
C000055033 [Member] | C000018428 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	10.33%
C000055033 [Member] | C000018454 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord Abbett
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	4.85%
C000055033 [Member] | C000018473 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	14.37%
Average Annual Total Returns, 5 Years [Percent]	(1.21%)
Average Annual Total Returns, 10 Years [Percent]	11.02%
C000055033 [Member] | C000019088 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	13.12%
C000055033 [Member] | C000019515 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.15%
Average Annual Total Returns, 5 Years [Percent]	13.29%
Average Annual Total Returns, 10 Years [Percent]	10.90%
C000055033 [Member] | C000019525 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	31.41%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	7.61%
C000055033 [Member] | C000002049 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.56%
Average Annual Total Returns, 5 Years [Percent]	11.44%
Average Annual Total Returns, 10 Years [Percent]	12.64%
C000055033 [Member] | C000002199 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	13.61%
C000055033 [Member] | C000006442 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	15.34%
C000055033 [Member] | C000006532 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Growth
Portfolio Company Name [Text Block]	MFS® International New Discovery Fund - Class R3* (Closed to Contracts issued on or about 9/1/2006)
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	16.61%
Average Annual Total Returns, 5 Years [Percent]	2.37%
Average Annual Total Returns, 10 Years [Percent]	5.96%
C000055033 [Member] | C000002258 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	MFS® Technology Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	12.01%
Average Annual Total Returns, 10 Years [Percent]	18.19%
C000055033 [Member] | C000006772 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	2.31%
C000055033 [Member] | C000006558 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000055033 [Member] | C000006644 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.85%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.33%
C000055033 [Member] | C000017258 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Nomura Asset Strategy Fund - Class Y (Formerly Macquarie Asset Strategy Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	16.63%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000055033 [Member] | C000017293 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Nomura Large Cap Growth Fund - Class Y* (Formerly Macquarie Large Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.84%
Average Annual Total Returns, 5 Years [Percent]	12.05%
Average Annual Total Returns, 10 Years [Percent]	15.45%
C000055033 [Member] | C000073948 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Nomura Natural Resources Fund - Class Y* (Formerly Macquarie Natural Resources Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Van Eck Associates Corporation
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	37.93%
Average Annual Total Returns, 5 Years [Percent]	15.69%
Average Annual Total Returns, 10 Years [Percent]	6.94%
C000055033 [Member] | C000205671 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: CSM Advisors, LLC
Current Expenses [Percent]	2.31%
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	8.58%
C000055033 [Member] | C000012929 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	15.69%
C000055033 [Member] | C000012674 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(2.75%)
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	9.60%
C000055033 [Member] | C000026680 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.56%
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	5.08%
C000055033 [Member] | C000002303 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Putnam Small Cap Growth Fund - Class A (Effective 1/15/2025, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	13.31%
C000055033 [Member] | C000026008 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class*
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	2.13%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	9.07%
C000055033 [Member] | C000026025 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	6.68%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000055033 [Member] | C000027574 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Russell Investments LifePoints® Aggressive Strategy Fund - Class R1* (Formerly Growth Strategy Fund) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.99%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	8.29%
C000055033 [Member] | C000027576 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Russell Investments LifePoints® Balanced Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.27%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	6.52%
C000055033 [Member] | C000027580 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Conservative Allocation
Portfolio Company Name [Text Block]	Russell Investments LifePoints® Conservative Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	3.42%
C000055033 [Member] | C000027582 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Aggressive Allocation
Portfolio Company Name [Text Block]	Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1* (Formerly Equity Growth Strategy Fund) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	19.26%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	9.04%
C000055033 [Member] | C000027578 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Russell Investments LifePoints® Moderate Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.48%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	4.83%
C000055033 [Member] | C000023832 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Templeton Developing Markets Trust - Class A* (Effective 6/1/2026, the Templeton Developing Markets Trust will be renamed to Templeton Emerging Markets Equity Fund)
Portfolio Company Adviser [Text Block]	Adviser: Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Templeton Inv Mgmt Ltd
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	36.74%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	9.64%
C000055033 [Member] | C000040985 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.33%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	10.94%
C000055033 [Member] | C000041003 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Dividend and Growth Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	16.73%
Average Annual Total Returns, 5 Years [Percent]	12.12%
Average Annual Total Returns, 10 Years [Percent]	11.96%
C000055033 [Member] | C000040919 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	The Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.23%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	15.17%
C000055033 [Member] | C000040934 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	The Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	7.43%
C000055033 [Member] | C000040952 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.42%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	2.88%
C000055033 [Member] | C000040970 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	The Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	9.97%
C000055033 [Member] | C000040988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
C000055033 [Member] | C000042670 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Thornburg American Opportunities Fund - Class R3* (Formerly Thornburg Small/Mid Cap Core Fund) (Closed to Contracts issued on or about 5/1/2009) (Effective 2/1/2026, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(0.86%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	7.70%
C000055033 [Member] | C000042669 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Thornburg American Opportunities Fund - Class R4* (Formerly Thornburg Small/Mid Cap Core Fund) (Effective 2/1/2026, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(0.76%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	7.81%
C000055033 [Member] | C000042674 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Thornburg Focus Growth Fund - Class R3* (Formerly Thornburg Small/Mid Cap Growth Fund) (Closed to Contracts issued on or about 5/1/2009) (Effective 2/1/2026, the subaccount is closed to new investors) (Effective 2/1/2026, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	4.30%
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	7.20%
C000055033 [Member] | C000042673 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Thornburg Focus Growth Fund - Class R4* (Formerly Thornburg Small/Mid Cap Growth Fund) (Effective 2/1/2026, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	(1.20%)
Average Annual Total Returns, 10 Years [Percent]	7.30%
C000055033 [Member] | C000042671 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4* (Effective 2/1/2026, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	8.92%
C000055033 [Member] | C000008182 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	UBS Global Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: UBS Asset Management (Americas) LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	18.78%
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	6.37%
C000055033 [Member] | C000006689 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	UBS U.S. Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: UBS Asset Management (Americas) Inc
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	7.73%
Average Annual Total Returns, 10 Years [Percent]	9.18%
C000055033 [Member] | C000011065 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Victory Pioneer Equity Income Fund - Class A* (Formerly Pioneer Equity Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	9.11%
C000055033 [Member] | C000011118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Pioneer Fund - Class A* (Formerly Pioneer Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	23.20%
Average Annual Total Returns, 5 Years [Percent]	14.88%
Average Annual Total Returns, 10 Years [Percent]	15.57%
C000055033 [Member] | C000256543 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Victory Pioneer High Yield Fund - Class A* (Effective 3/31/2025, the Pioneer High Yield Fund was renamed to Victory Pioneer High Yield Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	5.42%
C000055033 [Member] | C000002334 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	2.33%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	10.60%
C000055033 [Member] | C000181196 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	9.66%
C000055033 [Member] | C000181226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	1.05%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	7.62%
C000055033 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]
•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation Method of Benefit [Text Block]
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

C000055033 [Member] | Participant Loan Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

C000055033 [Member] | Systematic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systematic Withdrawal Option
C000055033 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000055033 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000055033 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at anytime. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

C000055033 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com

C000055033 [Member] | Risks Associated With Underlying Funds Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000055033 [Member] | Company's Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000055033 [Member] | Deduction Of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000055033 [Member] | Limitations On Surrenders And Withdrawals Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000055033 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
C000055033 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000055033 [Member] | Reservation Of Rights Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.

C000055033 [Member] | Cyber Security And Disruptions To Business Operations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

C000065160 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.36%
	Investment options (Fund fees and expenses)[2]	0.29%	4.63%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,406	Highest Annual Cost: $4,481
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.36%
	Investment options (Fund fees and expenses)[2]	0.29%	4.63%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,406	Highest Annual Cost: $4,481
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.36%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.29%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.63%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.36%
	Investment options (Fund fees and expenses)[2]	0.29%	4.63%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,406	Highest Annual Cost: $4,481
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,406
Highest Annual Cost [Dollars]	$ 4,481
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is this a Short-Term Investment?
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks
What Are the Risks Associated with the Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Changes to the Funds and Separate Account
Are There any Restrictions on Contract Benefits?
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts –Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers

Are There any Transfer Restrictions?
General Account values may be transferred to one or more Sub-Accounts within the Separate Accounts or, if applicable, to one or more sub-accounts within a separate account under a related contract, except that the Contract contains at least one of the following restrictions for transfers to and from the General Account option, depending on your individual Plan’s Contract. Please check your Plan materials to determine what type of restrictions your Plan’s Contract contains:
Frequency: We reserve the right to limit the number of transfers to no more than one per Valuation Day or twelve per Contract Year, with no two transfers being made on consecutive Valuation Days;
No Transfer to Competing Funds: You may not transfer account value directly from the General Account option to a competing fund in the Plan’s fund line-up. Competing funds are generally money market funds or other stable value funds as described under the Contract or related contract of your Plan;
Limits on Transfers to Competing Funds: Transfers of assets that were held in the General Account at any time during the preceding 90-day period to a competing fund are prohibited;
Limits on Transfers from Competing Funds: Transfers of assets presently held in a competing fund, or that were held in a competing fund during the preceding 90 days, to the General Account option are prohibited; or
Other Limits on Transfers from the General Account Option: We may limit the sum of any such transfers for a Participant’s Account in any Participant’s Contract Year to 1/6th of the General Account value of such Participant’s Account as of the end of the preceding Participant’s Contract Year.

General Account Option
TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution

Should I Exchange My Contract?
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Federal Tax Considerations

Investment Restrictions [Text Block]
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.

Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender your Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2025 that you may pay periodically during the time that you participate in the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – General Account Options and Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.29%	4.63%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$10,503	$20,585	$30,502	$57,780
1.05%	$10,308	$20,031	$29,626	$56,336
0.85%	$10,113	$19,473	$28,742	$54,861
0.75%	$10,016	$19,194	$28,297	$54,112
0.65%	$9,918	$18,914	$27,850	$53,355
0.50%	$9,772	$18,493	$27,175	$52,205
0.35%	$9,626	$18,070	$26,497	$51,037
0.15%	$9,432	$17,504	$25,585	$49,451
0.00%	$9,285	$17,079	$24,896	$48,240

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$6,057	$17,981	$29,654	$57,780
1.05%	$5,852	$17,408	$28,768	$56,336
0.85%	$5,647	$16,832	$27,874	$54,861
0.75%	$5,545	$16,544	$27,424	$54,112
0.65%	$5,442	$16,254	$26,972	$53,355
0.50%	$5,288	$15,819	$26,290	$52,205
0.35%	$5,135	$15,383	$25,604	$51,037
0.15%	$4,930	$14,799	$24,682	$49,451
0.00%	$4,776	$14,359	$23,985	$48,240

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$6,057	$17,981	$29,654	$57,780
1.05%	$5,852	$17,408	$28,768	$56,336
0.85%	$5,647	$16,832	$27,874	$54,861
0.75%	$5,545	$16,544	$27,424	$54,112
0.65%	$5,442	$16,254	$26,972	$53,355
0.50%	$5,288	$15,819	$26,290	$52,205
0.35%	$5,135	$15,383	$25,604	$51,037
0.15%	$4,930	$14,799	$24,682	$49,451
0.00%	$4,776	$14,359	$23,985	$48,240

Transaction Expenses [Table Text Block]
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Transfer Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Other Amount), Maximum [Percent]	1.25%
Base Contract Expense (of Other Amount), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50
Other Annual Expense, Minimum [Dollars]	$ 50
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.29%	4.63%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	4.63%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$10,503	$20,585	$30,502	$57,780
1.05%	$10,308	$20,031	$29,626	$56,336
0.85%	$10,113	$19,473	$28,742	$54,861
0.75%	$10,016	$19,194	$28,297	$54,112
0.65%	$9,918	$18,914	$27,850	$53,355
0.50%	$9,772	$18,493	$27,175	$52,205
0.35%	$9,626	$18,070	$26,497	$51,037
0.15%	$9,432	$17,504	$25,585	$49,451
0.00%	$9,285	$17,079	$24,896	$48,240

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,503
Surrender Expense, 1 Year, Minimum [Dollars]	9,285
Surrender Expense, 3 Years, Maximum [Dollars]	20,585
Surrender Expense, 3 Years, Minimum [Dollars]	17,079
Surrender Expense, 5 Years, Maximum [Dollars]	30,502
Surrender Expense, 5 Years, Minimum [Dollars]	24,896
Surrender Expense, 10 Years, Maximum [Dollars]	57,780
Surrender Expense, 10 Years, Minimum [Dollars]	$ 48,240
Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$6,057	$17,981	$29,654	$57,780
1.05%	$5,852	$17,408	$28,768	$56,336
0.85%	$5,647	$16,832	$27,874	$54,861
0.75%	$5,545	$16,544	$27,424	$54,112
0.65%	$5,442	$16,254	$26,972	$53,355
0.50%	$5,288	$15,819	$26,290	$52,205
0.35%	$5,135	$15,383	$25,604	$51,037
0.15%	$4,930	$14,799	$24,682	$49,451
0.00%	$4,776	$14,359	$23,985	$48,240

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,057
Annuitized Expense, 1 Year, Minimum [Dollars]	4,776
Annuitized Expense, 3 Years, Maximum [Dollars]	17,981
Annuitized Expense, 3 Years, Minimum [Dollars]	14,359
Annuitized Expense, 5 Years, Maximum [Dollars]	29,654
Annuitized Expense, 5 Years, Minimum [Dollars]	23,985
Annuitized Expense, 10 Years, Maximum [Dollars]	57,780
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 48,240
No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$6,057	$17,981	$29,654	$57,780
1.05%	$5,852	$17,408	$28,768	$56,336
0.85%	$5,647	$16,832	$27,874	$54,861
0.75%	$5,545	$16,544	$27,424	$54,112
0.65%	$5,442	$16,254	$26,972	$53,355
0.50%	$5,288	$15,819	$26,290	$52,205
0.35%	$5,135	$15,383	$25,604	$51,037
0.15%	$4,930	$14,799	$24,682	$49,451
0.00%	$4,776	$14,359	$23,985	$48,240

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,057
No Surrender Expense, 1 Year, Minimum [Dollars]	4,776
No Surrender Expense, 3 Years, Maximum [Dollars]	17,981
No Surrender Expense, 3 Years, Minimum [Dollars]	14,359
No Surrender Expense, 5 Years, Maximum [Dollars]	29,654
No Surrender Expense, 5 Years, Minimum [Dollars]	23,985
No Surrender Expense, 10 Years, Maximum [Dollars]	57,780
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 48,240
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the
Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either deducted via Method 1 (daily deduction as a percentage of net asset value of each fund) or Method 2 (quarterly deduction as a percentage of the average daily assets of Sub-Accounts during calendar quarter), depending on which method is selected by your Employer)

•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the
Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either deducted via Method 1 (daily deduction as a percentage of net asset value of each fund) or Method 2 (quarterly deduction as a percentage of the average daily assets of Sub-Accounts during calendar quarter), depending on which method is selected by your Employer)

•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – General Account Options and Underlying Funds
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A*	1.08%	2.54%	8.24%	8.11%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)	1.18%	41.97%	11.05%	6.66%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Value	AB Large Cap Value Fund - Class A (Formerly AB Value Fund) (Closed to Contracts issued on or about 5/3/2010)	0.89%	16.73%	13.56%	9.33%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.04%	13.57%	0.25%	5.57%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I	1.25%	31.99%	16.01%	17.83%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I* (Closed to Contracts issued on or about 8/1/2012)	1.27%	17.01%	3.09%	11.63%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I	1.39%	4.89%	-5.27%	8.43%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A*	1.07%	15.15%	6.78%	7.45%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments (UK) Limited;Allspring Global Investments, LLC;
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A*	1.43%	36.28%	1.49%	7.65%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A*	1.04%	15.37%	7.21%	9.54%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Intermediate Core Bond	American Century Investments® Diversified Bond Fund - A Class	0.85%	6.79%	-0.75%	1.52%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Investments® Equity Income Fund - A Class	1.19%	11.63%	7.50%	8.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Century Investments® Growth Fund - A Class*	1.08%	14.94%	12.46%	15.79%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Value	American Century Investments® Mid Cap Value Fund - A Class	1.22%	8.64%	8.49%	8.77%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Value	American Century Investments® Small Cap Value Fund - A Class	1.33%	-3.57%	6.77%	8.67%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Funds® AMCAP Fund® - Class R-3	0.97%	17.38%	10.12%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Moderate Allocation	American Funds® American Balanced Fund® - Class R-3 (Closed to Contracts issued on or about 5/3/2010)	0.89%	18.08%	9.21%	9.43%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds® American Mutual Fund® - Class R-3	0.91%	15.74%	11.38%	10.94%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	American Funds® Capital Income Builder® - Class R-3	0.91%	19.97%	8.73%	7.47%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Blend	American Funds® Capital World Growth and Income Fund® - Class R-3	1.06%	24.33%	9.91%	10.52%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)	1.12%	28.35%	3.91%	7.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® Fundamental Investors® - Class R-3	0.93%	23.85%	14.08%	13.70%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® New Perspective Fund® - Class R-3	1.05%	20.85%	8.66%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Small/Mid Stock	American Funds® SMALLCAP World Fund® - Class R-3 (Closed to Contracts issued on or about 5/3/2010)	1.30%	13.70%	1.12%	8.54%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	American Funds® The Bond Fund of America® - Class R-3 (Closed to Contracts issued on or about 5/3/2010)	0.88%	6.83%	-0.66%	1.90%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds® The Growth Fund of America® - Class R-3	0.93%	19.52%	11.44%	14.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderate Allocation	American Funds® The Income Fund of America® - Class R-3	0.90%	17.37%	8.69%	8.26%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® The Investment Company of America® - Class R-3	0.91%	20.08%	14.97%	13.69%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® The New Economy Fund® - Class R-3	1.05%	30.67%	10.15%	13.48%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds® Washington Mutual Investors Fund - Class R-3	0.91%	16.76%	13.57%	12.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	Ave Maria Growth Fund	0.91%	8.26%	8.46%	13.06%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.90%	-0.39%	8.90%	10.31%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.93%	2.82%	11.02%	10.44%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013)	0.87%	21.37%	14.48%	16.55%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*	0.76%	15.00%	3.68%	10.08%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*	0.92%	12.55%	10.58%	15.17%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares	0.94%	21.40%	11.45%	10.98%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*	1.11%	19.38%	5.49%	7.22%
	Adviser: BlackRock Advisors, LLC
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*	0.84%	13.27%	6.01%	8.09%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	15.04%	7.21%	9.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*	0.84%	16.67%	8.59%	9.99%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	18.13%	9.63%	10.62%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*	0.84%	19.79%	10.11%	10.95%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	20.58%	10.43%	11.14%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*	0.84%	20.79%	10.48%	10.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares*	0.84%	20.74%	10.46%	11.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	20.73%	14.67%	14.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*	0.84%	11.74%	4.14%	6.16%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Mid-Cap Value	BlackRock Mid-Cap Value Fund - Investor A Shares*	1.00%	13.43%	10.91%	10.75%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares	0.39%	17.42%	14.00%	14.34%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	6.66%	-0.82%	1.56%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	17.28%	13.86%	14.24%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	18.22%	10.01%	12.91%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	22.81%	3.24%	8.50%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	0.73%	7.89%	0.85%	2.73%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.91%	6.95%	7.75%	12.78%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Intermediate Core-Plus Bond	Calvert Income Fund - Class A* (Closed to Contracts issued on or about 9/30/2011)	0.92%	8.89%	1.19%	3.66%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	7.98%	11.21%	12.42%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	ClearBridge Growth Fund - Class FI (Closed to Contracts issued on or about 5/3/2010)	1.13%	13.36%	4.76%	7.61%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A	1.15%	-1.55%	3.30%	6.87%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A	1.20%	3.24%	-1.50%	8.65%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012)	1.24%	9.18%	-0.37%	9.28%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Value	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust) (Closed to Contracts issued on or about 5/3/2010)	1.11%	10.34%	12.59%	11.07%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A*	1.07%	4.56%	0.83%	8.27%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Blend	Columbia Contrarian Core Fund - Class A	0.98%	17.10%	13.84%	13.96%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Cornerstone Growth Fund - Class A (Formerly Columbia Large Cap Growth Fund)	0.97%	16.10%	13.86%	15.69%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Columbia Intrinsic Value Fund - Institutional Class (Effective 9/1/2025, the Columbia Large Cap Value Fund was renamed to Columbia Intrinsic Value Fund) (Closed to Contracts issued on or about 12/31/2010)	0.72%	19.91%	12.42%	11.44%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	1.05%	15.30%	9.54%	14.04%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A	1.13%	13.62%	11.06%	10.19%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.88%	13.84%	11.32%	10.47%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Select Small Cap Value Fund - Institutional Class*	0.97%	5.76%	8.43%	8.05%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.25%	35.08%	18.63%	22.46%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Columbia Small Cap Value Fund I - Class A*	1.20%	14.60%	12.14%	11.03%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Large Value	Davis New York Venture Fund - Class A	0.91%	26.88%	12.46%	12.08%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Large Value	Davis Opportunity Fund - Class A (Closed to Contracts issued on or about 5/3/2010)	0.94%	22.02%	12.52%	12.09%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Large Growth	DWS Capital Growth Fund - Class A	0.89%	12.09%	10.45%	14.77%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	DWS International Opportunities Fund - Class A* (Formerly DWS International Growth Fund)	1.19%	19.12%	2.70%	6.62%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	-5.88%	6.11%	10.06%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A	0.97%	11.01%	8.17%	9.13%
	Adviser: Eaton Vance Management
	Subadviser: N/A
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.96%	8.18%	4.64%	5.62%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A	1.00%	12.12%	10.26%	9.74%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Federated Hermes Fund for U.S. Government Securities - Class A* (Closed to Contracts issued on or about 5/3/2010)	0.97%	7.65%	-0.61%	0.94%
	Adviser: Federated Investment Management Company
	Subadviser: N/A
US Fund Global Moderate Allocation	Federated Hermes Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.15%	16.61%	5.37%	6.65%
	Adviser: Federated Global Investment Management Corp
	Subadviser: Federated Investment Management Company
US Fund Foreign Large Blend	Federated Hermes International Leaders Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.09%	36.91%	8.55%	8.04%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 5/3/2010)	1.96%	11.50%	1.25%	9.51%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.15%	9.54%	11.34%	14.65%
	Adviser: Federated MDTA LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)	1.14%	6.80%	8.96%	8.37%
	Adviser: Federated MDTA LLC
	Subadviser: N/A
US Fund Large Value	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.) (Closed to Contracts issued on or about 5/3/2010)	1.12%	14.47%	9.40%	8.54%
	Adviser: Federated Equity Management Company Of Pennsylvania
	Subadviser: N/A
US Fund High Yield Bond	Federated Hermes Sustainable High Yield Bond Fund, Inc. - Class A* (Closed to Contracts issued on or about 5/3/2010)	0.90%	8.00%	3.56%	5.47%
	Adviser: Federated Investment Management Company
	Subadviser: Hermes Investment Management Ltd
US Fund Intermediate Core-Plus Bond	Federated Hermes Total Return Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	0.94%	6.71%	-0.37%	2.25%
	Adviser: Federated Investment Management Company
	Subadviser: N/A
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012)	1.23%	19.67%	12.65%	12.66%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Stock Selector Fund - Class M (Effective 1/1/2025, the Fidelity Advisor® Stock Selector All Cap Fund was renamed to Fidelity Advisor® Stock Selector Fund) (Closed to Contracts issued on or about 8/1/2012)	1.04%	18.24%	11.77%	13.39%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A	0.83%	6.00%	3.19%	4.91%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Formerly Franklin Strategic Income Fund)	0.72%	3.16%	1.04%	2.70%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A	0.83%	11.33%	7.77%	9.19%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Franklin Growth Fund - Class A	0.78%	8.92%	8.38%	13.11%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund High Yield Bond	Franklin High Income Fund - Class A1*	0.74%	4.72%	4.18%	6.30%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Income Fund - Class A1	0.61%	8.12%	6.94%	7.20%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A	0.82%	8.68%	5.55%	7.10%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.01%	18.38%	8.51%	8.93%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.20%	16.57%	10.71%	8.04%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	5.32%	7.99%	6.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)	0.97%	1.40%	7.50%	9.09%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*	0.73%	2.92%	-1.31%	1.35%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Franklin Templeton Institutional, LLC
US Fund Government Mortgage-Backed Bond	Franklin U.S. Government Securities Fund - Class A1* (Closed to Contracts issued on or about 5/3/2010)	0.75%	3.11%	-1.07%	0.50%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Frost Growth Equity Fund - Investor Class	0.91%	14.95%	12.96%	15.88%
	Adviser: Frost Investment Advisors, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	George Putnam Balanced Fund - Class A (Closed to Contracts issued on or about 5/3/2010)	0.91%	13.99%	8.85%	10.16%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Intermediate Core Bond	Goldman Sachs Core Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	0.71%	7.35%	-0.72%	1.94%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Goldman Sachs Equity Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	0.99%	12.69%	10.45%	9.57%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.98%	8.17%	3.18%	5.04%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Goldman Sachs Income Builder Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	0.81%	11.47%	6.01%	6.98%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Foreign Large Blend	Goldman Sachs International Equity ESG Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.16%	25.48%	6.83%	8.54%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)	1.00%	15.69%	12.21%	14.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*	1.00%	10.43%	10.93%	9.30%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A*	1.15%	7.05%	4.53%	11.37%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	9.25%	9.68%	9.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Class A*	1.26%	10.38%	7.16%	7.69%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Growth	Goldman Sachs Strategic Growth Fund - Class A* (On 11/17/2025, the Board of Goldman Sachs Strategic Growth Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.) (Closed to Contracts issued on or about 5/3/2010)	1.03%	N/A	13.54%	16.72%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Blend	Goldman Sachs U.S. Equity Insights Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	0.92%	15.11%	13.55%	13.52%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	7.95%	(0.42)%	1.25%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.91%	11.86%	7.93%	8.70%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)	0.85%	14.01%	11.78%	13.18%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.91%	17.19%	12.41%	12.20%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	9.79%	3.21%	8.85%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	32.79%	7.74%	7.81%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IB	1.02%	30.06%	6.60%	7.86%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Global Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	0.15%	6.08%	7.10%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)	0.79%	0.15%	6.41%	7.43%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	Hartford Moderately Aggressive Allocation Fund - Class R4 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	17.30%	8.11%	8.91%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	Hartford Moderately Aggressive Allocation Fund - Class R5 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Closed to Contracts issued on or about 5/3/2010)	0.79%	17.66%	8.44%	9.25%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	12.68%	0.45%	10.27%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Stock HLS Fund - Class IB	0.76%	7.69%	8.17%	10.70%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.77%	7.04%	-0.29%	2.49%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.80%	17.15%	15.24%	11.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A	1.30%	28.33%	-0.53%	6.00%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A	1.04%	4.78%	3.77%	11.08%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	15.43%	10.49%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets ex-China Fund - Class A (Effective 8/22/2025, the Invesco EQV Emerging Markets All Cap Fund was renamed to Invesco Emerging Markets ex-China Fund)	1.40%	29.85%	1.45%	7.57%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A	1.27%	15.91%	3.28%	5.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Invesco Global Core Equity Fund - Class A (Closed to Contracts issued on or about 8/1/2011)	1.27%	15.25%	8.03%	8.69%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Global Large-Stock Growth	Invesco Global Fund - Class A	1.03%	15.24%	7.05%	10.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A*	1.05%	12.79%	1.55%	2.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A	1.05%	131.03%	17.54%	21.07%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Growth and Income Fund - Class A	0.78%	15.47%	12.82%	10.74%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.07%	16.86%	0.15%	2.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Blend	Invesco International Diversified Fund - Class A	1.31%	21.06%	1.11%	6.09%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco International Growth Fund - Class A (Formerly Invesco Oppenheimer International Growth Fund)	1.14%	15.81%	2.01%	5.59%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A	1.03%	18.80%	14.13%	13.41%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Main Street Fund® - Class A (Closed to Contracts issued on or about 5/3/2010)	0.79%	15.93%	12.44%	12.50%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A	1.04%	8.92%	8.99%	9.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Invesco Quality Income Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	0.89%	8.23%	-0.22%	1.44%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.38%	-0.20%	3.20%	3.75%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.96%	17.40%	12.78%	11.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A	1.25%	7.78%	7.01%	9.26%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A	1.16%	5.69%	-0.89%	8.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Value	Invesco Small Cap Value Fund - Class A	1.10%	17.64%	20.72%	14.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A	1.02%	20.15%	19.86%	14.16%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S	1.07%	14.57%	7.99%	9.68%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S	1.16%	7.22%	7.19%	12.24%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.05%	17.87%	11.21%	15.63%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S	1.32%	6.29%	8.43%	8.40%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.19%	28.29%	8.94%	8.77%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.70%	7.10%	-0.17%	2.02%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	13.83%	12.41%	17.98%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	6.13%	-2.92%	10.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.19%	11.93%	9.41%	8.48%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	12.21%	4.58%	6.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	13.98%	5.73%	7.53%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	15.20%	7.11%	8.58%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	16.30%	8.02%	9.33%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.12%	8.74%	9.79%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.67%	8.98%	9.90%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.64%	8.97%	9.91%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.63%	8.99%	10.11%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	JPMorgan SmartRetirement® 2065 Fund - Class A*	0.84%	17.57%	14.93%	14.93%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	12.04%	4.13%	5.44%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	14.13%	13.12%	14.44%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Money Market-Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class (Closed to Contracts issued on or about 5/2/2016)	0.67%	3.69%	2.77%	1.70%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.00%	6.72%	7.20%	10.88%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Admin Class* (Formerly Loomis Sayles Bond Fund)	1.14%	8.60%	2.11%	3.42%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Value	Lord Abbett Affiliated Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	0.69%	15.75%	11.38%	10.33%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Multisector Bond	Lord Abbett Bond-Debenture Fund - Class A (Closed to Contracts issued on or about 5/3/2010)	0.90%	8.39%	2.20%	4.85%
	Adviser: Lord Abbett
	Subadviser: N/A
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012)	0.94%	14.37%	-1.21%	11.02%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010)	0.89%	16.19%	12.44%	13.12%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A	0.93%	17.15%	13.29%	10.90%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A*	0.96%	13.27%	3.35%	10.48%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A	0.94%	31.41%	7.88%	7.61%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A	0.66%	7.24%	0.07%	2.25%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A	1.16%	0.58%	5.79%	7.80%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Massachusetts Investors Trust - Class R3	0.69%	13.56%	11.44%	12.64%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3*	1.07%	12.24%	1.79%	4.25%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.77%	6.73%	-0.92%	1.02%
	Adviser: MFS
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)	0.86%	12.03%	11.10%	15.34%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3*	1.06%	20.78%	6.84%	9.63%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3*	1.02%	32.77%	7.21%	9.84%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.21%	12.36%	-0.70%	10.22%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*	0.99%	22.34%	5.55%	7.45%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*	0.70%	7.07%	-0.11%	2.31%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3	0.72%	11.02%	6.29%	7.48%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Utilities	MFS® Utilities Fund - Class R3*	1.00%	14.85%	7.42%	9.33%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class R3*	0.79%	12.86%	9.80%	9.94%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Growth	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A	1.22%	12.08%	4.37%	13.84%
	Adviser: Morgan Stanley Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.05%	17.16%	13.68%	13.26%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Nomura Asset Strategy Fund - Class Y (Formerly Macquarie Asset Strategy Fund) (Closed to Contracts issued on or about 8/1/2012)	1.12%	16.63%	8.65%	8.28%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)	0.67%	7.37%	-0.21%	2.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Long-Term Bond	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)	0.81%	5.98%	-3.67%	2.55%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Large Growth	Nomura Large Cap Growth Fund - Class Y* (Formerly Macquarie Large Cap Growth Fund)	0.89%	8.84%	12.05%	15.45%
	Adviser: Delaware Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	Nomura Natural Resources Fund - Class Y* (Formerly Macquarie Natural Resources Fund) (Closed to Contracts issued on or about 8/1/2012)	1.22%	37.93%	15.69%	6.94%
	Adviser: Delaware Management Company
	Subadviser: Van Eck Associates Corporation
US Fund Technology	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund) (Closed to Contracts issued on or about 8/1/2012)	1.17%	33.80%	14.04%	17.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A*	2.31%	9.45%	4.77%	8.58%
	Adviser: North Square Investments, LLC
	Subadviser: CSM Advisors, LLC
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class	0.32%	6.84%	-0.72%	1.62%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.91%	9.76%	11.08%	12.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class	0.29%	16.77%	12.82%	13.96%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Nuveen Large Cap Growth Index Fund - Retirement Class	0.29%	18.21%	14.98%	17.77%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Value	Nuveen Large Cap Value Index Fund - Retirement Class	0.30%	15.55%	11.00%	10.21%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A*	1.20%	7.50%	7.92%	10.17%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Mid-Cap Growth	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (Formerly Nuveen Mid Cap Growth Opportunities Fund)	1.13%	7.65%	1.26%	9.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A*	1.02%	15.89%	7.77%	15.69%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund - Class A	1.04%	-2.75%	1.99%	9.60%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Natural Resources	PGIM Jennison Natural Resources Fund - Class A	1.26%	38.59%	16.70%	11.04%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.95%	7.74%	1.00%	2.98%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Administrative Class	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.87%	8.96%	-0.03%	2.21%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Large Blend	Putnam Core Equity Fund - Class A	0.95%	17.02%	15.58%	15.21%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund High Yield Bond	Putnam High Yield Fund - Class A	1.03%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A (Closed to Contracts issued on or about 5/3/2010)	1.16%	37.22%	9.31%	8.06%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Foreign Small/Mid Blend	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)	1.48%	30.14%	7.52%	8.14%
	Adviser: Putnam Investment Management, LLC
	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Putnam Large Cap Growth Fund - Class A	0.93%	14.25%	13.38%	17.55%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Value	Putnam Large Cap Value Fund - Class A	0.85%	20.05%	15.17%	13.16%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A (Closed to Contracts issued on or about 5/3/2010)	0.88%	10.88%	10.38%	14.69%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Blend	Putnam U.S. Research Fund - Class A* (Formerly Putnam Research Fund) (Closed to Contracts issued on or about 5/3/2010)	0.88%	18.03%	14.54%	15.05%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;The Putnam Advisory Company LLC;Franklin Templeton Investment Management Limited;
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class*	1.49%	2.13%	8.53%	9.07%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*	1.49%	6.68%	9.88%	7.68%
	Adviser: Royce & Associates, LP
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	T. Rowe Price Equity Income Fund - R Class	1.25%	13.97%	10.69%	10.04%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Large Growth	T. Rowe Price Growth Stock Fund - R Class	1.17%	15.04%	8.79%	13.56%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)	0.99%	11.19%	4.46%	6.15%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	0.99%	11.49%	4.78%	6.62%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)	1.01%	11.99%	5.09%	7.16%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.03%	12.40%	5.49%	7.76%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)	1.05%	13.78%	6.25%	8.49%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.08%	15.56%	7.14%	9.22%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)	1.09%	16.82%	7.89%	9.84%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.10%	17.93%	8.50%	10.27%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)	1.12%	18.24%	8.69%	10.36%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.13%	18.32%	8.69%	10.35%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.14%	18.41%	8.69%	10.35%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	T. Rowe Price Retirement 2065 Fund - R Class	1.14%	18.34%	8.85%	11.99%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class (Closed to Contracts issued on or about 5/3/2010)	0.99%	10.63%	4.21%	5.76%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	21.29%	7.52%	5.98%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Class A*	1.02%	12.40%	-2.02%	-0.45%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010)	1.03%	16.80%	6.69%	6.30%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Moderately Conservative Allocation	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	10.75%	4.76%	6.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	10.33%	8.03%	10.94%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.81%	10.65%	8.68%	11.27%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Moderate Allocation	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.00%	11.52%	6.72%	8.52%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	11.03%	3.69%	5.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.75%	11.35%	4.01%	5.36%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.04%	16.73%	12.12%	11.96%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.06%	14.77%	10.81%	0.11%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.13%	13.23%	8.81%	15.17%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	8.92%	3.79%	5.62%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Inflation-Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	7.42%	1.80%	2.88%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	29.80%	6.52%	7.71%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	-0.89%	-0.13%	7.63%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	4.23%	9.47%	8.32%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.30%	12.47%	0.15%	9.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012)	0.72%	7.07%	-0.30%	2.38%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)	0.42%	7.24%	-0.05%	2.68%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Thornburg American Opportunities Fund - Class R4* (Formerly Thornburg Small/Mid Cap Core Fund) (Closed to Contracts issued on or about 8/1/2013) (Effective 2/1/2026, the subaccount is closed to new investors)	1.20%	-0.76%	4.30%	7.81%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	Thornburg Focus Growth Fund - Class R4* (Formerly Thornburg Small/Mid Cap Growth Fund) (Closed to Contracts issued on or about 9/30/2011) (Effective 2/1/2026, the subaccount is closed to new investors)	1.12%	4.39%	-1.20%	7.30%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* (Effective 2/1/2026, the subaccount is closed to new investors)	1.15%	33.79%	8.95%	8.92%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Timothy Plan Large/Mid Cap Value Fund - Class A*	1.41%	4.73%	8.18%	9.46%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.05%	23.44%	16.52%	13.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)	1.28%	11.84%	7.00%	9.26%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Victory Pioneer Disciplined Value Fund - Class A* (Effective 3/31/2025, the Pioneer Disciplined Value Fund was renamed to Victory Pioneer Disciplined Value Fund)	0.80%	17.31%	10.39%	10.39%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Pioneer Fund - Class A* (Formerly Pioneer Fund)	0.92%	23.20%	14.88%	15.57%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Growth	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)	0.99%	13.98%	11.69%	14.07%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Victory Pioneer Global Equity Fund - Class A* (Formerly Pioneer Global Sustainable Equity Fund) (Closed to Contracts issued on or about 5/3/2010)	1.10%	41.08%	15.41%	12.75%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Pioneer Mid Cap Value Fund - Class A (Formerly Pioneer Mid Cap Value Fund) (Closed to Contracts issued on or about 9/30/2011)	1.11%	10.74%	10.85%	8.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Pioneer Select Mid Cap Growth Fund - Class A* (Formerly Pioneer Select Mid Cap Growth Fund) (Closed to Contracts issued on or about 9/1/2009)	0.99%	20.41%	5.60%	11.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Multisector Bond	Victory Pioneer Strategic Income Fund - Class A* (Formerly Pioneer Strategic Income Fund)	1.07%	10.27%	1.99%	3.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.) (Closed to Contracts issued on or about 8/1/2013)	1.37%	N/A	12.43%	11.37%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A	0.89%	2.33%	9.57%	10.60%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A	1.23%	1.41%	6.66%	9.19%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	11.77%	8.66%	9.34%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	1.31%	17.24%	9.47%	9.66%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A* (Closed to Contracts issued on or about 4/20/2012)	1.42%	1.05%	7.39%	7.62%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A	1.03%	8.22%	8.46%	8.19%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	41.87%	6.22%	5.65%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A*	1.17%	1.07%	6.45%	5.83%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Intermediate Core Bond	Virtus Seix Total Return Bond Fund - Class A*	0.70%	6.63%	-0.93%	1.70%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Seix Investment Advisors
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-6775

Variable Option [Line Items]
Prospectuses Available [Text Block]
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A*	1.08%	2.54%	8.24%	8.11%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)	1.18%	41.97%	11.05%	6.66%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Value	AB Large Cap Value Fund - Class A (Formerly AB Value Fund) (Closed to Contracts issued on or about 5/3/2010)	0.89%	16.73%	13.56%	9.33%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.04%	13.57%	0.25%	5.57%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I	1.25%	31.99%	16.01%	17.83%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I* (Closed to Contracts issued on or about 8/1/2012)	1.27%	17.01%	3.09%	11.63%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I	1.39%	4.89%	-5.27%	8.43%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A*	1.07%	15.15%	6.78%	7.45%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments (UK) Limited;Allspring Global Investments, LLC;
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A*	1.43%	36.28%	1.49%	7.65%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A*	1.04%	15.37%	7.21%	9.54%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Intermediate Core Bond	American Century Investments® Diversified Bond Fund - A Class	0.85%	6.79%	-0.75%	1.52%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Investments® Equity Income Fund - A Class	1.19%	11.63%	7.50%	8.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Century Investments® Growth Fund - A Class*	1.08%	14.94%	12.46%	15.79%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Value	American Century Investments® Mid Cap Value Fund - A Class	1.22%	8.64%	8.49%	8.77%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Value	American Century Investments® Small Cap Value Fund - A Class	1.33%	-3.57%	6.77%	8.67%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Funds® AMCAP Fund® - Class R-3	0.97%	17.38%	10.12%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Moderate Allocation	American Funds® American Balanced Fund® - Class R-3 (Closed to Contracts issued on or about 5/3/2010)	0.89%	18.08%	9.21%	9.43%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds® American Mutual Fund® - Class R-3	0.91%	15.74%	11.38%	10.94%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	American Funds® Capital Income Builder® - Class R-3	0.91%	19.97%	8.73%	7.47%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Blend	American Funds® Capital World Growth and Income Fund® - Class R-3	1.06%	24.33%	9.91%	10.52%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)	1.12%	28.35%	3.91%	7.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® Fundamental Investors® - Class R-3	0.93%	23.85%	14.08%	13.70%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® New Perspective Fund® - Class R-3	1.05%	20.85%	8.66%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Small/Mid Stock	American Funds® SMALLCAP World Fund® - Class R-3 (Closed to Contracts issued on or about 5/3/2010)	1.30%	13.70%	1.12%	8.54%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	American Funds® The Bond Fund of America® - Class R-3 (Closed to Contracts issued on or about 5/3/2010)	0.88%	6.83%	-0.66%	1.90%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds® The Growth Fund of America® - Class R-3	0.93%	19.52%	11.44%	14.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderate Allocation	American Funds® The Income Fund of America® - Class R-3	0.90%	17.37%	8.69%	8.26%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® The Investment Company of America® - Class R-3	0.91%	20.08%	14.97%	13.69%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® The New Economy Fund® - Class R-3	1.05%	30.67%	10.15%	13.48%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds® Washington Mutual Investors Fund - Class R-3	0.91%	16.76%	13.57%	12.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	Ave Maria Growth Fund	0.91%	8.26%	8.46%	13.06%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.90%	-0.39%	8.90%	10.31%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.93%	2.82%	11.02%	10.44%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013)	0.87%	21.37%	14.48%	16.55%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*	0.76%	15.00%	3.68%	10.08%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*	0.92%	12.55%	10.58%	15.17%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares	0.94%	21.40%	11.45%	10.98%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*	1.11%	19.38%	5.49%	7.22%
	Adviser: BlackRock Advisors, LLC
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*	0.84%	13.27%	6.01%	8.09%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	15.04%	7.21%	9.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*	0.84%	16.67%	8.59%	9.99%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	18.13%	9.63%	10.62%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*	0.84%	19.79%	10.11%	10.95%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	20.58%	10.43%	11.14%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*	0.84%	20.79%	10.48%	10.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares*	0.84%	20.74%	10.46%	11.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	20.73%	14.67%	14.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*	0.84%	11.74%	4.14%	6.16%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Mid-Cap Value	BlackRock Mid-Cap Value Fund - Investor A Shares*	1.00%	13.43%	10.91%	10.75%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares	0.39%	17.42%	14.00%	14.34%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	6.66%	-0.82%	1.56%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	17.28%	13.86%	14.24%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	18.22%	10.01%	12.91%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	22.81%	3.24%	8.50%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	0.73%	7.89%	0.85%	2.73%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.91%	6.95%	7.75%	12.78%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Intermediate Core-Plus Bond	Calvert Income Fund - Class A* (Closed to Contracts issued on or about 9/30/2011)	0.92%	8.89%	1.19%	3.66%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	7.98%	11.21%	12.42%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	ClearBridge Growth Fund - Class FI (Closed to Contracts issued on or about 5/3/2010)	1.13%	13.36%	4.76%	7.61%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A	1.15%	-1.55%	3.30%	6.87%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A	1.20%	3.24%	-1.50%	8.65%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012)	1.24%	9.18%	-0.37%	9.28%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Value	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust) (Closed to Contracts issued on or about 5/3/2010)	1.11%	10.34%	12.59%	11.07%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A*	1.07%	4.56%	0.83%	8.27%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Blend	Columbia Contrarian Core Fund - Class A	0.98%	17.10%	13.84%	13.96%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Cornerstone Growth Fund - Class A (Formerly Columbia Large Cap Growth Fund)	0.97%	16.10%	13.86%	15.69%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Columbia Intrinsic Value Fund - Institutional Class (Effective 9/1/2025, the Columbia Large Cap Value Fund was renamed to Columbia Intrinsic Value Fund) (Closed to Contracts issued on or about 12/31/2010)	0.72%	19.91%	12.42%	11.44%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	1.05%	15.30%	9.54%	14.04%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A	1.13%	13.62%	11.06%	10.19%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.88%	13.84%	11.32%	10.47%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Select Small Cap Value Fund - Institutional Class*	0.97%	5.76%	8.43%	8.05%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.25%	35.08%	18.63%	22.46%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Columbia Small Cap Value Fund I - Class A*	1.20%	14.60%	12.14%	11.03%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Large Value	Davis New York Venture Fund - Class A	0.91%	26.88%	12.46%	12.08%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Large Value	Davis Opportunity Fund - Class A (Closed to Contracts issued on or about 5/3/2010)	0.94%	22.02%	12.52%	12.09%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Large Growth	DWS Capital Growth Fund - Class A	0.89%	12.09%	10.45%	14.77%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	DWS International Opportunities Fund - Class A* (Formerly DWS International Growth Fund)	1.19%	19.12%	2.70%	6.62%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	-5.88%	6.11%	10.06%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A	0.97%	11.01%	8.17%	9.13%
	Adviser: Eaton Vance Management
	Subadviser: N/A
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.96%	8.18%	4.64%	5.62%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A	1.00%	12.12%	10.26%	9.74%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Federated Hermes Fund for U.S. Government Securities - Class A* (Closed to Contracts issued on or about 5/3/2010)	0.97%	7.65%	-0.61%	0.94%
	Adviser: Federated Investment Management Company
	Subadviser: N/A
US Fund Global Moderate Allocation	Federated Hermes Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.15%	16.61%	5.37%	6.65%
	Adviser: Federated Global Investment Management Corp
	Subadviser: Federated Investment Management Company
US Fund Foreign Large Blend	Federated Hermes International Leaders Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.09%	36.91%	8.55%	8.04%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 5/3/2010)	1.96%	11.50%	1.25%	9.51%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.15%	9.54%	11.34%	14.65%
	Adviser: Federated MDTA LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)	1.14%	6.80%	8.96%	8.37%
	Adviser: Federated MDTA LLC
	Subadviser: N/A
US Fund Large Value	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.) (Closed to Contracts issued on or about 5/3/2010)	1.12%	14.47%	9.40%	8.54%
	Adviser: Federated Equity Management Company Of Pennsylvania
	Subadviser: N/A
US Fund High Yield Bond	Federated Hermes Sustainable High Yield Bond Fund, Inc. - Class A* (Closed to Contracts issued on or about 5/3/2010)	0.90%	8.00%	3.56%	5.47%
	Adviser: Federated Investment Management Company
	Subadviser: Hermes Investment Management Ltd
US Fund Intermediate Core-Plus Bond	Federated Hermes Total Return Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	0.94%	6.71%	-0.37%	2.25%
	Adviser: Federated Investment Management Company
	Subadviser: N/A
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012)	1.23%	19.67%	12.65%	12.66%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Stock Selector Fund - Class M (Effective 1/1/2025, the Fidelity Advisor® Stock Selector All Cap Fund was renamed to Fidelity Advisor® Stock Selector Fund) (Closed to Contracts issued on or about 8/1/2012)	1.04%	18.24%	11.77%	13.39%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A	0.83%	6.00%	3.19%	4.91%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Formerly Franklin Strategic Income Fund)	0.72%	3.16%	1.04%	2.70%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A	0.83%	11.33%	7.77%	9.19%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Franklin Growth Fund - Class A	0.78%	8.92%	8.38%	13.11%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund High Yield Bond	Franklin High Income Fund - Class A1*	0.74%	4.72%	4.18%	6.30%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Income Fund - Class A1	0.61%	8.12%	6.94%	7.20%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A	0.82%	8.68%	5.55%	7.10%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.01%	18.38%	8.51%	8.93%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.20%	16.57%	10.71%	8.04%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	5.32%	7.99%	6.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)	0.97%	1.40%	7.50%	9.09%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*	0.73%	2.92%	-1.31%	1.35%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Franklin Templeton Institutional, LLC
US Fund Government Mortgage-Backed Bond	Franklin U.S. Government Securities Fund - Class A1* (Closed to Contracts issued on or about 5/3/2010)	0.75%	3.11%	-1.07%	0.50%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Frost Growth Equity Fund - Investor Class	0.91%	14.95%	12.96%	15.88%
	Adviser: Frost Investment Advisors, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	George Putnam Balanced Fund - Class A (Closed to Contracts issued on or about 5/3/2010)	0.91%	13.99%	8.85%	10.16%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Intermediate Core Bond	Goldman Sachs Core Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	0.71%	7.35%	-0.72%	1.94%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Goldman Sachs Equity Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	0.99%	12.69%	10.45%	9.57%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.98%	8.17%	3.18%	5.04%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Goldman Sachs Income Builder Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	0.81%	11.47%	6.01%	6.98%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Foreign Large Blend	Goldman Sachs International Equity ESG Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.16%	25.48%	6.83%	8.54%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)	1.00%	15.69%	12.21%	14.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*	1.00%	10.43%	10.93%	9.30%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A*	1.15%	7.05%	4.53%	11.37%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	9.25%	9.68%	9.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Class A*	1.26%	10.38%	7.16%	7.69%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Growth	Goldman Sachs Strategic Growth Fund - Class A* (On 11/17/2025, the Board of Goldman Sachs Strategic Growth Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.) (Closed to Contracts issued on or about 5/3/2010)	1.03%	N/A	13.54%	16.72%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Blend	Goldman Sachs U.S. Equity Insights Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	0.92%	15.11%	13.55%	13.52%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	7.95%	(0.42)%	1.25%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.91%	11.86%	7.93%	8.70%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)	0.85%	14.01%	11.78%	13.18%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.91%	17.19%	12.41%	12.20%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	9.79%	3.21%	8.85%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	32.79%	7.74%	7.81%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IB	1.02%	30.06%	6.60%	7.86%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Global Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	0.15%	6.08%	7.10%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)	0.79%	0.15%	6.41%	7.43%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	Hartford Moderately Aggressive Allocation Fund - Class R4 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	17.30%	8.11%	8.91%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	Hartford Moderately Aggressive Allocation Fund - Class R5 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Closed to Contracts issued on or about 5/3/2010)	0.79%	17.66%	8.44%	9.25%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	12.68%	0.45%	10.27%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Stock HLS Fund - Class IB	0.76%	7.69%	8.17%	10.70%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.77%	7.04%	-0.29%	2.49%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.80%	17.15%	15.24%	11.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A	1.30%	28.33%	-0.53%	6.00%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A	1.04%	4.78%	3.77%	11.08%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	15.43%	10.49%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets ex-China Fund - Class A (Effective 8/22/2025, the Invesco EQV Emerging Markets All Cap Fund was renamed to Invesco Emerging Markets ex-China Fund)	1.40%	29.85%	1.45%	7.57%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A	1.27%	15.91%	3.28%	5.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Invesco Global Core Equity Fund - Class A (Closed to Contracts issued on or about 8/1/2011)	1.27%	15.25%	8.03%	8.69%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Global Large-Stock Growth	Invesco Global Fund - Class A	1.03%	15.24%	7.05%	10.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A*	1.05%	12.79%	1.55%	2.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A	1.05%	131.03%	17.54%	21.07%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Growth and Income Fund - Class A	0.78%	15.47%	12.82%	10.74%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.07%	16.86%	0.15%	2.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Blend	Invesco International Diversified Fund - Class A	1.31%	21.06%	1.11%	6.09%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco International Growth Fund - Class A (Formerly Invesco Oppenheimer International Growth Fund)	1.14%	15.81%	2.01%	5.59%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A	1.03%	18.80%	14.13%	13.41%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Main Street Fund® - Class A (Closed to Contracts issued on or about 5/3/2010)	0.79%	15.93%	12.44%	12.50%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A	1.04%	8.92%	8.99%	9.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Invesco Quality Income Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	0.89%	8.23%	-0.22%	1.44%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.38%	-0.20%	3.20%	3.75%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.96%	17.40%	12.78%	11.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A	1.25%	7.78%	7.01%	9.26%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A	1.16%	5.69%	-0.89%	8.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Value	Invesco Small Cap Value Fund - Class A	1.10%	17.64%	20.72%	14.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A	1.02%	20.15%	19.86%	14.16%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S	1.07%	14.57%	7.99%	9.68%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S	1.16%	7.22%	7.19%	12.24%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.05%	17.87%	11.21%	15.63%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S	1.32%	6.29%	8.43%	8.40%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.19%	28.29%	8.94%	8.77%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.70%	7.10%	-0.17%	2.02%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	13.83%	12.41%	17.98%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	6.13%	-2.92%	10.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.19%	11.93%	9.41%	8.48%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	12.21%	4.58%	6.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	13.98%	5.73%	7.53%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	15.20%	7.11%	8.58%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	16.30%	8.02%	9.33%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.12%	8.74%	9.79%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.67%	8.98%	9.90%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.64%	8.97%	9.91%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.63%	8.99%	10.11%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	JPMorgan SmartRetirement® 2065 Fund - Class A*	0.84%	17.57%	14.93%	14.93%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	12.04%	4.13%	5.44%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	14.13%	13.12%	14.44%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Money Market-Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class (Closed to Contracts issued on or about 5/2/2016)	0.67%	3.69%	2.77%	1.70%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.00%	6.72%	7.20%	10.88%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Admin Class* (Formerly Loomis Sayles Bond Fund)	1.14%	8.60%	2.11%	3.42%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Value	Lord Abbett Affiliated Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	0.69%	15.75%	11.38%	10.33%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Multisector Bond	Lord Abbett Bond-Debenture Fund - Class A (Closed to Contracts issued on or about 5/3/2010)	0.90%	8.39%	2.20%	4.85%
	Adviser: Lord Abbett
	Subadviser: N/A
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012)	0.94%	14.37%	-1.21%	11.02%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010)	0.89%	16.19%	12.44%	13.12%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A	0.93%	17.15%	13.29%	10.90%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A*	0.96%	13.27%	3.35%	10.48%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A	0.94%	31.41%	7.88%	7.61%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A	0.66%	7.24%	0.07%	2.25%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A	1.16%	0.58%	5.79%	7.80%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Massachusetts Investors Trust - Class R3	0.69%	13.56%	11.44%	12.64%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3*	1.07%	12.24%	1.79%	4.25%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.77%	6.73%	-0.92%	1.02%
	Adviser: MFS
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)	0.86%	12.03%	11.10%	15.34%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3*	1.06%	20.78%	6.84%	9.63%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3*	1.02%	32.77%	7.21%	9.84%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.21%	12.36%	-0.70%	10.22%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*	0.99%	22.34%	5.55%	7.45%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*	0.70%	7.07%	-0.11%	2.31%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3	0.72%	11.02%	6.29%	7.48%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Utilities	MFS® Utilities Fund - Class R3*	1.00%	14.85%	7.42%	9.33%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class R3*	0.79%	12.86%	9.80%	9.94%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Growth	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A	1.22%	12.08%	4.37%	13.84%
	Adviser: Morgan Stanley Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.05%	17.16%	13.68%	13.26%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Nomura Asset Strategy Fund - Class Y (Formerly Macquarie Asset Strategy Fund) (Closed to Contracts issued on or about 8/1/2012)	1.12%	16.63%	8.65%	8.28%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)	0.67%	7.37%	-0.21%	2.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Long-Term Bond	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)	0.81%	5.98%	-3.67%	2.55%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Large Growth	Nomura Large Cap Growth Fund - Class Y* (Formerly Macquarie Large Cap Growth Fund)	0.89%	8.84%	12.05%	15.45%
	Adviser: Delaware Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	Nomura Natural Resources Fund - Class Y* (Formerly Macquarie Natural Resources Fund) (Closed to Contracts issued on or about 8/1/2012)	1.22%	37.93%	15.69%	6.94%
	Adviser: Delaware Management Company
	Subadviser: Van Eck Associates Corporation
US Fund Technology	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund) (Closed to Contracts issued on or about 8/1/2012)	1.17%	33.80%	14.04%	17.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A*	2.31%	9.45%	4.77%	8.58%
	Adviser: North Square Investments, LLC
	Subadviser: CSM Advisors, LLC
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class	0.32%	6.84%	-0.72%	1.62%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.91%	9.76%	11.08%	12.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class	0.29%	16.77%	12.82%	13.96%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Nuveen Large Cap Growth Index Fund - Retirement Class	0.29%	18.21%	14.98%	17.77%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Value	Nuveen Large Cap Value Index Fund - Retirement Class	0.30%	15.55%	11.00%	10.21%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A*	1.20%	7.50%	7.92%	10.17%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Mid-Cap Growth	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (Formerly Nuveen Mid Cap Growth Opportunities Fund)	1.13%	7.65%	1.26%	9.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A*	1.02%	15.89%	7.77%	15.69%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund - Class A	1.04%	-2.75%	1.99%	9.60%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Natural Resources	PGIM Jennison Natural Resources Fund - Class A	1.26%	38.59%	16.70%	11.04%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.95%	7.74%	1.00%	2.98%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Administrative Class	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.87%	8.96%	-0.03%	2.21%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Large Blend	Putnam Core Equity Fund - Class A	0.95%	17.02%	15.58%	15.21%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund High Yield Bond	Putnam High Yield Fund - Class A	1.03%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A (Closed to Contracts issued on or about 5/3/2010)	1.16%	37.22%	9.31%	8.06%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Foreign Small/Mid Blend	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)	1.48%	30.14%	7.52%	8.14%
	Adviser: Putnam Investment Management, LLC
	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Putnam Large Cap Growth Fund - Class A	0.93%	14.25%	13.38%	17.55%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Value	Putnam Large Cap Value Fund - Class A	0.85%	20.05%	15.17%	13.16%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A (Closed to Contracts issued on or about 5/3/2010)	0.88%	10.88%	10.38%	14.69%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Blend	Putnam U.S. Research Fund - Class A* (Formerly Putnam Research Fund) (Closed to Contracts issued on or about 5/3/2010)	0.88%	18.03%	14.54%	15.05%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;The Putnam Advisory Company LLC;Franklin Templeton Investment Management Limited;
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class*	1.49%	2.13%	8.53%	9.07%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*	1.49%	6.68%	9.88%	7.68%
	Adviser: Royce & Associates, LP
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	T. Rowe Price Equity Income Fund - R Class	1.25%	13.97%	10.69%	10.04%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Large Growth	T. Rowe Price Growth Stock Fund - R Class	1.17%	15.04%	8.79%	13.56%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)	0.99%	11.19%	4.46%	6.15%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	0.99%	11.49%	4.78%	6.62%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)	1.01%	11.99%	5.09%	7.16%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.03%	12.40%	5.49%	7.76%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)	1.05%	13.78%	6.25%	8.49%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.08%	15.56%	7.14%	9.22%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)	1.09%	16.82%	7.89%	9.84%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.10%	17.93%	8.50%	10.27%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)	1.12%	18.24%	8.69%	10.36%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.13%	18.32%	8.69%	10.35%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)	1.14%	18.41%	8.69%	10.35%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	T. Rowe Price Retirement 2065 Fund - R Class	1.14%	18.34%	8.85%	11.99%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class (Closed to Contracts issued on or about 5/3/2010)	0.99%	10.63%	4.21%	5.76%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	21.29%	7.52%	5.98%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Class A*	1.02%	12.40%	-2.02%	-0.45%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010)	1.03%	16.80%	6.69%	6.30%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Moderately Conservative Allocation	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	10.75%	4.76%	6.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	10.33%	8.03%	10.94%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.81%	10.65%	8.68%	11.27%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Moderate Allocation	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.00%	11.52%	6.72%	8.52%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	11.03%	3.69%	5.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.75%	11.35%	4.01%	5.36%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.04%	16.73%	12.12%	11.96%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.06%	14.77%	10.81%	0.11%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.13%	13.23%	8.81%	15.17%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	8.92%	3.79%	5.62%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Inflation-Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	7.42%	1.80%	2.88%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	29.80%	6.52%	7.71%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	-0.89%	-0.13%	7.63%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	4.23%	9.47%	8.32%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.30%	12.47%	0.15%	9.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012)	0.72%	7.07%	-0.30%	2.38%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)	0.42%	7.24%	-0.05%	2.68%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Thornburg American Opportunities Fund - Class R4* (Formerly Thornburg Small/Mid Cap Core Fund) (Closed to Contracts issued on or about 8/1/2013) (Effective 2/1/2026, the subaccount is closed to new investors)	1.20%	-0.76%	4.30%	7.81%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	Thornburg Focus Growth Fund - Class R4* (Formerly Thornburg Small/Mid Cap Growth Fund) (Closed to Contracts issued on or about 9/30/2011) (Effective 2/1/2026, the subaccount is closed to new investors)	1.12%	4.39%	-1.20%	7.30%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* (Effective 2/1/2026, the subaccount is closed to new investors)	1.15%	33.79%	8.95%	8.92%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Timothy Plan Large/Mid Cap Value Fund - Class A*	1.41%	4.73%	8.18%	9.46%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.05%	23.44%	16.52%	13.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)	1.28%	11.84%	7.00%	9.26%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Victory Pioneer Disciplined Value Fund - Class A* (Effective 3/31/2025, the Pioneer Disciplined Value Fund was renamed to Victory Pioneer Disciplined Value Fund)	0.80%	17.31%	10.39%	10.39%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Pioneer Fund - Class A* (Formerly Pioneer Fund)	0.92%	23.20%	14.88%	15.57%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Growth	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)	0.99%	13.98%	11.69%	14.07%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Victory Pioneer Global Equity Fund - Class A* (Formerly Pioneer Global Sustainable Equity Fund) (Closed to Contracts issued on or about 5/3/2010)	1.10%	41.08%	15.41%	12.75%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Pioneer Mid Cap Value Fund - Class A (Formerly Pioneer Mid Cap Value Fund) (Closed to Contracts issued on or about 9/30/2011)	1.11%	10.74%	10.85%	8.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Pioneer Select Mid Cap Growth Fund - Class A* (Formerly Pioneer Select Mid Cap Growth Fund) (Closed to Contracts issued on or about 9/1/2009)	0.99%	20.41%	5.60%	11.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Multisector Bond	Victory Pioneer Strategic Income Fund - Class A* (Formerly Pioneer Strategic Income Fund)	1.07%	10.27%	1.99%	3.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.) (Closed to Contracts issued on or about 8/1/2013)	1.37%	N/A	12.43%	11.37%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A	0.89%	2.33%	9.57%	10.60%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A	1.23%	1.41%	6.66%	9.19%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	11.77%	8.66%	9.34%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	1.31%	17.24%	9.47%	9.66%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A* (Closed to Contracts issued on or about 4/20/2012)	1.42%	1.05%	7.39%	7.62%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A	1.03%	8.22%	8.46%	8.19%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	41.87%	6.22%	5.65%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A*	1.17%	1.07%	6.45%	5.83%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Intermediate Core Bond	Virtus Seix Total Return Bond Fund - Class A*	0.70%	6.63%	-0.93%	1.70%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Seix Investment Advisors
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000065160 [Member] | C000021390 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	5.32%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	6.94%
C000065160 [Member] | C000084424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	14.73%
C000065160 [Member] | C000084366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000065160 [Member] | C000023811 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	5.98%
C000065160 [Member] | C000028755 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	2.54%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	8.11%
C000065160 [Member] | C000089292 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	36.28%
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	7.65%
C000065160 [Member] | C000162988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	American Century Investments® U.S. Government Money Market Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.68%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000065160 [Member] | C000024480 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds® Capital World Growth and Income Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	24.33%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	10.52%
C000065160 [Member] | C000025067 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds® The Growth Fund of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	11.44%
Average Annual Total Returns, 10 Years [Percent]	14.77%
C000065160 [Member] | C000023988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	American Funds® The Income Fund of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	8.26%
C000065160 [Member] | C000000115 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	10.19%
C000065160 [Member] | C000000296 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.28%
C000065160 [Member] | C000023762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	12.78%
C000065160 [Member] | C000009516 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Subadviser: Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	26.88%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000065160 [Member] | C000013484 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000065160 [Member] | C000013949 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	19.67%
Average Annual Total Returns, 5 Years [Percent]	12.65%
Average Annual Total Returns, 10 Years [Percent]	12.66%
C000065160 [Member] | C000209633 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.82%
C000065160 [Member] | C000000616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Limited
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(0.20%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.75%
C000065160 [Member] | C000084495 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	20.72%
Average Annual Total Returns, 10 Years [Percent]	14.64%
C000065160 [Member] | C000084507 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	20.15%
Average Annual Total Returns, 5 Years [Percent]	19.86%
Average Annual Total Returns, 10 Years [Percent]	14.16%
C000065160 [Member] | C000077654 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	9.68%
C000065160 [Member] | C000077622 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.87%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	15.63%
C000065160 [Member] | C000077692 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	28.29%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000065160 [Member] | C000019539 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	0.58%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	7.80%
C000065160 [Member] | C000002018 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: MFS
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	1.02%
C000065160 [Member] | C000026608 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.74%
Average Annual Total Returns, 5 Years [Percent]	1.00%
Average Annual Total Returns, 10 Years [Percent]	2.98%
C000065160 [Member] | C000026645 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	8.96%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000065160 [Member] | C000017024 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam International Equity Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	37.22%
Average Annual Total Returns, 5 Years [Percent]	9.31%
Average Annual Total Returns, 10 Years [Percent]	8.06%
C000065160 [Member] | C000144972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	9.26%
C000065160 [Member] | C000002358 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]
Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.) (Closed to Contracts issued on or about 8/1/2013)

Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 5 Years [Percent]	12.43%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000065160 [Member] | C000021611 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	41.87%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	5.65%
C000065160 [Member] | C000015865 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Investments® Equity Income Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.63%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	8.70%
C000065160 [Member] | C000004204 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	8.26%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	13.06%
C000065160 [Member] | C000004205 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(0.39%)
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000065160 [Member] | C000004203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	10.44%
C000065160 [Member] | C000089953 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	9.02%
C000065160 [Member] | C000089957 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000065160 [Member] | C000089962 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.58%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	11.14%
C000065160 [Member] | C000187068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	10.78%
C000065160 [Member] | C000251826 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2070 - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	14.67%
Average Annual Total Returns, 10 Years [Percent]	14.67%
C000065160 [Member] | C000043702 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	18.22%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	12.91%
C000065160 [Member] | C000011378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	22.81%
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000065160 [Member] | C000046514 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.98%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	12.42%
C000065160 [Member] | C000046565 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	3.24%
Average Annual Total Returns, 5 Years [Percent]	(1.50%)
Average Annual Total Returns, 10 Years [Percent]	8.65%
C000065160 [Member] | C000014179 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(5.88%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	10.06%
C000065160 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	8.37%
C000065160 [Member] | C000021377 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000065160 [Member] | C000025485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	9.68%
C000065160 [Member] | C000175600 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	9.79%
Average Annual Total Returns, 5 Years [Percent]	3.21%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000065160 [Member] | C000000366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	8.64%
C000065160 [Member] | C000209210 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.24%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	10.78%
C000065160 [Member] | C000209140 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	131.03%
Average Annual Total Returns, 5 Years [Percent]	17.54%
Average Annual Total Returns, 10 Years [Percent]	21.07%
C000065160 [Member] | C000209335 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	21.06%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	6.09%
C000065160 [Member] | C000209276 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.40%
Average Annual Total Returns, 5 Years [Percent]	12.78%
Average Annual Total Returns, 10 Years [Percent]	11.82%
C000065160 [Member] | C000010798 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	17.98%
C000065160 [Member] | C000050048 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.21%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	6.55%
C000065160 [Member] | C000032449 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	7.53%
C000065160 [Member] | C000050052 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	8.58%
C000065160 [Member] | C000032453 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	9.33%
C000065160 [Member] | C000050059 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	8.74%
Average Annual Total Returns, 10 Years [Percent]	9.79%
C000065160 [Member] | C000050060 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.67%
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]	9.90%
C000065160 [Member] | C000172118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.63%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	10.11%
C000065160 [Member] | C000032433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.04%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	5.44%
C000065160 [Member] | C000012579 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Adviser: Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	10.88%
C000065160 [Member] | C000002222 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 5 Years [Percent]	(0.70%)
Average Annual Total Returns, 10 Years [Percent]	10.22%
C000065160 [Member] | C000077156 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)
Portfolio Company Adviser [Text Block]	Adviser: Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	13.26%
C000065160 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.59%
C000065160 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	(3.67%)
Average Annual Total Returns, 10 Years [Percent]	2.55%
C000065160 [Member] | C000079524 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Nuveen Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	6.84%
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	1.62%
C000065160 [Member] | C000023379 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	12.02%
C000065160 [Member] | C000033987 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.77%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	13.96%
C000065160 [Member] | C000001720 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	35.74%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000065160 [Member] | C000014661 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Nuveen Large Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	14.98%
Average Annual Total Returns, 10 Years [Percent]	17.77%
C000065160 [Member] | C000014663 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Nuveen Large Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	11.00%
Average Annual Total Returns, 10 Years [Percent]	10.21%
C000065160 [Member] | C000012400 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	38.59%
Average Annual Total Returns, 5 Years [Percent]	16.70%
Average Annual Total Returns, 10 Years [Percent]	11.04%
C000065160 [Member] | C000026659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Administrative Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	1.94%
C000065160 [Member] | C000089748 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.60%
C000065160 [Member] | C000040997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	5.05%
C000065160 [Member] | C000040943 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000065160 [Member] | C000089743 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	4.23%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	8.32%
C000065160 [Member] | C000012333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Subadviser: Westwood Management Corp
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	4.73%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	9.46%
C000065160 [Member] | C000256497 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	11.69%
Average Annual Total Returns, 10 Years [Percent]	14.07%
C000065160 [Member] | C000181155 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	9.34%
C000065160 [Member] | C000028762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	41.97%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	6.66%
C000065160 [Member] | C000015886 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Investments® Small Cap Value Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(3.57%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	8.67%
C000065160 [Member] | C000026331 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	28.35%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000065160 [Member] | C000110729 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.07%
C000065160 [Member] | C000020203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	9.09%
C000065160 [Member] | C000025422 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.17%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	5.04%
C000065160 [Member] | C000025402 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Mortgages Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
C000065160 [Member] | C000084479 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	17.15%
Average Annual Total Returns, 5 Years [Percent]	15.24%
Average Annual Total Returns, 10 Years [Percent]	11.90%
C000065160 [Member] | C000209615 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Ltd
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	28.33%
Average Annual Total Returns, 5 Years [Percent]	(0.53%)
Average Annual Total Returns, 10 Years [Percent]	6.00%
C000065160 [Member] | C000109814 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	9.91%
C000065160 [Member] | C000238569 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2065 Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	14.93%
C000065160 [Member] | C000071436 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	32.77%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	9.84%
C000065160 [Member] | C000023844 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	6.30%
C000065160 [Member] | C000002333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	23.44%
Average Annual Total Returns, 5 Years [Percent]	16.52%
Average Annual Total Returns, 10 Years [Percent]	13.69%
C000065160 [Member] | C000028748 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	AB Large Cap Value Fund - Class A (Formerly AB Value Fund) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.73%
Average Annual Total Returns, 5 Years [Percent]	13.56%
Average Annual Total Returns, 10 Years [Percent]	9.33%
C000065160 [Member] | C000025000 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	(5.27%)
Average Annual Total Returns, 10 Years [Percent]	8.43%
C000065160 [Member] | C000024006 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds® AMCAP Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.38%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	12.31%
C000065160 [Member] | C000023940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	American Funds® American Balanced Fund® - Class R-3 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.08%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	9.43%
C000065160 [Member] | C000024452 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds® American Mutual Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	10.94%
C000065160 [Member] | C000024466 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	American Funds® Capital Income Builder® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	7.47%
C000065160 [Member] | C000025053 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds® Fundamental Investors® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	23.85%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	13.70%
C000065160 [Member] | C000026305 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds® New Perspective Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	20.85%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	12.31%
C000065160 [Member] | C000026252 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	American Funds® SMALLCAP World Fund® - Class R-3 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000065160 [Member] | C000025100 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds® The Bond Fund of America® - Class R-3 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	(0.66%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
C000065160 [Member] | C000026217 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds® The Investment Company of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	20.08%
Average Annual Total Returns, 5 Years [Percent]	14.97%
Average Annual Total Returns, 10 Years [Percent]	13.69%
C000065160 [Member] | C000026238 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds® The New Economy Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	30.67%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	13.48%
C000065160 [Member] | C000025722 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds® Washington Mutual Investors Fund - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.76%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	12.75%
C000065160 [Member] | C000063260 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.79%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.95%
C000065160 [Member] | C000213845 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.74%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	11.67%
C000065160 [Member] | C000007904 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.42%
Average Annual Total Returns, 5 Years [Percent]	14.00%
Average Annual Total Returns, 10 Years [Percent]	14.34%
C000065160 [Member] | C000000765 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.82%)
Average Annual Total Returns, 10 Years [Percent]	1.56%
C000065160 [Member] | C000000295 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	17.28%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	14.24%
C000065160 [Member] | C000014095 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A* (Closed to Contracts issued on or about 9/30/2011)
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	1.19%
Average Annual Total Returns, 10 Years [Percent]	3.66%
C000065160 [Member] | C000044861 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	ClearBridge Growth Fund - Class FI (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.36%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.61%
C000065160 [Member] | C000046569 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	(0.37%)
Average Annual Total Returns, 10 Years [Percent]	9.28%
C000065160 [Member] | C000097437 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Intrinsic Value Fund - Institutional Class (Effective 9/1/2025, the Columbia Large Cap Value Fund was renamed to Columbia Intrinsic Value Fund) (Closed to Contracts issued on or about 12/31/2010)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.91%
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	11.44%
C000065160 [Member] | C000029850 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.62%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	10.19%
C000065160 [Member] | C000029854 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.84%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	10.47%
C000065160 [Member] | C000097594 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Fund - Institutional Class*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	5.76%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.05%
C000065160 [Member] | C000097563 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	35.08%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	22.46%
C000065160 [Member] | C000009527 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Davis Opportunity Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Subadviser: Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	22.02%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	12.09%
C000065160 [Member] | C000024652 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Federated Investment Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	0.94%
C000065160 [Member] | C000024797 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Federated Hermes Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Federated Global Investment Management Corp
Portfolio Company Subadviser [Text Block]	Subadviser: Federated Investment Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.61%
Average Annual Total Returns, 5 Years [Percent]	5.37%
Average Annual Total Returns, 10 Years [Percent]	6.65%
C000065160 [Member] | C000024823 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Federated Hermes International Leaders Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Federated Global Investment Management Corp
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	36.91%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000065160 [Member] | C000026732 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Federated Global Investment Management Corp
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	9.51%
C000065160 [Member] | C000026743 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes MDT Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	9.54%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	14.65%
C000065160 [Member] | C000024716 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Federated Equity Management Company Of Pennsylvania
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.47%
Average Annual Total Returns, 5 Years [Percent]	9.40%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000065160 [Member] | C000024639 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund, Inc. - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Federated Investment Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Hermes Investment Management Ltd
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.00%
Average Annual Total Returns, 5 Years [Percent]	3.56%
Average Annual Total Returns, 10 Years [Percent]	5.47%
C000065160 [Member] | C000030200 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Federated Hermes Total Return Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Federated Investment Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	6.71%
Average Annual Total Returns, 5 Years [Percent]	(0.37%)
Average Annual Total Returns, 10 Years [Percent]	2.25%
C000065160 [Member] | C000116892 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Stock Selector Fund - Class M (Effective 1/1/2025, the Fidelity Advisor® Stock Selector All Cap Fund was renamed to Fidelity Advisor® Stock Selector Fund) (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	18.24%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	13.39%
C000065160 [Member] | C000019841 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	4.91%
C000065160 [Member] | C000018620 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Core Plus Bond Fund - Class A* (Formerly Franklin Strategic Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	2.70%
C000065160 [Member] | C000019856 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	9.19%
C000065160 [Member] | C000018490 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	6.30%
C000065160 [Member] | C000018329 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	7.20%
C000065160 [Member] | C000019861 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.68%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.10%
C000065160 [Member] | C000021373 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	18.38%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	8.93%
C000065160 [Member] | C000018335 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities Fund - Class A1* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	(1.07%)
Average Annual Total Returns, 10 Years [Percent]	0.50%
C000065160 [Member] | C000015264 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	George Putnam Balanced Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.99%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	10.16%
C000065160 [Member] | C000025406 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Goldman Sachs Core Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.35%
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	1.94%
C000065160 [Member] | C000025461 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Equity Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	9.57%
C000065160 [Member] | C000025615 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Income Builder Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.47%
Average Annual Total Returns, 5 Years [Percent]	6.01%
Average Annual Total Returns, 10 Years [Percent]	6.98%
C000065160 [Member] | C000025549 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs International Equity ESG Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	25.48%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000065160 [Member] | C000025455 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Core Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.69%
Average Annual Total Returns, 5 Years [Percent]	12.21%
Average Annual Total Returns, 10 Years [Percent]	14.20%
C000065160 [Member] | C000025467 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	9.30%
C000065160 [Member] | C000025491 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000065160 [Member] | C000025503 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	10.38%
Average Annual Total Returns, 5 Years [Percent]	7.16%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000065160 [Member] | C000025473 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Goldman Sachs Strategic Growth Fund - Class A* (On 11/17/2025, the Board of Goldman Sachs Strategic Growth Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 5 Years [Percent]	13.54%
Average Annual Total Returns, 10 Years [Percent]	16.72%
C000065160 [Member] | C000025525 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Equity Insights Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	13.55%
Average Annual Total Returns, 10 Years [Percent]	13.52%
C000065160 [Member] | C000008597 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.86%
Average Annual Total Returns, 5 Years [Percent]	7.93%
Average Annual Total Returns, 10 Years [Percent]	8.70%
C000065160 [Member] | C000008635 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	11.78%
Average Annual Total Returns, 10 Years [Percent]	13.18%
C000065160 [Member] | C000008637 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.19%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	12.20%
C000065160 [Member] | C000008613 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IB
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	30.06%
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	7.86%
C000065160 [Member] | C000040968 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	0.15%
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	7.43%
C000065160 [Member] | C000040941 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Moderately Aggressive Allocation Fund - Class R5 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	9.25%
C000065160 [Member] | C000008627 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	10.27%
C000065160 [Member] | C000008629 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IB
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	10.70%
C000065160 [Member] | C000008631 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	2.49%
C000065160 [Member] | C000209639 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	11.08%
C000065160 [Member] | C000000473 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Invesco Global Core Equity Fund - Class A (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Ltd
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	8.69%
C000065160 [Member] | C000209627 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.79%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	2.90%
C000065160 [Member] | C000084376 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.74%
C000065160 [Member] | C000209266 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street Fund® - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	12.50%
C000065160 [Member] | C000209346 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	9.73%
C000065160 [Member] | C000084602 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Invesco Quality Income Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	1.44%
C000065160 [Member] | C000001325 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.89%)
Average Annual Total Returns, 10 Years [Percent]	8.97%
C000065160 [Member] | C000077741 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	12.24%
C000065160 [Member] | C000002235 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	22.34%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.45%
C000065160 [Member] | C000002271 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	9.94%
C000065160 [Member] | C000085100 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A
Portfolio Company Adviser [Text Block]	Adviser: Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	13.84%
C000065160 [Member] | C000017267 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund) (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	33.80%
Average Annual Total Returns, 5 Years [Percent]	14.04%
Average Annual Total Returns, 10 Years [Percent]	17.59%
C000065160 [Member] | C000091525 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Core Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	15.58%
Average Annual Total Returns, 10 Years [Percent]	15.21%
C000065160 [Member] | C000015836 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.57%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000065160 [Member] | C000010763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	30.14%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	8.14%
C000065160 [Member] | C000010751 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	13.38%
Average Annual Total Returns, 10 Years [Percent]	17.55%
C000065160 [Member] | C000015218 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	15.17%
Average Annual Total Returns, 10 Years [Percent]	13.16%
C000065160 [Member] | C000017306 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Sustainable Leaders Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	10.38%
Average Annual Total Returns, 10 Years [Percent]	14.69%
C000065160 [Member] | C000010781 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam U.S. Research Fund - Class A* (Formerly Putnam Research Fund) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;The Putnam Advisory Company LLC;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.03%
Average Annual Total Returns, 5 Years [Percent]	14.54%
Average Annual Total Returns, 10 Years [Percent]	15.05%
C000065160 [Member] | C000005438 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	10.04%
C000065160 [Member] | C000005455 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	13.56%
C000065160 [Member] | C000005488 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	6.15%
C000065160 [Member] | C000049239 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	6.62%
C000065160 [Member] | C000005492 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	7.16%
C000065160 [Member] | C000049241 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	7.76%
C000065160 [Member] | C000005495 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.78%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	8.49%
C000065160 [Member] | C000049243 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	9.22%
C000065160 [Member] | C000005498 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	9.84%
C000065160 [Member] | C000049234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	10.27%
C000065160 [Member] | C000040837 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	18.24%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	10.36%
C000065160 [Member] | C000049245 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	18.32%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	10.35%
C000065160 [Member] | C000141689 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	10.35%
C000065160 [Member] | C000220705 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.99%
C000065160 [Member] | C000005501 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.63%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	5.76%
C000065160 [Member] | C000023828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	(2.02%)
Average Annual Total Returns, 10 Years [Percent]	(0.45%)
C000065160 [Member] | C000040986 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	11.27%
C000065160 [Member] | C000040998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.35%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	5.36%
C000065160 [Member] | C000040989 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
C000065160 [Member] | C000028083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Victory Pioneer Global Equity Fund - Class A* (Formerly Pioneer Global Sustainable Equity Fund) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	41.08%
Average Annual Total Returns, 5 Years [Percent]	15.41%
Average Annual Total Returns, 10 Years [Percent]	12.75%
C000065160 [Member] | C000011629 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Pioneer Mid Cap Value Fund - Class A (Formerly Pioneer Mid Cap Value Fund) (Closed to Contracts issued on or about 9/30/2011)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.74%
Average Annual Total Returns, 5 Years [Percent]	10.85%
Average Annual Total Returns, 10 Years [Percent]	8.69%
C000065160 [Member] | C000027930 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Pioneer Select Mid Cap Growth Fund - Class A* (Formerly Pioneer Select Mid Cap Growth Fund) (Closed to Contracts issued on or about 9/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	20.41%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	11.79%
C000065160 [Member] | C000028124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Victory Pioneer Strategic Income Fund - Class A* (Formerly Pioneer Strategic Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	3.79%
C000065160 [Member] | C000002356 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	1.41%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	9.19%
C000065160 [Member] | C000021605 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.22%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	8.19%
C000065160 [Member] | C000021621 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	1.07%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	5.83%
C000065160 [Member] | C000027972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.57%
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	5.57%
C000065160 [Member] | C000025004 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	31.99%
Average Annual Total Returns, 5 Years [Percent]	16.01%
Average Annual Total Returns, 10 Years [Percent]	17.83%
C000065160 [Member] | C000025002 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	17.01%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	11.63%
C000065160 [Member] | C000089552 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments (UK) Limited;Allspring Global Investments, LLC;
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	7.45%
C000065160 [Member] | C000089461 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	15.37%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	9.54%
C000065160 [Member] | C000017102 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Investments® Growth Fund - A Class*
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	14.94%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	15.79%
C000065160 [Member] | C000004885 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	21.37%
Average Annual Total Returns, 5 Years [Percent]	14.48%
Average Annual Total Returns, 10 Years [Percent]	16.55%
C000065160 [Member] | C000004049 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	10.08%
C000065160 [Member] | C000006952 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.55%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	15.17%
C000065160 [Member] | C000005780 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	21.40%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	10.98%
C000065160 [Member] | C000005790 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	19.38%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	7.22%
C000065160 [Member] | C000011997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	6.01%
Average Annual Total Returns, 10 Years [Percent]	8.09%
C000065160 [Member] | C000011999 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.67%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000065160 [Member] | C000012001 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.74%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	6.16%
C000065160 [Member] | C000006998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	13.43%
Average Annual Total Returns, 5 Years [Percent]	10.91%
Average Annual Total Returns, 10 Years [Percent]	10.75%
C000065160 [Member] | C000023758 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	2.73%
C000065160 [Member] | C000011723 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(1.55%)
Average Annual Total Returns, 5 Years [Percent]	3.30%
Average Annual Total Returns, 10 Years [Percent]	6.87%
C000065160 [Member] | C000024954 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	4.56%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	8.27%
C000065160 [Member] | C000032888 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	13.84%
Average Annual Total Returns, 10 Years [Percent]	13.96%
C000065160 [Member] | C000032910 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Cornerstone Growth Fund - Class A (Formerly Columbia Large Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	16.10%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	15.69%
C000065160 [Member] | C000029874 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	14.04%
C000065160 [Member] | C000015670 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	14.77%
C000065160 [Member] | C000014890 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Opportunities Fund - Class A* (Formerly DWS International Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	19.12%
Average Annual Total Returns, 5 Years [Percent]	2.70%
Average Annual Total Returns, 10 Years [Percent]	6.62%
C000065160 [Member] | C000014207 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Eaton Vance Management
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.13%
C000065160 [Member] | C000014226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.12%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	9.74%
C000065160 [Member] | C000018324 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	13.11%
C000065160 [Member] | C000018526 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Templeton Institutional, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	2.92%
Average Annual Total Returns, 5 Years [Percent]	(1.31%)
Average Annual Total Returns, 10 Years [Percent]	1.35%
C000065160 [Member] | C000040967 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	0.15%
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	7.10%
C000065160 [Member] | C000040940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Moderately Aggressive Allocation Fund - Class R4 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	8.91%
C000065160 [Member] | C000000551 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	3.28%
Average Annual Total Returns, 10 Years [Percent]	5.78%
C000065160 [Member] | C000209234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Growth Fund - Class A (Formerly Invesco Oppenheimer International Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	5.59%
C000065160 [Member] | C000209248 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.80%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	13.41%
C000065160 [Member] | C000000490 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	7.78%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	9.26%
C000065160 [Member] | C000077677 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.40%
C000065160 [Member] | C000009616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.10%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	2.02%
C000065160 [Member] | C000010813 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	(2.92%)
Average Annual Total Returns, 10 Years [Percent]	10.55%
C000065160 [Member] | C000010894 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.93%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	8.48%
C000065160 [Member] | C000018124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Income Fund - Admin Class* (Formerly Loomis Sayles Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	3.42%
C000065160 [Member] | C000018428 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	10.33%
C000065160 [Member] | C000018454 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Lord Abbett
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	4.85%
C000065160 [Member] | C000018473 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012)
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	14.37%
Average Annual Total Returns, 5 Years [Percent]	(1.21%)
Average Annual Total Returns, 10 Years [Percent]	11.02%
C000065160 [Member] | C000019088 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	13.12%
C000065160 [Member] | C000019515 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.15%
Average Annual Total Returns, 5 Years [Percent]	13.29%
Average Annual Total Returns, 10 Years [Percent]	10.90%
C000065160 [Member] | C000019525 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	31.41%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	7.61%
C000065160 [Member] | C000002049 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.56%
Average Annual Total Returns, 5 Years [Percent]	11.44%
Average Annual Total Returns, 10 Years [Percent]	12.64%
C000065160 [Member] | C000006442 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	15.34%
C000065160 [Member] | C000006772 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	2.31%
C000065160 [Member] | C000006558 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000065160 [Member] | C000006644 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.85%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.33%
C000065160 [Member] | C000017258 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Nomura Asset Strategy Fund - Class Y (Formerly Macquarie Asset Strategy Fund) (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	16.63%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000065160 [Member] | C000017293 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Nomura Large Cap Growth Fund - Class Y* (Formerly Macquarie Large Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.84%
Average Annual Total Returns, 5 Years [Percent]	12.05%
Average Annual Total Returns, 10 Years [Percent]	15.45%
C000065160 [Member] | C000073948 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Nomura Natural Resources Fund - Class Y* (Formerly Macquarie Natural Resources Fund) (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Van Eck Associates Corporation
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	37.93%
Average Annual Total Returns, 5 Years [Percent]	15.69%
Average Annual Total Returns, 10 Years [Percent]	6.94%
C000065160 [Member] | C000205671 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: CSM Advisors, LLC
Current Expenses [Percent]	2.31%
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	8.58%
C000065160 [Member] | C000012929 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	15.69%
C000065160 [Member] | C000012674 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(2.75%)
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	9.60%
C000065160 [Member] | C000026008 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class*
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	2.13%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	9.07%
C000065160 [Member] | C000026025 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	6.68%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000065160 [Member] | C000040985 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.33%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	10.94%
C000065160 [Member] | C000041003 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	16.73%
Average Annual Total Returns, 5 Years [Percent]	12.12%
Average Annual Total Returns, 10 Years [Percent]	11.96%
C000065160 [Member] | C000040919 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.23%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	15.17%
C000065160 [Member] | C000040952 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.42%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	2.88%
C000065160 [Member] | C000040970 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	9.97%
C000065160 [Member] | C000040988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
C000065160 [Member] | C000042669 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Thornburg American Opportunities Fund - Class R4* (Formerly Thornburg Small/Mid Cap Core Fund) (Closed to Contracts issued on or about 8/1/2013) (Effective 2/1/2026, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(0.76%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	7.81%
C000065160 [Member] | C000042673 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Thornburg Focus Growth Fund - Class R4* (Formerly Thornburg Small/Mid Cap Growth Fund) (Closed to Contracts issued on or about 9/30/2011) (Effective 2/1/2026, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	(1.20%)
Average Annual Total Returns, 10 Years [Percent]	7.30%
C000065160 [Member] | C000042671 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4* (Effective 2/1/2026, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	8.92%
C000065160 [Member] | C000011118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Pioneer Fund - Class A* (Formerly Pioneer Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	23.20%
Average Annual Total Returns, 5 Years [Percent]	14.88%
Average Annual Total Returns, 10 Years [Percent]	15.57%
C000065160 [Member] | C000002334 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	2.33%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	10.60%
C000065160 [Member] | C000181196 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	9.66%
C000065160 [Member] | C000181226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A* (Closed to Contracts issued on or about 4/20/2012)
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	1.05%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	7.62%
C000065160 [Member] | C000017956 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Century Investments® Diversified Bond Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.79%
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	1.52%
C000065160 [Member] | C000015879 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	American Century Investments® Mid Cap Value Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	8.64%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000065160 [Member] | C000033005 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Management Investment Advisers
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	14.60%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	11.03%
C000065160 [Member] | C000210578 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Frost Growth Equity Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Frost Investment Advisors, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	14.95%
Average Annual Total Returns, 5 Years [Percent]	12.96%
Average Annual Total Returns, 10 Years [Percent]	15.88%
C000065160 [Member] | C000065308 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	32.79%
Average Annual Total Returns, 5 Years [Percent]	7.74%
Average Annual Total Returns, 10 Years [Percent]	7.81%
C000065160 [Member] | C000000562 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco EQV Emerging Markets ex-China Fund - Class A (Effective 8/22/2025, the Invesco EQV Emerging Markets All Cap Fund was renamed to Invesco Emerging Markets ex-China Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Limited
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	29.85%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	7.57%
C000065160 [Member] | C000003854 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	14.13%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	14.44%
C000065160 [Member] | C000010944 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	JPMorgan U.S. Government Money Market Fund - Reserve Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.69%
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000065160 [Member] | C000019093 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	10.48%
C000065160 [Member] | C000019995 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Lord Abbett Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	2.25%
C000065160 [Member] | C000074226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	MFS® Emerging Markets Debt Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]	4.25%
C000065160 [Member] | C000071433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	20.78%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	9.63%
C000065160 [Member] | C000015168 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Nuveen Small Cap Select Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	7.50%
Average Annual Total Returns, 5 Years [Percent]	7.92%
Average Annual Total Returns, 10 Years [Percent]	10.17%
C000065160 [Member] | C000015111 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (Formerly Nuveen Mid Cap Growth Opportunities Fund)
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	9.02%
C000065160 [Member] | C000068459 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	8.52%
C000065160 [Member] | C000041006 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	0.11%
C000065160 [Member] | C000040958 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	29.80%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	7.71%
C000065160 [Member] | C000077364 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(0.89%)
Average Annual Total Returns, 5 Years [Percent]	(0.13%)
Average Annual Total Returns, 10 Years [Percent]	7.63%
C000065160 [Member] | C000256530 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Victory Pioneer Disciplined Value Fund - Class A* (Effective 3/31/2025, the Pioneer Disciplined Value Fund was renamed to Victory Pioneer Disciplined Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	17.31%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	10.39%
C000065160 [Member] | C000181187 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Seix Investment Advisors
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.63%
Average Annual Total Returns, 5 Years [Percent]	(0.93%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000065160 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the
Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]
•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation Method of Benefit [Text Block]
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

C000065160 [Member] | Participant Loan Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

C000065160 [Member] | Systematic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systematic Withdrawal Option
C000065160 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000065160 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000065160 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

C000065160 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com

C000065160 [Member] | Risks Associated With Underlying Funds Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000065160 [Member] | Company's Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000065160 [Member] | Deduction Of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000065160 [Member] | Limitations On Surrenders And Withdrawals Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000065160 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
C000065160 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000065160 [Member] | Reservation Of Rights Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.

C000065160 [Member] | Cyber Security And Disruptions To Business Operations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

C000078455 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?	In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.			Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.37%
	Investment options (Fund fees and expenses)[2]	0.29%	4.63%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost: $1,406	Highest Annual Cost: $4,481
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early
Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?	In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.			Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.37%
	Investment options (Fund fees and expenses)[2]	0.29%	4.63%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost: $1,406	Highest Annual Cost: $4,481
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.37%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.29%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.63%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?	In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.			Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.37%
	Investment options (Fund fees and expenses)[2]	0.29%	4.63%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost: $1,406	Highest Annual Cost: $4,481
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,406
Highest Annual Cost [Dollars]	$ 4,481
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is this a Short-Term Investment?
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks
What Are the Risks Associated with the Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Changes to the Funds and Separate Account
Are There any Restrictions on Contract Benefits?
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts –Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers

Are There any Transfer Restrictions?
General Account values may be transferred to one or more Sub-Accounts within the Separate Accounts or, if applicable, to one or more sub-accounts within a separate account under a related contract, except that the Contract contains at least one of the following restrictions for transfers to and from the General Account option, depending on your individual Plan’s Contract. Please check your Plan materials to determine what type of restrictions your Plan’s Contract contains:
Frequency: We reserve the right to limit the number of transfers to no more than one per Valuation Day or twelve per Contract Year, with no two transfers being made on consecutive Valuation Days;
No Transfer to Competing Funds: You may not transfer account value directly from the General Account option to a competing fund in the Plan’s fund line-up. Competing funds are generally money market funds or other stable value funds as described under the Contract or related contract of your Plan;
Limits on Transfers to Competing Funds: Transfers of assets that were held in the General Account at any time during the preceding 90-day period to a competing fund are prohibited;
Limits on Transfers from Competing Funds: Transfers of assets presently held in a competing fund, or that were held in a competing fund during the preceding 90 days, to the General Account option are prohibited; or
Other Limits on Transfers from the General Account Option: We may limit the sum of any such transfers for a Participant’s Account in any Participant’s Contract Year to 1/6th of the General Account value of such Participant’s Account as of the end of the preceding Participant’s Contract Year.
General Account Option
TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax
•implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution

Should I Exchange My Contract?
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.

Federal Tax Considerations

Investment Restrictions [Text Block]
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.

Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax
•implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender your Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2025 that you may pay periodically during the time that you participate in the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – General Account Options and Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.29%	4.63%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$10,503	$20,585	$30,502	$57,780
1.05%	$10,308	$20,031	$29,626	$56,336
0.85%	$10,113	$19,473	$28,742	$54,861
0.75%	$10,016	$19,194	$28,297	$54,112
0.65%	$9,918	$18,914	$27,850	$53,355
0.50%	$9,772	$18,493	$27,175	$52,205
0.35%	$9,626	$18,070	$26,497	$51,037
0.15%	$9,432	$17,504	$25,585	$49,451
0.00%	$9,285	$17,079	$24,896	$48,240

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$6,057	$17,981	$29,654	$57,780
1.05%	$5,852	$17,408	$28,768	$56,336
0.85%	$5,647	$16,832	$27,874	$54,861
0.75%	$5,545	$16,544	$27,424	$54,112
0.65%	$5,442	$16,254	$26,972	$53,355
0.50%	$5,288	$15,819	$26,290	$52,205
0.35%	$5,135	$15,383	$25,604	$51,037
0.15%	$4,930	$14,799	$24,682	$49,451
0.00%	$4,776	$14,359	$23,985	$48,240

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$6,057	$17,981	$29,654	$57,780
1.05%	$5,852	$17,408	$28,768	$56,336
0.85%	$5,647	$16,832	$27,874	$54,861
0.75%	$5,545	$16,544	$27,424	$54,112
0.65%	$5,442	$16,254	$26,972	$53,355
0.50%	$5,288	$15,819	$26,290	$52,205
0.35%	$5,135	$15,383	$25,604	$51,037
0.15%	$4,930	$14,799	$24,682	$49,451
0.00%	$4,776	$14,359	$23,985	$48,240

Transaction Expenses [Table Text Block]
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Transfer Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50
Other Annual Expense, Minimum [Dollars]	$ 50
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.29%	4.63%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	4.63%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$10,503	$20,585	$30,502	$57,780
1.05%	$10,308	$20,031	$29,626	$56,336
0.85%	$10,113	$19,473	$28,742	$54,861
0.75%	$10,016	$19,194	$28,297	$54,112
0.65%	$9,918	$18,914	$27,850	$53,355
0.50%	$9,772	$18,493	$27,175	$52,205
0.35%	$9,626	$18,070	$26,497	$51,037
0.15%	$9,432	$17,504	$25,585	$49,451
0.00%	$9,285	$17,079	$24,896	$48,240

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,503
Surrender Expense, 1 Year, Minimum [Dollars]	9,285
Surrender Expense, 3 Years, Maximum [Dollars]	20,585
Surrender Expense, 3 Years, Minimum [Dollars]	17,079
Surrender Expense, 5 Years, Maximum [Dollars]	30,502
Surrender Expense, 5 Years, Minimum [Dollars]	24,896
Surrender Expense, 10 Years, Maximum [Dollars]	57,780
Surrender Expense, 10 Years, Minimum [Dollars]	$ 48,240
Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$6,057	$17,981	$29,654	$57,780
1.05%	$5,852	$17,408	$28,768	$56,336
0.85%	$5,647	$16,832	$27,874	$54,861
0.75%	$5,545	$16,544	$27,424	$54,112
0.65%	$5,442	$16,254	$26,972	$53,355
0.50%	$5,288	$15,819	$26,290	$52,205
0.35%	$5,135	$15,383	$25,604	$51,037
0.15%	$4,930	$14,799	$24,682	$49,451
0.00%	$4,776	$14,359	$23,985	$48,240

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,057
Annuitized Expense, 1 Year, Minimum [Dollars]	4,776
Annuitized Expense, 3 Years, Maximum [Dollars]	17,981
Annuitized Expense, 3 Years, Minimum [Dollars]	14,359
Annuitized Expense, 5 Years, Maximum [Dollars]	29,654
Annuitized Expense, 5 Years, Minimum [Dollars]	23,985
Annuitized Expense, 10 Years, Maximum [Dollars]	57,780
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 48,240
No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$6,057	$17,981	$29,654	$57,780
1.05%	$5,852	$17,408	$28,768	$56,336
0.85%	$5,647	$16,832	$27,874	$54,861
0.75%	$5,545	$16,544	$27,424	$54,112
0.65%	$5,442	$16,254	$26,972	$53,355
0.50%	$5,288	$15,819	$26,290	$52,205
0.35%	$5,135	$15,383	$25,604	$51,037
0.15%	$4,930	$14,799	$24,682	$49,451
0.00%	$4,776	$14,359	$23,985	$48,240

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,057
No Surrender Expense, 1 Year, Minimum [Dollars]	4,776
No Surrender Expense, 3 Years, Maximum [Dollars]	17,981
No Surrender Expense, 3 Years, Minimum [Dollars]	14,359
No Surrender Expense, 5 Years, Maximum [Dollars]	29,654
No Surrender Expense, 5 Years, Minimum [Dollars]	23,985
No Surrender Expense, 10 Years, Maximum [Dollars]	57,780
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 48,240
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either deducted via Method 1 (daily deduction as a percentage of net asset value of each fund) or Method 2 (quarterly deduction as a percentage of the average daily assets of Sub-Accounts during calendar quarter), depending on which method is selected by your Employer)

•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either deducted via Method 1 (daily deduction as a percentage of net asset value of each fund) or Method 2 (quarterly deduction as a percentage of the average daily assets of Sub-Accounts during calendar quarter), depending on which method is selected by your Employer)

•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – General Account Options and Underlying Funds
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A*	1.08%	2.54%	8.24%	8.11%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Global Bond-USD Hedged	AB Global Bond Fund - Class A*	0.78%	4.96%	-0.05%	1.98%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund High Yield Bond	AB High Income Fund - Class A	0.86%	8.04%	4.42%	5.45%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)	1.18%	41.97%	11.05%	6.66%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.04%	13.57%	0.25%	5.57%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I	1.25%	31.99%	16.01%	17.83%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I* (Closed to Contracts issued on or about 8/1/2012)	1.27%	17.01%	3.09%	11.63%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I	1.39%	4.89%	-5.27%	8.43%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A*	1.07%	15.15%	6.78%	7.45%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments (UK) Limited;Allspring Global Investments, LLC;
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A*	1.43%	36.28%	1.49%	7.65%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Foreign Large Blend	Allspring International Equity Fund - Class A*	1.14%	30.81%	7.19%	6.19%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A*	1.04%	15.37%	7.21%	9.54%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Large Blend	American Century Investments® Disciplined Core Equity Fund - A Class (Formerly American Century Equity Growth Fund) (Closed to Contracts issued on or about 5/3/2010)	0.90%	18.14%	12.08%	12.41%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	American Century Investments® Diversified Bond Fund - A Class	0.85%	6.79%	-0.75%	1.52%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Investments® Equity Income Fund - A Class	1.19%	11.63%	7.50%	8.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	American Century Investments® Ginnie Mae Fund - A Class	0.80%	7.14%	-0.58%	0.82%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Century Investments® Growth Fund - A Class*	1.08%	14.94%	12.46%	15.79%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	American Century Investments® Heritage Fund - A Class	1.25%	6.40%	4.84%	11.16%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Value	American Century Investments® Mid Cap Value Fund - A Class	1.22%	8.64%	8.49%	8.77%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Value	American Century Investments® Small Cap Value Fund - A Class	1.33%	-3.57%	6.77%	8.67%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Blend	American Century Investments® Small Company Fund - A Class	1.10%	12.68%	6.09%	7.54%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Funds® AMCAP Fund® - Class R-3	0.97%	17.38%	10.12%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds® American Mutual Fund® - Class R-3	0.91%	15.74%	11.38%	10.94%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	American Funds® Capital Income Builder® - Class R-3	0.91%	19.97%	8.73%	7.47%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Blend	American Funds® Capital World Growth and Income Fund® - Class R-3	1.06%	24.33%	9.91%	10.52%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)	1.12%	28.35%	3.91%	7.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® Fundamental Investors® - Class R-3	0.93%	23.85%	14.08%	13.70%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® New Perspective Fund® - Class R-3	1.05%	20.85%	8.66%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	American Funds® New World Fund® - Class R-3	1.22%	27.76%	4.93%	9.20%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	American Funds® The Bond Fund of America® - Class R-3 (Closed to Contracts issued on or about 5/3/2010)	0.88%	6.83%	-0.66%	1.90%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds® The Growth Fund of America® - Class R-3	0.93%	19.52%	11.44%	14.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderate Allocation	American Funds® The Income Fund of America® - Class R-3	0.90%	17.37%	8.69%	8.26%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® The Investment Company of America® - Class R-3	0.91%	20.08%	14.97%	13.69%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® The New Economy Fund® - Class R-3	1.05%	30.67%	10.15%	13.48%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds® Washington Mutual Investors Fund - Class R-3	0.91%	16.76%	13.57%	12.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	Ave Maria Growth Fund	0.91%	8.26%	8.46%	13.06%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.90%	-0.39%	8.90%	10.31%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.93%	2.82%	11.02%	10.44%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013)	0.87%	21.37%	14.48%	16.55%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*	0.76%	15.00%	3.68%	10.08%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*	0.92%	12.55%	10.58%	15.17%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares	0.94%	21.40%	11.45%	10.98%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*	1.11%	19.38%	5.49%	7.22%
	Adviser: BlackRock Advisors, LLC
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*	0.84%	13.27%	6.01%	8.09%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	15.04%	7.21%	9.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*	0.84%	16.67%	8.59%	9.99%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	18.13%	9.63%	10.62%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*	0.84%	19.79%	10.11%	10.95%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	20.58%	10.43%	11.14%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*	0.84%	20.79%	10.48%	10.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares*	0.84%	20.74%	10.46%	11.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	20.73%	14.67%	14.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*	0.84%	11.74%	4.14%	6.16%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Mid-Cap Value	BlackRock Mid-Cap Value Fund - Investor A Shares*	1.00%	13.43%	10.91%	10.75%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares	0.39%	17.42%	14.00%	14.34%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	6.66%	-0.82%	1.56%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	17.28%	13.86%	14.24%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	18.22%	10.01%	12.91%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	22.81%	3.24%	8.50%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	0.73%	7.89%	0.85%	2.73%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.91%	6.95%	7.75%	12.78%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Intermediate Core-Plus Bond	Calvert Income Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)	0.92%	8.89%	1.19%	3.66%
	Adviser: Calvert Research and Management
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	7.98%	11.21%	12.42%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A	1.15%	-1.55%	3.30%	6.87%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A	1.20%	3.24%	-1.50%	8.65%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012)	1.24%	9.18%	-0.37%	9.28%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A*	1.07%	4.56%	0.83%	8.27%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Blend	Columbia Contrarian Core Fund - Class A	0.98%	17.10%	13.84%	13.96%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Cornerstone Growth Fund - Class A (Formerly Columbia Large Cap Growth Fund)	0.97%	16.10%	13.86%	15.69%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Columbia Intrinsic Value Fund - Institutional Class (Effective 9/1/2025, the Columbia Large Cap Value Fund was renamed to Columbia Intrinsic Value Fund) (Closed to Contracts issued on or about 12/31/2010)	0.72%	19.91%	12.42%	11.44%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A*	1.05%	15.30%	9.54%	14.04%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A	1.13%	13.62%	11.06%	10.19%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.88%	13.84%	11.32%	10.47%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.25%	35.08%	18.63%	22.46%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A	1.16%	37.39%	19.14%	22.49%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Small Cap Value Fund I - Class A*	1.20%	14.60%	12.14%	11.03%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Davis New York Venture Fund - Class A	0.91%	26.88%	12.46%	12.08%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Large Growth	Domini Impact Equity Fund℠ - Investor Shares (Closed to Contracts issued on or about 6/1/2014)	1.04%	11.63%	9.51%	12.20%
	Adviser: Domini Impact Investments LLC
	Subadviser: SSIM Funds Management Inc
US Fund Large Growth	DWS Capital Growth Fund - Class A	0.89%	12.09%	10.45%	14.77%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.16%	13.61%	1.97%	3.88%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: DWS International GmbH
US Fund Foreign Large Growth	DWS International Opportunities Fund - Class A* (Formerly DWS International Growth Fund)	1.19%	19.12%	2.70%	6.62%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	-5.88%	6.11%	10.06%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A	0.97%	11.01%	8.17%	9.13%
	Adviser: Eaton Vance Management
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008)	0.99%	8.48%	9.16%	10.85%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.96%	8.18%	4.64%	5.62%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A	1.00%	12.12%	10.26%	9.74%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A*	1.18%	10.29%	5.92%	7.12%
	Adviser: Eaton Vance Management
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class	0.58%	30.92%	8.38%	7.73%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Global Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	0.99%	13.79%	7.01%	8.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class	0.54%	6.94%	8.49%	10.10%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited
US Fund Small Blend	Empower S&P Small Cap 600® Index Fund - Investor Class*	0.56%	5.55%	6.70%	9.24%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013)	1.96%	11.50%	1.25%	9.51%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)	1.14%	6.80%	8.96%	8.37%
	Adviser: Federated MDTA LLC
	Subadviser: N/A
US Fund Large Value	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.)	1.12%	14.47%	9.40%	8.54%
	Adviser: Federated Equity Management Company Of Pennsylvania
	Subadviser: N/A
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012)	1.23%	19.67%	12.65%	12.66%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M (also known as Fidelity® Real Estate Investment Portfolio - Class M)	1.18%	1.96%	4.75%	4.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A	0.83%	6.00%	3.19%	4.91%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Formerly Franklin Strategic Income Fund)	0.72%	3.16%	1.04%	2.70%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A	0.83%	11.33%	7.77%	9.19%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Franklin Growth Fund - Class A	0.78%	8.92%	8.38%	13.11%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund High Yield Bond	Franklin High Income Fund - Class A1*	0.74%	4.72%	4.18%	6.30%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Income Fund - Class A1	0.61%	8.12%	6.94%	7.20%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A	0.82%	8.68%	5.55%	7.10%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.01%	18.38%	8.51%	8.93%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.20%	16.57%	10.71%	8.04%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	5.32%	7.99%	6.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)	0.97%	1.40%	7.50%	9.09%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*	0.73%	2.92%	-1.31%	1.35%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Franklin Templeton Institutional, LLC
US Fund Large Growth	Frost Growth Equity Fund - Investor Class	0.91%	14.95%	12.96%	15.88%
	Adviser: Frost Investment Advisors, LLC
	Subadviser: N/A
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A*	1.10%	9.35%	4.99%	4.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.98%	8.17%	3.18%	5.04%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*	1.00%	10.43%	10.93%	9.30%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A*	1.15%	7.05%	4.53%	11.37%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	9.25%	9.68%	9.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Class A*	1.26%	10.38%	7.16%	7.69%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.25%	1.64%	-0.05%	9.66%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	7.95%	-0.42%	1.25%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	9.79%	3.21%	8.85%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	32.79%	7.74%	7.81%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Global Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	0.15%	6.08%	7.10%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Aggressive Allocation	Hartford Moderately Aggressive Allocation Fund - Class R4 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	17.30%	8.11%	8.91%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Large Growth	Invesco American Franchise Fund - Class A (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A*	1.49%	18.48%	9.12%	5.93%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.80%	17.15%	15.24%	11.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013)	1.30%	28.33%	-0.53%	6.00%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A	1.04%	4.78%	3.77%	11.08%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	15.43%	10.49%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets ex-China Fund - Class A (Effective 8/22/2025, the Invesco EQV Emerging Markets All Cap Fund was renamed to Invesco Emerging Markets ex-China Fund)	1.40%	29.85%	1.45%	7.57%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A	1.27%	15.91%	3.28%	5.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Growth	Invesco Global Fund - Class A	1.03%	15.24%	7.05%	10.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A	1.14%	7.12%	-7.43%	5.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A*	1.05%	12.79%	1.55%	2.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A	1.05%	131.03%	17.54%	21.07%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Growth and Income Fund - Class A	0.78%	15.47%	12.82%	10.74%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.07%	16.86%	0.15%	2.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Blend	Invesco International Diversified Fund - Class A	1.31%	21.06%	1.11%	6.09%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco International Growth Fund - Class A (Formerly Invesco Oppenheimer International Growth Fund)	1.14%	15.81%	2.01%	5.59%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A	1.03%	18.80%	14.13%	13.41%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A	1.04%	8.92%	8.99%	9.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.38%	-0.20%	3.20%	3.75%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.96%	17.40%	12.78%	11.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A	1.25%	7.78%	7.01%	9.26%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A	1.16%	5.69%	-0.89%	8.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Value	Invesco Small Cap Value Fund - Class A	1.10%	17.64%	20.72%	14.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A	1.02%	20.15%	19.86%	14.16%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S	1.07%	14.57%	7.99%	9.68%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S	1.16%	7.22%	7.19%	12.24%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.05%	17.87%	11.21%	15.63%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S	1.32%	6.29%	8.43%	8.40%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.19%	28.29%	8.94%	8.77%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.70%	7.10%	(0.17)%	2.02%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	13.83%	12.41%	17.98%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	-2.88%	2.86%	8.31%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	6.13%	-2.92%	10.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.19%	11.93%	9.41%	8.48%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	12.21%	4.58%	6.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	13.98%	5.73%	7.53%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	15.20%	7.11%	8.58%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	16.30%	8.02%	9.33%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.12%	8.74%	9.79%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.67%	8.98%	9.90%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.64%	8.97%	9.91%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.63%	8.99%	10.11%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	JPMorgan SmartRetirement® 2065 Fund - Class A*	0.84%	17.57%	14.93%	14.93%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	12.04%	4.13%	5.44%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	14.13%	13.12%	14.44%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Money Market-Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class	0.67%	3.69%	2.77%	1.70%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.00%	6.72%	7.20%	10.88%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Admin Class* (Formerly Loomis Sayles Bond Fund)	1.14%	8.60%	2.11%	3.42%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Value	Lord Abbett Affiliated Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	0.69%	15.75%	11.38%	10.33%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012)	0.94%	14.37%	-1.21%	11.02%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A	0.89%	16.19%	12.44%	13.12%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A	0.93%	17.15%	13.29%	10.90%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A*	0.96%	13.27%	3.35%	10.48%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A	0.94%	31.41%	7.88%	7.61%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A	0.66%	7.24%	0.07%	2.25%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A	1.16%	0.58%	5.79%	7.80%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Massachusetts Investors Trust - Class R3	0.69%	13.56%	11.44%	12.64%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4	1.11%	16.42%	12.60%	15.72%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Large Value	MassMutual Diversified Value Fund - Class R4	1.05%	16.77%	13.15%	10.96%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R4	1.38%	14.99%	6.64%	10.38%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4*	1.11%	3.27%	3.37%	9.46%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4*	1.24%	25.46%	7.26%	7.69%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.33%	10.99%	3.83%	11.23%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4	1.10%	8.27%	7.91%	10.17%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3*	1.07%	12.24%	1.79%	4.25%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.77%	6.73%	-0.92%	1.02%
	Adviser: MFS
	Subadviser: N/A
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)	0.86%	12.03%	11.10%	15.34%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3*	1.06%	20.78%	6.84%	9.63%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3*	1.02%	32.77%	7.21%	9.84%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.21%	12.36%	-0.70%	10.22%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*	0.99%	22.34%	5.55%	7.45%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010)	1.11%	16.07%	12.01%	18.19%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*	0.70%	7.07%	-0.11%	2.31%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3	0.72%	11.02%	6.29%	7.48%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Utilities	MFS® Utilities Fund - Class R3*	1.00%	14.85%	7.42%	9.33%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class R3*	0.79%	12.86%	9.80%	9.94%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Blend	MM S&P 500® Index Fund - Class R4	0.64%	17.06%	13.68%	14.10%
	Adviser: MML Investment Advisers, LLC
	Subadviser: BlackRock Investment Management, LLC
US Fund Intermediate Core Bond	MML Barings Core Bond Fund - Class R4* (Formerly MassMutual Core Bond Fund)	0.78%	7.73%	0.01%	2.26%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)	0.91%	5.42%	1.99%	2.21%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.05%	17.16%	13.68%	13.26%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Nomura Asset Strategy Fund - Class Y (Formerly Macquarie Asset Strategy Fund)	1.12%	16.63%	8.65%	8.28%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)	0.67%	7.37%	-0.21%	2.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Long-Term Bond	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)	0.81%	5.98%	-3.67%	2.55%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Large Growth	Nomura Large Cap Growth Fund - Class Y* (Formerly Macquarie Large Cap Growth Fund)	0.89%	8.84%	12.05%	15.45%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Natural Resources	Nomura Natural Resources Fund - Class Y* (Formerly Macquarie Natural Resources Fund)	1.22%	37.93%	15.69%	6.94%
	Adviser: Delaware Management Company
	Subadviser: Van Eck Associates Corporation

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund)	1.17%	33.80%	14.04%	17.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Growth	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)	1.13%	13.50%	2.03%	9.84%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A*	2.31%	9.45%	4.77%	8.58%
	Adviser: North Square Investments, LLC
	Subadviser: CSM Advisors, LLC
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class	0.32%	6.84%	-0.72%	1.62%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.91%	9.76%	11.08%	12.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class	0.29%	16.77%	12.82%	13.96%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	Nuveen Large Cap Growth Index Fund - Retirement Class	0.29%	18.21%	14.98%	17.77%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Nuveen Large Cap Value Index Fund - Retirement Class	0.30%	15.55%	11.00%	10.21%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A*	1.20%	7.50%	7.92%	10.17%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Mid-Cap Growth	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (Formerly Nuveen Mid Cap Growth Opportunities Fund)	1.13%	7.65%	1.26%	9.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	11.06%	8.44%	8.52%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A*	1.02%	15.89%	7.77%	15.69%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund - Class A	1.04%	-2.75%	1.99%	9.60%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Natural Resources	PGIM Jennison Natural Resources Fund - Class A	1.26%	38.59%	16.70%	11.04%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.95%	7.74%	1.00%	2.98%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Administrative Class	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.87%	8.96%	-0.03%	2.21%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund High Yield Bond	Putnam High Yield Fund - Class A	1.03%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
US Fund Foreign Small/Mid Blend	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)	1.48%	30.14%	7.52%	8.14%
	Adviser: Putnam Investment Management, LLC
	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Value	Putnam Large Cap Value Fund - Class A	0.85%	20.05%	15.17%	13.16%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class*	1.49%	2.13%	8.53%	9.07%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*	1.49%	6.68%	9.88%	7.68%
	Adviser: Royce & Associates, LP
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Aggressive Allocation	Russell Investments LifePoints® Aggressive Strategy Fund - Class R1* (Formerly Growth Strategy Fund) (Closed to Contracts issued on or about 5/3/2010)	0.96%	17.99%	9.09%	8.29%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Russell Investments LifePoints® Balanced Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)	0.93%	15.27%	6.81%	6.52%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Conservative Allocation	Russell Investments LifePoints® Conservative Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)	0.69%	9.55%	1.93%	3.42%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Aggressive Allocation	Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1* (Formerly Equity Growth Strategy Fund) (Closed to Contracts issued on or about 5/3/2010)	0.95%	19.26%	10.25%	9.04%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	Russell Investments LifePoints® Moderate Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)	0.79%	12.48%	4.38%	4.83%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Large Value	T. Rowe Price Equity Income Fund - R Class	1.25%	13.97%	10.69%	10.04%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	T. Rowe Price Growth Stock Fund - R Class	1.17%	15.04%	8.79%	13.56%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	21.29%	7.52%	5.98%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Class A*	1.02%	12.40%	-2.02%	-0.45%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A	1.03%	16.80%	6.69%	6.30%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Moderately Conservative Allocation	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	10.75%	4.76%	6.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	10.33%	8.03%	10.94%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.00%	11.52%	6.72%	8.52%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	11.03%	3.69%	5.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.04%	16.73%	12.12%	11.96%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts )	1.06%	14.77%	10.81%	0.11%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.13%	13.23%	8.81%	15.17%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Health	The Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.35%	15.59%	3.06%	7.43%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	8.92%	3.79%	5.62%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Inflation-Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	7.42%	1.80%	2.88%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	29.80%	6.52%	7.71%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	(0.89)%	-0.13%	7.63%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	4.23%	9.47%	8.32%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.30%	12.47%	0.15%	9.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012)	0.72%	7.07%	-0.30%	2.38%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Value	Thornburg American Opportunities Fund - Class R4* (Formerly Thornburg Small/Mid Cap Core Fund) (Closed to Contracts issued on or about 8/1/2013) (Effective 2/1/2026, the subaccount is closed to new investors)	1.20%	-0.76%	4.30%	7.81%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	Thornburg Focus Growth Fund - Class R4* (Formerly Thornburg Small/Mid Cap Growth Fund) (Closed to Contracts issued on or about 8/1/2011) (Effective 2/1/2026, the subaccount is closed to new investors)	1.12%	4.39%	-1.20%	7.30%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* (Effective 2/1/2026, the subaccount is closed to new investors)	1.15%	33.79%	8.95%	8.92%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Timothy Plan Large/Mid Cap Value Fund - Class A*	1.41%	4.73%	8.18%	9.46%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Global Moderate Allocation	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.43%	18.78%	4.73%	6.37%
	Adviser: UBS Asset Management (Americas) LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.05%	23.44%	16.52%	13.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)	1.28%	11.84%	7.00%	9.26%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Victory Pioneer Disciplined Value Fund - Class A* (Effective 3/31/2025, the Pioneer Disciplined Value Fund was renamed to Victory Pioneer Disciplined Value Fund)	0.80%	17.31%	10.39%	10.39%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Victory Pioneer Equity Income Fund - Class A* (Formerly Pioneer Equity Income Fund)	1.00%	11.21%	8.89%	9.11%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Pioneer Fund - Class A* (Formerly Pioneer Fund)	0.92%	23.20%	14.88%	15.57%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Growth	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)	0.99%	13.98%	11.69%	14.07%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Value	Victory Pioneer Global Equity Fund - Class A* (Formerly Pioneer Global Sustainable Equity Fund) (Closed to Contracts issued on or about 5/3/2010)	1.10%	41.08%	15.41%	12.75%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Pioneer Mid Cap Value Fund - Class A (Formerly Pioneer Mid Cap Value Fund) (Closed to Contracts issued on or about 8/1/2011)	1.11%	10.74%	10.85%	8.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Multisector Bond	Victory Pioneer Strategic Income Fund - Class A* (Formerly Pioneer Strategic Income Fund)	1.07%	10.27%	1.99%	3.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.) (Closed to Contracts issued on or about 8/1/2013)	1.37%	N/A	12.43%	11.37%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A	0.89%	2.33%	9.57%	10.60%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A	1.23%	1.41%	6.66%	9.19%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	11.77%	8.66%	9.34%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Mid-Cap Blend	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	1.31%	17.24%	9.47%	9.66%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A*	1.42%	1.05%	7.39%	7.62%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A	1.03%	8.22%	8.46%	8.19%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	41.87%	6.22%	5.65%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Intermediate Core Bond	Virtus Seix Total Return Bond Fund - Class A*	0.70%	6.63%	-0.93%	1.70%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Seix Investment Advisors
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-6779

Variable Option [Line Items]
Prospectuses Available [Text Block]
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A*	1.08%	2.54%	8.24%	8.11%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Global Bond-USD Hedged	AB Global Bond Fund - Class A*	0.78%	4.96%	-0.05%	1.98%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund High Yield Bond	AB High Income Fund - Class A	0.86%	8.04%	4.42%	5.45%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)	1.18%	41.97%	11.05%	6.66%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.04%	13.57%	0.25%	5.57%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I	1.25%	31.99%	16.01%	17.83%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I* (Closed to Contracts issued on or about 8/1/2012)	1.27%	17.01%	3.09%	11.63%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I	1.39%	4.89%	-5.27%	8.43%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A*	1.07%	15.15%	6.78%	7.45%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments (UK) Limited;Allspring Global Investments, LLC;
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A*	1.43%	36.28%	1.49%	7.65%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Foreign Large Blend	Allspring International Equity Fund - Class A*	1.14%	30.81%	7.19%	6.19%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A*	1.04%	15.37%	7.21%	9.54%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Large Blend	American Century Investments® Disciplined Core Equity Fund - A Class (Formerly American Century Equity Growth Fund) (Closed to Contracts issued on or about 5/3/2010)	0.90%	18.14%	12.08%	12.41%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	American Century Investments® Diversified Bond Fund - A Class	0.85%	6.79%	-0.75%	1.52%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Investments® Equity Income Fund - A Class	1.19%	11.63%	7.50%	8.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	American Century Investments® Ginnie Mae Fund - A Class	0.80%	7.14%	-0.58%	0.82%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Century Investments® Growth Fund - A Class*	1.08%	14.94%	12.46%	15.79%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	American Century Investments® Heritage Fund - A Class	1.25%	6.40%	4.84%	11.16%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Value	American Century Investments® Mid Cap Value Fund - A Class	1.22%	8.64%	8.49%	8.77%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Value	American Century Investments® Small Cap Value Fund - A Class	1.33%	-3.57%	6.77%	8.67%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Blend	American Century Investments® Small Company Fund - A Class	1.10%	12.68%	6.09%	7.54%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Funds® AMCAP Fund® - Class R-3	0.97%	17.38%	10.12%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds® American Mutual Fund® - Class R-3	0.91%	15.74%	11.38%	10.94%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderately Aggressive Allocation	American Funds® Capital Income Builder® - Class R-3	0.91%	19.97%	8.73%	7.47%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Blend	American Funds® Capital World Growth and Income Fund® - Class R-3	1.06%	24.33%	9.91%	10.52%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)	1.12%	28.35%	3.91%	7.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® Fundamental Investors® - Class R-3	0.93%	23.85%	14.08%	13.70%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® New Perspective Fund® - Class R-3	1.05%	20.85%	8.66%	12.31%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	American Funds® New World Fund® - Class R-3	1.22%	27.76%	4.93%	9.20%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	American Funds® The Bond Fund of America® - Class R-3 (Closed to Contracts issued on or about 5/3/2010)	0.88%	6.83%	-0.66%	1.90%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds® The Growth Fund of America® - Class R-3	0.93%	19.52%	11.44%	14.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Moderate Allocation	American Funds® The Income Fund of America® - Class R-3	0.90%	17.37%	8.69%	8.26%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds® The Investment Company of America® - Class R-3	0.91%	20.08%	14.97%	13.69%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds® The New Economy Fund® - Class R-3	1.05%	30.67%	10.15%	13.48%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds® Washington Mutual Investors Fund - Class R-3	0.91%	16.76%	13.57%	12.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	Ave Maria Growth Fund	0.91%	8.26%	8.46%	13.06%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.90%	-0.39%	8.90%	10.31%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.93%	2.82%	11.02%	10.44%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013)	0.87%	21.37%	14.48%	16.55%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*	0.76%	15.00%	3.68%	10.08%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*	0.92%	12.55%	10.58%	15.17%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares	0.94%	21.40%	11.45%	10.98%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*	1.11%	19.38%	5.49%	7.22%
	Adviser: BlackRock Advisors, LLC
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*	0.84%	13.27%	6.01%	8.09%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	15.04%	7.21%	9.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*	0.84%	16.67%	8.59%	9.99%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	18.13%	9.63%	10.62%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*	0.84%	19.79%	10.11%	10.95%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	20.58%	10.43%	11.14%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*	0.84%	20.79%	10.48%	10.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares*	0.84%	20.74%	10.46%	11.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	20.73%	14.67%	14.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*	0.84%	11.74%	4.14%	6.16%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Mid-Cap Value	BlackRock Mid-Cap Value Fund - Investor A Shares*	1.00%	13.43%	10.91%	10.75%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares	0.39%	17.42%	14.00%	14.34%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	6.66%	-0.82%	1.56%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	17.28%	13.86%	14.24%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	18.22%	10.01%	12.91%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	22.81%	3.24%	8.50%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	0.73%	7.89%	0.85%	2.73%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.91%	6.95%	7.75%	12.78%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Intermediate Core-Plus Bond	Calvert Income Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)	0.92%	8.89%	1.19%	3.66%
	Adviser: Calvert Research and Management
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	7.98%	11.21%	12.42%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A	1.15%	-1.55%	3.30%	6.87%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A	1.20%	3.24%	-1.50%	8.65%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012)	1.24%	9.18%	-0.37%	9.28%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A*	1.07%	4.56%	0.83%	8.27%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Blend	Columbia Contrarian Core Fund - Class A	0.98%	17.10%	13.84%	13.96%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Cornerstone Growth Fund - Class A (Formerly Columbia Large Cap Growth Fund)	0.97%	16.10%	13.86%	15.69%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Columbia Intrinsic Value Fund - Institutional Class (Effective 9/1/2025, the Columbia Large Cap Value Fund was renamed to Columbia Intrinsic Value Fund) (Closed to Contracts issued on or about 12/31/2010)	0.72%	19.91%	12.42%	11.44%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A*	1.05%	15.30%	9.54%	14.04%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A	1.13%	13.62%	11.06%	10.19%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.88%	13.84%	11.32%	10.47%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.25%	35.08%	18.63%	22.46%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A	1.16%	37.39%	19.14%	22.49%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Small Cap Value Fund I - Class A*	1.20%	14.60%	12.14%	11.03%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Davis New York Venture Fund - Class A	0.91%	26.88%	12.46%	12.08%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Large Growth	Domini Impact Equity Fund℠ - Investor Shares (Closed to Contracts issued on or about 6/1/2014)	1.04%	11.63%	9.51%	12.20%
	Adviser: Domini Impact Investments LLC
	Subadviser: SSIM Funds Management Inc
US Fund Large Growth	DWS Capital Growth Fund - Class A	0.89%	12.09%	10.45%	14.77%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.16%	13.61%	1.97%	3.88%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: DWS International GmbH
US Fund Foreign Large Growth	DWS International Opportunities Fund - Class A* (Formerly DWS International Growth Fund)	1.19%	19.12%	2.70%	6.62%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	-5.88%	6.11%	10.06%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A	0.97%	11.01%	8.17%	9.13%
	Adviser: Eaton Vance Management
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008)	0.99%	8.48%	9.16%	10.85%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.96%	8.18%	4.64%	5.62%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A	1.00%	12.12%	10.26%	9.74%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A*	1.18%	10.29%	5.92%	7.12%
	Adviser: Eaton Vance Management
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class	0.58%	30.92%	8.38%	7.73%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Global Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	0.99%	13.79%	7.01%	8.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class	0.54%	6.94%	8.49%	10.10%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited
US Fund Small Blend	Empower S&P Small Cap 600® Index Fund - Investor Class*	0.56%	5.55%	6.70%	9.24%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013)	1.96%	11.50%	1.25%	9.51%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)	1.14%	6.80%	8.96%	8.37%
	Adviser: Federated MDTA LLC
	Subadviser: N/A
US Fund Large Value	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.)	1.12%	14.47%	9.40%	8.54%
	Adviser: Federated Equity Management Company Of Pennsylvania
	Subadviser: N/A
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012)	1.23%	19.67%	12.65%	12.66%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M (also known as Fidelity® Real Estate Investment Portfolio - Class M)	1.18%	1.96%	4.75%	4.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A	0.83%	6.00%	3.19%	4.91%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Formerly Franklin Strategic Income Fund)	0.72%	3.16%	1.04%	2.70%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A	0.83%	11.33%	7.77%	9.19%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Franklin Growth Fund - Class A	0.78%	8.92%	8.38%	13.11%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund High Yield Bond	Franklin High Income Fund - Class A1*	0.74%	4.72%	4.18%	6.30%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Income Fund - Class A1	0.61%	8.12%	6.94%	7.20%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A	0.82%	8.68%	5.55%	7.10%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.01%	18.38%	8.51%	8.93%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.20%	16.57%	10.71%	8.04%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	5.32%	7.99%	6.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)	0.97%	1.40%	7.50%	9.09%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*	0.73%	2.92%	-1.31%	1.35%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Franklin Templeton Institutional, LLC
US Fund Large Growth	Frost Growth Equity Fund - Investor Class	0.91%	14.95%	12.96%	15.88%
	Adviser: Frost Investment Advisors, LLC
	Subadviser: N/A
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A*	1.10%	9.35%	4.99%	4.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.98%	8.17%	3.18%	5.04%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*	1.00%	10.43%	10.93%	9.30%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A*	1.15%	7.05%	4.53%	11.37%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	9.25%	9.68%	9.68%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Class A*	1.26%	10.38%	7.16%	7.69%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.25%	1.64%	-0.05%	9.66%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	7.95%	-0.42%	1.25%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	9.79%	3.21%	8.85%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	32.79%	7.74%	7.81%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Global Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	0.15%	6.08%	7.10%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Aggressive Allocation	Hartford Moderately Aggressive Allocation Fund - Class R4 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	17.30%	8.11%	8.91%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Large Growth	Invesco American Franchise Fund - Class A (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A*	1.49%	18.48%	9.12%	5.93%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.80%	17.15%	15.24%	11.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013)	1.30%	28.33%	-0.53%	6.00%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A	1.04%	4.78%	3.77%	11.08%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	15.43%	10.49%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.76%	12.81%	8.61%	8.66%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets ex-China Fund - Class A (Effective 8/22/2025, the Invesco EQV Emerging Markets All Cap Fund was renamed to Invesco Emerging Markets ex-China Fund)	1.40%	29.85%	1.45%	7.57%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A	1.27%	15.91%	3.28%	5.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Growth	Invesco Global Fund - Class A	1.03%	15.24%	7.05%	10.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A	1.14%	7.12%	-7.43%	5.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A*	1.05%	12.79%	1.55%	2.90%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A	1.05%	131.03%	17.54%	21.07%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Growth and Income Fund - Class A	0.78%	15.47%	12.82%	10.74%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.07%	16.86%	0.15%	2.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Blend	Invesco International Diversified Fund - Class A	1.31%	21.06%	1.11%	6.09%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco International Growth Fund - Class A (Formerly Invesco Oppenheimer International Growth Fund)	1.14%	15.81%	2.01%	5.59%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A	1.03%	18.80%	14.13%	13.41%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A	1.04%	8.92%	8.99%	9.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.38%	-0.20%	3.20%	3.75%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.96%	17.40%	12.78%	11.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A	1.25%	7.78%	7.01%	9.26%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A	1.16%	5.69%	-0.89%	8.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Value	Invesco Small Cap Value Fund - Class A	1.10%	17.64%	20.72%	14.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A	1.02%	20.15%	19.86%	14.16%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S	1.07%	14.57%	7.99%	9.68%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S	1.16%	7.22%	7.19%	12.24%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.05%	17.87%	11.21%	15.63%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S	1.32%	6.29%	8.43%	8.40%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.19%	28.29%	8.94%	8.77%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.70%	7.10%	(0.17)%	2.02%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	13.83%	12.41%	17.98%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	-2.88%	2.86%	8.31%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	6.13%	-2.92%	10.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.19%	11.93%	9.41%	8.48%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	12.21%	4.58%	6.55%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	13.98%	5.73%	7.53%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	15.20%	7.11%	8.58%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	16.30%	8.02%	9.33%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.12%	8.74%	9.79%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.67%	8.98%	9.90%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.64%	8.97%	9.91%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.83%	17.63%	8.99%	10.11%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	JPMorgan SmartRetirement® 2065 Fund - Class A*	0.84%	17.57%	14.93%	14.93%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	12.04%	4.13%	5.44%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	14.13%	13.12%	14.44%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Money Market-Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class	0.67%	3.69%	2.77%	1.70%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.00%	6.72%	7.20%	10.88%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Admin Class* (Formerly Loomis Sayles Bond Fund)	1.14%	8.60%	2.11%	3.42%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Value	Lord Abbett Affiliated Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	0.69%	15.75%	11.38%	10.33%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012)	0.94%	14.37%	-1.21%	11.02%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A	0.89%	16.19%	12.44%	13.12%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A	0.93%	17.15%	13.29%	10.90%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A*	0.96%	13.27%	3.35%	10.48%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A	0.94%	31.41%	7.88%	7.61%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A	0.66%	7.24%	0.07%	2.25%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A	1.16%	0.58%	5.79%	7.80%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Massachusetts Investors Trust - Class R3	0.69%	13.56%	11.44%	12.64%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4	1.11%	16.42%	12.60%	15.72%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Large Value	MassMutual Diversified Value Fund - Class R4	1.05%	16.77%	13.15%	10.96%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R4	1.38%	14.99%	6.64%	10.38%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4*	1.11%	3.27%	3.37%	9.46%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4*	1.24%	25.46%	7.26%	7.69%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.33%	10.99%	3.83%	11.23%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4	1.10%	8.27%	7.91%	10.17%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3*	1.07%	12.24%	1.79%	4.25%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.77%	6.73%	-0.92%	1.02%
	Adviser: MFS
	Subadviser: N/A
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)	0.86%	12.03%	11.10%	15.34%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3*	1.06%	20.78%	6.84%	9.63%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3*	1.02%	32.77%	7.21%	9.84%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.21%	12.36%	-0.70%	10.22%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*	0.99%	22.34%	5.55%	7.45%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010)	1.11%	16.07%	12.01%	18.19%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*	0.70%	7.07%	-0.11%	2.31%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3	0.72%	11.02%	6.29%	7.48%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Utilities	MFS® Utilities Fund - Class R3*	1.00%	14.85%	7.42%	9.33%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class R3*	0.79%	12.86%	9.80%	9.94%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Blend	MM S&P 500® Index Fund - Class R4	0.64%	17.06%	13.68%	14.10%
	Adviser: MML Investment Advisers, LLC
	Subadviser: BlackRock Investment Management, LLC
US Fund Intermediate Core Bond	MML Barings Core Bond Fund - Class R4* (Formerly MassMutual Core Bond Fund)	0.78%	7.73%	0.01%	2.26%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)	0.91%	5.42%	1.99%	2.21%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.05%	17.16%	13.68%	13.26%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Nomura Asset Strategy Fund - Class Y (Formerly Macquarie Asset Strategy Fund)	1.12%	16.63%	8.65%	8.28%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)	0.67%	7.37%	-0.21%	2.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Long-Term Bond	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)	0.81%	5.98%	-3.67%	2.55%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Large Growth	Nomura Large Cap Growth Fund - Class Y* (Formerly Macquarie Large Cap Growth Fund)	0.89%	8.84%	12.05%	15.45%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Natural Resources	Nomura Natural Resources Fund - Class Y* (Formerly Macquarie Natural Resources Fund)	1.22%	37.93%	15.69%	6.94%
	Adviser: Delaware Management Company
	Subadviser: Van Eck Associates Corporation

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund)	1.17%	33.80%	14.04%	17.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Growth	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)	1.13%	13.50%	2.03%	9.84%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A*	2.31%	9.45%	4.77%	8.58%
	Adviser: North Square Investments, LLC
	Subadviser: CSM Advisors, LLC
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class	0.32%	6.84%	-0.72%	1.62%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.91%	9.76%	11.08%	12.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class	0.29%	16.77%	12.82%	13.96%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	Nuveen Large Cap Growth Index Fund - Retirement Class	0.29%	18.21%	14.98%	17.77%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Nuveen Large Cap Value Index Fund - Retirement Class	0.30%	15.55%	11.00%	10.21%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A*	1.20%	7.50%	7.92%	10.17%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Mid-Cap Growth	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (Formerly Nuveen Mid Cap Growth Opportunities Fund)	1.13%	7.65%	1.26%	9.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	11.06%	8.44%	8.52%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A*	1.02%	15.89%	7.77%	15.69%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund - Class A	1.04%	-2.75%	1.99%	9.60%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Natural Resources	PGIM Jennison Natural Resources Fund - Class A	1.26%	38.59%	16.70%	11.04%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.95%	7.74%	1.00%	2.98%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Administrative Class	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.87%	8.96%	-0.03%	2.21%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund High Yield Bond	Putnam High Yield Fund - Class A	1.03%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
US Fund Foreign Small/Mid Blend	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)	1.48%	30.14%	7.52%	8.14%
	Adviser: Putnam Investment Management, LLC
	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Large Value	Putnam Large Cap Value Fund - Class A	0.85%	20.05%	15.17%	13.16%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class*	1.49%	2.13%	8.53%	9.07%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*	1.49%	6.68%	9.88%	7.68%
	Adviser: Royce & Associates, LP
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Aggressive Allocation	Russell Investments LifePoints® Aggressive Strategy Fund - Class R1* (Formerly Growth Strategy Fund) (Closed to Contracts issued on or about 5/3/2010)	0.96%	17.99%	9.09%	8.29%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Russell Investments LifePoints® Balanced Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)	0.93%	15.27%	6.81%	6.52%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Conservative Allocation	Russell Investments LifePoints® Conservative Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)	0.69%	9.55%	1.93%	3.42%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Aggressive Allocation	Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1* (Formerly Equity Growth Strategy Fund) (Closed to Contracts issued on or about 5/3/2010)	0.95%	19.26%	10.25%	9.04%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	Russell Investments LifePoints® Moderate Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)	0.79%	12.48%	4.38%	4.83%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Large Value	T. Rowe Price Equity Income Fund - R Class	1.25%	13.97%	10.69%	10.04%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	T. Rowe Price Growth Stock Fund - R Class	1.17%	15.04%	8.79%	13.56%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	21.29%	7.52%	5.98%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Class A*	1.02%	12.40%	-2.02%	-0.45%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A	1.03%	16.80%	6.69%	6.30%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Moderately Conservative Allocation	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	10.75%	4.76%	6.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	10.33%	8.03%	10.94%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.00%	11.52%	6.72%	8.52%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	11.03%	3.69%	5.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.04%	16.73%	12.12%	11.96%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts )	1.06%	14.77%	10.81%	0.11%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.13%	13.23%	8.81%	15.17%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Health	The Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.35%	15.59%	3.06%	7.43%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	8.92%	3.79%	5.62%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Inflation-Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	7.42%	1.80%	2.88%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	29.80%	6.52%	7.71%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	(0.89)%	-0.13%	7.63%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	4.23%	9.47%	8.32%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.30%	12.47%	0.15%	9.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012)	0.72%	7.07%	-0.30%	2.38%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Value	Thornburg American Opportunities Fund - Class R4* (Formerly Thornburg Small/Mid Cap Core Fund) (Closed to Contracts issued on or about 8/1/2013) (Effective 2/1/2026, the subaccount is closed to new investors)	1.20%	-0.76%	4.30%	7.81%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	Thornburg Focus Growth Fund - Class R4* (Formerly Thornburg Small/Mid Cap Growth Fund) (Closed to Contracts issued on or about 8/1/2011) (Effective 2/1/2026, the subaccount is closed to new investors)	1.12%	4.39%	-1.20%	7.30%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* (Effective 2/1/2026, the subaccount is closed to new investors)	1.15%	33.79%	8.95%	8.92%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Timothy Plan Large/Mid Cap Value Fund - Class A*	1.41%	4.73%	8.18%	9.46%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Global Moderate Allocation	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.43%	18.78%	4.73%	6.37%
	Adviser: UBS Asset Management (Americas) LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.05%	23.44%	16.52%	13.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)	1.28%	11.84%	7.00%	9.26%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Victory Pioneer Disciplined Value Fund - Class A* (Effective 3/31/2025, the Pioneer Disciplined Value Fund was renamed to Victory Pioneer Disciplined Value Fund)	0.80%	17.31%	10.39%	10.39%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Victory Pioneer Equity Income Fund - Class A* (Formerly Pioneer Equity Income Fund)	1.00%	11.21%	8.89%	9.11%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Pioneer Fund - Class A* (Formerly Pioneer Fund)	0.92%	23.20%	14.88%	15.57%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Growth	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)	0.99%	13.98%	11.69%	14.07%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Value	Victory Pioneer Global Equity Fund - Class A* (Formerly Pioneer Global Sustainable Equity Fund) (Closed to Contracts issued on or about 5/3/2010)	1.10%	41.08%	15.41%	12.75%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Pioneer Mid Cap Value Fund - Class A (Formerly Pioneer Mid Cap Value Fund) (Closed to Contracts issued on or about 8/1/2011)	1.11%	10.74%	10.85%	8.69%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Multisector Bond	Victory Pioneer Strategic Income Fund - Class A* (Formerly Pioneer Strategic Income Fund)	1.07%	10.27%	1.99%	3.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.) (Closed to Contracts issued on or about 8/1/2013)	1.37%	N/A	12.43%	11.37%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A	0.89%	2.33%	9.57%	10.60%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A	1.23%	1.41%	6.66%	9.19%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	11.77%	8.66%	9.34%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Mid-Cap Blend	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	1.31%	17.24%	9.47%	9.66%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A*	1.42%	1.05%	7.39%	7.62%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A	1.03%	8.22%	8.46%	8.19%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	41.87%	6.22%	5.65%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Intermediate Core Bond	Virtus Seix Total Return Bond Fund - Class A*	0.70%	6.63%	-0.93%	1.70%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Seix Investment Advisors
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000078455 [Member] | C000021390 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	5.32%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	6.94%
C000078455 [Member] | C000084424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	14.73%
C000078455 [Member] | C000084366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000078455 [Member] | C000023811 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	5.98%
C000078455 [Member] | C000028755 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	2.54%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	8.11%
C000078455 [Member] | C000089292 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	36.28%
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	7.65%
C000078455 [Member] | C000162988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	American Century Investments® U.S. Government Money Market Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.68%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000078455 [Member] | C000024480 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds® Capital World Growth and Income Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	24.33%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	10.52%
C000078455 [Member] | C000025067 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds® The Growth Fund of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	11.44%
Average Annual Total Returns, 10 Years [Percent]	14.77%
C000078455 [Member] | C000023988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	American Funds® The Income Fund of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	8.26%
C000078455 [Member] | C000000115 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	10.19%
C000078455 [Member] | C000000296 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.28%
C000078455 [Member] | C000023762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	12.78%
C000078455 [Member] | C000009516 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Subadviser: Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	26.88%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000078455 [Member] | C000013484 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000078455 [Member] | C000013949 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	19.67%
Average Annual Total Returns, 5 Years [Percent]	12.65%
Average Annual Total Returns, 10 Years [Percent]	12.66%
C000078455 [Member] | C000025497 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	1.64%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	9.66%
C000078455 [Member] | C000209633 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.82%
C000078455 [Member] | C000000616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Limited
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(0.20%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.75%
C000078455 [Member] | C000084495 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	20.72%
Average Annual Total Returns, 10 Years [Percent]	14.64%
C000078455 [Member] | C000084507 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	20.15%
Average Annual Total Returns, 5 Years [Percent]	19.86%
Average Annual Total Returns, 10 Years [Percent]	14.16%
C000078455 [Member] | C000077654 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	9.68%
C000078455 [Member] | C000077622 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.87%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	15.63%
C000078455 [Member] | C000077692 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	28.29%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000078455 [Member] | C000019539 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	0.58%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	7.80%
C000078455 [Member] | C000002018 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: MFS
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	1.02%
C000078455 [Member] | C000026608 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.74%
Average Annual Total Returns, 5 Years [Percent]	1.00%
Average Annual Total Returns, 10 Years [Percent]	2.98%
C000078455 [Member] | C000026645 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	8.96%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000078455 [Member] | C000144972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Mid-Cap Core Growth Fund - Class A (Formerly Victory Munder Mid-Cap Core Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	9.26%
C000078455 [Member] | C000002358 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]
Victory Special Value Fund - Class A (On 4/29/2025, the Board of Victory Special Value Fund liquidated all its shares. Corresponding units of the separate account were liquidated and moved into the default fund as directed by the Plan Sponsor.) (Closed to Contracts issued on or about 8/1/2013)

Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 5 Years [Percent]	12.43%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000078455 [Member] | C000021611 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	41.87%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	5.65%
C000078455 [Member] | C000028113 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	4.96%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	1.98%
C000078455 [Member] | C000027601 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.04%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	5.45%
C000078455 [Member] | C000015865 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Investments® Equity Income Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.63%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	8.70%
C000078455 [Member] | C000016431 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	American Century Investments® Ginnie Mae Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
C000078455 [Member] | C000016485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Investments® Small Company Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	7.54%
C000078455 [Member] | C000026378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds® New World Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	27.76%
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	9.20%
C000078455 [Member] | C000004204 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	8.26%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	13.06%
C000078455 [Member] | C000004205 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(0.39%)
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000078455 [Member] | C000004203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	10.44%
C000078455 [Member] | C000089953 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	9.02%
C000078455 [Member] | C000089957 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000078455 [Member] | C000089962 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.58%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	11.14%
C000078455 [Member] | C000187068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	10.78%
C000078455 [Member] | C000251826 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2070 - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	14.67%
Average Annual Total Returns, 10 Years [Percent]	14.67%
C000078455 [Member] | C000043702 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	18.22%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	12.91%
C000078455 [Member] | C000011378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	22.81%
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000078455 [Member] | C000046514 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.98%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	12.42%
C000078455 [Member] | C000046565 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	3.24%
Average Annual Total Returns, 5 Years [Percent]	(1.50%)
Average Annual Total Returns, 10 Years [Percent]	8.65%
C000078455 [Member] | C000009466 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund℠ - Investor Shares (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Adviser: Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: SSIM Funds Management Inc
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.63%
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	12.20%
C000078455 [Member] | C000014179 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(5.88%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	10.06%
C000078455 [Member] | C000095750 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	30.92%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	7.73%
C000078455 [Member] | C000069828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000078455 [Member] | C000095752 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Investment Managers Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000078455 [Member] | C000069818 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P Small Cap 600® Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Investment Managers Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	5.55%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	9.24%
C000078455 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Value Fund - Class A* (Formerly Federated Hermes Clover Small Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	8.37%
C000078455 [Member] | C000270424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M (also known as Fidelity® Real Estate Investment Portfolio - Class M)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	1.96%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	4.33%
C000078455 [Member] | C000021377 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000078455 [Member] | C000057076 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	9.35%
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	4.68%
C000078455 [Member] | C000025485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	9.68%
C000078455 [Member] | C000175600 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	9.79%
Average Annual Total Returns, 5 Years [Percent]	3.21%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000078455 [Member] | C000092474 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	18.48%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	5.93%
C000078455 [Member] | C000000366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	8.64%
C000078455 [Member] | C000209210 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.24%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	10.78%
C000078455 [Member] | C000209214 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	7.12%
Average Annual Total Returns, 5 Years [Percent]	(7.43%)
Average Annual Total Returns, 10 Years [Percent]	5.30%
C000078455 [Member] | C000209140 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	131.03%
Average Annual Total Returns, 5 Years [Percent]	17.54%
Average Annual Total Returns, 10 Years [Percent]	21.07%
C000078455 [Member] | C000209335 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	21.06%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	6.09%
C000078455 [Member] | C000209276 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.40%
Average Annual Total Returns, 5 Years [Percent]	12.78%
Average Annual Total Returns, 10 Years [Percent]	11.82%
C000078455 [Member] | C000010798 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	17.98%
C000078455 [Member] | C000050048 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.21%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	6.55%
C000078455 [Member] | C000032449 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	7.53%
C000078455 [Member] | C000050052 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	8.58%
C000078455 [Member] | C000032453 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	9.33%
C000078455 [Member] | C000050059 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	8.74%
Average Annual Total Returns, 10 Years [Percent]	9.79%
C000078455 [Member] | C000050060 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.67%
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]	9.90%
C000078455 [Member] | C000172118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.63%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	10.11%
C000078455 [Member] | C000032433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.04%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	5.44%
C000078455 [Member] | C000012579 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Adviser: Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	10.88%
C000078455 [Member] | C000140352 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	15.72%
C000078455 [Member] | C000140384 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.77%
Average Annual Total Returns, 5 Years [Percent]	13.15%
Average Annual Total Returns, 10 Years [Percent]	10.96%
C000078455 [Member] | C000137068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund World Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	10.38%
C000078455 [Member] | C000140357 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	3.27%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	9.46%
C000078455 [Member] | C000140360 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	25.46%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000078455 [Member] | C000140361 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	11.23%
C000078455 [Member] | C000137078 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.17%
C000078455 [Member] | C000002222 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 5 Years [Percent]	(0.70%)
Average Annual Total Returns, 10 Years [Percent]	10.22%
C000078455 [Member] | C000010191 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock Investment Management, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	14.10%
C000078455 [Member] | C000137083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	MML Barings Core Bond Fund - Class R4* (Formerly MassMutual Core Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.73%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	2.26%
C000078455 [Member] | C000137077 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MML Barings Short-Duration Bond Fund - Class R4* (formerly MassMutual Short-Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000078455 [Member] | C000077156 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Quality Equity Fund - Class A (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)
Portfolio Company Adviser [Text Block]	Adviser: Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	13.26%
C000078455 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Nomura Diversified Income Fund - Class A* (Formerly Macquarie Diversified Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.59%
C000078455 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Nomura Extended Duration Bond Fund - Class A* (Formerly Macquarie Extended Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	(3.67%)
Average Annual Total Returns, 10 Years [Percent]	2.55%
C000078455 [Member] | C000017272 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.50%
Average Annual Total Returns, 5 Years [Percent]	2.03%
Average Annual Total Returns, 10 Years [Percent]	9.84%
C000078455 [Member] | C000079524 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Nuveen Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	6.84%
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	1.62%
C000078455 [Member] | C000023379 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	12.02%
C000078455 [Member] | C000033987 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.77%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	13.96%
C000078455 [Member] | C000001720 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	35.74%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000078455 [Member] | C000014661 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Nuveen Large Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	14.98%
Average Annual Total Returns, 10 Years [Percent]	17.77%
C000078455 [Member] | C000014663 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Nuveen Large Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	11.00%
Average Annual Total Returns, 10 Years [Percent]	10.21%
C000078455 [Member] | C000007558 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Harris Associates L.P.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	8.52%
C000078455 [Member] | C000012400 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	38.59%
Average Annual Total Returns, 5 Years [Percent]	16.70%
Average Annual Total Returns, 10 Years [Percent]	11.04%
C000078455 [Member] | C000026659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Administrative Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	1.94%
C000078455 [Member] | C000089748 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.60%
C000078455 [Member] | C000040997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	5.05%
C000078455 [Member] | C000040943 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000078455 [Member] | C000089743 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	The Hartford MidCap Value Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	4.23%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	8.32%
C000078455 [Member] | C000012333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Subadviser: Westwood Management Corp
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	4.73%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	9.46%
C000078455 [Member] | C000256497 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Victory Pioneer Fundamental Growth Fund - Class A* (Effective 3/31/2025, the Pioneer Fundamental Growth Fund was renamed to Victory Pioneer Fundamental Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	11.69%
Average Annual Total Returns, 10 Years [Percent]	14.07%
C000078455 [Member] | C000181155 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	9.34%
C000078455 [Member] | C000028762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	41.97%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	6.66%
C000078455 [Member] | C000017107 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	American Century Investments® Heritage Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	11.16%
C000078455 [Member] | C000015886 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Investments® Small Cap Value Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(3.57%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	8.67%
C000078455 [Member] | C000026331 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds® EUPAC Fund™ - Class R-3 (Formerly American Funds EuroPacific Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	28.35%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000078455 [Member] | C000020203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	9.09%
C000078455 [Member] | C000025422 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.17%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	5.04%
C000078455 [Member] | C000025402 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Mortgages Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
C000078455 [Member] | C000084479 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	17.15%
Average Annual Total Returns, 5 Years [Percent]	15.24%
Average Annual Total Returns, 10 Years [Percent]	11.90%
C000078455 [Member] | C000209615 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Ltd
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	28.33%
Average Annual Total Returns, 5 Years [Percent]	(0.53%)
Average Annual Total Returns, 10 Years [Percent]	6.00%
C000078455 [Member] | C000109814 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	9.91%
C000078455 [Member] | C000238569 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2065 Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	14.93%
C000078455 [Member] | C000071436 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	32.77%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	9.84%
C000078455 [Member] | C000023844 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	6.30%
C000078455 [Member] | C000002333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	23.44%
Average Annual Total Returns, 5 Years [Percent]	16.52%
Average Annual Total Returns, 10 Years [Percent]	13.69%
C000078455 [Member] | C000025000 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	(5.27%)
Average Annual Total Returns, 10 Years [Percent]	8.43%
C000078455 [Member] | C000024006 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds® AMCAP Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.38%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	12.31%
C000078455 [Member] | C000024452 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds® American Mutual Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	10.94%
C000078455 [Member] | C000024466 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	American Funds® Capital Income Builder® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	7.47%
C000078455 [Member] | C000025053 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds® Fundamental Investors® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	23.85%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	13.70%
C000078455 [Member] | C000026305 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds® New Perspective Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	20.85%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	12.31%
C000078455 [Member] | C000025100 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds® The Bond Fund of America® - Class R-3 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	(0.66%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
C000078455 [Member] | C000026217 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds® The Investment Company of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	20.08%
Average Annual Total Returns, 5 Years [Percent]	14.97%
Average Annual Total Returns, 10 Years [Percent]	13.69%
C000078455 [Member] | C000026238 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds® The New Economy Fund® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	30.67%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	13.48%
C000078455 [Member] | C000025722 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds® Washington Mutual Investors Fund - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.76%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	12.75%
C000078455 [Member] | C000063260 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.79%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.95%
C000078455 [Member] | C000213845 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.74%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	11.67%
C000078455 [Member] | C000007904 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.42%
Average Annual Total Returns, 5 Years [Percent]	14.00%
Average Annual Total Returns, 10 Years [Percent]	14.34%
C000078455 [Member] | C000000765 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.82%)
Average Annual Total Returns, 10 Years [Percent]	1.56%
C000078455 [Member] | C000000295 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	17.28%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	14.24%
C000078455 [Member] | C000014095 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	1.19%
Average Annual Total Returns, 10 Years [Percent]	3.66%
C000078455 [Member] | C000046569 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	(0.37%)
Average Annual Total Returns, 10 Years [Percent]	9.28%
C000078455 [Member] | C000097437 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Intrinsic Value Fund - Institutional Class (Effective 9/1/2025, the Columbia Large Cap Value Fund was renamed to Columbia Intrinsic Value Fund) (Closed to Contracts issued on or about 12/31/2010)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.91%
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	11.44%
C000078455 [Member] | C000029850 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.62%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	10.19%
C000078455 [Member] | C000029854 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.84%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	10.47%
C000078455 [Member] | C000097563 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	35.08%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	22.46%
C000078455 [Member] | C000026732 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Adviser: Federated Global Investment Management Corp
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	9.51%
C000078455 [Member] | C000024716 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.)
Portfolio Company Adviser [Text Block]	Adviser: Federated Equity Management Company Of Pennsylvania
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.47%
Average Annual Total Returns, 5 Years [Percent]	9.40%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000078455 [Member] | C000019841 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	4.91%
C000078455 [Member] | C000018620 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Core Plus Bond Fund - Class A* (Formerly Franklin Strategic Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	2.70%
C000078455 [Member] | C000019856 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	9.19%
C000078455 [Member] | C000018490 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	6.30%
C000078455 [Member] | C000018329 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	7.20%
C000078455 [Member] | C000019861 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.68%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.10%
C000078455 [Member] | C000021373 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	18.38%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	8.93%
C000078455 [Member] | C000025467 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	9.30%
C000078455 [Member] | C000025491 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000078455 [Member] | C000025503 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	10.38%
Average Annual Total Returns, 5 Years [Percent]	7.16%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000078455 [Member] | C000209639 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	11.08%
C000078455 [Member] | C000209627 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.79%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	2.90%
C000078455 [Member] | C000084376 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.74%
C000078455 [Member] | C000209346 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	9.73%
C000078455 [Member] | C000001325 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.89%)
Average Annual Total Returns, 10 Years [Percent]	8.97%
C000078455 [Member] | C000077741 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	12.24%
C000078455 [Member] | C000002235 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	22.34%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.45%
C000078455 [Member] | C000002271 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	9.94%
C000078455 [Member] | C000017267 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	33.80%
Average Annual Total Returns, 5 Years [Percent]	14.04%
Average Annual Total Returns, 10 Years [Percent]	17.59%
C000078455 [Member] | C000015836 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.57%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000078455 [Member] | C000010763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	30.14%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	8.14%
C000078455 [Member] | C000015218 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	15.17%
Average Annual Total Returns, 10 Years [Percent]	13.16%
C000078455 [Member] | C000005438 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	10.04%
C000078455 [Member] | C000005455 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	13.56%
C000078455 [Member] | C000023828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	(2.02%)
Average Annual Total Returns, 10 Years [Percent]	(0.45%)
C000078455 [Member] | C000028083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Victory Pioneer Global Equity Fund - Class A* (Formerly Pioneer Global Sustainable Equity Fund) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	41.08%
Average Annual Total Returns, 5 Years [Percent]	15.41%
Average Annual Total Returns, 10 Years [Percent]	12.75%
C000078455 [Member] | C000011629 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Pioneer Mid Cap Value Fund - Class A (Formerly Pioneer Mid Cap Value Fund) (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.74%
Average Annual Total Returns, 5 Years [Percent]	10.85%
Average Annual Total Returns, 10 Years [Percent]	8.69%
C000078455 [Member] | C000028124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Victory Pioneer Strategic Income Fund - Class A* (Formerly Pioneer Strategic Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	3.79%
C000078455 [Member] | C000002356 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	1.41%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	9.19%
C000078455 [Member] | C000021605 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.22%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	8.19%
C000078455 [Member] | C000027972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.57%
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	5.57%
C000078455 [Member] | C000025004 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	31.99%
Average Annual Total Returns, 5 Years [Percent]	16.01%
Average Annual Total Returns, 10 Years [Percent]	17.83%
C000078455 [Member] | C000025002 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	17.01%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	11.63%
C000078455 [Member] | C000089552 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments (UK) Limited;Allspring Global Investments, LLC;
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	7.45%
C000078455 [Member] | C000019901 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Allspring International Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	30.81%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	6.19%
C000078455 [Member] | C000089461 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	15.37%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	9.54%
C000078455 [Member] | C000016467 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Century Investments® Disciplined Core Equity Fund - A Class (Formerly American Century Equity Growth Fund) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.14%
Average Annual Total Returns, 5 Years [Percent]	12.08%
Average Annual Total Returns, 10 Years [Percent]	12.41%
C000078455 [Member] | C000017102 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Investments® Growth Fund - A Class*
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	14.94%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	15.79%
C000078455 [Member] | C000004885 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	21.37%
Average Annual Total Returns, 5 Years [Percent]	14.48%
Average Annual Total Returns, 10 Years [Percent]	16.55%
C000078455 [Member] | C000004049 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	10.08%
C000078455 [Member] | C000006952 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.55%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	15.17%
C000078455 [Member] | C000005780 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	21.40%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	10.98%
C000078455 [Member] | C000005790 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	19.38%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	7.22%
C000078455 [Member] | C000011997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	6.01%
Average Annual Total Returns, 10 Years [Percent]	8.09%
C000078455 [Member] | C000011999 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.67%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000078455 [Member] | C000012001 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.74%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	6.16%
C000078455 [Member] | C000006998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	13.43%
Average Annual Total Returns, 5 Years [Percent]	10.91%
Average Annual Total Returns, 10 Years [Percent]	10.75%
C000078455 [Member] | C000023758 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	2.73%
C000078455 [Member] | C000011723 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(1.55%)
Average Annual Total Returns, 5 Years [Percent]	3.30%
Average Annual Total Returns, 10 Years [Percent]	6.87%
C000078455 [Member] | C000024954 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	4.56%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	8.27%
C000078455 [Member] | C000032888 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	13.84%
Average Annual Total Returns, 10 Years [Percent]	13.96%
C000078455 [Member] | C000032910 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Cornerstone Growth Fund - Class A (Formerly Columbia Large Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	16.10%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	15.69%
C000078455 [Member] | C000029874 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	14.04%
C000078455 [Member] | C000097546 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Technology and Information Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	37.39%
Average Annual Total Returns, 5 Years [Percent]	19.14%
Average Annual Total Returns, 10 Years [Percent]	22.49%
C000078455 [Member] | C000015670 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	14.77%
C000078455 [Member] | C000014875 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: DWS International GmbH
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	3.88%
C000078455 [Member] | C000014890 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Opportunities Fund - Class A* (Formerly DWS International Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	19.12%
Average Annual Total Returns, 5 Years [Percent]	2.70%
Average Annual Total Returns, 10 Years [Percent]	6.62%
C000078455 [Member] | C000014207 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Eaton Vance Management
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.13%
C000078455 [Member] | C000014213 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	8.48%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	10.85%
C000078455 [Member] | C000014226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.12%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	9.74%
C000078455 [Member] | C000014191 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Eaton Vance Worldwide Health Sciences Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Subadviser: Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	7.12%
C000078455 [Member] | C000018324 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	13.11%
C000078455 [Member] | C000018526 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Templeton Institutional, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	2.92%
Average Annual Total Returns, 5 Years [Percent]	(1.31%)
Average Annual Total Returns, 10 Years [Percent]	1.35%
C000078455 [Member] | C000040967 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	0.15%
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	7.10%
C000078455 [Member] | C000040940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Moderately Aggressive Allocation Fund - Class R4 (Effective 5/1/2025, the The Hartford Growth Allocation Fund was renamed to Hartford Moderately Aggressive Allocation Fund) (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	8.91%
C000078455 [Member] | C000000551 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	3.28%
Average Annual Total Returns, 10 Years [Percent]	5.78%
C000078455 [Member] | C000209234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Growth Fund - Class A (Formerly Invesco Oppenheimer International Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	5.59%
C000078455 [Member] | C000209248 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.80%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	13.41%
C000078455 [Member] | C000000490 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	7.78%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	9.26%
C000078455 [Member] | C000077677 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.40%
C000078455 [Member] | C000009616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.10%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	2.02%
C000078455 [Member] | C000007653 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(2.88%)
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	8.31%
C000078455 [Member] | C000010813 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	(2.92%)
Average Annual Total Returns, 10 Years [Percent]	10.55%
C000078455 [Member] | C000010894 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.93%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	8.48%
C000078455 [Member] | C000018124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Income Fund - Admin Class* (Formerly Loomis Sayles Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	3.42%
C000078455 [Member] | C000018428 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	10.33%
C000078455 [Member] | C000018473 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012)
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	14.37%
Average Annual Total Returns, 5 Years [Percent]	(1.21%)
Average Annual Total Returns, 10 Years [Percent]	11.02%
C000078455 [Member] | C000019088 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	13.12%
C000078455 [Member] | C000019515 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.15%
Average Annual Total Returns, 5 Years [Percent]	13.29%
Average Annual Total Returns, 10 Years [Percent]	10.90%
C000078455 [Member] | C000019525 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	31.41%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	7.61%
C000078455 [Member] | C000002049 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.56%
Average Annual Total Returns, 5 Years [Percent]	11.44%
Average Annual Total Returns, 10 Years [Percent]	12.64%
C000078455 [Member] | C000006442 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	15.34%
C000078455 [Member] | C000002258 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	12.01%
Average Annual Total Returns, 10 Years [Percent]	18.19%
C000078455 [Member] | C000006772 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	2.31%
C000078455 [Member] | C000006558 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000078455 [Member] | C000006644 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.85%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.33%
C000078455 [Member] | C000017258 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Nomura Asset Strategy Fund - Class Y (Formerly Macquarie Asset Strategy Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	16.63%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000078455 [Member] | C000017293 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Nomura Large Cap Growth Fund - Class Y* (Formerly Macquarie Large Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.84%
Average Annual Total Returns, 5 Years [Percent]	12.05%
Average Annual Total Returns, 10 Years [Percent]	15.45%
C000078455 [Member] | C000073948 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Nomura Natural Resources Fund - Class Y* (Formerly Macquarie Natural Resources Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Van Eck Associates Corporation
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	37.93%
Average Annual Total Returns, 5 Years [Percent]	15.69%
Average Annual Total Returns, 10 Years [Percent]	6.94%
C000078455 [Member] | C000205671 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: CSM Advisors, LLC
Current Expenses [Percent]	2.31%
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	8.58%
C000078455 [Member] | C000012929 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	15.69%
C000078455 [Member] | C000012674 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(2.75%)
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	9.60%
C000078455 [Member] | C000026008 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class*
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	2.13%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	9.07%
C000078455 [Member] | C000026025 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	6.68%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000078455 [Member] | C000027574 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Russell Investments LifePoints® Aggressive Strategy Fund - Class R1* (Formerly Growth Strategy Fund) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.99%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	8.29%
C000078455 [Member] | C000027576 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Russell Investments LifePoints® Balanced Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.27%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	6.52%
C000078455 [Member] | C000027580 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Conservative Allocation
Portfolio Company Name [Text Block]	Russell Investments LifePoints® Conservative Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	3.42%
C000078455 [Member] | C000027582 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Aggressive Allocation
Portfolio Company Name [Text Block]	Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1* (Formerly Equity Growth Strategy Fund) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	19.26%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	9.04%
C000078455 [Member] | C000027578 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Russell Investments LifePoints® Moderate Strategy Fund - Class R1* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.48%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	4.83%
C000078455 [Member] | C000040985 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.33%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	10.94%
C000078455 [Member] | C000041003 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	16.73%
Average Annual Total Returns, 5 Years [Percent]	12.12%
Average Annual Total Returns, 10 Years [Percent]	11.96%
C000078455 [Member] | C000040919 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.23%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	15.17%
C000078455 [Member] | C000040934 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	The Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	7.43%
C000078455 [Member] | C000040952 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	The Hartford Inflation Plus Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.42%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	2.88%
C000078455 [Member] | C000040970 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	9.97%
C000078455 [Member] | C000040988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
C000078455 [Member] | C000042669 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Thornburg American Opportunities Fund - Class R4* (Formerly Thornburg Small/Mid Cap Core Fund) (Closed to Contracts issued on or about 8/1/2013) (Effective 2/1/2026, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(0.76%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	7.81%
C000078455 [Member] | C000042673 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Thornburg Focus Growth Fund - Class R4* (Formerly Thornburg Small/Mid Cap Growth Fund) (Closed to Contracts issued on or about 8/1/2011) (Effective 2/1/2026, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	(1.20%)
Average Annual Total Returns, 10 Years [Percent]	7.30%
C000078455 [Member] | C000042671 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4* (Effective 2/1/2026, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	8.92%
C000078455 [Member] | C000008182 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: UBS Asset Management (Americas) LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	18.78%
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	6.37%
C000078455 [Member] | C000011065 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Victory Pioneer Equity Income Fund - Class A* (Formerly Pioneer Equity Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	9.11%
C000078455 [Member] | C000011118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Pioneer Fund - Class A* (Formerly Pioneer Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	23.20%
Average Annual Total Returns, 5 Years [Percent]	14.88%
Average Annual Total Returns, 10 Years [Percent]	15.57%
C000078455 [Member] | C000002334 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	2.33%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	10.60%
C000078455 [Member] | C000181196 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	9.66%
C000078455 [Member] | C000181226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	1.05%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	7.62%
C000078455 [Member] | C000017956 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Century Investments® Diversified Bond Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.79%
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	1.52%
C000078455 [Member] | C000015879 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	American Century Investments® Mid Cap Value Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	8.64%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000078455 [Member] | C000033005 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Management Investment Advisers
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	14.60%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	11.03%
C000078455 [Member] | C000210578 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Frost Growth Equity Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Frost Investment Advisors, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	14.95%
Average Annual Total Returns, 5 Years [Percent]	12.96%
Average Annual Total Returns, 10 Years [Percent]	15.88%
C000078455 [Member] | C000065308 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	32.79%
Average Annual Total Returns, 5 Years [Percent]	7.74%
Average Annual Total Returns, 10 Years [Percent]	7.81%
C000078455 [Member] | C000000562 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco EQV Emerging Markets ex-China Fund - Class A (Effective 8/22/2025, the Invesco EQV Emerging Markets All Cap Fund was renamed to Invesco Emerging Markets ex-China Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Limited
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	29.85%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	7.57%
C000078455 [Member] | C000003854 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	14.13%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	14.44%
C000078455 [Member] | C000010944 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	JPMorgan U.S. Government Money Market Fund - Reserve Class
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.69%
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000078455 [Member] | C000019093 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	10.48%
C000078455 [Member] | C000019995 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Lord Abbett Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	2.25%
C000078455 [Member] | C000074226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	MFS® Emerging Markets Debt Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]	4.25%
C000078455 [Member] | C000071433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	20.78%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	9.63%
C000078455 [Member] | C000015168 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Nuveen Small Cap Select Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	7.50%
Average Annual Total Returns, 5 Years [Percent]	7.92%
Average Annual Total Returns, 10 Years [Percent]	10.17%
C000078455 [Member] | C000015111 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (Formerly Nuveen Mid Cap Growth Opportunities Fund)
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	9.02%
C000078455 [Member] | C000068459 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	8.52%
C000078455 [Member] | C000041006 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Equity Income Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts )
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	0.11%
C000078455 [Member] | C000040958 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	The Hartford International Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	29.80%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	7.71%
C000078455 [Member] | C000077364 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(0.89%)
Average Annual Total Returns, 5 Years [Percent]	(0.13%)
Average Annual Total Returns, 10 Years [Percent]	7.63%
C000078455 [Member] | C000256530 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Victory Pioneer Disciplined Value Fund - Class A* (Effective 3/31/2025, the Pioneer Disciplined Value Fund was renamed to Victory Pioneer Disciplined Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	17.31%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	10.39%
C000078455 [Member] | C000181187 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Seix Investment Advisors
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.63%
Average Annual Total Returns, 5 Years [Percent]	(0.93%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000078455 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]
•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation Method of Benefit [Text Block]
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

C000078455 [Member] | Participant Loan Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

C000078455 [Member] | Systemic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systematic Withdrawal Option
C000078455 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000078455 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000078455 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.
C000078455 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com

C000078455 [Member] | Deduction Of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000078455 [Member] | Limitations On Surrenders And Withdrawals Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000078455 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
C000078455 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000078455 [Member] | Reservation Of Rights Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.

C000078455 [Member] | Cyber Security And Disruptions To Business Operations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

C000078455 [Member] | Underlying Funds Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000078455 [Member] | Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000082531 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.32%
	Investment options (Fund fees and expenses)[2]	0.04%	1.48%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,190	Highest Annual Cost: $2,387
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.32%
	Investment options (Fund fees and expenses)[2]	0.04%	1.48%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,190	Highest Annual Cost: $2,387
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.32%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.04%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.48%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Are There Transaction Charges?
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.32%
	Investment options (Fund fees and expenses)[2]	0.04%	1.48%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,190	Highest Annual Cost: $2,387
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,190
Highest Annual Cost [Dollars]	$ 2,387
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is this a Short-Term Investment?
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks
What Are the Risks Associated with the Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all sub accounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com.
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Changes to the Funds and Separate Account
Are There any Restrictions on Contract Benefits?
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts –Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers

Are There any Transfer Restrictions?
General Account values may be transferred to one or more Sub-Accounts within the Separate Accounts or, if applicable, to one or more sub-accounts within a separate account under a related contract, except that the Contract contains at least one of the following restrictions for transfers to and from the General Account option, depending on your individual Plan’s Contract. Please check your Plan materials to determine what type of restrictions your Plan’s Contract contains:
Frequency: We reserve the right to limit the number of transfers to no more than one per Valuation Day or twelve per Contract Year, with no two transfers being made on consecutive Valuation Days;
No Transfer to Competing Funds: You may not transfer account value directly from the General Account option to a competing fund in the Plan’s fund line-up. Competing funds are generally money market funds or other stable value funds as described under the Contract or related contract of your Plan;
Limits on Transfers to Competing Funds: Transfers of assets that were held in the General Account at any time during the preceding 90-day period to a competing fund are prohibited;
Limits on Transfers from Competing Funds: Transfers of assets presently held in a competing fund, or that were held in a competing fund during the preceding 90 days, to the General Account option are prohibited; or
Other Limits on Transfers from the General Account Option: We may limit the sum of any such transfers for a Participant’s Account in any Participant’s Contract Year to 1/6th of the General Account value of such Participant’s Account as of the end of the preceding Participant’s Contract Year.
General Account Option
TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution

Should I Exchange My Contract?
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Federal Tax Considerations

Investment Restrictions [Text Block]
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.

Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender your Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2025 that you may pay periodically during the time that you participate in the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – General Account Options and Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.04%	1.48%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$7,435	$11,567	$15,762	$31,184
1.05%	$7,241	$10,974	$14,747	$29,192
0.85%	$7,046	$10,379	$13,724	$27,159
0.75%	$6,948	$10,080	$13,209	$26,128
0.65%	$6,851	$9,781	$12,692	$25,087
0.50%	$6,705	$9,331	$11,912	$23,505
0.35%	$6,559	$8,880	$11,127	$21,899
0.15%	$6,364	$8,269	$10,073	$19,722
0.00%	$6,218	$7,799	$9,277	$18,060

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$2,828	$8,668	$14,762	$31,184
1.05%	$2,623	$8,056	$13,748	$29,192
0.85%	$2,418	$7,441	$12,724	$27,159
0.75%	$2,316	$7,133	$12,209	$26,128
0.65%	$2,213	$6,824	$11,692	$25,087
0.50%	$2,060	$6,359	$10,912	$23,505
0.35%	$1,906	$5,893	$10,128	$21,899
0.15%	$1,701	$5,269	$9,074	$19,722
0.00%	$1,547	$4,800	$8,277	$18,060

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$2,828	$8,668	$14,762	$31,184
1.05%	$2,623	$8,056	$13,748	$29,192
0.85%	$2,418	$7,441	$12,724	$27,159
0.75%	$2,316	$7,133	$12,209	$26,128
0.65%	$2,213	$6,824	$11,692	$25,087
0.50%	$2,060	$6,359	$10,912	$23,505
0.35%	$1,906	$5,893	$10,128	$21,899
0.15%	$1,701	$5,269	$9,074	$19,722
0.00%	$1,547	$4,800	$8,277	$18,060

Transaction Expenses [Table Text Block]
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Transfer Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Minimum [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 30
Other Annual Expense, Minimum [Dollars]	$ 0
Other Annual Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.04%	1.48%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.04%
Portfolio Company Expenses Maximum [Percent]	1.48%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$7,435	$11,567	$15,762	$31,184
1.05%	$7,241	$10,974	$14,747	$29,192
0.85%	$7,046	$10,379	$13,724	$27,159
0.75%	$6,948	$10,080	$13,209	$26,128
0.65%	$6,851	$9,781	$12,692	$25,087
0.50%	$6,705	$9,331	$11,912	$23,505
0.35%	$6,559	$8,880	$11,127	$21,899
0.15%	$6,364	$8,269	$10,073	$19,722
0.00%	$6,218	$7,799	$9,277	$18,060

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,435
Surrender Expense, 1 Year, Minimum [Dollars]	6,218
Surrender Expense, 3 Years, Maximum [Dollars]	11,567
Surrender Expense, 3 Years, Minimum [Dollars]	7,799
Surrender Expense, 5 Years, Maximum [Dollars]	15,762
Surrender Expense, 5 Years, Minimum [Dollars]	9,277
Surrender Expense, 10 Years, Maximum [Dollars]	31,184
Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,060
Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$2,828	$8,668	$14,762	$31,184
1.05%	$2,623	$8,056	$13,748	$29,192
0.85%	$2,418	$7,441	$12,724	$27,159
0.75%	$2,316	$7,133	$12,209	$26,128
0.65%	$2,213	$6,824	$11,692	$25,087
0.50%	$2,060	$6,359	$10,912	$23,505
0.35%	$1,906	$5,893	$10,128	$21,899
0.15%	$1,701	$5,269	$9,074	$19,722
0.00%	$1,547	$4,800	$8,277	$18,060

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,828
Annuitized Expense, 1 Year, Minimum [Dollars]	1,547
Annuitized Expense, 3 Years, Maximum [Dollars]	8,668
Annuitized Expense, 3 Years, Minimum [Dollars]	4,800
Annuitized Expense, 5 Years, Maximum [Dollars]	14,762
Annuitized Expense, 5 Years, Minimum [Dollars]	8,277
Annuitized Expense, 10 Years, Maximum [Dollars]	31,184
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 18,060
No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$2,828	$8,668	$14,762	$31,184
1.05%	$2,623	$8,056	$13,748	$29,192
0.85%	$2,418	$7,441	$12,724	$27,159
0.75%	$2,316	$7,133	$12,209	$26,128
0.65%	$2,213	$6,824	$11,692	$25,087
0.50%	$2,060	$6,359	$10,912	$23,505
0.35%	$1,906	$5,893	$10,128	$21,899
0.15%	$1,701	$5,269	$9,074	$19,722
0.00%	$1,547	$4,800	$8,277	$18,060

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,828
No Surrender Expense, 1 Year, Minimum [Dollars]	1,547
No Surrender Expense, 3 Years, Maximum [Dollars]	8,668
No Surrender Expense, 3 Years, Minimum [Dollars]	4,800
No Surrender Expense, 5 Years, Maximum [Dollars]	14,762
No Surrender Expense, 5 Years, Minimum [Dollars]	8,277
No Surrender Expense, 10 Years, Maximum [Dollars]	31,184
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,060
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either deducted via Method 1 (daily deduction as a percentage of net asset value of each fund) or Method 2 (quarterly deduction as a percentage of the average daily assets of Sub-Accounts during calendar quarter), depending on which method is selected by your Employer)

•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard
1.25% (Either deducted via Method 1 (daily deduction as a percentage of net asset value of each fund) or Method 2 (quarterly deduction as a percentage of the average daily assets of Sub-Accounts during calendar quarter), depending on which method is selected by your Employer)

•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – General Account Options and Underlying Funds
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Century Investments® Growth Fund - Investor Class*	0.83%	15.23%	12.74%	16.09%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Value	American Century Investments® Small Cap Value Fund - Investor Class	1.08%	-3.27%	7.04%	8.94%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Moderate Allocation	American Funds® American Balanced Fund® - Class R-4	0.60%	18.43%	9.53%	9.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Blend	American Funds® Capital World Growth and Income Fund® - Class R-4	0.76%	24.70%	10.23%	10.85%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-4 (Formerly American Funds EuroPacific Growth Fund)	0.82%	28.71%	4.22%	8.08%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds® The Growth Fund of America® - Class R-4 (Closed to new and subsequent Contributions and transfers of Participant Account values)	0.63%	19.87%	11.77%	15.11%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class	1.18%	1.72%	6.61%	7.87%
	Adviser: Artisan Partners Limited Partnership
	Subadviser: N/A
US Fund Small Growth	Baron Small Cap Fund® - Retail Shares	1.32%	-0.89%	2.51%	10.71%
	Adviser: BAMCO Inc
	Subadviser: N/A
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares*	0.59%	13.60%	6.28%	8.36%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares*	0.59%	16.88%	8.84%	10.26%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares*	0.59%	20.05%	10.38%	11.23%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Institutional Shares*	0.59%	21.08%	10.75%	11.05%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Institutional Shares*	0.59%	21.02%	10.73%	11.94%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 Fund - Institutional Shares*	0.59%	20.98%	14.92%	14.92%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares*	0.59%	12.01%	4.40%	6.43%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Foreign Large Blend	BNY Mellon International Stock Index Fund - Investor Shares*	0.60%	30.35%	8.36%	7.76%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A	1.00%	12.12%	10.26%	9.74%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.98%	8.17%	3.18%	5.04%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	7.95%	-0.42%	1.25%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.68%	13.72%	9.96%	11.93%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.45%	4.51%	2.88%	2.21%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class Y	1.05%	28.63%	-0.28%	6.26%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A	1.27%	15.91%	3.28%	5.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco International Growth Fund - Class A (Formerly Invesco Oppenheimer International Growth Fund)	1.14%	15.81%	2.01%	5.59%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class R5	1.02%	0.12%	3.57%	4.13%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.19%	28.29%	8.94%	8.77%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	JPMorgan Mid Cap Growth Fund - Class R3*	1.15%	8.23%	3.98%	11.80%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5	0.76%	16.84%	13.00%	16.12%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.33%	10.99%	3.83%	11.23%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3*	1.06%	20.78%	6.84%	9.63%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3*	1.02%	32.77%	7.21%	9.84%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class A*	0.79%	6.38%	8.51%	9.30%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Blend	Neuberger Quality Equity Fund - Trust Class (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.04%	17.18%	13.68%	13.28%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	11.06%	8.44%	8.52%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Administrative Class	0.80%	7.90%	1.15%	3.13%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Administrative Class	0.78%	9.06%	0.07%	2.31%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Large Blend	Vanguard 500 Index Fund - Admiral Shares	0.04%	17.83%	14.38%	14.78%
	Adviser: Vanguard Group, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Vanguard Mid-Cap Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)	0.05%	11.67%	8.60%	10.91%
	Adviser: Vanguard Group, Inc.
	Subadviser: N/A
US Fund Small Blend	Vanguard Small-Cap Index Fund - Admiral Shares	0.05%	8.83%	7.34%	10.43%
	Adviser: Vanguard Group, Inc.
	Subadviser: N/A
US Fund Intermediate Core Bond	Vanguard Total Bond Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)	0.04%	7.15%	-0.42%	1.99%
	Adviser: Vanguard Group, Inc.
	Subadviser: N/A
US Fund Large Blend	Vanguard Total Stock Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)	0.04%	17.12%	13.06%	14.24%
	Adviser: Vanguard Group, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund - Class Y (Formerly Victory Munder Mid-Cap Core Growth Fund)	1.00%	12.19%	7.31%	9.57%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory RS Value Fund - Class A*	1.30%	4.65%	9.38%	8.82%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-7969

Variable Option [Line Items]
Prospectuses Available [Text Block]
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Century Investments® Growth Fund - Investor Class*	0.83%	15.23%	12.74%	16.09%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Value	American Century Investments® Small Cap Value Fund - Investor Class	1.08%	-3.27%	7.04%	8.94%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century Investments® U.S. Government Money Market Fund - A Class	0.70%	3.68%	2.75%	1.70%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Moderate Allocation	American Funds® American Balanced Fund® - Class R-4	0.60%	18.43%	9.53%	9.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Blend	American Funds® Capital World Growth and Income Fund® - Class R-4	0.76%	24.70%	10.23%	10.85%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-4 (Formerly American Funds EuroPacific Growth Fund)	0.82%	28.71%	4.22%	8.08%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds® The Growth Fund of America® - Class R-4 (Closed to new and subsequent Contributions and transfers of Participant Account values)	0.63%	19.87%	11.77%	15.11%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class	1.18%	1.72%	6.61%	7.87%
	Adviser: Artisan Partners Limited Partnership
	Subadviser: N/A
US Fund Small Growth	Baron Small Cap Fund® - Retail Shares	1.32%	-0.89%	2.51%	10.71%
	Adviser: BAMCO Inc
	Subadviser: N/A
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares*	0.59%	13.60%	6.28%	8.36%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares*	0.59%	16.88%	8.84%	10.26%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares*	0.59%	20.05%	10.38%	11.23%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Institutional Shares*	0.59%	21.08%	10.75%	11.05%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Institutional Shares*	0.59%	21.02%	10.73%	11.94%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 Fund - Institutional Shares*	0.59%	20.98%	14.92%	14.92%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares*	0.59%	12.01%	4.40%	6.43%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Foreign Large Blend	BNY Mellon International Stock Index Fund - Investor Shares*	0.60%	30.35%	8.36%	7.76%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A	1.00%	12.12%	10.26%	9.74%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.98%	8.17%	3.18%	5.04%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	7.95%	-0.42%	1.25%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.68%	13.72%	9.96%	11.93%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.45%	4.51%	2.88%	2.21%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class Y	1.05%	28.63%	-0.28%	6.26%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A	1.27%	15.91%	3.28%	5.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco International Growth Fund - Class A (Formerly Invesco Oppenheimer International Growth Fund)	1.14%	15.81%	2.01%	5.59%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class R5	1.02%	0.12%	3.57%	4.13%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.19%	28.29%	8.94%	8.77%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	JPMorgan Mid Cap Growth Fund - Class R3*	1.15%	8.23%	3.98%	11.80%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5	0.76%	16.84%	13.00%	16.12%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.33%	10.99%	3.83%	11.23%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3*	1.06%	20.78%	6.84%	9.63%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3*	1.02%	32.77%	7.21%	9.84%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class A*	0.79%	6.38%	8.51%	9.30%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Blend	Neuberger Quality Equity Fund - Trust Class (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)	1.04%	17.18%	13.68%	13.28%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	11.06%	8.44%	8.52%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Administrative Class	0.80%	7.90%	1.15%	3.13%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Administrative Class	0.78%	9.06%	0.07%	2.31%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Large Blend	Vanguard 500 Index Fund - Admiral Shares	0.04%	17.83%	14.38%	14.78%
	Adviser: Vanguard Group, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Vanguard Mid-Cap Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)	0.05%	11.67%	8.60%	10.91%
	Adviser: Vanguard Group, Inc.
	Subadviser: N/A
US Fund Small Blend	Vanguard Small-Cap Index Fund - Admiral Shares	0.05%	8.83%	7.34%	10.43%
	Adviser: Vanguard Group, Inc.
	Subadviser: N/A
US Fund Intermediate Core Bond	Vanguard Total Bond Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)	0.04%	7.15%	-0.42%	1.99%
	Adviser: Vanguard Group, Inc.
	Subadviser: N/A
US Fund Large Blend	Vanguard Total Stock Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)	0.04%	17.12%	13.06%	14.24%
	Adviser: Vanguard Group, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund - Class Y (Formerly Victory Munder Mid-Cap Core Growth Fund)	1.00%	12.19%	7.31%	9.57%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory RS Value Fund - Class A*	1.30%	4.65%	9.38%	8.82%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000082531 [Member] | C000008618 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	11.93%
C000082531 [Member] | C000008636 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	12.68%
Average Annual Total Returns, 10 Years [Percent]	12.48%
C000082531 [Member] | C000008630 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	2.75%
C000082531 [Member] | C000002259 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.38%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	9.30%
C000082531 [Member] | C000162988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	American Century Investments® U.S. Government Money Market Fund - A Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.68%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000082531 [Member] | C000001637 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Baron Small Cap Fund® - Retail Shares
Portfolio Company Adviser [Text Block]	Adviser: BAMCO Inc
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	(0.89%)
Average Annual Total Returns, 5 Years [Percent]	2.51%
Average Annual Total Returns, 10 Years [Percent]	10.71%
C000082531 [Member] | C000008622 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000082531 [Member] | C000077692 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	28.29%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000082531 [Member] | C000140361 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	11.23%
C000082531 [Member] | C000007558 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Harris Associates L.P.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	8.52%
C000082531 [Member] | C000026332 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds® EUPAC Fund™ - Class R-4 (Formerly American Funds EuroPacific Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.71%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	8.08%
C000082531 [Member] | C000010179 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R5
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	16.84%
Average Annual Total Returns, 5 Years [Percent]	13.00%
Average Annual Total Returns, 10 Years [Percent]	16.12%
C000082531 [Member] | C000017766 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Artisan Mid Cap Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Artisan Partners Limited Partnership
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	1.72%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000082531 [Member] | C000011998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.60%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	8.36%
C000082531 [Member] | C000012000 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	16.88%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	10.26%
C000082531 [Member] | C000063261 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	10.38%
Average Annual Total Returns, 10 Years [Percent]	11.23%
C000082531 [Member] | C000213846 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2065 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	21.02%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	11.94%
C000082531 [Member] | C000251825 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2070 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	20.98%
Average Annual Total Returns, 5 Years [Percent]	14.92%
Average Annual Total Returns, 10 Years [Percent]	14.92%
C000082531 [Member] | C000012002 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	6.43%
C000082531 [Member] | C000025422 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.17%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	5.04%
C000082531 [Member] | C000025402 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Mortgages Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
C000082531 [Member] | C000071436 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	32.77%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	9.84%
C000082531 [Member] | C000021350 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Quality Equity Fund - Trust Class (Effective 7/28/2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund. Effective 12/18/2025, the Neuberger Berman Quality Equity Fund was renamed to Neuberger Quality Equity Fund)
Portfolio Company Adviser [Text Block]	Adviser: Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	13.28%
C000082531 [Member] | C000014226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.12%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	9.74%
C000082531 [Member] | C000000551 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	3.28%
Average Annual Total Returns, 10 Years [Percent]	5.78%
C000082531 [Member] | C000209234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Growth Fund - Class A (Formerly Invesco Oppenheimer International Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	5.59%
C000082531 [Member] | C000071433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	20.78%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	9.63%
C000082531 [Member] | C000017101 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Investments® Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	12.74%
Average Annual Total Returns, 10 Years [Percent]	16.09%
C000082531 [Member] | C000015885 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Investments® Small Cap Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(3.27%)
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	8.94%
C000082531 [Member] | C000023941 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	American Funds® American Balanced Fund® - Class R-4
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	18.43%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	9.75%
C000082531 [Member] | C000024481 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds® Capital World Growth and Income Fund® - Class R-4
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	24.70%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	10.85%
C000082531 [Member] | C000025068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds® The Growth Fund of America® - Class R-4 (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	19.87%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	15.11%
C000082531 [Member] | C000187070 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2060 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	21.08%
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	11.05%
C000082531 [Member] | C000000294 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	BNY Mellon International Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	30.35%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	7.76%
C000082531 [Member] | C000209618 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class Y
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Ltd
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	28.63%
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	6.26%
C000082531 [Member] | C000023123 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class R5
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	0.12%
Average Annual Total Returns, 5 Years [Percent]	3.57%
Average Annual Total Returns, 10 Years [Percent]	4.13%
C000082531 [Member] | C000173559 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	11.80%
C000082531 [Member] | C000026607 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Administrative Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.90%
Average Annual Total Returns, 5 Years [Percent]	1.15%
Average Annual Total Returns, 10 Years [Percent]	3.13%
C000082531 [Member] | C000026644 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Administrative Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	2.31%
C000082531 [Member] | C000007774 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Vanguard 500 Index Fund - Admiral Shares
Portfolio Company Adviser [Text Block]	Adviser: Vanguard Group, Inc.
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	17.83%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	14.78%
C000082531 [Member] | C000007792 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Vanguard Mid-Cap Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Adviser: Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	10.91%
C000082531 [Member] | C000007796 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Vanguard Small-Cap Index Fund - Admiral Shares
Portfolio Company Adviser [Text Block]	Adviser: Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	10.43%
C000082531 [Member] | C000007063 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Vanguard Total Bond Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Adviser: Vanguard Group, Inc.
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	1.99%
C000082531 [Member] | C000007806 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Vanguard Total Stock Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Adviser: Vanguard Group, Inc.
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	13.06%
Average Annual Total Returns, 10 Years [Percent]	14.24%
C000082531 [Member] | C000144976 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Mid-Cap Core Growth Fund - Class Y (Formerly Victory Munder Mid-Cap Core Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	9.57%
C000082531 [Member] | C000168336 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory RS Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]	8.82%
C000082531 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]
•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation Method of Benefit [Text Block]
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

C000082531 [Member] | Participant Loan Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

C000082531 [Member] | Systematic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systematic Withdrawal Option
C000082531 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000082531 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000082531 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all sub accounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

C000082531 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com.

C000082531 [Member] | Risks Associated With Underlying Funds Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000082531 [Member] | Company's Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000082531 [Member] | Deduction Of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000082531 [Member] | Limitations On Surrenders And Withdrawals Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000082531 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
C000082531 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000082531 [Member] | Reservation Of Rights Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.

C000082531 [Member] | Cyber Security And Disruptions To Business Operations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.